As filed with the Securities and Exchange Commission on February 7, 2003
                                                             File No: 333-
                                                                          ------

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                       FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                 Post-Effective Amendment No.

                        (Check appropriate box or boxes)


                                  JANUS ASPEN SERIES
                  (Exact Name of Registrant as Specified in Charter)

                                  100 FILLMORE STREET
                              DENVER, COLORADO 80206-4928

                       (Address of Principal Executive Offices)

                                     303-333-3863
                             (Area Code and Phone Number)

                              --------------------------

                                    THOMAS A. EARLY
                                  JANUS ASPEN SERIES
                                  100 FILLMORE STREET
                              DENVER, COLORADO 80206-4928
                        (Name and Address of Agent for Service)

                                       Copy to:

                                 CHRISTOPHER E. PALMER
                                    SHEA & GARDNER
                             1800 MASSACHUSETTS AVE. N.W.
                                 WASHINGTON, DC 20036
                              ---------------------------

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Service Shares and Institutional Shares of Janus Aspen Series Mid Cap Value Portfolio.

No filing fee is due with this filing because the Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                               JANUS ASPEN SERIES

                 CONTENT OF REGISTRATION STATEMENT ON FORM N-14



                  Cover Sheet
                  Part A - Prospectus/Proxy Statement
                  Part B - Statement of Additional Information
                  Statement of Additional Information (12/31/02)
                  Annual Report (12/31/01)
                  Semi-Annual Report (6/30/02)
                  Part C - Other Information
                  Signature Page
                  Exhibits

                                                                March ____, 2003

Dear Janus Investor:

We are writing to request your vote on a proposal to reorganize the Janus Aspen Series Strategic Value Portfolio into the Janus Aspen Series Mid Cap Value Portfolio. If the reorganization is approved, your investment in the Strategic Value Portfolio will become an investment in the Mid Cap Value Portfolio.

The Trustees of Janus Aspen Series have determined that the proposed reorganization is in your best interests, and they recommend that you vote for the proposed reorganization.

PLEASE READ THE ENCLOSED MATERIALS, WHICH PROVIDE INFORMATION ABOUT THE PROPOSED REORGANIZATION AND THE MID CAP VALUE PORTFOLIO. TO CAST YOUR VOTE, SIMPLY COMPLETE THE ENCLOSED VOTING INSTRUCTION CARD. WE ASK THAT YOU RETURN YOUR CARD PROMPTLY. BE SURE TO SIGN THE CARD BEFORE MAILING IT IN THE POSTAGE-PAID ENVELOPE.

We have retained Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist with the solicitation of votes. If you do not vote your shares, you may receive a phone call from them.

If you have any questions before you vote, please call (866) 238-7096. They will be happy to help you get your vote in quickly.

Thank you for your vote, and we look forward to continuing to serve your investment needs.

Sincerely,



Mark Whiston
CEO, Janus Capital Group

                               JANUS ASPEN SERIES
                            STRATEGIC VALUE PORTFOLIO
                               100 FILLMORE STREET
                           DENVER, COLORADO 80206-4928

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 16, 2003

      A special meeting of shareholders of the Strategic Value Portfolio of Janus Aspen Series will be held at the offices of Janus Capital Management LLC, 3773 Cherry Creek Drive North, Denver, Colorado 80209, on April 16, 2003, at 10:00 a.m. Mountain Time for the following purposes:

1. To approve an Agreement and Plan of Reorganization providing for the transfer of substantially all the assets and liabilities of the Janus Aspen Series Strategic Value Portfolio in exchange for shares of the Janus Aspen Series Mid Cap Value Portfolio; and

2.    To transact such other business as may properly come before the meeting.

      Shareholders of record of the Strategic Value Portfolio at the close of business on February 10, 2003 are entitled to vote at the meeting. Each share entitles its record owner to one vote, with proportionate voting for fractional shares.

                                             By direction of the Trustees,



                                             /s/ Kelley A. Howes
                                             Kelley A. Howes
                                             Secretary

_________________, 2003

                               JANUS ASPEN SERIES
                               100 FILLMORE STREET
                           DENVER, COLORADO 80206-4928
                                1-800-525-0020

                        PROSPECTUS AND PROXY STATEMENT

           RELATING TO THE ACQUISITION BY THE MID CAP VALUE PORTFOLIO
                 OF THE ASSETS OF THE STRATEGIC VALUE PORTFOLIO

                                 MARCH __, 2003

      This prospectus and proxy statement (the "Proxy Statement") is being furnished to you in connection with an agreement and plan of reorganization (the "Plan"). Under the Plan, shareholders of the Strategic Value Portfolio will receive shares of the Mid Cap Value Portfolio equal in total value to their holdings as of the closing date of the reorganization (the "Reorganization"). If you are invested in Service Shares of the Strategic Value Portfolio, you will be invested in Service Shares of the Mid Cap Value Portfolio after the Reorganization. Similarly, if you are invested in Institutional Shares of the Strategic Value Portfolio, you will be invested in Institutional Shares of the Mid Cap Value Portfolio after the Reorganization. After the Reorganization is complete, the Strategic Value Portfolio will be liquidated. The Reorganization is expected to be effective on or about April 30, 2003.

      The Trustees of Janus Aspen Series (the "Trust") determined that the Reorganization is in the best interest of investors in the Strategic Value Portfolio, and the Trustees recommend that investors in the Strategic Value Portfolio vote to approve the Reorganization.

      Shares of the Strategic Value Portfolio are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts issued by life insurance companies ("Participating Insurance Companies"). (Although certain qualified plans are eligible to purchase shares, the Strategic Value Portfolio currently has no qualified plan shareholders.) Individual contract owners are not the shareholders of the Strategic Value Portfolio. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. Each Participating Insurance Company will offer to its contract owners the opportunity to instruct it as to how it should vote the Strategic Value Portfolio shares held by it. This Proxy Statement is therefore furnished to contract owners entitled to give voting instructions with regard to the Strategic Value Portfolio. When this Proxy Statement refers to "shares" of a Portfolio it refers to both Institutional Shares and Service Shares.

      This Proxy Statement sets forth concisely the information you should know about the Reorganization. You should read it carefully and retain it for future reference.

      You can request other information, including a Statement of Additional Information dated March ___, 2003, free of charge by contacting us at the above address or telephone number. The SEC maintains a website (www.sec.gov) that contains the Statement of Additional

Information and other material incorporated by reference, together with other information regarding the Strategic Value Portfolio and the Mid Cap Value Portfolio.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY OF THE PROPOSED REORGANIZATION.......................................      1
   The Reorganization........................................................      1
   Investment Objectives, Policies and Strategies............................      1
   Investment Advisers.......................................................      2
   Fee and Expense Information (Unaudited)...................................      3
   Purchase and Redemption Procedures........................................      5
   Tax Consequences..........................................................      5

PRINCIPAL RISK FACTORS.......................................................      5
   Common Stock Risk.........................................................      5
   Smaller or Newer Company Risk.............................................      5
   Non-Diversification Risk (applies only to the Strategic Value Portfolio)..      6
   Value Risk................................................................      6
   Foreign Securities Risk...................................................      6
   High-Yield/High-Risk Bond Risk............................................      7

THE REORGANIZATION...........................................................      7
   The Plan..................................................................      7
   Reasons for the Reorganization............................................      8
   Federal Income Tax Considerations.........................................     10
   Description of the Securities to be Issued................................     11
   Capitalization (unaudited)................................................     12

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS..................................     12

VOTING INFORMATION...........................................................     13

SHARE OWNERSHIP..............................................................     14

AGREEMENT AND PLAN OF REORGANIZATION.........................................    A-1

ADDITIONAL INFORMATION ABOUT THE MID CAP VALUE PORTFOLIO.....................    B-1

                     SUMMARY OF THE PROPOSED REORGANIZATION

      This section provides a brief summary of the proposed Reorganization, certain expense information and a summary of the principal risk factors associated with an investment in the Mid Cap Value Portfolio. You should read the entire Proxy Statement carefully.

      THE REORGANIZATION

      At a meeting held on January 31, 2003, the Trustees of the Trust concluded that the Reorganization is in the best interests of the shareholders of the Strategic Value Portfolio and the Mid Cap Value Portfolio, and that interests of shareholders of the two Portfolios will not be diluted as a result of the Reorganization.

      Under the Plan, the Strategic Value Portfolio will transfer substantially all its assets to the Mid Cap Value Portfolio, and shareholders of the Strategic Value Portfolio will receive shares of the Mid Cap Value Portfolio in exchange for their shares of the Strategic Value Portfolio. Each Strategic Value Portfolio shareholder will receive full and fractional shares of the Mid Cap Value Portfolio equal in value to the total value of his or her shares of the Strategic Value Portfolio as of the closing date of the Reorganization, which is expected to be April 30, 2003. If you are invested in the Strategic Value Portfolio through a variable contract, as a result of the Reorganization your investment in the Strategic Value Portfolio will be changed to an investment in the Mid Cap Value Portfolio. Your investment in the Mid Cap Value Portfolio immediately after the Reorganization will have the same value as your investment in the Strategic Value Portfolio immediately prior to the Reorganization.

      The Plan provides that Janus Capital Management LLC ("Janus Capital") will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement.

      The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) are the receipt of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Strategic Value Portfolio and its shareholders.

      This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached at Appendix A.

      INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

      Although the phrasing is somewhat different, both Portfolios have substantially similar investment objectives. The Strategic Value Portfolio seeks long-term growth of capital, while the Mid Cap Value Portfolio seeks capital appreciation.

      As to investment policies and strategies, both Portfolios invest primarily in common stocks using a "value" approach. The Mid Cap Value Portfolio, however, invests primarily in common stocks of mid-sized companies, while the Strategic Value Portfolio is not required to invest in companies of any particular capitalization. As of December 31, 2002, the Strategic Value Portfolio invested slightly more than 60% of its net assets in common stocks of mid-sized companies. More specific information about each Portfolio's principal investment strategies is set forth below.

      The Strategic Value Portfolio invests primarily in common stocks with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, he looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

      The Mid Cap Value Portfolio invests primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with: a low price relative to their assets, earnings, cash flow or business franchise; products and services that give them a competitive advantage; and quality balance sheets and strong management. For purposes of the Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.

      The Strategic Value Portfolio may invest up to 35% of its net assets in high-yield/high-risk bonds. The Mid Cap Value Portfolio may invest up to 20% of its net assets in high-yield/high-risk bonds.

      Each Portfolio may invest without limit in foreign equity and debt securities (subject, of course, to its overall investment objectives and policies set forth above).

      For more detailed information about the Mid Cap Value Portfolio, see Appendix B.

      INVESTMENT ADVISERS

      Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Strategic Value Portfolio and is responsible for the day-to-day management of the Portfolio. Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently

    10
serves as investment adviser to all of the Janus retail funds, acts as a subadviser for a number of private label mutual funds and provides separate account advisory services for institutional accounts.

      Janus Capital also serves as the investment adviser to the Mid Cap Value Portfolio. With respect to that Portfolio, however, Perkins, Wolf, McDonnell and Company ("Perkins") serves as subadviser and provides the day-to-day management of the Portfolio. Perkins, which is located at 310 South Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and manages other mutual funds and separate accounts. Janus Capital has agreed to take a 30% ownership stake in Perkins, a transaction that is expected to close in March 2003.

      FEE AND EXPENSE INFORMATION (UNAUDITED)

      The table and the example below shows the fee and expense information for each Portfolio as well as pro forma fee and expense information on a combined basis, giving effect to the Reorganization. The Strategic Value Portfolio information is based on expenses for the fiscal year ended December 31, 2002. Because the Mid Cap Value Portfolio commenced operations on December 31, 2002, the information below is based on estimates for the Portfolio's first fiscal year, which will end December 31, 2003. The pro forma information is estimated.

      SHAREHOLDER FEES such as sales load, redemption fees or exchange fees are charged directly to an investor's account. The Portfolios are no-load investments, so there is generally no shareholder fees when you buy or sell shares of the Portfolios. HOWEVER, EACH VARIABLE CONTRACT INVOLVES FEES AND EXPENSES NOT DESCRIBED IN THIS PROSPECTUS. SEE YOUR CONTRACT PROSPECTUS FOR MORE INFORMATION REGARDING THOSE CONTRACT FEES AND CHARGES.

      Annual FUND OPERATING EXPENSES are paid out of each Portfolio's assets and include fees for Portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows below, these costs are borne indirectly by all shareholders. For each Portfolio, Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee applicable to Service Shares, brokerage commissions, interest, taxes and extraordinary expenses) to 1.25% on an annual basis until at least June 2004.

                                                                           Total Annual Fund
                                              Distribution                 Operating Expenses                 Total Annual Fund
                               Management       (12b-1)         Other           Without          Total        Operating Expenses
                                    Fee         Fee (1)       Expenses          Waivers          Waivers         With Waivers
                              --------------    --------      --------          --------         -------         ------------
Strategic Value Portfolio         0.65%           0.25%         0.63%          1.53% (2)          0.03%           1.50% (2)
Service Shares

Mid Cap Value Portfolio           0.65%           0.25%         0.44%          1.34% (3)          0.00%           1.34% (3)
Service Shares

Pro Forma Combined Service        0.65%           0.25%         0.35%          1.25% (3)          0.00%           1.25% (3)
Shares

Strategic Value Portfolio         0.65%           0.00%         0.63%          1.28% (2)          0.03%           1.25% (2)
Institutional Shares

Mid Cap Value Portfolio           0.65%           0.00%         0.34%          0.99% (3)          0.00%           0.99% (3)
Institutional Shares

Pro Forma Combined                0.65%           0.00%         0.25%          0.90% (3)          0.00%           0.90% (3)
Institutional Shares

(1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(2) Expenses for the Strategic Value Portfolio are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers are first applied against the management fee and then against other expenses, and will continue until at least June 2004. All expenses are shown without the effect of any expense offset arrangements.

(3) Expenses for the Mid Cap Value Portfolio are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year, which will end December 31, 2003. Included in Other Expenses for Service Shares is a service fee of 0.10% of the average daily net assets to compensate Janus Services LLC for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels. There is no similar charge for the Strategic Value Portfolio or for Institutional Shares of the Mid Cap Value Portfolio. All expenses are shown without the effect of any expense offset arrangements.

Example:

The following example is based on expenses without waivers. This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 Year        3 Years        5 Years       10 Years
                                                          ------        -------        -------       --------
Strategic Value Portfolio - Service Shares                 $156          $483           $834          $1,824
Mid Cap Value Portfolio - Service Shares                   $137          $425           $734          $1,613
Pro Forma Combined - Service Shares                        $127          $397           $686          $1,511
Strategic Value Portfolio - Institutional Shares           $130          $406           $702          $1,545
Mid Cap Value Portfolio - Institutional Shares             $101          $315           $547          $1,213
Pro Forma Combined - Institutional Shares                  $92           $287           $498          $1,108


      PURCHASE AND REDEMPTION PROCEDURES

      Both Portfolios have the same purchase and redemption procedures, and those procedures will not change as a result of the proposed Reorganization. The Portfolios are available only through variable contracts and qualified plans. See Appendix B or your contract prospectus for information about the purchase and redemption procedures applicable to you.

      TAX CONSEQUENCES

      As a condition of the Reorganization, the Trust will have received an opinion of counsel to the effect that, based on certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Portfolios or their shareholders. For more information, see "Federal Income Tax Considerations," below.

                             PRINCIPAL RISK FACTORS

      The Strategic Value Portfolio and the Mid Cap Value Portfolio have many of the same risk factors. For example, the main risk of both Portfolios is the risk inherent in the investment in common stocks. The risk in investing in smaller or newer companies, however, applies more to the Mid Cap Value Portfolio because of that Portfolio's policy of investing at least 80% of its assets in mid-sized companies. It also applies, to somewhat lesser degree to the Strategic Value Portfolio, because that Portfolio may have significant investments in medium or small size companies. The risk related to non-diversification applies to the Strategic Value Portfolio, but not the Mid Cap Value Portfolio. The principal risk factors applicable to both Portfolios are summarized below.

      COMMON STOCK RISK. Because each Portfolio may invest substantially all its assets in common stocks, the main risk of each Portfolio is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio share price may also decrease.

      SMALLER OR NEWER COMPANY RISK. Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

      NON-DIVERSIFICATION RISK (APPLIES ONLY TO THE STRATEGIC VALUE PORTFOLIO). Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers than a "diversified" portfolio. A non-diversified portfolio has more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a non-diversified Portfolio. The Strategic Value Portfolio is a non-diversified portfolio, while the Mid Cap Value Portfolio is a diversified portfolio.

      "VALUE" RISK. If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of the Portfolio may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets.

      FOREIGN SECURITIES RISK. Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on issues other than the performance of a particular company. These issues include:

      - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

      - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from the country.

      - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

      - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

      - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

      HIGH-YIELD/HIGH-RISK BOND RISK. High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's Rating Services and Moody's Investors Service, Inc. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

                               THE REORGANIZATION

      THE PLAN

      The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement.

      The Plan contemplates (i) the Mid Cap Value Portfolio acquiring substantially all of the assets of the Strategic Value Portfolio in exchange solely for shares of the Mid Cap Value Portfolio and the assumption by the Mid Cap Value Portfolio of all of the Strategic Value Portfolio's known liabilities, if any, as of the closing date, and (ii) the distribution on the closing date of such shares to the shareholders of Strategic Value Portfolio. Shareholders holding Service Shares of the Strategic Value Portfolio will receive Service Shares of the Mid Cap Value Portfolio, and shareholders holding Institutional Shares of the Strategic Value Portfolio will receive Institutional Shares of the Mid Cap Value Portfolio.

      The value of the assets of the Strategic Value Portfolio to be acquired and the amount of its liabilities to be assumed by the Mid Cap Value Portfolio and the net asset value of a share of Strategic Value Portfolio will be determined as of the close of regular trading on the New York Stock Exchange on the closing date and will be determined in accordance with the valuation procedures described in the then-current prospectus and Statement of Additional Information for the Mid Cap Value Portfolio. When market quotations are not readily available, or events or circumstances that may effect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value (NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees. The Plan provides that Janus Capital will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement. The closing date is expected to be on or about April 30, 2003.

      As soon as practicable after the closing date, the Strategic Value Portfolio will distribute pro rata to its shareholders of record the shares of the Mid Cap Value Portfolio it receives in the Reorganization, so that each shareholder of Strategic Value Portfolio will receive a number of full and fractional shares of the Mid Cap Value Portfolio equal in value to his or her holdings in the Strategic Value Portfolio. Each shareholder will receive shares of the same class that it previously held in the Strategic Value Portfolio. The distribution will be accomplished by opening accounts on the books of the Mid Cap Value Portfolio in the names of the Strategic Value Portfolio shareholders and by transferring thereto the shares of the Mid Cap Value Portfolio previously credited to the account of the Strategic Value Portfolio on those books. Each shareholder account shall be credited with the pro rata number of Mid Cap Value Portfolio shares due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of the Strategic Value Portfolio will own shares of the Mid Cap Value Portfolio that will be equal to the value of that shareholder's shares of the Strategic Value Portfolio immediately prior to the Reorganization. The Strategic Value Portfolio will be liquidated soon after the distribution.

      If you are invested in the Strategic Value Portfolio through a variable contract, the Strategic Value Portfolio shares are held by your Participating Insurance Company in a separate account. In the Reorganization, the Participating Insurance Company will receive shares of the Mid Cap Value Portfolio in exchange for its shares of the Strategic Value Portfolio. The value of your investment in the Mid Cap Value Portfolio immediately after the Reorganization will equal the value of your investment in the Strategic Value Portfolio immediately prior to the Reorganization.

      The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by the Trustees if they determine that the Reorganization would disadvantage either Portfolio. The Trust's officers may change or postpone the closing date.

      REASONS FOR THE REORGANIZATION

      At a meeting held on January 31, 2003, the Trustees of the Trust concluded that the Reorganization is in the best interests of shareholders of the Strategic Value Portfolio and the

    16
Mid Cap Value Portfolio and unanimously voted to recommend that you vote to approve the Reorganization. The Trustees also determined that the Reorganization will not result in any dilution of the interests of shareholders of either Portfolio. In making these determinations, the Trustees considered a variety of factors, including those discussed below.

      Generally Comparable Investment Objectives, Policies and Strategies. The Trustees considered the fact that the investment objectives, policies and strategies of the two Portfolios are generally comparable. As explained in more detail in "Investment Objectives, Policies and Strategies" above, both Portfolios invest primarily in common stocks using a "value" approach. Although the Mid Cap Value Portfolio has a policy of investing at least 80% of its assets in common stocks of mid-size companies, and the Strategic Value Portfolio has no such policy, the Trustees noted that as of December 31, 2002, the Strategic Value Portfolio invested slightly more than 60% of its net assets in stocks of mid-sized companies. The Trustees also noted that the Portfolios had substantially similar investment objectives; the Strategic Value Portfolio seeks long-term growth of capital and the Mid Cap Value Portfolio seeks capital appreciation.

      Fees and Expenses. The Trustees considered that both Portfolios have the same investment advisory fee. The Trustees also considered that, based on asset projections for 2003, Janus Capital projected lower annual expenses for the Mid Cap Value Portfolio than for the Strategic Value Portfolio even though the Mid Cap Value Portfolio (but not the Strategic Value Portfolio) has a service fee of 0.10% to compensate Janus Services LLC for certain recordkeeping services. The Trustees also considered that, for both Portfolios, Janus Capital has agreed to limit total annual expenses (not including the 12b-1 fee applicable to Service Shares) to 1.25% until at least June 2004.

      Performance. Although the Mid Cap Value Portfolio commenced operations on December 31, 2002, and thus does not have a significant performance record, the Trustees considered the performance record of the Berger Mid Cap Value Fund, which is managed by Perkins in the same manner as the Mid Cap Value Portfolio. The Trustees compared the performance of that fund with the performance of the Strategic Value Portfolio since the Strategic Value Portfolio commenced operations on May 1, 2000. Those performance records are set forth below.

                     AVERAGE ANNUAL RETURNS (AS OF 12/31/02)

                                                                                   Since Inception of
                                                                                     Strategic Value
                                                                1 Year Ended            (5/1/00)
                                                                ------------            --------

         Janus Aspen Series                                       (23.42%)              (12.30%)
         Strategic Value Portfolio (Service Shares)

         Janus Aspen Series                                       (23.22%)              (12.19%)
         Strategic Value Portfolio (Institutional Shares)

         Berger Mid Cap Value Fund                                (13.09%)                8.00%
         (Investor Shares)(1)

            (1) The Berger Mid Cap Value Fund will be reorganized into the Mid Cap Value Portfolio of Janus Investment Fund effective March 24, 2003, subject to shareholder approval.

      Shareholder Services. The Trustees also considered that the Reorganization would have no effect on the level of service provided to shareholders because both Portfolios are part of the same Trust.

      Reorganization Costs. The Trustees also considered that Janus Capital has agreed to pay the costs of the Reorganization, including the costs of preparing, printing and mailing this Proxy Statement.

      Tax-Free Reorganization. The Trustees also considered that the Trust would receive an opinion of counsel that the Reorganization would be treated as a tax-free reorganization.

      FEDERAL INCOME TAX CONSIDERATIONS

      As a condition to the Reorganization, the Trust will receive a legal opinion from Shea & Gardner, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

      - the transfer of all or substantially all of the assets of the Strategic Value Portfolio solely in exchange for the Mid Cap Value Portfolio shares and the assumption by the Mid Cap Value Portfolio of all known liabilities of the Strategic Value Portfolio, and the distribution of such shares to the shareholders of the Strategic Value Portfolio, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code;

      - the Strategic Value Portfolio and the Mid Cap Value Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      - no gain or loss will be recognized by the Strategic Value Portfolio on the transfer of the assets of the Strategic Value Portfolio to the Mid Cap Value Portfolio in exchange for the Mid Cap Value Portfolio shares and the assumption by the Mid Cap Value Portfolio of all known liabilities of the Strategic Value Portfolio or upon the distribution of the Mid Cap Value Portfolio shares to the Strategic Value Portfolio shareholders in exchange for their shares of the Strategic Value Portfolio;

      - the tax basis of the Strategic Value Portfolio's assets acquired by the Mid Cap Value Portfolio will be the same to the Mid Cap Value Portfolio as the tax basis of such assets to the Strategic Value Portfolio immediately prior to the reorganization, and the holding period of the assets of the Strategic Value Portfolio in the hands of the Mid Cap Value Portfolio will include the period during which those assets were held by the Strategic Value Portfolio;

      - no gain or loss will be recognized by the Mid Cap Value Portfolio upon the receipt of the assets of the Strategic Value Portfolio solely in exchange for the Mid Cap Value Portfolio shares and the assumption by the Mid Cap Value Portfolio of all known liabilities of the Strategic Value Portfolio;

      - no gain or loss will be recognized by shareholders of the Strategic Value Portfolio upon the receipt of the Mid Cap Value Portfolio shares by such shareholders, provided such shareholders receive solely the Mid Cap Value Portfolio shares (including fractional shares) in exchange for their the Strategic Value Portfolio shares; and

      - the aggregate tax basis of the Mid Cap Value Portfolio shares, including any fractional shares, received by each shareholder of the Strategic Value Portfolio pursuant to the reorganization will be the same as the aggregate tax basis of the Strategic Value Portfolio shares held by such shareholder immediately prior to the reorganization, and the holding period of the Mid Cap Value Portfolio shares, including fractional shares, to be received by each shareholder of the Strategic Value Portfolio will include the period during which the Strategic Value Portfolio shares exchanged therefore were held by such shareholder (provided that the Strategic Value Portfolio shares were held as a capital asset on the date of the reorganization).

      The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of the Strategic Value Portfolio in exchange for the Mid Cap Value Portfolio shares and the assumption by the Mid Cap Value Portfolio of all known liabilities of the Strategic Value Portfolio do not constitute a tax-free reorganization, each Strategic Value Portfolio shareholder generally will recognize gain or loss equal to the difference between the value of the Mid Cap Value Portfolio shares such shareholder acquires and the tax basis of such shareholder's the Strategic Value Portfolio shares. There would still likely be no federal income tax effect on contract owners because they do not hold the Portfolio shares directly but instead are invested in the Portfolios through variable contracts.

      DESCRIPTION OF THE SECURITIES TO BE ISSUED

      The Trust is registered with the Securities and Exchange Commission as an open-end management investment company, generally called a mutual fund. The Trust is authorized to issue shares of beneficial interest in separate Portfolios. Each Portfolio offers more than one class of shares. Shares of a Portfolio participate equally in other dividends and other distributions of that Portfolio (with differences among the classes due to different expense structures). In the event of a liquidation, shareholders would be entitled to share pro rata in the net assets of the Portfolio available for distribution based on the value of their shareholdings. Shares of each Portfolio have no preemptive, conversion or subscription rights. When issued, each share is fully paid and non-assessable by the Trust, has no preemptive or subscription rights, and is fully transferable.

      The Trustees do not intend to hold annual meetings of shareholders of the Portfolios. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the Investment Company Act of 1940. Separate votes are taken by each Portfolio only if a matter affects or requires the vote of only that Portfolio or that Portfolio's interest in the matter differs from the interest of other Portfolios. Shareholders are entitled to one vote for each share owned.

      Under Delaware law, shareholders of the Portfolios could, under certain circumstances, be held liable for the obligations of their Portfolio. However, the Trust's Trust Instrument disclaims shareholder liability for acts or obligations of the Portfolios and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolios or the Trustees. The Trust Instrument also provides for indemnification from the assets of the Portfolios for all losses and expenses of any Portfolio shareholder held liable for the obligations of their Portfolio. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Portfolios is limited to circumstances in which their Portfolio would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Portfolios to avoid, to the extent possible, liability of shareholders for liabilities of their Portfolio.

      CAPITALIZATION (UNAUDITED)

      The following table shows the capitalization of the Strategic Value Portfolio and the Mid Cap Value Portfolio as of January 31, 2003, and the pro forma combined capitalization of both Portfolios as if the Reorganization had occurred on that date.

                                                     Strategic Value        Mid Cap Value           Pro Forma
                                                        Portfolio             Portfolio             Combined
                                                     ---------------        -------------          -----------
Net assets (both classes)                            $    13,874,664                  N/A          $14,351,398
Shares outstanding (both classes)                          2,005,515                  N/A            1,633,668
Service Shares net assets                            $    10,676,593        $     476,734          $11,153,327
Service Shares net asset value per share             $          6.92        $        9.53          $      9.53
Service Shares outstanding                                 1,542,161               50,000            1,170,314
Institutional Shares net assets                      $     3,198,071                  N/A            3,198,071
Institutional Shares net asset value per share       $          6.90                  N/A          $      6.90
Institutional Shares outstanding                             463,354                  N/A              463,354


                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

      Additional information about the Mid Cap Value Portfolio is included in Appendix B to this Proxy Statement. Further information about the Mid Cap Value Portfolio is included in the Statement of Additional Information of Janus Aspen Series with respect to seven of its Portfolios, dated December 31, 2002. The portions of that document relating to the Mid Cap

Value Portfolio are incorporated herein by reference. Additional information about the Strategic Value Portfolio is included in the prospectus for the Service Shares of that Portfolio, dated May 1, 2002, the prospectus for the Institutional Shares of that Portfolio, dated May 1, 2002, and the Statement of Additional Information of Janus Aspen Series, dated May 1, 2002. Those prospectuses and the portions of the Statement of Additional Information relating to the Strategic Value Portfolio are incorporated herein by reference. These documents are available upon request and without charge by calling ____________ or by contacting Janus Capital at 100 Fillmore Street, Denver, Colorado 80206-4928.

      The Strategic Value Portfolio and the Mid Cap Value Portfolio are subject to informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith file reports and other information, including proxy material and charter documents, with the Securities and Exchange Commission ("SEC"). These items may be inspected and copied at the public reference facilities maintained by the SEC at 450 5th Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279, and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549, at prescribed rates. The information is also available through the Edgar database available at the SEC's website (www.sec.gov).

                               VOTING INFORMATION

      Shareholders of the Strategic Value Portfolio as of the record date of February 10, 2003, are entitled to vote on the Plan. Shareholders of both Service Shares and Institutional Shares will vote together as a single group. As of the record date, there were _______ shares of the Strategic Value Portfolio outstanding. Each full share of the Portfolio will have one vote, and each fractional share will have a proportional fractional vote.

      Under the requirements of the federal securities laws, each Participating Insurance Company must vote all the Portfolio shares it holds in accordance with voting instructions received from its contract owners. Specifically, if you, as a contract owner, submit properly executed voting instructions, the Portfolio shares related to your account as of the record date will be voted according to your instructions. If you submit a properly executed voting instruction card but omit voting instructions, the shares allocated to your account will be voted for the Plan. Finally, if you do not submit properly executed voting instructions, the Portfolio shares allocated to your account will be voted in proportion to the aggregate voting instructions received with respect to your Participating Insurance Company.

      This solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying voting instruction card. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview. In addition, Georgeson Shareholder Communications, Inc. ("GS"), a professional proxy solicitation firm, may be paid to solicit shareholders of the Strategic Value Portfolio. The total cost of such services is estimated to be $3,500. The cost of preparing, printing and mailing this proxy statement, and all other costs incurred in connection with the solicitation of proxies, including the fees of GS, will be paid by Janus Capital. In addition, Janus Capital may reimburse Participating Insurance Companies and other entities for their reasonable expenses in forwarding solicitation materials to persons having voting rights with respect to the Strategic Value Portfolio.

      For voting instructions to be effective, they must be received prior to the close of business on _______________________. You may revoke your instructions, but to be effective, we must receive written notice of your revocation prior to the close of business on _____________. Alternatively, you may attend the meeting and vote in person, in which case any prior instructions you provided will be automatically revoked.

      To be adopted, the Plan must be approved by a majority of outstanding shares of the Strategic Value Portfolio, which is defined as the lesser of (a) a vote of 67% or more of Portfolio shares whose holders are present in person or represented by proxy at the meeting if the holders of more than 50% of all outstanding Portfolio shares are present in person or represented by proxy at the meeting, or (b) a vote of more than 50% of all outstanding Portfolio shares. Therefore, if you vote to abstain, that vote will have the same effect as a vote against the Plan.

      If sufficient votes in favor of the Plan are not received by the time scheduled for the meeting, the holders of a majority of shares present or represented by proxy at the meeting and entitled to vote at the meeting, whether or not sufficient to constitute a quorum, may adjourn the meeting. The Trust Officers will vote in favor of such adjournment if they determine that each adjournment and additional solicitation are reasonable and in the interest of shareholders. Any business that might have been transacted at a meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by Janus Capital.

      The Trust may arrange to have votes recorded by telephone. If the Trust records votes by telephone, it will use procedures designed to authenticate identities of persons having voting rights, to allow persons having voting rights to authorize voting in accordance with their instructions and to confirm that their instructions have been properly recorded. Votes recorded by telephone may be revoked in the same manner as votes submitted by mail or may be revoked.

                                 SHARE OWNERSHIP

      The Trustees and officers of the Trust can not own shares of the Portfolios without purchasing an insurance contract through a Participating Insurance Company or investing through a qualified plan. As a result, as of December 31, 2002, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each class of each Portfolio.

      The table below lists the shareholders owning beneficially or of record 5% or more of the Strategic Value Portfolio's outstanding shares as of December 31, 2002. All shareholders listed in the table are Participating Insurance Companies, who own Portfolio shares through their separate accounts, and therefore pass through voting rights to their contract owners. As of December 31, 2002, all outstanding shares of the Mid Cap Value Portfolio were owned by Janus Capital.

                                          Percentage Ownership of
        Service Shares                        Service Shares
Participating Insurance Company          Strategic Value Portfolio
       Name and Address                      as of 12/31/2002
-------------------------------          -------------------------
         [TO BE ADDED]

                                          Percentage Ownership of
     Institutional Shares                  Institutional Shares
Participating Insurance Company          Strategic Value Portfolio
       Name and Address                      as of 12/31/2002
-------------------------------          -------------------------
         [TO BE ADDED]

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of _____________, 2003, by and between Janus Aspen Series, a Delaware business trust (the "Trust"), on behalf of the Strategic Value Portfolio series of the Trust (the "Predecessor Fund"), and the Mid Cap Value Portfolio series of the Trust (the "Successor Fund").

      All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for Service Shares in the Successor Fund ("Successor Fund Shares") having a net asset value equal to the net asset value of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the Successor Fund Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      Shares of beneficial interest of the Predecessor Fund (the "Predecessor Fund Shares") and the Successor Fund Shares are divided into two classes of voting shares, designated Service Shares and Institutional Shares.

      WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interests of the Predecessor Fund and the Successor Fund, respectively, that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the State of Delaware and that the interests of existing shareholders will not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    PLAN OF REORGANIZATION

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust shall

      (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund;

      (ii) cause the Successor Fund to deliver to the Predecessor Fund (A) Successor Fund Service Shares determined by dividing the portion of the net asset value of the Assets (as defined below) (such net asset value computed as set forth in paragraph 2.2 hereof and referred to as the "Predecessor Fund Value") attributable to the Predecessor Fund Service Shares by the net asset value ("NAV") of a Successor Fund Service Share (computed as set forth in paragraph 2.2), and (B) Successor Fund Institutional Shares determined by dividing the portion of the Predecessor Fund Value attributable to the Predecessor Fund Institutional Shares by the NAV of a Successor Fund Institutional Share (computed as set forth in paragraph 2.2); and

      (iii) cause the Successor Fund to assume all the liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

      1.2 The assets of the Predecessor Fund to be acquired by the Successor Fund (collectively, the "Assets") shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the closing date provided in paragraph 2.1 (the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Predecessor Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Successor Fund and may be enforced against the Successor Fund to the same extent as if the same had been incurred by the Successor Fund.

      1.3 The Predecessor Fund will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the corresponding New Shares received by the Trust pursuant to paragraph 1.1. Current Shareholders owning Predecessor Fund Service Shares shall receive Successor Fund Service Shares, and Current Shareholders owning Predecessor Fund Institutional Shares shall receive Successor Fund Institutional Shares. Such distribution and liquidation will be accomplished by the transfer of the Successor Fund Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders and representing the respective pro rata number of the Successor Fund Shares due such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the Successor Fund Shares in connection with such exchange. Ownership of Successor Fund Shares will be shown on the books of the Trust's transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund.

2.    CLOSING AND CLOSING DATE

      2.1 The Closing Date shall be April 30, 2003, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of the close of the regular trading session of the New York Stock Exchange. The Closing shall be held at the offices of Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, or at such other time and/or place as the parties may agree.

      2.2 The Trust shall cause Janus Services LLC (the "Transfer Agent"), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the Successor Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such Successor Fund Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    REPRESENTATIONS AND WARRANTIES

      3.1 The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

      (i) the Trust is duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power and authority to conduct its business as presently conducted;

      (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

      (iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund (other than as contemplated in paragraph 4.1(vi)) are necessary to authorize this Agreement and the transactions contemplated hereby;

      (iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

      (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Trust Instrument or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

      (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

      3.2 The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

      (i) the Trust is duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power and authority to conduct its business as presently conducted;

      (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

      (iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

      (iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

      (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Trust Instrument or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

      (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

4.    CONDITIONS PRECEDENT

      4.1 The obligations of the Trust on behalf of each of the Predecessor Fund and the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

      (i) the Trust shall have filed with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act") and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect the registration of the Successor Fund Shares (the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

      (ii) the applicable Successor Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

      (iii) all representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

      (iv) all representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

      (v) the Trust on behalf of each of the Predecessor Fund and the Successor Fund shall have received an opinion from Shea & Gardner regarding certain tax matters in connection with the Reorganization.

5.    EXPENSES

      All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by the Predecessor Fund.

6.    ENTIRE AGREEMENT

      The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.    TERMINATION

      This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust, at any time prior to the Closing

Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

8.    AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.    NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      10.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      10.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

      10.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      10.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      10.5 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Trust Instrument of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Trust Instrument of the Trust. The Trust is a series company with a single series and has entered into this Agreement on behalf of the Predecessor Fund and the Successor Fund.

      10.6 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

      IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST:                                  JANUS ASPEN SERIES
                                         For and on behalf of Mid Cap Value Portfolio


                                         By:
-------------------------------               ---------------------------------------
Name:                                         Name:
Secretary                                     Title:



ATTEST:                                  JANUS ASPEN SERIES
                                         For and on behalf of Strategic Value Portfolio


                                         By:
-------------------------------               ---------------------------------------
Name:                                         Name:
Secretary                                     Title:

                                                                      APPENDIX B

                          ADDITIONAL INFORMATION ABOUT
                           THE MID CAP VALUE PORTFOLIO

                               RISK/RETURN SUMMARY

Mid Cap Value Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1.    WHAT IS THE INVESTMENT OBJECTIVE OF MID CAP VALUE PORTFOLIO?

      -     MID CAP VALUE PORTFOLIO seeks capital appreciation.

      The Portfolio's objective and principal investment policies are non-fundamental policies, which means the Portfolio's Trustees may change the objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio will notify you at least 60 days before making any changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2.    WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MID CAP VALUE PORTFOLIO?

      Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

      Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.

      MID CAP VALUE PORTFOLIO invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

      Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with:

      - A low price relative to their assets, earnings, cash flow or business franchise

      -     Products and services that give them a competitive advantage

      -     Quality balance sheets and strong management.

      For purposes of the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

3.    WHAT ARE THE MAIN RISKS OF INVESTING IN MID CAP VALUE PORTFOLIO?

      The biggest risk is that the Portfolio's returns may vary, and you could lose money. Mid Cap Value Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

      The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or if a portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.

      MID CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks.

      An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      Since the Portfolio did not commence operations until December 31, 2002, performance information is not included for the Portfolio. The performance of the Portfolio will be compared to the following benchmark:

      -     Mid Cap Value Portfolio - Russell Midcap Value Index

4.    WHAT ARE THE EXPENSES OF INVESTING IN MID CAP VALUE PORTFOLIO?

      Expense information is included in the "Fees and Expense Information" section of the Proxy Statement.

                              INVESTMENT OBJECTIVE,
                    PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This section takes a closer look at the investment objective of Mid Cap Value Portfolio and its principal investment strategies. Information on the risks of investing in Mid Cap Value Portfolio is included in the "Principal Risk Factors" section of the Proxy Statement. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

We've included a Glossary with descriptions of investment terms used throughout this Appendix.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

      MID CAP VALUE PORTFOLIO

      Mid Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

      The following questions and answers are designed to help you better understand Mid Cap Value Portfolio's principal investment strategies.

1.    HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

      Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

2.    ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

      Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3.    WHAT DOES "MARKET CAPITALIZATION" MEAN?

      Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolio.

GENERAL PORTFOLIO POLICIES

      The percentage limitations included in these policies and elsewhere in this Appendix apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

      CASH POSITION

      For the Mid Cap Value Portfolio, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows.

      When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

      OTHER TYPES OF INVESTMENTS

      Mid Cap Value Portfolio invests primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

      -     debt securities

      -     indexed/structured securities

      -     high-yield/high-risk bonds (less than 20% of the Portfolio's assets)

      - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

      - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

      - securities purchased on a when-issued, delayed delivery or forward commitment basis

      ILLIQUID INVESTMENTS

      The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

      FOREIGN SECURITIES

      Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

      SPECIAL SITUATIONS

      The Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

      PORTFOLIO TURNOVER

      The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment styles of the portfolio managers. Changes are made in the Portfolio's holdings whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

                           MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER AND SUBADVISER

Janus Capital serves as the investment adviser to the Portfolio and Perkins serves as subadviser to the Portfolio. More information about Janus Capital and Perkins is included in the "Investment Advisers" section of the proxy statement.

MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. Janus Capital pays Perkins a subadvisory fee from its management fee for managing the Portfolio.

The shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee (Service Shares only), transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

PORTFOLIO                                 AVERAGE DAILY NET         ANNUAL RATE            EXPENSE LIMIT
                                         ASSETS OF PORTFOLIO       PERCENTAGE (%)        PERCENTAGE (%) (1)
-----------------------                  -------------------       --------------        ------------------
Mid Cap Value Portfolio                    All Asset Levels             0.65                    1.25

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least June 2004.

PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He has been a portfolio manager for Berger Mid Cap Value Fund since February 2002. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.

ROBERT H. PERKINS is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He has been a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund since 1998 and 1985, respectively.

THOMAS M. PERKINS has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He has been a portfolio manager for Berger Mid Cap Value Fund since its inception in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection.

                                OTHER INFORMATION

DISTRIBUTION FEE

Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay Janus Distributors LLC, the Portfolio's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the shares of the Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Service Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges. There is no distribution fee for the Institutional Shares.

CONFLICTS OF INTEREST

The shares of the Portfolio are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

DISTRIBUTION OF THE PORTFOLIO

The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments at least annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

      DISTRIBUTION SCHEDULE. Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for the Portfolio.

      HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV. Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's shares. The share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the shares of Mid Cap Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Mid Cap Value Portfolio's shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

      TAXES ON DISTRIBUTIONS. Because shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

      TAXATION OF THE PORTFOLIO. Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                               SHAREHOLDER'S GUIDE

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's shares.

PURCHASES

Purchases of shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

The Portfolio is not intended for excessive trading or market timing. Excessive purchases of Portfolio shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading," below.

Although there is no present intention to do so, the Portfolio may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is not intended for market timing or excessive trading. The Portfolio and its agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. The Portfolio may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

Shareholders will receive annual and semiannual reports including the financial statements of the shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Portfolio's fiscal year ends December 31.

                              FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Portfolio because it did not commence operations until December 31, 2002.

                          GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Appendix.

I.    EQUITY AND DEBT SECURITIES

      BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

      COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

      COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

      CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

      DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

      DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

      EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

      EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index.

      FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

      HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

      MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

      PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

      PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

      PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

      RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

      STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

      STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

      STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

      TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S.

      government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

      VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

      WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

      ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II.   FUTURES, OPTIONS AND OTHER DERIVATIVES

      FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

      FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

      INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

      INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

      INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

      OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

III.  OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

      REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

      REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

      SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

      WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                               JANUS ASPEN SERIES

                               100 FILLMORE STREET
                           DENVER, COLORADO 80206-4928

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH __, 2003

      This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the combined prospectus and proxy statement (the "Proxy Statement") dated March ___, 2003, describing the Agreement and Plan of Reorganization under which shareholders of the Strategic Value Portfolio will receive shares of the Mid Cap Value Portfolio (the "Reorganization").

      This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. A copy of the Proxy Statement may be obtained without charge by contacting Janus Capital Management LLC ("Janus Capital"), at 100 Fillmore Street, Denver, Colorado 80206-4928 or by telephoning Janus Capital toll-free at 1-800-525-3713. Attached to this SAI are the following documents, portions of which are incorporated herein by reference (which means that those portions are legally part of this SAI):

      1. The Statement of Additional Information of Janus Aspen Series, dated December 31, 2002; and

      2. The Annual Report of Janus Aspen Series for the year ended December 31, 2001.

      3. The Semi-Annual Report of Janus Aspen Series for the period ended June 30, 2002.



                                TABLE OF CONTENTS

Additional Information about the Mid Cap Value Portfolio .................. B-2

Financial Statements ...................................................... B-2

Pro Forma Financial Statements ............................................ B-2

                          ADDITIONAL INFORMATION ABOUT
                           THE MID CAP VALUE PORTFOLIO

      Additional information regarding the Mid Cap Value Portfolio is included in the Statement of Additional Information, dated December 31, 2002, of Janus Aspen Series. That document accompanies this SAI, and the information in that document relating to the Mid Cap Value Portfolio is incorporated by reference herein.

                              FINANCIAL STATEMENTS

      Historical financial information regarding the Strategic Value Portfolio is included in the Annual Report of Janus Aspen Series, dated December 31, 2001 and the Semi-Annual Report of Janus Aspen Series dated June 30, 2002. Those documents accompany this SAI, and the portions of those documents relating to the Strategic Value Portfolio are incorporated by reference herein. The Mid Cap Value Portfolio commenced operations on December 31, 2002, and therefore no historical financial information is provided.

                         PRO FORMA FINANCIAL STATEMENTS

      The unaudited pro forma combined financial statements included in this SAI are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on January 31, 2003. The unaudited schedule of investments, and the statement of assets and liabilities, reflect the combined financial position of the Strategic Value Portfolio and the Mid Cap Value Portfolio at January 31, 2003. The unaudited statement of operations reflects the combined results of operations of the Strategic Value Portfolio and the Mid Cap Value Portfolio for period ended January 31, 2003. The statements have been derived from the books and records of the Portfolios utilized in calculating daily net asset value at the date indicated above for both Portfolios under accounting principles generally accepted in the United States of America and the investment company industry. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Strategic Value Portfolio for pre-combination periods will not be restated.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


                                              Janus Aspen      Janus Aspen
                                             Strategic Value  Mid Cap Value
As of January 31, 2003                          Portfolio       Portfolio    Adjustment        Proforma
----------------------                       ---------------  -------------  ----------      ------------
Assets:
  Investments at cost                        $ 15,182,649     $     493,905                  $ 15,676,554

  Investments at value                       $ 13,766,484     $     475,620                  $ 14,242,104
      Cash                                        109,246            16,389                       125,636
      Receivables:
            Investments sold                       44,291                --                        44,291
            Portfolio shares sold                      --                --                            --
            Dividends                               4,238               153                         4,391
            Interest                                  937                --                           937
           Due from Advisor                            --             7,192                         7,192
       Other assets                                   126                --                           126
       Variation Margin                                --             1,570                         1,570
Total Assets                                   13,925,323           500,924                    14,426,248
Liabilities:
  Payables:
        Investments purchased                       4,857            17,233                        22,091
        Portfolio shares repurchased                   --                                              --
        Advisory fees                               4,690               281                         4,971
        Accrued expenses                           30,387             6,676                        37,063
  Forward currency contracts                       10,724                --                        10,724
Total Liabilities                                  50,659            24,190                        74,849
Net Assets                                   $ 13,874,664     $     476,734                  $ 14,351,398
Net Assets - Institutional Shares            $  3,198,071               N/A                  $  3,198,071
   Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)                463,354               N/A                       463,354
   Net Asset Value Per Share                 $       6.90               N/A                  $       6.90
Net Assets - Service Shares                  $ 10,676,593     $     476,734                  $ 11,153,327
   Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)              1,542,161            50,000     (421,847)(A)    1,170,314
   Net Asset Value Per Share                 $       6.92     $        9.53                  $       9.53

(A) Reflects new shares issued. (Calculation: Net Assets / NAV per share)

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                  Janus Aspen
                                                                 Janus Aspen     Mid Cap Value
                                                               Strategic Value     Portfolio
                                                                  Portfolio        1/31/2003      Adjustment         Proforma
                                                               ---------------   --------------   -----------      -----------
Investment Income:
      Interest                                                 $        47,924   $          151                    $    48,075
      Dividends                                                        174,696              261                        174,958
      Foreign tax withheld                                              (1,417)              --                         (1,417)
Total Investment Income                                                221,203              412                        221,616
   Expenses:
      Advisory fees                                                    146,154              281            --          146,435
      Transfer agent expenses                                            2,281              263            --            2,544
      Registration fees                                                 70,394            1,315          (500)(A)       71,209
      System fees                                                       17,247            1,052        (1,052)(A)       17,247
      Custodian fees                                                    22,442            2,630        (1,000)(A)       24,072
      Insurance expense                                                     75               --            --               75
      Audit fees                                                        11,473            1,052        (1,052)(A)       11,473
      Distribution fees - Service Shares                                45,064              108            --           45,172
      Service fees                                                         N/A               43        17,968 (B)       18,011
      Other expenses                                                    27,967            1,096          (500)(A)       28,563
Total Expenses                                                         343,097            7,841        13,864          364,802
Expense and Fee Offsets                                                   (666)              --            --             (666)
Net Expenses                                                           342,431            7,841        13,864          364,136
Excess Expense Reimbursement                                           (12,065)          (7,192)           --           (19,257)
Net Expenses After Reimbursement                                       330,366              649        13,864          344,879
Net investment Income/(Loss)                                          (109,163)            (236)                      (123,263)
Net Realized and Unrealized Gain/(Loss) on Investments:
   Net realized gain/(loss) from securities transactions            (4,338,710)             280                     (4,338,430)
   Net realized gain/(loss) from foreign currency transactions         (34,467)              --                        (34,467)
   Change in net unrealized appreciation
      or depreciation of Investments                                                                                        --
      and foreign currency                                          (1,931,162)         (23,310)                    (1,954,473)
Net Realized and Unrealized Gain/(Loss) on Investments              (6,304,339)         (23,030)                    (6,327,369)
Net Increase/Decrease in Net Assets Resulting from Operations  $    (6,413,502)  $      (23,266)                   $(6,450,632)

(A) Reflects adjustment in expenses due to elimination of duplicative services.
(B) Reflects adjustment in expenses due to effects of new contractual rates.

SCHEDULE OF INVESTMENTS
For the period ended January 31, 2003

                                                                                 SHARES

                                                                 Janus Aspen Strategic  Janus Aspen Mid Cap
                                                                   Value Portfolio        Value Portfolio    COMBINED
 COMMON STOCK                                           95.0%
 AEROSPACE AND DEFENSE - EQUIPMENT                       2.0%
                                                                          5,160                --               5,160
 APPAREL MANUFACTURERS                                   1.2%
                                                                          5,685                --               5,685
 APPLICATIONS SOFTWARE                                   0.0%
                                                                             --               420                 420
 AUTOMOTIVE - CARS AND LIGHT TRUCKS                      2.3%
                                                                          3,750                --               3,750
                                                                         25,000                --              25,000

 Automotive - Truck Parts and Equipment                  5.4%
                                                                             --               240                 240
                                                                         19,010                --              19,010
                                                                             --                90                  90

 Business to Business/E - Commerce                       0.0%
                                                                             --               305                 305
 Broadcast Services and Programming                      9.9%
                                                                        142,479                --             142,479
 Building - Residential and Commercial                   0.0%
                                                                             --               100                 100
 Building and Construction - Miscellaneous               0.0%
                                                                             --               375                 375
 Building Products - Cement and Aggregate                2.8%
                                                                         21,435                --              21,435
 Casino Hotels                                           1.3%
                                                                         10,450                --              10,450
 Chemicals - Specialty                                   1.5%
                                                                          7,500                --               7,500
 Commercial Banks                                        0.2%
                                                                             --               160                 160
                                                                             --               200                 200
                                                                             --               195                 195
                                                                             --               330                 330

 Commercial Services - Finance                           1.7%
                                                                          5,880                --               5,880
 Computer Services                                       3.9%
                                                                         38,760                --              38,760
 Computers                                               3.5%
                                                                         35,210                --              35,210
 Computers - Memory Devices                              0.1%
                                                                             --               500                 500
                                                                             --             1,070               1,070

 Computers - Peripheral Equipment                        0.0%
                                                                             --               400                 400
 Containers - Paper and Plastic                          2.8%
                                                                         23,950                --              23,950
 Diagnostic Equipment                                    0.0%
                                                                             --               245                 245
 Distribution/Wholesale                                  0.1%
                                                                             --               245                 245


                                                        MARKET VALUE

                                           Janus Aspen Strategic  Janus Aspen Mid Cap
                                             Value Portfolio        Value Portfolio              COMBINED
 Alliant Techsystems, Inc.*                       280,498                          --               280,498

 Liz Claiborne, Inc.                              163,273                          --               163,273

 IONA Technologies (ADR)*                              --                       1,176                 1,176

 General Motors Corp.                             136,238                          --               136,238
 Nissan Motor Company, Ltd.**                     190,303                          --               190,303
                                                                                                    326,541

 Autoliv, Inc.                                         --                       5,222                 5,222
 Lear Corp.*                                      766,103                          --               766,103
 Magna International, Inc. - Class A                   --                       5,130                 5,130
                                                                                                    776,455

 webMethods, Inc.*                                     --                       3,398                 3,398

 Liberty Media Corp. - Class A*                 1,420,516                          --             1,420,516

 Standard Pacific Corp.                                --                       2,525                 2,525

 Dycom Industries, Inc.*                               --                       4,819                 4,819

 Cemex S.A. de C.V.(ADR)                          402,978                          --               402,978

 Station Casinos, Inc.*                           190,086                          --               190,086

 Cytec Industries, Inc.*                          218,775                          --               218,775

 Compass Bancshares, Inc.                              --                       5,109                 5,109
 Greater Bay Bancorp                                   --                       3,418                 3,418
 Mercantile Bankshares Corp.                           --                       7,342                 7,342
 SouthTrust Corp.                                      --                       8,600                 8,600
                                                                                                     24,469

 Moody's Corp.                                    246,254                          --               246,254

 Ceridian Corp.*                                  555,818                          --               555,818

 Apple Computer, Inc.*                            505,616                          --               505,616

 Advanced Digital Information Corp.*                   --                       3,425                 3,425
 Silicon Storage Technology, Inc.*                     --                       3,028                 3,028
                                                                                                      6,453

 InFocus Corp.*                                        --                       2,428                 2,428

 Packaging Corporation of America*                401,642                          --               401,642

 Cytyc Corp.*                                          --                       2,842                 2,842

 Genuine Parts Co.                                     --                       7,228                 7,228

                                                                                 SHARES

                                                                 Janus Aspen Strategic  Janus Aspen Mid Cap
                                                                   Value Portfolio        Value Portfolio    COMBINED
 Diversified Financial Services                          0.6%
                                                                          2,416                 -              2,416
 Diversified Operations                                  4.3%
                                                                              -               575                575
                                                                              -               255                255
                                                                              -               155                155
                                                                          6,355                 -              6,355
                                                                         22,375                 -             22,375

 Electronic Components - Miscellaneous                   0.1%
                                                                              -               300                300
                                                                              -               225                225

 ELECTRONIC COMPONENTS - SEMICONDUCTORS                  0.0%
                                                                              -               800                800
 Electronic Design Automation                            2.7%
                                                                         38,170                 -             38,170
 ENGINEERING - RESEARCH AND DEVELOPMENT                  0.1%
                                                                              -               180                180
 ENTERPRISE SOFTWARE/SERVICES                            3.1%
                                                                         33,210                 -             33,210
                                                                              -               435                435

 FINANCE - COMMERCIAL                                    0.0%
                                                                              -               150                150
 FINANCE - CONSUMER LOANS                                2.8%
                                                                          3,745                 -              3,745
 FINANCE - CREDIT CARDS                                  0.7%
                                                                          2,695                 -              2,695
 FINANCE - INVESTMENT BANKERS/BROKERS                    0.1%
                                                                              -               125                125
                                                                              -               145                145
                                                                              -               105                105

 FINANCE - MORTGAGE LOAN BANKER                          5.1%
                                                                              -                95                 95
                                                                          5,185                 -              5,185
                                                                          7,075                 -              7,075

 FOOD - DAIRY PRODUCTS                                   1.5%
                                                                          5,455                 -              5,455
 FOOD - WHOLESALE/DISTRIBUTION                           0.1%
                                                                              -               400                400
 FOOTWEAR AND RELATED APPAREL                            0.0%
                                                                              -               330                330
 HEALTH CARE COST CONTAINMENT                            0.1%
                                                                              -               185                185
 HOME FURNISHINGS                                        0.1%
                                                                              -               400                400
                                                                              -               225                225

 HOTELS AND MOTELS                                       0.0%
                                                                              -               210                210
 INSTRUMENTS - CONTROLS                                  0.0%
                                                                              -               155                155
 INTERNET TELEPHONY                                      0.0%
                                                                              -             1,250              1,250
 INVESTMENT MANAGEMENT AND ADVISORY SERVICES             0.0%
                                                                              -               255                255
 LIFE AND HEALTH INSURANCE                               0.1%


                                                                      MARKET VALUE

                                           Janus Aspen Strategic          Janus Aspen Mid Cap
                                             Value Portfolio                Value Portfolio        COMBINED
Citigroup, Inc.                                     83,062                          --                83,062

Cendant Corp.*                                          --                       6,371                 6,371
Federal Signal Corp.                                    --                       4,139                 4,139
Harsco Corp.                                            --                       4,445                 4,445
SPX Corp.*                                         235,771                          --               235,771
Tyco International, Ltd.                           358,224                          --               358,224
                                                                                                     608,950

Fairchild Semiconductor
 International, Inc. - Class A*                         --                       3,282                 3,282
Vishay Intertechnology, Inc.*                           --                       2,324                 2,324
                                                                                                       5,606

Adaptec, Inc.*                                          --                       4,736                 4,736

Cadence Design Systems, Inc.*                      378,646                          --               378,646

Fluor Corp.                                             --                       5,353                 5,353

Computer Associates International, Inc.            444,018                          --               444,018
Informatica Corp.*                                      --                       3,036                 3,036
                                                                                                     447,054

CIT Group, Inc.                                         --                       2,985                 2,985

SLM Corp.                                          397,831                          --               397,831

American Express Co.                                95,753                          --                95,753

Edwards (A.G.), Inc.                                    --                       3,571                 3,571
Franklin Resources, Inc.                                --                       4,834                 4,834
Legg Mason, Inc.                                        --                       5,254                 5,254
                                                                                                      13,659

Countrywide Financial Corp.                             --                       5,240                 5,240
Fannie Mae                                         335,470                          --               335,470
Freddie Mac                                        396,059                          --               396,059
                                                                                                     736,769

Dean Foods Co.*                                    211,763                          --               211,763

Supervalu, Inc.                                         --                       5,952                 5,952

Wolverine World Wide, Inc.                              --                       4,934                 4,934

McKesson Corp.                                          --                       5,260                 5,260

Furniture Brands International, Inc.*                   --                       8,572                 8,572
La-Z-Boy, Inc.                                          --                       4,563                 4,563
                                                                                                      13,135

Fairmont Hotels & Resorts, Inc.
 (New York Shares)                                      --                       4,635                 4,635

Mettler-Toledo International, Inc.*                     --                       4,724                 4,724

Openwave Systems, Inc.*                                 --                       1,538                 1,538

Waddell & Reed Financial, Inc. - Class A                --                       4,664                 4,664

                                                                                 SHARES

                                                                 Janus Aspen Strategic  Janus Aspen Mid Cap
                                                                   Value Portfolio        Value Portfolio    COMBINED
                                                                             --               160                160
 MACHINERY - CONSTRUCTION AND MINING                     0.0%
                                                                             --               445                445
 MACHINERY - GENERAL INDUSTRIAL                          0.0%
                                                                             --               100                100
 MACHINERY - PUMPS                                       0.0%
                                                                             --                55                 55
 MEDICAL - HOSPITALS                                     0.0%
                                                                             --               600                600
                                                                             --               150                150

 MEDICAL - NURSING HOME                                  0.1%
                                                                             --               320                320
 MEDICAL INSTRUMENTS                                     0.0%
                                                                             --                75                 75
 MEDICAL LABS AND TESTING SERVICES                       0.0%
                                                                             --               110                110
 MULTI-LINE INSURANCE                                    0.0%
                                                                             --               180                180
 MULTIMEDIA                                              2.2%
                                                                          2,905                --              2,905
                                                                          3,590                --              3,590

 NETWORKING PRODUCTS                                     0.0%
                                                                             --               365                365
 NON-HAZARDOUS WASTE DISPOSAL                            2.2%
                                                                         30,605                --             30,605
                                                                             --               350                350

 OIL - FIELD SERVICES                                    0.1%
                                                                             --               555                555
                                                                             --               200                200

 OIL AND GAS DRILLING                                    0.0%
                                                                             --                75                 75
 OIL COMPANIES - EXPLORATION AND PRODUCTION              5.2%
                                                                          7,745                --              7,745
                                                                             --               280                280
                                                                             --               110                110
                                                                             --               115                115
                                                                             --                60                 60
                                                                             --                50                 50
                                                                             --                65                 65
                                                                         12,100               350             12,450
                                                                             --               200                200
                                                                             --               200                200

 OIL COMPANIES - INTEGRATED                              0.0%
                                                                             --               300                300
 OIL REFINING AND MARKETING                              2.0%
                                                                         26,300                --             26,300
 PAPER AND RELATED PRODUCTS                              0.9%
                                                                          2,885               110              2,995
                                                                             --               110                110

 PETROCHEMICALS                                          0.3%
                                                                          6,693                --              6,693
 PHARMACY SERVICES                                       0.1%
                                                                             --               315                315
 PIPELINES                                               5.3%



                                                                          MARKET VALUE

                                                  Janus Aspen Strategic     Janus Aspen Mid Cap
                                                     Value Portfolio          Value Portfolio          COMBINED
 Lincoln National Corp.                                     --                       5,160                 5,160

 Joy Global, Inc.*                                          --                       4,935                 4,935

 Manitowoc Company, Inc.                                    --                       2,292                 2,292

 Tecumseh Products Co. - Class A                            --                       2,343                 2,343

 Province Healthcare Co.*                                   --                       3,960                 3,960
 Tenet Healthcare Corp.*                                    --                       2,699                 2,699
                                                                                                           6,659

 Manor Care, Inc.*                                          --                       6,150                 6,150

 Beckman Coulter, Inc.                                      --                       2,416                 2,416

 Laboratory Corporation of America Holdings*                --                       2,943                 2,943

 Old Republic International Corp.                           --                       4,885                 4,885

 McGraw-Hill Companies, Inc.                           172,034                          --               172,034
 Viacom, Inc. - Class B*                               138,395                          --               138,395
                                                                                                         310,429

 Polycom, Inc.*                                             --                       4,117                 4,117

 Allied Waste Industries, Inc.*                        299,317                          --               299,317
 Republic Services, Inc.*                                   --                       7,168                 7,168
                                                                                                         306,485

 Key Energy Services, Inc.*                                 --                       5,139                 5,139
 Tidewater Inc.                                             --                       5,820                 5,820
                                                                                                          10,959

 Precision Drilling Corp.*                                  --                       2,556                 2,556

 Apache Corp.                                          483,365                          --               483,365
 Cimarex Energy Co.*                                        --                       5,230                 5,230
 Devon Energy Corp.                                         --                       4,983                 4,983
 Kerr-McGee Corp.                                           --                       4,804                 4,804
 Murphy Oil Corp.*                                          --                       2,532                 2,532
 Newfield Exploration Co.*                                  --                       1,654                 1,654
 Noble Energy, Inc.                                         --                       2,321                 2,321
 Ocean Energy, Inc.                                    226,633                       6,556               233,189
 Stone Energy Corp.*                                        --                       6,802                 6,802
 Tom Brown, Inc.*                                           --                       4,996                 4,996
                                                                                                         749,876

 Marathon Oil Corp.                                         --                       6,270                 6,270

 SK Corp.**                                            290,339                          --               290,339

 Rayonier, Inc.                                        122,266                       4,662               126,928
 Temple-Inland, Inc.                                        --                       4,754                 4,754
                                                                                                         131,682

 Reliance Industries, Ltd.                              38,545                          --                38,545

 Omnicare, Inc.                                             --                       8,136                 8,136

                                                                                 SHARES

                                                                 Janus Aspen Strategic  Janus Aspen Mid Cap
                                                                   Value Portfolio        Value Portfolio    COMBINED
                                                                         23,942                --             23,942
 PRINTING - COMMERCIAL                                   1.7%
                                                                         10,690                --             10,690
 PUBLISHING - PERIODICALS                                0.0%
                                                                             --               350                350
 RECREATIONAL CENTERS                                    0.2%
                                                                          3,510                --              3,510
 REINSURANCE                                             5.4%
                                                                            345                --                345
                                                                             --                90                 90
                                                                             --               160                160

 REAL ESTATE INVESTMENT TRUSTS - APARTMENTS              0.0%
                                                                             --               145                145
 RETAIL - APPAREL AND SHOE                               0.1%
                                                                             --               170                170
                                                                             --               475                475
                                                                             --               180                180

 RETAIL - DRUG STORE                                     0.0%
                                                                             --               125                125
 RETAIL - REGIONAL DEPARTMENT STORES                     0.0%
                                                                             --               175                175
 RETAIL - RESTAURANTS                                    0.0%
                                                                             --               185                185
 RETAIL - TOY STORE                                      1.4%
                                                                         21,400               500             21,900
 RETAIL - VIDEO RENTAL                                   1.1%
                                                                         11,765                --             11,765
 SATELLITE TELECOMMUNICATIONS                            2.5%
                                                                         13,840                --             13,840
 SAVINGS/LOAN/ THRIFTS                                   0.0%
                                                                             --               185                185
 SEMICONDUCTOR EQUIPMENT                                 0.0%
                                                                             --               300                300
 STEEL - PRODUCERS                                       0.0%
                                                                             --               120                120
 SUPER-REGIONAL BANKS                                    0.0%
                                                                             --               120                120
 TELEPHONE - INTEGRATED                                  0.0%
                                                                             --                55                 55
 Television                                              0.1%
                                                                            950                --                950
 TOBACCO                                                 0.6%
                                                                          7,149                --              7,149
 Toys                                                    0.9%
                                                                          6,390                --              6,390
 TRANSPORTATION - AIR FREIGHT                            0.1%
                                                                             --               250                250
                                                                             --               150                150

 TRANSPORTATION - MARINE                                 2.3%
                                                                         76,625                --             76,625
                                                                             --               125

 Wireless Equipment                                      0.0%
                                                                             --             1,000              1,000
                                                                                                                  --
                                                                                                                  --
                                                                   ------------         ---------       ------------
 Total Common Stocks (cost                                         $ 14,519,187         $ 394,113       $ 14,913,300
                                                                   ------------         ---------       ------------
 CORPORATE BONDS                                         1.4%
 Tobacco                                                 1.4%


                                                                             MARKET VALUE

                                                      Janus Aspen Strategic          Janus Aspen Mid Cap
                                                         Value Portfolio                Value Portfolio         COMBINED
 Kinder Morgan Management LLC*                                 764,947                          --               764,947

 Valassis Communications, Inc.*                                248,649                          --               248,649

 Reader's Digest Association, Inc.                                  --                       4,508                 4,508

 Bally Total Fitness Holding Corp.*                             29,273                          --                29,273

 Berkshire Hathaway, Inc. - Class B*                           767,280                          --               767,280
 Everest Re Group, Ltd.                                             --                       4,542                 4,542
 IPC Holdings, Ltd.                                                 --                       4,638                 4,638
                                                                                                                 776,460

 Home Properties of New York, Inc.                                  --                       4,740                 4,740

 Ann Taylor Stores Corp.*                                           --                       3,164                 3,164
 Foot Locker, Inc.                                                  --                       4,798                 4,798
 Talbots, Inc.                                                      --                       4,678                 4,678
                                                                                                                  12,640

 CVS Corp.                                                          --                       2,828                 2,828

 Federated Department Stores, Inc.*                                 --                       4,554                 4,554

 Wendy's International, Inc.                                        --                       5,023                 5,023

 Toys "R" Us, Inc.*                                            193,456                       4,520               197,976

 Blockbuster, Inc. - Class A                                   153,416                          --               153,416

 EchoStar Communications Corp.*                                359,148                          --               359,148

 Astoria Financial Corp.                                            --                       4,801                 4,801

 Asyst Technologies, Inc.*                                          --                       2,070                 2,070

 Nucor Corp.                                                        --                       4,789                 4,789

 PNC Bank Corp.                                                     --                       5,285                 5,285

 Telephone and Data Systems, Inc.                                   --                       2,360                 2,360

 SBS Broadcasting S.A.*                                         13,994                          --                13,994

 Vector Group, Ltd.                                             92,294                          --                92,294

 Mattel, Inc.                                                  127,800                          --               127,800

 Airborne, Inc.                                                     --                       3,848                 3,848
 CNF, Inc.                                                          --                       4,518                 4,518
                                                                                                                   8,366

 Grupo TMM S.A.(ADR) - Class A*                                321,825                          --               321,825
 Teekay Shipping Corp. - New York Shares                            --                       4,876                 4,876
                                                                                                                 326,701

 Stratex Networks, Inc.*                                            --                       2,699                 2,699
                                                         -------------                   ---------          ------------
 )                                                       $  13,257,673                   $ 375,624          $ 13,633,297
                                                         -------------                   ---------          ------------

                                                                      SHARES

                                                                 Janus Aspen Strategic  Janus Aspen Mid Cap
                                                                   Value Portfolio        Value Portfolio      COMBINED
                                                                            300,000                 --           300,000
                                                                      -------------        -----------       -----------
 Total Corporate Bonds (cost                                          $     300,000        $        --       $   300,000
                                                                      -------------        -----------       -----------
 Preferred Stock                                           2.1%
 Automotive - Cars and Light Trucks                        2.1%
                                                                             13,100                 --            13,100
                                                                      -------------        -----------       -----------
 Total Preferred Stock (cost                                          $     356,464        $        --       $   356,464
                                                                      -------------        -----------       -----------
 Short-Term U.S. Government Agencies                       0.7%
                                                           0.7%                  --            100,000           100,000
                                                                      -------------        -----------       -----------
 Total Short - Term U.S. Government Agencies (cost                    $          --        $   100,000       $   100,000
                                                                      -------------        -----------       -----------
 Total Investments (total cost                                        $  15,175,651        $   494,113       $15,669,764
                                                                      -------------        -----------       -----------
 Cash, Receivables and Other Assets, net of
    Liabilities
 Net Assets


                                                                             MARKET VALUE

                                                      Janus Aspen Strategic    Janus Aspen Mid Cap
                                                         Value Portfolio          Value Portfolio         COMBINED
Vector Group, Ltd., 6.25%                                      205,875                       --               205,875
                                                          ------------                ---------          ------------
convertible subordinated notes, due 7/15/08***
)                                                         $    205,875                $      --          $    205,875
                                                          ------------                ---------          ------------

General Motors Corp. - Series B, convertible, 5.25%            302,938                       --               302,938
                                                          ------------                ---------          ------------
)                                                         $    302,938                $      --          $    302,938
                                                          ------------                ---------          ------------
Freddie Mac, 1.18%, 1/3/03                                          --                  100,000               100,000
                                                          ------------                ---------          ------------
)                                                         $         --                $ 100,000          $    100,000
                                                          ------------                ---------          ------------
99.2%                                                     $ 13,766,486                $ 475,624          $ 14,242,110
                                                          ------------                ---------          ------------
0.8%                                                      $    108,179                $   1,110          $    109,289
                                                          ------------                ---------          ------------
100%                                                      $ 13,874,664                $ 476,734          $ 14,351,398
                                                          ------------                ---------          ------------

ASPEN STRATEGIC VALUE PORTFOLIO

          CURRENCY SOLD AND SETTLEMENT DATE             UNITS         CURRENCY VALUE IN $ U.S.     UNREALIZED GAIN/(LOSS)
        -------------------------------------       -------------    --------------------------   ------------------------
        Japanese Yen 2/21/03                           21,500,000           $ 179,409                   $ (4,849)
        South Korean Won 2/25/03                       65,000,000              55,769                     (3,352)
        South Korean Won 5/9/03                       255,000,000             217,458                     (2,522)
                                                                            ---------                   --------
                                                                            $ 452,636                   $(10,723)

JANUS ASPEN MID CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
Financial Futures - Short
2 Contracts                    S&P MidCap 400 Index
                                      expires March 2003, principal
                                      amount $88,380, value $83,370
                                      cumulative appreciation............$5,010
-------------------------------------------------------------------------------

Summary of Investments by Country, January 31, 2003

                                                       Market Value                           % of investment Securities
                      JANUS ASPEN STRATEGIC VALUE      JANUS ASPEN MID CAP
COUNTRY               PORTFOLIO                        VALUE PORTFOLIO          COMBINED      COMBINED
--------------        ---------------------------      -------------------    ------------    --------------------------
Bahamas                                 --                     4,876                 4,876                           0.0%
Bermuda                            358,224                     9,180               367,404                           2.6%
Canada                                  --                    12,321                12,321                           0.1%
India                               38,545                        --                38,545                           0.3%
Ireland                                 --                     1,176                 1,176                           0.0%
Japan                              190,303                        --               190,303                           1.4%
Luxembourg                          13,994                        --                13,994                           0.1%
Mexico                             724,803                        --               724,803                           5.1%
South Korea                        290,339                        --               290,339                           2.0%
Sweden                                  --                     5,222                 5,222                           0.0%
United States                   12,150,278                   442,849            12,593,127                          88.4%*
                              ------------                 ---------          ------------    --------------------------
                              $ 13,766,486                 $ 475,624          $ 14,242,110                         100.0%

* Includes Short-Term Securities ( 87.7% excluding Short-Term Securities)

"Introductory Note"

The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at January 31, 2003. The unaudited pro forma schedule of investments, and statement of assets and liabilities reflect the combined financial position of the Aspen Strategic Value Portfolio and the Aspen Mid Cap Value Portfolio at January 31, 2003. The unaudited pro forma statement of operations reflects the combined results of operations of the Aspen Strategic Value Portfolio and the Aspen Mid Cap Value Portfolio for the year ended January 31, 2003. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for both the Aspen Strategic Value and Aspen Mid Cap Value Portfolio under accounting principles generally accepted in the United States of America in the investment company industry. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Aspen Strategic Value Portfolio for pre-combination periods will not be restated.


Notes to Pro Forma Financial Statements

ADR       American Depository Receipt

* Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts and forward currency contracts.

***Securities are exempt from the registration requirements of the Securities Act of 1933 or other provisions and may be deemed to be restricted for resale.


The Trustees approved a reorganization transaction on January 31, 2003, in which Aspen Strategic Value Portfolio will transfer its assets to Aspen Mid Cap Value Portfolio. The transaction is expected to be effective on or about April 30, 2003.


     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures adopted by and under the supervision of the Fund's Trustees.


NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of the Aspen Mid Cap Value Portfolio issued in connection with the proposed acquisition of the Aspen Strategic Value Portfolio as of January 31, 2002. The number of additional shares issued was calculated by dividing the value of the assets, net of liabilities, of the Aspen Strategic Value Portfolio by the net asset value of the Aspen Mid Cap Value Fund Share.


NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on January 31, 2003. The fee structures of both funds were materially consistent with one another; therefore the estimated reductions were due to the elimination of duplicate expenses.

NOTE 5 - MERGER COSTS:

     Janus Capital Management LLC ("Janus Capital), the investment adviser to the Funds, will bear all costs in connection with this reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

     It is the policy of the Funds, to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The surviving Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires.
The amount of capital loss carryforward, which may offset the Aspen Strategic Value Portfolio's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                                         December 31, 2002


                                         Risk-Managed Large Cap Growth Portfolio
                                         Risk-Managed Large Cap Core Portfolio

                                         Mid Cap Value Portfolio
                                         Small Cap Value Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of the Portfolios listed above, each of which is a separate series of Janus Aspen Series, a Delaware business trust (now called a Delaware statutory trust). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Portfolio. In addition, a subadviser is responsible for the day-to-day operations of these Portfolios.

     The Service Shares of the Portfolios may be purchased only by separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively, "variable insurance contracts") and by certain qualified retirement plans.

     This SAI is not a Prospectus and should be read in conjunction with the Portfolios' Prospectus dated December 31, 2002, which is incorporated by reference into this SAI and may be obtained from your insurance company or plan sponsor. This SAI contains additional and more detailed information about the Portfolios' operations and activities than the Prospectus. The Annual and Semiannual Reports (as they become available), which contain important financial information about the Portfolios, are incorporated by reference into this SAI and are also available, without charge from your insurance company or plan sponsor.

[JANUS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies and Restrictions, and
                Investment Strategies and Risks.............................    2
                Investment Adviser and Subadvisers..........................   23
                Custodian, Transfer Agent and Certain Affiliations..........   28
                Portfolio Transactions and Brokerage........................   29
                Trustees and Officers.......................................   32
                Shares of the Trust.........................................   37
                   Net Asset Value Determination............................   37
                   Purchases................................................   37
                   Distribution and Shareholder Servicing Plan..............   38
                   Redemptions..............................................   38
                Income Dividends, Capital Gains Distributions and Tax
                Status......................................................   40
                Principal Shareholders......................................   41
                Miscellaneous Information...................................   42
                   Shares of the Trust......................................   42
                   Shareholder Meetings.....................................   42
                   Voting Rights............................................   42
                   Independent Accountants..................................   43
                   Registration Statement...................................   43
                Performance Information.....................................   44
                Financial Statements........................................   45
                Appendix A..................................................   46
                   Explanation of Rating Categories.........................   46

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CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES
AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

          Each Portfolio is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified.

          PORTFOLIO SUBADVISED BY BAY ISLE. Bay Isle Financial LLC ("Bay Isle") is the subadviser for Small Cap Value Portfolio. This Portfolio is a diversified fund.

          PORTFOLIO SUBADVISED BY PERKINS. Perkins, Wolf, McDonnell & Company ("Perkins") is the subadviser for Mid Cap Value Portfolio. This Portfolio is a diversified fund.


          PORTFOLIOS SUBADVISED BY INTECH. Enhanced Investment Technologies LLC ("INTECH") is the subadviser for Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio (together, the "Risk-Managed Portfolios"). The Risk-Managed Portfolios are both diversified funds.


INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

          The Portfolios are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or particular class of shares if a matter affects just that Portfolio or that class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Portfolio or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Portfolios.

          (1) With respect to 75% of its total assets, each Portfolio may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

          Each Portfolio may not:

          (2) Invest 25% or more of the value of their respective total assets in any particular industry (other than U.S. government securities).

          (3) Invest directly in real estate or interests in real estate; however, the Portfolios may own debt or equity securities issued by companies engaged in those businesses.

          (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Portfolios from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

          (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of a Portfolio's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

          (6) Act as an underwriter of securities issued by others, except to the extent that a Portfolio may be deemed an underwriter in connection with the disposition of its portfolio securities.

          (7) Borrow money except that the Portfolios may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Portfolio's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Portfolios may not issue "senior securities" in contravention of the 1940 Act.

          As a fundamental policy, each Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as such Portfolio.

          The Trustees have adopted additional investment restrictions for the Portfolios. These restrictions are operating policies of the Portfolios and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

          (a) A Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

          (b) The Portfolios may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Portfolios may engage in "naked" short sales, which involve selling a security that a Portfolio borrows and does not own. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

          (c) The Portfolios do not currently intend to purchase securities on margin, except that the Portfolios may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

          (d) A Portfolio may not mortgage or pledge any securities owned or held by such Portfolio in amounts that exceed, in the aggregate, 15% of that Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

          (e) The Portfolios do not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolios' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

          (f) The Portfolios may not invest in companies for the purpose of exercising control of management.

          Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Portfolios may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Portfolio will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Portfolio will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional borrowing costs.

          For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

          For purposes of the Portfolios' restriction on investing in a particular industry, the Portfolios will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolios may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES AND RISKS

Cash Position

          As discussed in the Prospectus, a Portfolio's cash position may temporarily increase under various circumstances. Securities that the Portfolios may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolios may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").


          The Risk-Managed Portfolios, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. These Portfolios may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. These Portfolios may invest in government securities and other short-term, interest-bearing securities without regard to the Portfolio's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or INTECH, its subadviser, believes market, economic or political conditions warrant a temporary defensive position.


Illiquid Investments

          Each Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease

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

          obligations purchased by the Portfolios. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

          If illiquid securities exceed 15% of a Portfolio's net assets after the time of purchase the Portfolio will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Portfolio may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Portfolio to decline.

          Each of the Portfolios may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Portfolios may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Portfolios may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Portfolios may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Portfolio's NAV.

Securities Lending

          Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Portfolios will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

          Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Portfolios' performance may depend on issues other than the performance of a particular company. These issues include:

          CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

          Each Portfolio may engage in "short sales against the box." This technique involves selling either a security that a Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. A Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Portfolio loses the opportunity to participate in the gain.

          The Portfolios may also engage in "naked" short sales. In a naked short sale transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Portfolio will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Portfolio must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Portfolio's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

          Within the parameters of its specific investment policies, each Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

          Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Portfolio might obtain such cash from selling other portfolio holdings which might cause that Portfolio to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Portfolio expenses could be allocated and to reduce the rate of return for that Portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Portfolio to sell the securities at the time.

          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

          The Portfolios may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolios. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Portfolio will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

          Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each

          PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

          Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolios), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average-weighted maturity of a Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Portfolio might be converted to cash and that Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

          Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

          From time to time, the Portfolios may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolios may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

          Investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with it own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Depositary Receipts

          The Portfolios may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolios may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

          Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Portfolios' prospectus.

Municipal Obligations

          The Portfolios may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Portfolio to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

          Other types of income producing securities that the Portfolios may purchase include, but are not limited to, the following types of securities:

          VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Portfolio could be adversely affected by the use of variable or floating rate obligations.

          STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

          TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

          INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Portfolio will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a fund could lose money or its NAV could decline by the use of inverse floaters.

          STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          The Portfolios will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their holdings.

Repurchase and Reverse Repurchase Agreements

          In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

          A Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase

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          agreement is outstanding, a Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolios will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Portfolio, although the Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

          No Portfolio intends to invest 20% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Portfolio would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

          Any Portfolio may also invest in unrated bonds of foreign and domestic issuers. For the Portfolios subject to such limit, unrated bonds will be included in each Portfolio's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investments grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Portfolio's manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

          A Portfolio will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Portfolios subject to such limit, defaulted securities will be included in each Portfolio's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

          FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

          DISPOSITION OF PORTFOLIO SECURITIES. Although these Portfolios generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolios will limit holdings of any such securities to amounts that the

                                                                              11
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          portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolios' ability to readily dispose of securities to meet redemptions.

          OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolios.

Futures, Options and Other Derivative Instruments

          FUTURES CONTRACTS. The Portfolios may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolios' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to such Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolios do business and by depositing margin payments in a segregated account with the Portfolios' custodian.

          The Portfolios intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolios will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolios hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

          Although a Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

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


          The Risk-Managed Portfolios may enter into futures to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A Portfolio may also enter into futures contracts to protect that Portfolio from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Portfolio may also use this technique with respect to an individual company's stock. To the extent a Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover such Portfolio's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Portfolio with respect to the futures contracts. Conversely, if a Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Portfolio holds an individual company's stock and expects the price of that stock to decline, the Portfolio may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.


          If a Portfolio owns bonds and the portfolio manager expects interest rates to increase, that Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Portfolio selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of that Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a

                                                                              13
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          correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

          Futures contracts entail risks. Although the Portfolios believe that use of such contracts will benefit the Portfolios, a Portfolio's overall performance could be worse than if such Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Portfolio.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Portfolio will not match exactly such Portfolio's current or potential investments. A Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Portfolio's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Portfolio's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of

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

          changes in its value. As a result, such Portfolio's access to other assets held to cover its futures positions also could be impaired.

          OPTIONS ON FUTURES CONTRACTS. The Portfolios may buy and write put and call options on futures contracts. An option on a future gives a Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Portfolio is considering buying. If a call or put option a Portfolio has written is exercised, such Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

          The amount of risk a Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolios may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the Portfolios' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Portfolio may enter into forward currency contracts with stated contract values of up to the value of that Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Portfolio's currency exposure from one foreign currency to another removes that Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

          The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolios' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Portfolio will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may buy call options permitting such Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or a Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Portfolios' ability to utilize forward contracts may be restricted. In addition, a Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolios may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, such Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

          Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Portfolio could sustain losses on transactions in foreign currency options that would require such Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

          The Portfolios may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

          The Portfolios may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if that Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Portfolio in cash or other liquid assets in a segregated account with the Portfolios' custodian.

          The Portfolios also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

          OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolios may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolios may write and buy options on the same types of securities that the Portfolios may purchase directly.

          A put option written by a Portfolio is "covered" if that Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolios' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          A call option written by a Portfolio is "covered" if that Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolios' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Portfolio in cash and other liquid assets in a segregated account with its custodian.

          The Portfolios also may write call options that are not covered for cross-hedging purposes. A Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

          The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

          The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

          In the case of a written call option, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Portfolio to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, such Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

          An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          A Portfolio may write options in connection with buy-and-write transactions. In other words, a Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

          The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or take delivery of the security at the exercise price and that Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

          A Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Portfolio.

          A Portfolio may write straddles (combinations of put and call options on the same underlying security) which are generally a non-hedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that the Portfolio has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

          EURODOLLAR INSTRUMENTS. A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

          SWAPS AND SWAP-RELATED PRODUCTS. A Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolios' custodian. If a Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

          The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

          There is no limit on the amount of interest rate swap transactions that may be entered into by a Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by a Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

          ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolios in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

          Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

          In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

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

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

INVESTMENT ADVISER -- JANUS CAPITAL MANAGEMENT LLC

          As stated in the Prospectus, each Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolios' investments, provide office space for the Portfolios, and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolios or other Janus Funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolios.

          The Portfolios pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Portfolio Trustees who are not affiliated with Janus Capital and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolios may reimburse Janus Capital for its costs.


          Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Portfolio. Mid Cap Value Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of the Portfolio, reduced by the subadvisory fee paid by the Portfolio directly to the Portfolio's subadviser, Perkins. Small Cap Value Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the average daily net assets of the Portfolio.



          Janus Capital has agreed to reimburse each Portfolio by the amount, if any, that such Portfolio's normal operating expenses in any fiscal year, including the investment advisory fee but excluding the distribution fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio and Mid Cap Value Portfolio, respectively, and 1.35% of the average daily net assets of the Small Cap Value Portfolio until at least the next annual renewal of the advisory agreements. Mortality risk, expense risk and other charges imposed by participating insurance companies are also excluded from the above expense limitation.


          APPROVAL OF INVESTMENT ADVISORY AGREEMENTS


          Each Portfolio's Investment Advisory Agreement was approved by vote of the trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" as defined by the 1940 Act of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Investment Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. On December 10, 2002, the Trustees held a meeting to decide whether to approve the Investment Advisory Agreements. In preparation for their meeting, the trustees requested and reviewed a wide variety of materials, including materials provided by Janus Capital. In addition, the Independent Trustees received advice from counsel to the Independent Trustees. At the December 2002 meeting, the Trustees, including a majority of Independent Trustees, approved each Investment Advisory Agreement based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Portfolios under the Agreements, including Janus Capital's personnel, experience and compliance program and the resources and investment process provided by Janus Capital, (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, (3) the financial standing of Janus Capital,
          (4) the existence of any "fall-out" benefits (indirect profits from other activities of Janus Capital or its affiliates that would not otherwise have been earned), and (5) the sharing of any realized economies of scale. Based on the Trustees' deliberations and its evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.



          Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), is a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through one of its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.



          Stilwell has announced its intention to merge its operations into a unified organization named Janus Capital Group Inc. ("JCGI"). JCGI will be a publicly traded holding company with principal operations in financial asset management businesses. Subsequent to the merger, Janus Capital will be a direct subsidiary of JCGI and JCGI will own approximately 92% of Janus Capital, with the remaining 8% held by certain Janus Capital employees. The transaction is expected to be completed as of January 1, 2003.


          Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisor services for institutional accounts. Investment decisions for each account managed by Janus Capital or the subadviser, including the Portfolios, are made independently from those for any other account that is or may in the future become managed by Janus Capital or the subadviser. If, however, a number of accounts managed by Janus Capital or the subadviser are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital or the subadviser. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital or the subadviser. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

          With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital or the subadviser, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

          Janus Capital or the subadviser is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

          Pursuant to an exemptive order granted by the SEC, the Portfolios and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

          Each account managed by Janus Capital or its subadviser has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

          Janus Capital does not permit its portfolio managers to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics which applies to Directors/Trustees of Janus Capital and the Portfolios and employees of, and certain persons working on a contractual basis for, Janus Capital and certain of its subsidiaries. The Code of Ethics is on file with and available through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Portfolios and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolios.


          In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading. The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital. INTECH, Bay Isle and Perkins are not subject to Janus Capital's Code of Ethics, but have each adopted a Code of Ethics, which they certified complies with Rule 17j-1 under the 1940 Act.

SUBADVISERS

          Janus Capital has entered into subadvisory agreements ("Subadvisory Agreements") on behalf of the Portfolios. The Subadvisory Agreements obligate INTECH, Bay Isle and Perkins (each a "subadviser," and together the "subadvisers") to: (i) make investment decisions on behalf of their respective Portfolios, (ii) place all orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the subadviser (in the case of INTECH) or selected by Janus Capital (in the case of Bay Isle and Perkins), and (iii) perform certain limited related administrative functions in connection therewith.

          ENHANCED INVESTMENT TECHNOLOGIES, LLC


          Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as subadviser to Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio. INTECH has been in the investment advisory business since 1987. INTECH serves as investment adviser or subadviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Portfolios. As of December 31, 2002, Janus Capital indirectly owns 50.1% of the outstanding voting shares of INTECH.


          BAY ISLE FINANCIAL LLC

          Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, serves as subadviser to Small Cap Value Portfolio. Bay Isle has been in the investment advisory business since 1987. Bay Isle serves as investment adviser or subadviser to mutual funds, institutional and individual separate accounts. As subadviser, Bay Isle provides day-to-day management of the investment operations of the Portfolio. As of December 31, 2002, Janus Capital indirectly owns 100% of the outstanding voting shares of Bay Isle.

          PERKINS, WOLF, MCDONNELL & COMPANY

          Perkins, Wolf, McDonnell & Company ("Perkins"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, serves as subadviser to Mid Cap Value Portfolio. Perkins has been in the investment management business since 1984. As subadviser, Perkins provides day-to-day management of the investment operations of the Portfolio.

          APPROVAL OF SUBADVISORY AGREEMENTS FOR THE PORTFOLIOS

          Under the Subadvisory Agreements between Janus Capital and the subadvisers, the subadvisers are responsible for day-to-day investment management of the Portfolios. Investments will be acquired, held or disposed of, consistent with the investment objectives and policies established by the Trustees. Each Subadvisory Agreement provides that the subadviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Portfolio it subadvises, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

          Under each Subadvisory Agreement, the subadviser is compensated by Janus Capital according to the following schedule:



          Portfolio                                                     Subadviser   Annual Rate
          Risk-Managed Large Cap Growth Portfolio                        INTECH         0.26%*
          Risk-Managed Large Cap Core Portfolio                          INTECH         0.26%*
          Mid Cap Value Portfolio                                        Perkins       0.325%**
          Small Cap Value Portfolio                                      Bay Isle       0.75%*



           * The Risk-Managed Portfolios and Small Cap Value Portfolio pay no fees directly to the subadviser. Janus Capital pays these subadvisory fees.


          ** The Midcap Value Portfolio shall pay Perkins a fee equal to 50% of the advisory fee Janus receives from the Funds (calculated after any fee waivers).



          Each Subadvisory Agreement will continue in effect until July 1, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Portfolio and in either case by vote of a majority of the Trustees of the Portfolio who are not "interested persons" (as that term is defined in the 1940 Act) of the Portfolio. Each Subadvisory Agreement is subject to termination by the Portfolio or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.





          The Portfolio's Subadvisory Agreements were approved by vote of the Independent Trustees cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Subadvisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. On December 10, 2002, the Trustees held a meeting to decide whether to approve the Subadvisory Agreements. In preparation for their meeting, the Trustees requested and reviewed a wide variety of materials, including materials provided by Janus Capital and the subadvisers. In addition, the Independent Trustees received advice from counsel to the Independent Trustees. At the December 2002 meeting, the Trustees, including a majority of Independent Trustees, approved each Subadvisory Agreement based on their consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Portfolio under the Agreement, including the subadviser's personnel, experience and compliance program and the resources and investment process provided by the subadviser, and the subadviser's performance record for comparably managed accounts (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, (3) the financial standing of the subadviser, (4) the existence of any "fall-out" benefits (indirect profits from other activities of Janus Capital or its affiliates that would not otherwise have been earned) and (5) the sharing of any realized economies of scale. Based on the Trustees' deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

          State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolios. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940
          Act) of the Portfolios' securities and cash held outside the United States. The Portfolios' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Portfolios' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Portfolio.


          Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolios' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Portfolios. Janus Services Corporation is not compensated for its services related to the Shares of most of the Portfolios, except for out-of-pocket costs. Janus Services may receive from Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio a fee at an annual rate of up to .10% of the average daily net assets of the Service Shares of each of these Portfolios, to compensate Janus Services for providing, or arranging for the provision of record keeping, sub-accounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.


          The Portfolios pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity portfolios for the use of DST's shareholder accounting system.

          The Trustees have authorized the Portfolios to use an affiliate of DST as introducing broker for certain Portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Portfolio under its waiver agreement, and such Portfolio receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

          Janus Distributors LLC ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is the Trust's distributor. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


          With respect to the Portfolios subadvised by Bay Isle and Perkins, Janus Capital places the portfolio transactions of the Portfolios. In certain cases, Janus Capital may delegate placement of brokerage to the subadviser. With respect to the Risk-Managed Portfolios, INTECH places portfolio transactions using its proprietary trade system software.


          Janus Capital and the subadvisers have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital or a subadviser may be permitted to pay higher commissions for research services as described below. The Portfolios may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

          Janus Capital or the subadvisers consider a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's or the subadviser's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Portfolio or to a third party service provider to the Portfolio to pay Portfolio expenses. In addition, Janus Capital, Bay Isle or Perkins may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital, Bay Isle or Perkins may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital or the subadviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or the subadviser. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital or the subadviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's and the subadvisers' own research efforts. Most brokers and dealers used by Janus Capital, Bay Isle and Perkins provide research and other services described above. Much of the research provided to Janus Capital or the subadvisers by broker-dealers would otherwise be available to Janus Capital or a subadviser for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital or a subadviser through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital or a subadviser may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital or a subadviser may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital or a subadviser with research services and/or products.

          Brokerage commissions may be paid by the Portfolios to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Portfolios.

          Janus Capital, Bay Isle and Perkins may use research products and services in servicing other accounts in addition to the Portfolios. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital or a subadviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital or a subadviser may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital or a subadviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital or a subadviser.

          Janus Capital and the subadvisers do not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. Janus Capital does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolios. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services. Bay Isle and Perkins may make their own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to that subadviser's clients, including the Portfolios.


          INTECH does not consider research services in selecting brokers. For the Risk-Managed Portfolios, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of INTECH's Chief Investment Officer. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.


          Janus Capital may consider sales of Portfolio Shares or shares of other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio Shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing Portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

          When the Portfolios purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital or the subadviser better prices and executions will be achieved through the use of a broker.

          The Portfolios' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms.

          The Portfolios may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group on behalf of various client accounts. By virtue of such ownership, E*Trade Group may be considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Portfolios, E*Trade is considered an affiliated broker of the Portfolios.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

          The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

          Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus
          Capital: Janus Investment Fund and Janus Adviser Series. Collectively, these three registered investment companies consist of 59 series or funds.

          The Portfolios' officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Investment Fund and Janus Adviser Series.


------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        FUND COMPLEX     OTHER
 NAME, AGE AND        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*    Chairman         5/93-Present     Formerly, President             59               N/A
 100 Fillmore Street  and Trustee                       (1978-2002) and Chief
 Denver, CO 80206                                       Executive Officer (1994-2002)
 Age 65                                                 of Janus Capital or Janus
                                                        Capital Corporation; President
                                                        and Director (1994-2002) of
                                                        the Janus Foundation; Chairman
                                                        and Director (1978-2002) of
                                                        Janus Capital Corporation; and
                                                        Director (1997-2001) of Janus
                                                        Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin  Trustee          6/02-Present     Executive Vice President and    59               Founding
 100 Fillmore Street                                    Chief Operating Officer of The                   Director and
 Denver, CO 80206                                       Rockefeller Brothers Fund (a                     Board Chair,
 Age 45                                                 private family foundation).                      Solar
                                                        Formerly, Director of                            Development
                                                        Investments (1991-1998) of The                   Foundation;
                                                        John D. and Catherine T.                         Trustee and
                                                        MacArthur Foundation (a                          Vice President,
                                                        private family foundation).                      Asian Cultural
                                                                                                         Council.
------------------------------------------------------------------------------------------------------------------------
 John W. McCarter,    Trustee          6/02-Present     President and Chief Executive   59               Chairman of the
 Jr.                                                    Officer of The Field Museum of                   Board,
 100 Fillmore Street                                    Natural History. Formerly,                       Divergence LLC;
 Denver, CO 80206                                       Senior Vice President                            Director of
 Age 64                                                 (1987-1997) of Booz- Allen &                     A.M. Castle &
                                                        Hamilton, Inc. (a management                     Co., Harris
                                                        consulting firm).                                Insight Funds,
                                                                                                         W.W. Grainger,
                                                                                                         Inc.; Trustee
                                                                                                         of WTTW
                                                                                                         (Chicago public
                                                                                                         television
                                                                                                         station), the
                                                                                                         University of
                                                                                                         Chicago and
                                                                                                         Chicago Public
                                                                                                         Education Fund.
------------------------------------------------------------------------------------------------------------------------


* The Portfolios are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------------------------------
                                                        TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                                        FUND COMPLEX     OTHER
 NAME, AGE AND        POSITIONS HELD   LENGTH OF TIME   PRINCIPAL OCCUPATIONS DURING    OVERSEEN BY      DIRECTORSHIPS
 ADDRESS              WITH PORTFOLIOS  SERVED           THE PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CNTD.)
------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen     Trustee          9/93-Present     Private Investor. Formerly      59               Board member,
 100 Fillmore Street                                    (1997-1998) Chief Financial                      Red Robin
 Denver, CO 80206                                       Officer - Boston Market                          Gourmet
 Age 59                                                 Concepts, Boston Chicken,                        Burgers, Inc.
                                                        Inc., Golden, CO (a restaurant
                                                        chain).
------------------------------------------------------------------------------------------------------------------------
 James T. Rothe       Trustee          1/97-Present     Professor of Business,          59               Director of
 100 Fillmore Street                                    University of Colorado,                          Optika, Inc.
 Denver, CO 80206                                       Colorado Springs, CO.                            and NeoCore
 Age 59                                                 Formerly, Distinguished                          Corp.
                                                        Visiting Professor of Business
                                                        (2001-2002), Thunderbird
                                                        (American Graduate School of
                                                        International Management),
                                                        Phoenix, AZ; and Principal
                                                        (1988-1999) of Phillips-Smith
                                                        Retail Group, Colorado
                                                        Springs, CO (a venture capital
                                                        firm).
------------------------------------------------------------------------------------------------------------------------
 William D. Stewart   Trustee          9/93-Present     Corporate Vice President and    59               N/A
 100 Fillmore Street                                    General Manager of MKS
 Denver, CO 80206                                       Instruments - HPS Products,
 Age 58                                                 Boulder, CO (a manufacturer of
                                                        vacuum fittings and valves).
------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger  Trustee          9/93-Present     Consultant                      59               N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 64
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
 NAME, AGE AND                                        LENGTH OF
 ADDRESS              POSITIONS HELD WITH PORTFOLIOS  TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
 Thomas A. Early*     Vice President and General      3/98-Present   Vice President, General Counsel, Chief Corporate Affairs
 100 Fillmore Street  Counsel                                        Officer, Secretary and Interim Director of Janus Capital;
 Denver, CO 80206                                                    Vice President, General Counsel and Secretary of Janus
 Age 47                                                              Services LLC, Janus Capital International LLC and Janus
                                                                     Institutional Services LLC; Vice President, General Counsel
                                                                     and Director to Janus International (Asia) Limited and Janus
                                                                     International Limited; Vice President, General Counsel and
                                                                     Secretary to Janus Distributors LLC and the Janus
                                                                     Foundation; and Director for Janus Capital Trust Manager
                                                                     Limited, Janus World Principal Protected Funds and Janus
                                                                     World Funds. Formerly, Director (2001) of Janus
                                                                     Distributors, Inc. and Janus Services, Inc.; Vice President,
                                                                     General Counsel, Secretary and Director (2000-2002) of Janus
                                                                     International Holding, Inc.; Executive Vice President and
                                                                     General Counsel (1997-1998) of Prudential Investments Fund
                                                                     Management LLC; and Vice President and General Counsel
                                                                     (1994-1997) of Prudential Retirement Services.
---------------------------------------------------------------------------------------------------------------------------------
 Anita E. Falicia*    Vice President, Chief           10/02-Present  Vice President of Investment Accounting of Janus Capital.
 100 Fillmore Street  Financial Officer, Treasurer                   Formerly, Assistant Vice President (2000-2002) of Investment
 Denver, CO 80206     and Principal Accounting                       Accounting of Janus Capital or Janus Capital Corporation;
 Age 34               Officer                                        Director (1999-2000) of Investment Accounting of Janus
                                                                     Capital Corporation; and Director (1997-1999) of Fund
                                                                     Accounting of Janus Capital Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Bonnie M. Howe*      Vice President                  12/99-Present  Vice President and Assistant General Counsel to Janus
 100 Fillmore Street                                                 Capital, Janus Distributors LLC and Janus Services LLC.
 Denver, CO 80206                                                    Formerly, Assistant Vice President (1997-1999) and Associate
 Age 37                                                              Counsel (1995-1999) for Janus Capital Corporation and
                                                                     Assistant Vice President (1998-2000) for Janus Service
                                                                     Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 Kelley Abbott        Vice President and Secretary    12/99-Present  Vice President of Domestic Funds and Assistant General
 Howes*                                                              Counsel of Janus Capital, Vice President and Assistant
 100 Fillmore Street                                                 General Counsel of Janus Distributors LLC and Janus Services
 Denver, CO 80206                                                    LLC. Formerly, Assistant Vice President (1997-1999) of Janus
 Age 37                                                              Capital Corporation; Chief Compliance Officer, Director and
                                                                     President (1997-1999) of Janus Distributors, Inc.; and
                                                                     Assistant Vice President (1998-2000) of Janus Service
                                                                     Corporation.
---------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski*   Vice President                  6/02-Present   Vice President and Chief Compliance Officer of Janus Capital
 100 Fillmore Street                                                 and Janus Distributors LLC; and Assistant Vice President of
 Denver, CO 80206                                                    Janus Services LLC. Formerly, Senior Vice President and
 Age 45                                                              Director (1985-2000) of Mutual Fund Compliance for Van
                                                                     Kampen Funds.
---------------------------------------------------------------------------------------------------------------------------------
 Loren M. Starr*      President and Chief Executive   9/02-Present   Vice President, Chief Financial Officer and Interim Director
 100 Fillmore Street  Officer                                        of Janus Capital; Vice President, Treasurer and Chief
 Denver, CO 80206                                                    Financial Officer of Janus Services LLC and Janus
 Age 41                                                              International Limited; Vice President, Treasurer and Chief
                                                                     Financial Officer of Janus Distributors LLC, Janus Capital
                                                                     International LLC and Janus Institutional Services LLC; and
                                                                     Director of Janus Capital Trust Manager Limited, Janus World
                                                                     Principal Protected Funds and Janus World Funds. Formerly,
                                                                     Vice President of Finance, Treasurer, Chief Financial
                                                                     Officer (2001-2002) and Director (2002) for Janus
                                                                     International Holding, Inc.; Managing Director, Treasurer
                                                                     and Head of Corporate Finance and Reporting (1998-2001) for
                                                                     Putnam Investments; and Senior Vice President of Financial
                                                                     Planning and Analysis (1996-1998) for Lehman Brothers, Inc.
---------------------------------------------------------------------------------------------------------------------------------
 Heidi J. Walter*     Vice President                  4/00-Present   Vice President and Assistant General Counsel to Janus
 100 Fillmore Street                                                 Capital and Janus Services LLC. Formerly, Vice President and
 Denver, CO 80206                                                    Senior Legal Counsel (1995-1999) for Stein Roe & Farnham,
 Age 35                                                              Inc.
---------------------------------------------------------------------------------------------------------------------------------


* "Interested person" of the Trust by virtue of positions with Janus Capital.

          The Trustees are responsible for major decisions relating to each Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolios by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF MEETINGS HELD
                           FUNCTIONS                                     MEMBERS                           DURING LAST FISCAL YEAR
----------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial reporting process, the  John W. McCarter, Jr. (Chairman)  4
                           system of internal control, the audit         Dennis B. Mullen
                           process, and the Trusts' process for          William D. Stewart
                           monitoring compliance with investment
                           restrictions and applicable laws and the
                           Trusts' Code of Ethics.
----------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes recommendations regarding   James T. Rothe (Chairman)         5
                           matters related to the Trusts' use of         William F. McCalpin
                           brokerage commissions and placement of        Dennis B. Mullen
                           portfolio transactions.
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters related to the        Martin H. Waldinger (Chairman)    4
                           operations of the Janus Money Market Funds,   William F. McCalpin
                           including compliance with each Trust's Money  James T. Rothe
                           Market Fund Procedures.
----------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND            Identifies and recommends individuals for     Dennis B. Mullen (Chairman)       5
 GOVERNANCE COMMITTEE      Trustee membership, consults with Management  John W. McCarter, Jr.
                           in planning Trustee meetings, and oversees    William D. Stewart
                           the administration of, and ensures the
                           compliance with, the Governance Procedures
                           and Guidelines adopted by the Trusts.
----------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE         Determines the fair value of restricted       William D. Stewart (Chairman)     15
                           securities and other securities for which     James T. Rothe
                           market quotations are not readily available,  Martin H. Waldinger pursuant to procedures adopted by the
                           Trustees.
----------------------------------------------------------------------------------------------------------------------------------

          The table below gives the dollar range of shares of each Portfolio described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001. No shares were held by the Trustees as of December 31, 2001 since the Portfolios didn't commence operations until December 31, 2002.


-------------------------------------------------------------------------------------------------
                        DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                        EQUITY SECURITIES IN  REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
    NAME OF TRUSTEE     THE PORTFOLIOS        IN JANUS FUNDS
-------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY       None                  Over $100,000
-------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN+   None                  Over $100,000
-------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER,      None                  None
 JR.+
-------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN       None                  Over $100,000
-------------------------------------------------------------------------------------------------
 JAMES T. ROTHE         None                  Over $100,000
-------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART     None                  Over $100,000
-------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER    None                  Over $100,000
-------------------------------------------------------------------------------------------------

+ Trustee since June 2002.

          As of December 31, 2001, none of the Independent Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors or their control persons.

          The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolios described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Portfolios or the Janus Funds.

                                                              Aggregate Compensation       Total Compensation
                                                              from the Portfolios for   from the Janus Funds for
                                                                 fiscal year ended         calendar year ended
Name of Person, Position                                       December 31, 2001(1)       December 31, 2001(2)
-----------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee(3)                               $0                      $      0
William F. McCalpin, Trustee(4)                                         $0                      $      0(5)
John W. McCarter, Jr., Trustee(4)                                       $0                      $      0(5)
Dennis B. Mullen, Trustee(4)                                            $0                      $185,000
James T. Rothe, Trustee(4)                                              $0                      $185,000
William D. Stewart, Trustee(4)                                          $0                      $185,000
Martin H. Waldinger, Trustee(4)                                         $0                      $185,000


(1) Since Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio had not commenced operations as of July 31, 2002, no fees were paid during this fiscal year. The aggregate compensation for these Portfolios is estimated for the Portfolios' first full year (August 1, 2003 through July 31, 2004) as follows: Thomas H. Bailey: $0; William F. McCalpin: $31; John W. McCarter, Jr.: $31; Dennis B. Mullen: $31; James T. Rothe: $31; William D.
    Stewart: $31; and Martin H. Waldinger: $31.

(2) As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.
(3) Mr. Bailey is being treated as an interested person of the Portfolios and Janus Capital and is compensated by Janus Capital.
(4) Independent Trustee.
(5) Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Janus Funds during the period shown in the table.

SHARES OF THE TRUST
--------------------------------------------------------------------------------

NET ASSET VALUE DETERMINATION

          As stated in the Portfolios' Prospectus, the net asset value ("NAV") of the Shares of each Portfolio is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of the Shares of each Portfolio is not determined on days the NYSE is closed. The per Share NAV of the Shares of each Portfolio is determined by dividing the total value of a Portfolio's securities and other assets, less liabilities, attributable to the Shares of a Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolios and approved by the Trustees and are based upon last trade or closing sales prices or a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

          A Portfolio calculates its NAV per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Portfolio calculates its NAV per Share, then that security may be valued in good faith under the Valuation Procedures.

PURCHASES

          Shares of the Portfolios can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and (ii) qualified retirement plans. Participating insurance companies and certain designated organizations are authorized to receive purchase orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Portfolios are purchased at the NAV per Share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by a Portfolio or its authorized agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the different Portfolios.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

          Under a distribution and shareholder servicing plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for recordkeeping and administrative services as well as activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of Additional Information, shareholder reports, and educational materials to prospective and existing contract owners and plan participants; responding to inquiries by contract owners and plan participants; receiving and answering correspondence; contract owner and participant level recordkeeping and administrative services; and similar activities. On December 14, 1999, Trustees unanimously approved the Plan which became effective on that date. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or Janus Distributors in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding Shares of a Portfolio or by vote of a majority of 12b-1 Trustees.

REDEMPTIONS

          Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Certain designated organizations are authorized to receive redemption orders on the Portfolios' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Portfolio when authorized organizations, their agents or affiliates receive the order. The Portfolios are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolios are governed by Rule 18f-1 under the 1940 Act, which requires each Portfolio to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

          The right to require the Portfolios to sell their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

          It is a policy of the Shares of the Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code ("Code"). In addition, each Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

          All income dividends and capital gains distributions, if any, on a Portfolio's Shares are reinvested automatically in additional Shares of that Portfolio at the NAV determined on the first business day following the record date.

          Certain Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolios if these instruments appreciate in value, the Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Portfolios recognize taxable income, which in turn must be distributed.

          Some foreign securities purchased by the Portfolios may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Portfolios that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each Portfolio which will reduce its investment company taxable income.

          Because Shares of the Portfolios can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

          The officers and Trustees of the Portfolios cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such officers and Trustees as a group own less than 1% of the outstanding Shares of each Portfolio. As of December 31, 2002, all of the outstanding Shares of the Portfolios were owned by Janus Capital, which provided seed capital for the Portfolios.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

          Each Portfolio is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust (now called a Delaware statutory trust) on May 20, 1993. As of the date of this SAI, the Trust consists of eighteen series of shares, known as "Portfolios," three of which offer three classes of shares, ten of which offer two classes of shares and five of which offers one class of shares.

SHARES OF THE TRUST

          The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share for each series of the Trust. Shares of each Portfolio are fully paid and nonassessable when issued. Shares of a Portfolio participate equally in dividends and other distributions by the shares of such Portfolio, and in residual assets of that Portfolio in the event of liquidation. Shares of each Portfolio have no preemptive, conversion or subscription rights.

          The Portfolios discussed in this SAI each offer one class of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable insurance contracts and to qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

SHAREHOLDER MEETINGS

          The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each Portfolio or class only if a matter affects or requires the vote of only that Portfolio or class or that Portfolio's or class' interest in the matter differs from the interest of other Portfolios of the Trust. A shareholder is entitled to one vote for each Share owned.

VOTING RIGHTS

          A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

          The Trustees are responsible for major decisions relating to each Portfolio's policies and objectives; the Trustees oversee the operation of each Portfolio by its officers and review the investment decisions of the officers.

          The present Trustees were elected at a meeting of shareholders held on January 31, 2002, except Mr. McCalpin and Mr. McCarter, who were appointed by the Trustees on May 23, 2002, effective June 1, 2002. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize their Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

          As mentioned above in "Shareholder Meetings," each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Portfolios, audit the Portfolios' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

          The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

          Quotations of average annual total return for the Shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Shares of such Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of expenses of the Shares of a Portfolio on an annual basis, and assume that all dividends and distributions are reinvested when paid. No performance information is available for the Portfolios because they did not commence operations until December 31, 2002.

          From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolios may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Lehman Brothers Government/Credit Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell Mid Cap Growth Index, the Russell 2000 Growth Index, the Russell 3000 Growth Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Russell Mid Cap Value Index, the Standard and Poor's 600 Small Cap Index, the Dow Jones World Index, the Standard & Poor's/ BARRA Value Index, Standard & Poor's/BARRA Growth Index, the Nasdaq 100, the Lehman Brothers Intermediate Term Government/Corporate Bond Index, the Investment Week 100 Index and the Nasdaq composite. In addition, the Portfolios may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. The Portfolios may also compare their performance to the record of global market indicators, such as Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolios and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolios' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          Financial Statements are not presented because the Portfolios did not commence operations until December 31, 2002.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES


          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.


MOODY'S INVESTORS SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper-medium grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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 48

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

                                  [JANUS LOGO]
                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                              JANUS | ASPEN SERIES


                               2001 ANNUAL REPORT

                          Janus Aspen Growth Portfolio

                     Janus Aspen Aggressive Growth Portfolio

                   Janus Aspen Capital Appreciation Portfolio

                        Janus Aspen Core Equity Portfolio

                         Janus Aspen Balanced Portfolio

                     Janus Aspen Growth and Income Portfolio

                      Janus Aspen Strategic Value Portfolio

                   Janus Aspen International Growth Portfolio

                     Janus Aspen Worldwide Growth Portfolio

                   Janus Aspen Global Life Sciences Portfolio

                     Janus Aspen Global Technology Portfolio

                       Janus Aspen Global Value Portfolio

                      Janus Aspen Flexible Income Portfolio

                       Janus Aspen Money Market Portfolio

                                  [LOGO] JANUS

Table of Contents

     JANUS ASPEN SERIES

       From Tom Bailey ...............................................   1

       Portfolio Managers' Commentaries and Schedules of Investments

         Growth Portfolio ............................................   2

         Aggressive Growth Portfolio .................................   6

         Capital Appreciation Portfolio ..............................  10

         Core Equity Portfolio .......................................  13

         Balanced Portfolio ..........................................  17

         Growth and Income Portfolio .................................  23

         Strategic Value Portfolio ...................................  27

         International Growth Portfolio ..............................  30

         Worldwide Growth Portfolio ..................................  35

         Global Life Sciences Portfolio ..............................  40

         Global Technology Portfolio .................................  43

         Global Value Portfolio ......................................  47

         Flexible Income Portfolio ...................................  50

         Money Market Portfolio ......................................  54

       Statements of Assets and Liabilities ..........................  56

       Statements of Operations ......................................  58

       Statements of Changes in Net Assets ...........................  60

       Financial Highlights ..........................................  64

       Notes to Schedules of Investments .............................  75

       Notes to Financial Statements .................................  76

       Explanations of Charts, Tables
         and Financial Statements ....................................  83

       Trustees and Officers .........................................  86

       Report of Independent Accountants .............................  89

[LOGO] JANUS                                             THOMAS H. BAILEY
                                                         CHIEF EXECUTIVE OFFICER

While our results reflect a difficult year overall, recently there have been signs of improvement. Both the market and the economy have shown intermittent signs of strength in recent months, and we are encouraged that many of our funds finished the final three months of the year with solid performance.

Only 18 months ago we were still enjoying the longest peacetime expansion in U.S. history and a phenomenal bull market that didn't seem to have an upper bound. Today, with the S&P 500 Index still 25% off its March 2000 peak and the Nasdaq Composite down more than twice that amount, we can only describe what has been, without question, a downturn of truly immense proportions.

The Federal Reserve recognized the sudden slowdown in economic growth for what it was - a threat to the U.S. and world economies that was virtually unprecedented in its scope and speed. For that reason the central bank embarked on the most aggressive rate cutting campaign in its history, and although the economy has shown only tentative signs of recovery, we are encouraged by the notion that the stock market has rarely failed to react - and react strongly - to the Fed's powerful medicine.

Furthermore, we believe those companies that survive the storm will emerge stronger for the experience - leaner, hungrier and in a much better competitive position than before the downturn. Meanwhile, the market's extended decline has left many outstanding franchises trading at levels that, frankly, haven't been seen in years.

For our part, we are doing everything we can to ensure that the last 18 months will remain an anomaly in the greater context of our solid long-term performance record. Within the portfolios, we're focusing our efforts in areas such as media, healthcare and financial services, looking for individual companies we feel are best prepared to endure in the face of continued uncertainty. We've also looked deeper into areas such as technology, analyzing spending trends to determine exactly which firms may benefit most from today's economic and political realities.

Operationally, we've made refinements as well. We continued to increase the depth of our analytical team in 2001 and have continued recruiting aggressively even as other firms in the industry have scaled back. Furthermore, in an effort to push forward the research intensive culture that defines everything we do at Janus, Jim Goff will be stepping up as Director of Research. As one of Janus' original analysts, his ability to finely dissect a company's balance sheet, inquisitive nature and natural mentoring capabilities will help our 43-person analytical team grow their own capabilities and impact on the portfolios.

At the same time, Helen Young Hayes will assume the role as Managing Director of Investments. She is a proven leader who has exhibited proven results and a long-term legacy of success. Helen and Jim will work very closely together to ensure that Janus' research effort continues to function efficiently and with a high degree of excellence. We expect that this effort will be at the root of Janus' continued success over the years.

We made these changes because our continued commitment to the same kind of fundamental research that has always defined our investment process demands it. And, as always, the driver for each individual investment continues to be our rigorous stock selection process - one that has been developed and honed over a period of more than 30 years.

We're convinced that this unwavering commitment will restore performance to the levels you expect from Janus.

Thank you for your continued confidence and investment.


/s/ Tom

Tom Bailey
CEO

Past performance does not guarantee future results.
There is no assurance that the investment process will consistently lead to successful investing.



                                        JANUS ASPEN SERIES / DECEMBER 31, 2001 1

JANUS ASPEN GROWTH PORTFOLIO

[PHOTO]
Blaine Rollins
portfolio manager

For the 12-month period ended December 31, 2001, Janus Aspen Growth Portfolio lost 24.73% for its Institutional Shares and declined 24.90% for its Service Shares while its benchmark, the Standard & Poor's 500 Index, dropped 11.88%.(1)

Unquestionably, 2001 was a disappointment, and I'm not happy to report the Portfolio's failure to meet your expectations and mine. It has been a challenging 12 months as the economy slowed, came to a near halt following the terrorist attacks of September 11, and then started to show signs of life in the fourth quarter. While some of our positions suffered as a result of poor execution in a difficult economy, others were slow to recover after a wave of reactionary selling. Nevertheless, our investment strategy remains unchanged, and we are committed to companies that our research indicates have the best business models and superior management teams.

In the year's closing months, the stock market rallied in anticipation of a 2002 recovery, but the economy was still under pressure. Higher unemployment levels weighed on consumers, and a reluctance to commit to capital expenditures tempered corporate outlooks. Meanwhile, the ongoing conflict in Afghanistan cast an air of uncertainty over the nation. With the Federal Reserve's prime lending rate at a 40-year low of 1.75%, however, we believe conditions are ideal for the economy to improve at some point.

As for the Portfolio, perhaps the best evidence of our commitment to our holdings is the Portfolio's low turnover. Many of the companies we own are dominant players in their respective industries and have not only navigated through the tough economic times, but also improved their market position at the expense of weaker competitors. Eventually, these actions will pay dividends as the economy returns to a robust state. Many of our companies have certainly been tested, and I am very satisfied with the response of their management teams.

One such example is Bank of New York, a longtime holding that has struggled in 2001. In addition to its focus on trust management and back-office services for the securities industry, the company has emerged as the source foreign firms turn to when seeking to raise dollar-denominated capital. A worldwide falloff in trading activity hurt its bottom line through the second half of the year, but its recurring-fee and high-margin businesses continue to perform well.

Southwest Airlines also posted losses, primarily due to the aftershocks of the events of September 11. However, in the new, more challenging air travel market, we believe the operators with the best strategy and lowest cost will thrive. Not only does Southwest offer low airfares, which have become increasingly attractive to business travelers, but it is also in a position to expand into markets where airports are apprehensive about major carriers pulling out to cut costs. Although volumes may moderate over the next 12 months, I believe the company is poised for solid growth.

Elsewhere, we were extremely disappointed in energy trader Enron, which declared bankruptcy in the fourth quarter. It was a great company with a great franchise that clearly chose the wrong method of financing its growth. Fortunately, we took significant profits when the stock's price was peaking, so our exposure was limited as Enron headed toward bankruptcy.

Meanwhile, as the year came to a close, some of our holdings joined in the market rally and reversed losses, including electronic circuit manufacturer Maxim Integrated Products. The chip sector tends to lead the technology industry out of slumps, but our interest in Maxim extends beyond processors for personal computers. Maxim produces circuitry for a variety of markets, including communications, industrial and data processing, each of which requires specialized functions and therefore is not as susceptible to mass-market price pressures.

Looking ahead, some signs of optimism have emerged as investors are considering the next few quarters and have concluded that the worst is most likely behind us. However, it is impossible to know how a recovery will evolve. Lacking the ability to predict the market's direction, we will remain focused on finding leading companies run by top-notch managers who are focused on allocating capital efficiently and increasing long-term shareholder value. We strongly believe this strategy will once again deliver the results you expect.

Thank you for your continued investment in Janus Aspen Growth Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              96.6%                93.6%
  Foreign                                              9.7%                 8.2%
  Europe                                               2.6%                 4.8%
Top 10 Equities                                       38.8%                37.9%
Number of Stocks                                        102                   88
Cash and Cash Equivalents                              3.4%                 6.4%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

2 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------

Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                (24.73)%
  5 Year                                                                   9.05%
  From Inception                                                          11.83%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  5 Year                                                                  10.70%
  From Inception Date of Institutional Shares                             13.70%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (24.90)%
  5 Year                                                                   8.75%
  From Portfolio Inception                                                11.49%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Growth Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Growth Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 13, 1993, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Growth Portfolio - Institutional Shares ($25,294) as compared to the S&P 500 Index ($29,032).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (24.73)%
Five Year, 9.05%
Since 9/13/93,* 11.83%

Janus Aspen Growth Portfolio
- Institutional Shares - $25,294

S&P 500 INDEX - $29,032

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Common Stock - 96.6%
Advertising Sales - 0.4%
     279,865    Lamar Advertising Co.* ......................    $   11,849,484

Aerospace and Defense - 4.8%
   1,887,575    Boeing Co. ..................................        73,200,158
     491,770    General Dynamics Corp. ......................        39,164,563
     383,645    Lockheed Martin Corp. .......................        17,904,712

                                                                    130,269,433

Airlines - 1.1%
     501,135    Ryanair Holdings PLC (ADR)*,** ..............        16,061,377
     676,830    Southwest Airlines Co. ......................        12,507,818

                                                                     28,569,195

Applications Software - 0.8%
     307,440    Microsoft Corp.* ............................        20,374,049

Beverages - Non-Alcoholic - 1.4%
     791,935    Coca-Cola Co. ...............................        37,339,735

Broadcast Services and Programming - 1.8%
     987,963    Clear Channel Communications, Inc.* .........        50,297,196

Cable Television - 6.8%
     580,190    Charter Communications, Inc. - Class A* .....         9,532,522
   4,288,997    Comcast Corp. - Special Class A* ............       154,403,892
     527,995    Cox Communications, Inc. - Class A* .........        22,128,270

                                                                    186,064,684

Casino Hotels - 0.5%
   1,563,897    Park Place Entertainment Corp.* .............        14,340,935

Chemicals - Specialty - 0.7%
      87,745    Ecolab, Inc. ................................         3,531,736
     357,655    Sigma-Aldrich Corp. .........................        14,095,184

                                                                     17,626,920

Commercial Banks - 0.4%
     147,820    M&T Bank Corp. ..............................        10,768,687

Commercial Services - 0.1%
      87,011    Arbitron, Inc.* .............................         2,971,426

Commercial Services - Financial - 0.9%
     719,342    Paychex, Inc. ...............................        25,069,069

Computer Services - 0.4%
     525,755    Ceridian Corp.* .............................         9,857,906

Computers - Memory Devices - 0.2%
     137,805    VERITAS Software Corp.* .....................         6,176,420

Containers - Paper and Plastic - 0.2%
      89,205    Bemis Company, Inc. .........................         4,387,102

Cosmetics and Toiletries - 4.0%
   1,439,228    Colgate-Palmolive Co. .......................        83,115,417
     319,103    Procter & Gamble Co. ........................        25,250,620

                                                                    108,366,037

Data Processing and Management - 1.6%
     225,370    Automatic Data Processing, Inc. .............        13,274,293
     508,015    Fiserv, Inc.* ...............................        21,499,195
     177,195    SEI Investments Co. .........................         7,993,266

                                                                     42,766,754



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                        JANUS ASPEN SERIES / DECEMBER 31, 2001 3

JANUS ASPEN GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Diversified Operations - 6.9%
     224,370    ARAMARK Corp. - Class B* ....................    $    6,035,553
     658,256    Bombardier, Inc. - Class B ..................         6,804,170
   1,805,720    Cendant Corp.* ..............................        35,410,169
   1,003,438    General Electric Co. ........................        40,217,795
     506,335    Honeywell International, Inc. ...............        17,124,250
     125,315    Illinois Tool Works, Inc. ...................         8,486,332
     162,575    Minnesota Mining and Manufacturing Co. ......        19,217,991
     949,280    Tyco International, Ltd. ....................        55,912,592

                                                                    189,208,852

E-Commerce/Services - 0.4%
     181,597    eBay, Inc.* .................................        12,148,839

Electronic Components - Semiconductors - 0.7%
     224,830    National Semiconductor Corp.* ...............         6,922,516
     196,670    NVIDIA Corp.* ...............................        13,157,223

                                                                     20,079,739

Fiduciary Banks - 3.8%
   1,695,996    Bank of New York Company, Inc. ..............        69,196,637
     555,277    Northern Trust Corp. ........................        33,438,781

                                                                    102,635,418

Finance - Investment Bankers/Brokers - 1.7%
     289,205    Goldman Sachs Group, Inc. ...................        26,823,764
     372,454    Merrill Lynch & Company, Inc. ...............        19,412,302

                                                                     46,236,066

Financial Guarantee Insurance - 2.0%
     720,185    MGIC Investment Corp. .......................        44,449,818
     156,200    PMI Group, Inc. .............................        10,466,962

                                                                     54,916,780

Food - Diversified - 0.3%
     178,135    General Mills, Inc. .........................         9,264,801

Food - Retail - 0.5%
     340,955    Safeway, Inc.* ..............................        14,234,871

Food - Wholesale/Distribution - 0.6%
     583,610    SYSCO Corp. .................................        15,302,254

Hospital Beds and Equipment - 0.1%
      28,090    Hillenbrand Industries, Inc. ................         1,552,534

Hotels and Motels - 0.5%
     434,640    Starwood Hotels and Resorts
                   Worldwide, Inc. ..........................        12,974,004

Human Resources - 0.3%
     253,675    Robert Half International, Inc.* ............         6,773,122

Identification Systems and Devices - 0.5%
     897,134    Symbol Technologies, Inc. ...................        14,246,488

Instruments - Scientific - 1.9%
   1,071,413    Dionex Corp.* ...............................        27,331,746
     241,385    Millipore Corp. .............................        14,652,069
     288,605    PerkinElmer, Inc. ...........................        10,106,947

                                                                     52,090,762

Internet Brokers - 1.9%
   3,283,021    Charles Schwab Corp. ........................        50,788,335

Life and Health Insurance - 2.3%
     942,395    AFLAC, Inc. .................................        23,145,221
     175,585    Principal Financial Group, Inc.* ............         4,214,040
     726,380    StanCorp Financial Group, Inc. ..............        34,321,455

                                                                     61,680,716

Medical - Biomedical and Genetic - 0.6%
     287,251    Genentech, Inc.* ............................    $   15,583,367

Medical - Drugs - 0.9%
     204,555    American Home Products Corp. ................        12,551,495
     297,140    Pfizer, Inc. ................................        11,841,029

                                                                     24,392,524

Medical - Hospitals - 2.5%
   1,179,370    Tenet Healthcare Corp.* .....................        69,252,606

Medical - Outpatient and Home Medical Care - 0.3%
     368,790    Apria Healthcare Group, Inc.* ...............         9,216,062

Medical Instruments - 0.8%
     485,290    Apogent Technologies, Inc.* .................        12,520,482
      86,745    Biomet, Inc. ................................         2,680,421
      89,050    St. Jude Medical, Inc.* .....................         6,914,733

                                                                     22,115,636

Medical Products - 1.3%
     496,610    Becton, Dickinson and Co. ...................        16,462,622
     222,295    Stryker Corp. ...............................        12,975,359
       9,411    Synthes-Stratec, Inc. .......................         6,552,540

                                                                     35,990,521

Metal Processors and Fabricators - 0.2%
     179,575    Precision Castparts Corp. ...................         5,072,994

Miscellaneous  Distribution and Wholesale - 0.1%
      44,675    W.W. Grainger, Inc. .........................         2,144,400

Multi-Line Insurance - 1.8%
     638,605    Allstate Corp. ..............................        21,520,988
     151,405    American International Group, Inc. ..........        12,021,557
     177,140    HCC Insurance Holdings, Inc. ................         4,880,207
     220,430    PartnerRe, Ltd. .............................        11,903,220

                                                                     50,325,972

Multimedia - 12.7%
   6,749,958    AOL Time Warner, Inc.* ......................       216,673,652
   2,771,289    Viacom, Inc. - Class B* .....................       122,352,409
     377,220    Walt Disney Co. .............................         7,815,998

                                                                    346,842,059

Networking Products - 1.2%
   1,849,929    Cisco Systems, Inc.* ........................        33,502,214

Property and Casualty Insurance - 3.3%
   1,026,265    ACE, Ltd. ...................................        41,204,540
     133,405    W. R. Berkley Corp. .........................         7,163,849
     455,570    XL Capital, Ltd. - Class A ..................        41,620,875

                                                                     89,989,264

Radio - 0%
       2,160    Hispanic Broadcasting Corp.* ................            55,080

Reinsurance - 1.5%
       7,760    Berkshire Hathaway, Inc. - Class B* .........        19,594,000
     172,865    Everest Re Group, Ltd. ......................        12,221,556
     106,690    RenaissanceRe Holdings, Ltd. ................        10,178,226

                                                                     41,993,782

Retail - Discount - 0.5%
     287,344    Costco Wholesale Corp.* .....................        12,752,327

Retail - Drug Store - 1.9%
   1,569,820    Walgreen Co. ................................        52,840,141

SEE NOTES TO SCHEDULES OF INVESTMENTS.

4 JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Semiconductor Components/Integrated Circuits - 8.0%
     206,867    Integrated Device Technology, Inc.* .........    $    5,500,594
   2,674,080    Linear Technology Corp. .....................       104,396,083
   2,073,601    Maxim Integrated Products, Inc.* ............       108,884,789

                                                                    218,781,466

Semiconductor Equipment - 2.2%
     868,830    Applied Materials, Inc.* ....................        34,840,083
     211,300    KLA-Tencor Corp.* ...........................        10,472,028
     281,500    Mykrolis Corp.* .............................         4,504,000
     270,930    Novellus Systems, Inc.* .....................        10,688,189

                                                                     60,504,300

Telecommunication Equipment - 1.8%
     169,341    Nokia Oyj** .................................         4,366,507
   1,824,135    Nokia Oyj (ADR)** ...........................        44,746,032

                                                                     49,112,539

Television - 1.8%
   1,230,691    Univision Communications, Inc. - Class A* ...        49,793,758

Tools - Hand Held - 0.6%
     358,520    Stanley Works Co. ...........................        16,696,276

Transportation - Railroad - 0.5%
     106,699    Canadian National Railway Co. ...............         5,126,867
     171,550    Canadian National Railway Co.
                   - New York Shares ........................         8,282,434

                                                                     13,409,301

Transportation - Services - 1.6%
     170,355    Expeditors International of Washington, Inc..         9,701,717
     627,755    United Parcel Service, Inc. - Class B .......        34,212,647

                                                                     43,914,364

Total Common Stock (cost $2,584,055,432) ....................     2,635,509,566

Short-Term Corporate Note - 1.4%
                Citicorp
$ 37,000,000       1.70%, 1/2/02
                   (amortized cost $36,998,253) .............        36,998,253

Time Deposit - 2.1%
                State Street Bank and Trust Co.
  57,600,000       1.65%, 1/2/02
                   (cost $57,600,000) .......................        57,600,000

Total Investments (total cost $2,678,653,685) - 100.1% ......     2,730,107,819

Liabilities, net of Cash, Receivables and Other Assets - (0.1%)      (2,142,139)

Net Assets - 100% ...........................................    $2,727,965,680



SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bermuda                                              6.3%         $  173,041,009
Canada                                               0.8%             20,213,471
Finland                                              1.8%             49,112,539
Ireland                                              0.6%             16,061,377
Switzerland                                          0.2%              6,552,540
United States++                                     90.3%          2,465,126,883
--------------------------------------------------------------------------------
Total                                              100.0%         $2,730,107,819



++INCLUDES SHORT-TERM SECURITIES (86.8% EXCLUDING SHORT-TERM SECURITIES)

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001



Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
Euro 4/26/02                     12,900,000      $   11,434,830   $       13,547
Euro 5/10/02                        500,000             443,022            2,303
--------------------------------------------------------------------------------
Total                                            $   11,877,852   $       15,850



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                        JANUS ASPEN SERIES / DECEMBER 31, 2001 5

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

[PHOTO]
Jim Goff
portfolio manager

For the year ended December 31, 2001, Janus Aspen Aggressive Growth Portfolio declined 39.45% for its Institutional Shares and 39.59% for its Service Shares. This compares with a 0.62% loss in the S&P MidCap 400 Index.(1)

There is no question this year's performance, even within the context of a very difficult market environment, has been unacceptable to me. Despite the negative performance, however, we have taken some comfort in the fact that the vast majority of our companies continued to execute extremely well. In fact, most of our holdings met or exceeded our original earnings expectations throughout the latter part of the year in spite of the fundamental changes brought on by an economic recession and the events of September 11.

The attacks affected us all in a profound way. Their impact on the economy, the markets and individual companies was equally severe. Although the relentless profit warnings, rising unemployment and diminished capital spending left little doubt that the U.S. economy was already weak, the disaster pushed the financial markets down even further. However, as uncertainty surrounding the U.S. response faded and the Federal Reserve continued its aggressive easing of short-term interest rates, major market indices rebounded above pre-attack levels. Although investors eyed a recovery at year-end and bid stocks upward, news on the economic front remains mixed at best, and the verdict is still out as to when we'll see renewed and sustainable growth.

With that said, over the past year we've modified the growth criteria used when selecting companies for the Portfolio. Previously, a company had to be capable of 20% annual earnings growth to be considered for inclusion. I have since lowered that "hurdle rate" down to 15% for two reasons: First, the current economic environment has made it exceedingly difficult to find individual mid-cap companies capable of generating that kind of growth. Second, I realized that the 20% hurdle rate did not allow us to maintain sufficient balance in the Portfolio, which led to much higher volatility than I would like to see.

I have also cast a much wider valuation net, spending far more time looking at historical ranges and other analyses, such as price-earnings relative to growth and discounted cash flow, than I have in the past. As mentioned earlier, this should also allow us to maintain better balance in the Portfolio, while providing a cushion during uncertain times.

In another development intended to restore performance, we've renewed our emphasis on new idea generation. That is, we are directing more of our efforts to finding new investments across a broad range of industries and themes. Many of our current holdings are a direct result of this effort, including energy service provider Kinder Morgan, transaction processing concern Concord EFS and advanced graphics chip-maker NVIDIA.

However, we still remain committed to some of our longer-term holdings - one such position being cellular tower operator Crown Castle. Despite current weakness in the telecommunications sector, Crown has continued to show steady gains from a revenue standpoint as well as on an operating basis. Beyond that, the company should benefit from future catalysts we see for the industry as a whole.

For most of the year, our healthcare positions posted solid returns as investors placed increasing value on the stability they provide during uncertain times. Community Health Care, a rural hospital operator, has been capitalizing on a favorable competitive environment as well as its pricing leverage with managed care companies. Unfortunately, our gains eroded somewhat in the healthcare area as investors rotated out of defensive issues into higher-growth technology names late in the period.

Going forward, the economic uncertainty that has pressured stocks for much of the last two years will take some time to fully resolve itself. However, given our transition to steadier, more consistent growth names, we believe the Portfolio is well-positioned regardless of the economic climate. While periods such as this are difficult to navigate, we look forward to the coming months with a growing sense of optimism, believing that today's unsettled markets have created an enormous number of compelling long-term opportunities.

This is my last letter to you as manager of this Portfolio. As of February 1, 2002, I'll assume the role of Director of Research at Janus. So that I can focus all my attention on this position, Jonathan Coleman, a long-time member of the Janus investment team, will assume my portfolio management responsibilities. He and I will be working closely together, as we have for many years, to assure a smooth transition.

Thank you for your investment in Janus Aspen Aggressive Growth Portfolio.

Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              90.8%                94.1%
  Foreign                                              2.5%                 1.3%
Top 10 Equities                                       32.5%                43.2%
Number of Stocks                                         70                   59
Cash and Cash Equivalents                              9.2%                 5.9%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

6 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------

Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                (39.45)%
  5 Year                                                                   7.08%
  From Inception                                                          12.51%
--------------------------------------------------------------------------------

S&P MidCap 400 Index
  1 Year                                                                 (0.62)%
  5 Year                                                                  16.11%
  From Inception Date of Institutional Shares                             15.59%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (39.59)%
  5 Year                                                                   6.79%
  From Portfolio Inception                                                12.22%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector.

Aggressive funds may be subject to greater price volatility.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P MidCap 400 Index is an index of 400 US corporations of medium capitalization. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Aggressive Growth Portfolio - Institutional Shares and the S&P MidCap 400 Index. Janus Aspen Aggressive Growth Portfolio - Institutional Shares is represented by a shaded area of green. The S&P MidCap 400 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 13, 1993, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Aggressive Growth Portfolio - Institutional Shares ($26,602) as compared to the S&P MidCap 400 Index ($33,274).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (39.45)%
Five Year, 7.08%
Since 9/13/93,* 12.51%

Janus Aspen Aggressive Growth
Portfolio - Institutional Shares
- $26,602

S&P MidCap 400 Index
- $33,274

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS


SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Common Stock - 90.8%
Advertising Sales - 1.9%

   1,043,473    Lamar Advertising Co.* ......................    $   44,180,647

Airlines - 1.2%
   1,519,005    Southwest Airlines Co. ......................        28,071,212



Broadcast Services and Programming - 0.6%
     929,080    Liberty Media Corp. - Class A* ..............        13,007,120

Cable Television - 2.1%
   2,875,030    Charter Communications, Inc. - Class A* .....        47,236,743

Cellular Telecommunications - 1.5%


   1,187,704    Western Wireless Corp. - Class A* ...........        33,552,638

Commercial Banks - 0.8%
     461,710    National Commerce Financial Corp. ...........        11,681,263
     182,975    North Fork Bancorporation, Inc. .............         5,853,370

                                                                     17,534,633

Commercial Services - 0.3%
     294,420    Plexus Corp.* ...............................         7,819,795

Commercial Services - Financial - 7.4%
     251,130    Certegy, Inc.* ..............................         8,593,669
   2,064,755    Concord EFS, Inc.* ..........................        67,682,669
     459,900    Moody's Corp. ...............................        18,331,614
   2,080,583    Paychex, Inc. ...............................        72,508,318

                                                                    167,116,270

Computer Services - 0.6%
     133,115    Affiliated Computer Services, Inc.* .........      $ 14,127,495

Computers - Integrated Systems - 0.2%
     167,625    Brocade Communications Systems, Inc.* .......         5,551,740

Diversified Operations - 2.0%
   2,352,610    Cendant Corp.* ..............................        46,134,682

Drug Delivery Systems - 2.4%
     788,937    Andrx Group, Inc.* ..........................        55,549,054

E-Commerce/Services - 4.7%
   1,164,740    eBay, Inc.* .................................        77,921,106
     679,538    TMP Worldwide, Inc.* ........................        29,152,180

                                                                    107,073,286

Electronic Components - Semiconductors - 6.5%
   2,848,849    Cree, Inc.* .................................        83,927,091
     925,145    NVIDIA Corp.* ...............................        61,892,200

                                                                    145,819,291

Electronic Design Automation - 0.5%
     526,180    Cadence Design Systems, Inc.* ...............        11,533,866

Entertainment Software - 1.9%
     709,445    Electronic Arts, Inc.* ......................        42,531,228

Fiduciary Banks - 1.3%
     483,880    Northern Trust Corp. ........................        29,139,254

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                        JANUS ASPEN SERIES / DECEMBER 31, 2001 7

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Financial Guarantee Insurance - 1.0%
     370,505    MGIC Investment Corp. .......................    $   22,867,569

Hotels and Motels - 0.4%
     288,425    Starwood Hotels and Resorts
                   Worldwide, Inc. ..........................         8,609,486

Identification Systems and Devices - 0.4%
     580,310    Symbol Technologies, Inc. ...................         9,215,323

Internet Brokers - 1.4%
     927,860    Charles Schwab Corp. ........................        14,353,994
   1,713,990    E*TRADE Group, Inc.* ........................        17,568,397

                                                                     31,922,391

Life and Health Insurance - 1.1%
   1,027,210    AFLAC, Inc. .................................        25,228,278

Medical - Biomedical and Genetic - 8.7%
     567,905    CuraGen Corp.* ..............................        12,704,035
   1,055,520    Enzon, Inc.* ................................        59,404,666
   1,738,773    Human Genome Sciences, Inc.* ................        58,631,426
     561,450    Invitrogen Corp.* ...........................        34,770,598
   1,329,640    Millennium Pharmaceuticals, Inc.* ...........        32,589,476

                                                                    198,100,201

Medical - Drugs - 3.7%
     294,760    Forest Laboratories, Inc.* ..................        24,155,582
     676,107    King Pharmaceuticals, Inc.* .................        28,484,388
     558,747    Sepracor, Inc.* .............................        31,882,104

                                                                     84,522,074

Medical - Hospitals - 2.2%
     605,870    Community Health Care Corp.* ................        15,449,685
   1,856,265    Health Management Associates, Inc.
                   - Class A* ...............................        34,155,276

                                                                     49,604,961

Medical Instruments - 2.9%
     729,290    Apogent Technologies, Inc.* .................        18,815,682
      12,325    Biomet, Inc. ................................           380,842
     592,165    St. Jude Medical, Inc.* .....................        45,981,612

                                                                     65,178,136

Medical Labs and Testing Services - 3.2%
     540,215    Laboratory Corporation of
                   America Holdings* ........................        43,676,383
     417,130    Quest Diagnostics, Inc.* ....................        29,912,392

                                                                     73,588,775

Medical Nursing Home - 0.4%
     363,615    Manor Care, Inc.* ...........................         8,621,312

Medical Products - 1.4%
     548,310    Stryker Corp. ...............................        32,004,855

Miscellaneous Distribution/Wholesale - 0.1%

      33,745    Fastenal Co. ................................         2,241,680

Oil - Field Services - 2.4%
   1,281,436    Hanover Compressor Co.* .....................        32,369,073
     896,250    Hanover Compressor Co.*,ss. .................        22,639,275

                                                                     55,008,348

Oil Companies - Exploration and Production - 1.0%
     583,615    EOG Resources, Inc. .........................        22,825,183

Oil Field Machinery and Equipment - 0.4%
     341,125    Universal Compression Holdings, Inc.* .......        10,059,776

Pipelines - 4.2%
   1,725,940    Kinder Morgan, Inc. .........................    $   96,117,599

Property and Casualty Insurance - 1.2%
     168,445    W. R. Berkley Corp. .........................         9,045,497
     210,895    XL Capital, Ltd. - Class A ..................        19,267,367

                                                                     28,312,864

Radio - 1.7%
     457,666    Cox Radio, Inc. - Class A* ..................        11,661,330
     256,046    Entercom Communications Corp.* ..............        12,802,300
     538,057    Hispanic Broadcasting Corp.* ................        13,720,453

                                                                     38,184,083

Reinsurance - 3.2%
      18,465    Berkshire Hathaway, Inc. - Class B* .........        46,624,125
     180,045    Everest Re Group, Ltd. ......................        12,729,181
     133,155    RenaissanceRe Holdings, Ltd. ................        12,702,987

                                                                     72,056,293

Satellite Telecommunications - 1.3%
   1,079,125    EchoStar Communications Corp.* ..............        29,643,564

Schools - 3.7%
   1,868,546    Apollo Group, Inc. - Class A* ...............        84,103,255

Semiconductor Components/Integrated Circuits - 1.9%
   1,657,600    Integrated Device Technology, Inc.* .........        44,075,584

Telecommunication Equipment - Fiber Optics - 0.4%
     659,370    CIENA Corp.* ................................         9,435,585

Telecommunication Services - 0.5%
     334,130    Amdocs, Ltd.* ...............................        11,350,396

Therapeutics - 2.0%
     700,512    Abgenix, Inc.* ..............................        23,565,224
   1,159,008    Medarex, Inc.* ..............................        20,815,784

                                                                     44,381,008

Transportation - Services - 0.2%
      72,405    Expeditors International of Washington, Inc.          4,123,465

Wireless Equipment - 3.9%
   7,148,781    Crown Castle International Corp.* ...........        76,348,981
     874,365    SBA Communications Corp.* ...................        11,384,232

                                                                     87,733,213

Total Common Stock (cost $2,142,501,856) ....................     2,065,094,211

Short-Term Corporate Notes - 4.6%
                Citicorp
$100,000,000       1.70%, 1/2/02 ............................        99,995,278
                Tyco Capital Corp.
   5,700,000       1.78%, 1/2/02 ............................         5,699,718

Total Short-Term Corporate Notes
   (amortized cost $105,694,996) ............................       105,694,996

Time Deposits - 5.5%
                Societe Generale, New York
  31,300,000       1.625%, 1/2/02 ...........................        31,300,000
                State Street Bank and Trust Co.
  94,300,000       1.65%, 1/2/02 ............................        94,300,000

Total Time Deposits (cost $125,600,000) .....................       125,600,000

SEE NOTES TO SCHEDULES OF INVESTMENTS.

8  JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
U.S. Government Agency - 0.9%
                Federal Home Loan Bank System
$ 20,000,000       1.95%, 5/1/02 (cost $19,870,000) .........    $   19,875,000

Total Investments (total cost $2,393,666,852) - 101.8% ......     2,316,264,207

Liabilities, net of Cash, Receivables and Other Assets - (1.8%)     (41,875,339)

Net Assets - 100% ...........................................    $2,274,388,868




SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001


Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bermuda                                              1.9%         $   44,699,535
United Kingdom                                       0.5%             11,350,396
United States++                                     97.6%          2,260,214,276
--------------------------------------------------------------------------------
Total                                              100.0%         $2,316,264,207



++INCLUDES SHORT-TERM SECURITIES (86.7% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                        JANUS ASPEN SERIES / DECEMBER 31, 2001 9

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

[PHOTO]
Scott Schoelzel
portfolio manager

For the 12 months ended December 31, 2001, Janus Aspen Capital Appreciation Portfolio declined 21.67% for its Institutional Shares and 21.83% for its Service Shares. This compares with the 11.88% loss posted by its benchmark, the S&P 500 Index.(1)

Despite some very aggressive actions taken by the Federal Reserve, business conditions continued to deteriorate virtually across the board during the year. Testament to this is the fact that nearly every company with whom we have met these past few months has expressed genuine concern about the short- to medium-term health of its business.

In response to this fading picture, early in the year we reduced some positions and sold others entirely - in some cases before they moved significantly lower. That said, we built a substantial cash position through the summer, which should be looked upon more as a residual of our investment process rather than some broad macroeconomic call on the market. We simply couldn't find many companies with genuinely improving fundamentals at compelling valuations.

The tragic events of September 11 sent the markets reeling. We entered that first day of trading after the attacks with nearly 24% of the Portfolio in cash. Although economic conditions were chaotic, we felt that many valuations were, for the first time in a long while, just too compelling to pass up.

We focused on those companies we believed were the undisputed market leaders in their respective industries with the balance sheets, financial resources and the management depth to get them through these unnerving times. We either bought or added significantly to our positions in Pfizer, Microsoft, Home Depot, Exxon Mobil and QUALCOMM. We concentrated our investments on companies that have truly exceptional cash-generating capabilities and that are using that cash to not only build their businesses but to aggressively buy back their own shares.

In the financial realm, we introduced positions in national powerhouses Bank of America and J.P. Morgan Chase, which offer stable, high-cash-generative business models. Bank of America is especially flush in leadership talent, which is fostering a productive, seamless dovetail with the former Nations Bank franchise. We added significantly to our holdings in Citigroup, as the stock, in our view, was trading at some of the best valuations in nearly four years and demonstrated a solid balance sheet with an aggressive stock repurchase effort.

Our media investments offered mixed results. AOL Time Warner, the Portfolio's largest stock holding, is a top player in a stubbornly fickle media and entertainment environment. We trimmed the position to buffer the impact of a small slide, but remain a big believer in its content and subscription-based business model.

Although we were disappointed by Exxon Mobil, we added to this undervalued position on the downturn. We feel the company was merely caught in the near-term collateral damage from the Enron meltdown and an unusually mild winter's drag on fuel prices. We also lost ground with General Dynamics, which we slowly acquired believing that defense spending would be much greater than it has been.

We trimmed a little of our General Electric position, which offered a modest return. GE remains a top-notch holding with numerous long- and short-term profit centers and a new president, Jeff Immelt, who is already making a positive contribution on the heels of the much-revered Jack Welch.

Though we have increased our invested position substantially, we remain cautious. The economic dislocations in the months ahead may still be swift and unforgiving. The consumer is highly leveraged, there remains a tremendous amount of excess capacity and inventory in virtually every industry, and it remains to be seen whether one of the longest expansions in history can be followed by one of the shallowest recessions. I am confident that our hard work, patience and persistence will eventually be rewarded.

Thank you for your continued confidence and investment in Janus Aspen Capital Appreciation Portfolio.


Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              80.2%                58.2%
  Foreign                                              8.9%                 9.5%
  Europe                                               5.6%                 2.7%
Top 10 Equities                                       47.0%                35.6%
Number of Stocks                                         28                   27
Cash and Cash Equivalents                             19.8%                41.8%
--------------------------------------------------------------------------------


(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

10 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/97)

  1 Year                                                                (21.67)%
  From Inception                                                          17.73%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Inception of Institutional Shares                                   9.51%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (21.83)%
  From Portfolio Inception                                                17.28%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Concentration may lead to greater price volatility.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Capital Appreciation Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Capital Appreciation Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 1997, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Capital Appreciation Portfolio - Institutional Shares ($21,422) as compared to the S&P 500 Index ($15,279).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (21.67)%
Since 5/1/97,* 17.73%

Janus Aspen Capital Appreciation Portfolio - Institutional Shares
- $21,422

S&P 500 Index
- $15,279

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Common Stock - 80.2%
Aerospace and Defense - 1.7%

     269,845    General Dynamics Corp. ......................    $   21,490,456

Applications Software - 1.8%
     218,535    Microsoft Corp.* ............................        14,482,314
     311,490    Siebel Systems, Inc.* .......................         8,715,490

                                                                     23,197,804

Diversified Financial Services - 5.9%
   1,489,055    Citigroup, Inc. .............................        75,167,496

Diversified Operations - 9.0%
     914,208    General Electric Co. ........................        36,641,457
     655,155    Minnesota Mining and Manufacturing Co. ......        77,445,873

                                                                    114,087,330

Electronic Components - 3.3%
   1,765,157    Flextronics International, Ltd.* ............        42,346,116

Entertainment Software - 2.9%
     615,300    Electronic Arts, Inc.* ......................        36,887,235

Finance - Investment Bankers/Brokers - 7.3%
     704,380    Goldman Sachs Group, Inc. ...................        65,331,245
     524,309    Merrill Lynch & Company, Inc. ...............        27,326,985

                                                                     92,658,230

Medical - Drugs - 4.5%
     833,725    AstraZeneca Group PLC (ADR) .................        38,851,585
     452,547    Pfizer, Inc. ................................        18,033,998

                                                                     56,885,583

Medical - HMO - 5.7%
     272,495    Oxford Health Plans, Inc.* ..................    $    8,212,999
     907,705    UnitedHealth Group, Inc. ....................        64,238,283

                                                                     72,451,282

Medical Instruments - 4.9%
   1,221,405    Medtronic, Inc. .............................        62,548,150

Money Center Banks - 5.4%
     864,335    Bank of America Corp. .......................        54,409,888
     387,450    J.P. Morgan Chase & Co. .....................        14,083,808

                                                                     68,493,696

Multimedia - 5.5%
   1,973,967    AOL Time Warner, Inc.* ......................        63,364,341
     344,795    Walt Disney Co. .............................         7,144,152

                                                                     70,508,493

Oil Companies - Exploration and Production - 2.9%
     661,215    Anadarko Petroleum Corp. ....................        37,590,073

Oil Companies - Integrated - 3.1%
   1,002,050    Exxon Mobil Corp. ...........................        39,380,565

Retail - Building Products - 2.9%
     734,648    Home Depot, Inc. ............................        37,474,394

Retail - Regional Department Stores - 0.7%
     127,930    Kohl's Corp.* ...............................         9,011,389

Satellite Telecommunications - 0.8%
     383,398    EchoStar Communications Corp.* ..............        10,531,943

Super-Regional Banks - 4.3%
   1,254,890    Wells Fargo & Co. ...........................        54,524,971

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 11

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Telecommunication Equipment - 4.6%
   1,329,562    Nokia Oyj (ADR) .............................    $   32,614,156
     523,570    QUALCOMM, Inc.* .............................        26,440,285

                                                                     59,054,441

Transportation - Services - 3.0%
     698,315    United Parcel Service, Inc. - Class B .......        38,058,168

Total Common Stock (cost $1,094,211,443) ....................     1,022,347,815

Repurchase Agreement - 8.5%
$107,900,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $107,910,790
                   collateralized by $152,761,226 in
                   Collateralized Mortgage Obligations
                   2.28%-7.135%, 11/25/20-12/25/40 AAA,
                   $428,236 in U.S. Treasury Notes/Bonds,
                   0%, 2/15/18 with respective values of
                   $109,897,129 and $160,871
                   (cost $107,900,000) ......................       107,900,000

U.S. Government Agencies - 10.9%
                Fannie Mae:
  25,000,000       1.70%, 1/18/02 ...........................        24,979,931
  25,000,000       3.27%, 4/17/02 ...........................        24,875,000
                Federal Home Loan Bank System:
  25,000,000       1.65%, 1/31/02 ...........................        24,965,625
  15,000,000       1.75%, 4/15/02 ...........................        14,925,000
  20,000,000       1.95%, 5/1/02 ............................        19,875,000
                Freddie Mac
  30,000,000       1.82%, 1/29/02 ...........................        29,957,533

Total U.S. Government Agencies (cost $139,456,179) ..........       139,578,089

Total Investments (total cost $1,341,567,622) - 99.6% .......     1,269,825,904

Cash, Receivables and Other Assets, net of Liabilities - 0.4%         4,821,036

Net Assets - 100% ...........................................    $1,274,646,940




SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Finland                                              2.6%         $   32,614,156
Singapore                                            3.3%             42,346,116
United Kingdom                                       3.1%             38,851,585
United States++                                     91.0%          1,156,014,047
--------------------------------------------------------------------------------
Total                                              100.0%         $1,269,825,904



++INCLUDES SHORT-TERM SECURITIES (71.5% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

12 JANUS ASPEN SERIES / DECEMBER 31, 2001

                        JANUS ASPEN CORE EQUITY PORTFOLIO

[PHOTO]
Karen L. Reidy
portfolio manager

Janus Aspen Core Equity Portfolio lost 11.75% for its Institutional Shares and fell 12.04% for its Service Shares during the 12 months ended December 31, 2001, while its benchmark, the Standard & Poor's 500 Index, dropped 11.88%.(1)

In what was obviously a difficult year, the U.S. economy slowed substantially. Although the events of September 11 hastened the slide, it was under way well ahead of the terrorist attacks, as reflected in the broad-based declines in corporate profits and a lack of economic growth, which prompted leading economists to declare that a recession started in March.

After steadily retreating through the first nine months of the year, the major market indices experienced a freefall immediately following the terrorist attacks. However, a rebound quickly occurred, and the Federal Reserve's aggressive rate-cutting campaign, which lowered the overnight borrowing rate to a 40-year low of 1.75%, helped spark talk of a 2002 recovery. Such sentiment, along with optimism stemming from historically small inventories and a resilient housing market, pushed the markets well off their lows through the final months of the year.

As uncertain economic conditions have affected many companies' ability to project future earnings growth, market volatility has distorted many stock prices as well. Within this environment, we remain focused on quality companies led by management teams with the proven ability to execute on business plans and deliver returns even in difficult times.

Among the Portfolio's steady performers was longtime holding Anheuser-Busch. The world's largest brewer consistently met or exceeded expectations during 2001, even while consumer spending cooled. Supported by exceptional brand management and an effective long-range growth and acquisition strategy, the company has built a 48% market share - more than double that of its two largest competitors combined. Just as important, Anheuser-Busch has gradually boosted prices in a marketplace in which pricing power has been rare.

We've also been pleased by Minnesota Mining and Manufacturing, the diversified industrial giant more commonly known as 3M. General Electric veteran Jim McNerney assumed the CEO position on January 1, 2001, and immediately turned his attention to improving the working capital structure, shoring up cash flow and increasing the effectiveness of management. One of his first moves was altering the research and development fund allocation model to one based on profit margins instead of revenue generation, which had served as the company standard for years. By rewarding innovation, lowering costs and redesigning the incentive plan, we believe 3M stands to benefit in a number of ways when the economy recovers.

On the downside, AT&T Wireless Services has been a poor performer, despite its execution on earnings, cost reduction, churn and subscriber growth. The stock was pressured by the liquidation of a large stake held by former parent AT&T. Also negatively affecting its performance was the continuing saga surrounding the rights for a highly desirable slice of the wireless spectrum previously controlled by now-bankrupt NextWave Telecom. This bandwidth offers the capacity to roll out new functionality, but its ownership is currently mired in a controversy involving Congress. The lack of a resolution, meanwhile, has cast a pall over the sector. Nevertheless, AT&T Wireless's solid fundamentals - not to mention that our analyses suggest the company will be cash-flow positive in 2003
- has convinced us to hold on to the stock.

Delphi Automotive Systems also lagged, hit early by cutbacks in 2001 automotive production plans and later by reduced expectations for 2002. Even so, its cost-cutting measures appear to be working. Delphi is projecting an increase in net income for 2002 despite a drop in revenue, and reduced automobile inventories indicate production levels could rebound soon. Optimistic about these developments, we see considerable upside potential in the stock, so we decided to absorb its lackluster returns during the period and maintain our position.

Elsewhere, the Portfolio remains heavily weighted in the manufacturing and industrial sectors, where shrinking inventory levels and 15 consecutive months of contraction point to a recovery in the near term. Conversely, trading levels in the technology, retail and consumer products areas may have gotten ahead of themselves with the fourth-quarter rally. As we see it, a company's fundamentals must support its valuations before we invest. In the end, we would rather miss a little upside than face a large loss because a company was unable to live up to unrealistic expectations.

Thank you for investing in Janus Aspen Core Equity Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              89.2%                80.2%
  Foreign                                              6.3%                 3.2%
Top 10 Equities                                       28.0%                31.3%
Number of Stocks                                         66                   63
Cash, Cash Equivalents
  and Fixed Income Securities                         10.8%                19.8%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

Formerly, Janus Aspen Equity Income Portfolio. The Portfolio's name, investment objective, and certain investment policies changed on 7/31/01.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 13

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------

Institutional Shares (Inception Date 5/1/97)
  1 Year                                                                (11.75)%
  From Inception                                                          19.12%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Inception of Institutional Shares                                   9.51%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (12.04)%
  From Portfolio Inception                                                18.67%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Core Equity Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Core Equity Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 1997, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Core Equity Portfolio - Institutional Shares ($22,629) as compared to the S&P 500 Index ($15,280).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (11.75)%
Since 5/1/97,* 19.12%

Janus Aspen Core Equity Portfolio
- Institutional Shares
- $22,629

S&P 500 Index
- $15,280

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Common Stock - 86.2%
Advertising Sales - 1.1%
       3,535    Lamar Advertising Co.* .......................        $ 149,672

Agricultural Operations - 1.5%
       6,215    Monsanto Co. .................................          210,067

Applications Software - 1.5%
       3,140    Microsoft Corp.* .............................          208,088

Automotive - Cars and Light Trucks - 2.2%
       4,930    BMW A.G. .....................................          173,607
       2,705    General Motors Corp. .........................          131,463

                                                                        305,070

Automotive - Truck Parts and Equipment - 1.4%
      13,950    Delphi Automotive Systems Corp. ..............          190,557

Beverages - Non-Alcoholic - 0.8%
       2,145    PepsiCo, Inc. ................................          104,440

Beverages - Wine and Spirits - 1.0%
      11,487    Diageo PLC ...................................          131,289

Brewery - 2.1%
       6,299    Anheuser-Busch Companies, Inc. ...............          284,778

Broadcast Services and Programming - 0.9%
       2,505    Clear Channel Communications, Inc.* ..........          127,530

Cable Television - 0.7%
       2,563    Comcast Corp. - Special Class A* .............           92,268

Cellular Telecommunications - 2.4%
      23,021    AT&T Wireless Services, Inc.* ................        $ 330,812

Chemicals - Diversified - 1.4%
       2,710    E.I. du Pont de Nemours and Co. ..............          115,202
       5,365    Lyondell Chemical Co. ........................           76,880

                                                                        192,082

Computer Services - 2.7%
       2,965    Electronic Data Systems Corp. ................          203,251
       7,835    Perot Systems Corp.* .........................          159,991

                                                                        363,242

Computers - 2.5%
      10,960    Apple Computer, Inc.* ........................          240,024
         805    IBM Corp. ....................................           97,373

                                                                        337,397

Computers - Peripheral Equipment - 1.2%
        2,695   Lexmark International Group, Inc. - Class A*..          159,005

Cosmetics and Toiletries - 2.7%
        2,475   Kimberly-Clark Corp. .........................          148,005
        2,715   Procter & Gamble Co. .........................          214,838

                                                                        362,843

Data Processing and Management - 2.6%
        6,098   Automatic Data Processing, Inc. ..............          359,172

Diversified Financial Services - 4.7%
       12,651   Citigroup, Inc. ..............................          638,622

SEE NOTES TO SCHEDULES OF INVESTMENTS.

14 JANUS ASPEN SERIES / DECEMBER 31, 2001

                        JANUS ASPEN CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                                    MARKET VALUE
Diversified Operations - 9.3%
       9,476    General Electric Co. ...................................    $      379,798
       8,860    Honeywell International, Inc. ..........................           299,645
       1,905    Illinois Tool Works, Inc. ..............................           129,006
       3,850    Minnesota Mining and Manufacturing Co. .................           455,108

                                                                                 1,263,557

Electronic Design Automation - 1.3%
       7,877    Cadence Design Systems, Inc.* ..........................           172,664

Engineering - Research and Development - 1.2%
       4,415    Fluor Corp. ............................................           165,121

Enterprise Software/Services - 0.5%
       4,970    Oracle Corp.* ..........................................            68,636

Fiduciary Banks - 0.8%
       2,830    Bank of New York Company, Inc. .........................           115,464

Hotels and Motels - 1.2%
         835    Fairmont Hotels and Resorts, Inc.
                   - New York Shares ...................................            19,957
       4,765    Starwood Hotels and Resorts
                   Worldwide, Inc. .....................................           142,235

                                                                                   162,192

Insurance Brokers - 3.9%
       4,325    Aon Corp. ..............................................           153,624
       3,525    Marsh & McLennan Companies, Inc. .......................           378,761

                                                                                   532,385

Life and Health Insurance - 1.1%
       1,595    CIGNA Corp. ............................................           147,777

Medical - Drugs - 4.8%
       5,075    American Home Products Corp. ...........................           311,402
       1,580    Eli Lilly and Co. ......................................           124,093
       5,460    Pfizer, Inc. ...........................................           217,581

                                                                                   653,076

Medical - Hospitals - 2.1%
       4,805    Tenet Healthcare Corp.* ................................           282,150

Money Center Banks - 2.3%
       2,015    Bank of America Corp. ..................................           126,844
       5,330    J.P. Morgan Chase & Co. ................................           193,745

                                                                                   320,589

Motorcycle and Motor Scooter Manufacturing - 0.6%
       1,520    Harley-Davidson, Inc. ..................................            82,551

Multi-Line Insurance - 2.3%
       3,923    American International Group, Inc. .....................           311,486

Multimedia - 5.2%
       3,930    Entravision Communications Corp.* ......................            46,963
       1,965    Gannett Company, Inc. ..................................           132,107
       7,822    Viacom, Inc. - Class B* ................................           345,341
       8,830    Walt Disney Co. ........................................           182,957

                                                                                   707,368

Oil Companies - Exploration and Production - 1.3%
       4,790    Burlington Resources, Inc. .............................           179,817

Oil Companies - Integrated - 1.7%
       5,770    Exxon Mobil Corp. ......................................           226,761

Property and Casualty Insurance - 2.6%
       3,785    ACE, Ltd. ..............................................           151,968
       2,245    XL Capital, Ltd. - Class A .............................           205,103

                                                                                   357,071

Radio - 0.6%
       8,020    Spanish Broadcasting System, Inc. - Class A*............     $      79,318

Reinsurance - 1.8%
          95    Berkshire Hathaway, Inc. - Class B* ....................           239,875

Retail - Discount - 1.8%
       2,360    Target Corp. ...........................................            96,878
       2,566    Wal-Mart Stores, Inc. ..................................           147,673

                                                                                   244,551

Semiconductor Components/Integrated Circuits - 2.1%
       2,903    Linear Technology Corp. ................................           113,333
       3,231    Maxim Integrated Products, Inc.* .......................           169,660

                                                                                   282,993
Super-Regional Banks - 1.2%
       7,733 U.S. Bancorp ..............................................           161,852

Telecommunication Equipment - Fiber Optics - 0.5%
       4,970    CIENA Corp.* ...........................................            71,121

Toys - 1.1%
       8,910    Mattel, Inc. ...........................................           153,252

Transportation - Services - 1.5%
       3,955    FedEx Corp.* ...........................................           205,185
------------------------------------------------------------------------------------------
Total Common Stock (cost $11,110,868) ..................................        11,733,746
------------------------------------------------------------------------------------------
Corporate Bonds - 1.6%
Brewery - 0.1%
$     15,000    Anheuser-Busch Companies, Inc., 6.00%
                   senior notes, due 4/15/11 ...........................            15,169

Broadcast Services and Programming - 0.5%
      67,000    Clear Channel Communications, Inc.
                   2.625%, convertible senior notes
                   due 4/1/03 ..........................................            68,340

Cellular Telecommunications - 0.4%
      46,000    VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ..........................            52,210

Chemicals - Diversified - 0.6%
      78,000    Lyondell Chemical Co., 9.625%
                   secured notes, due 5/1/07 ...........................            78,780
------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $215,461) ..................................           214,499
------------------------------------------------------------------------------------------
Preferred Stock - 3.0%
Automotive - Cars and Light Trucks - 1.3%
         460    Porsche A.G. ...........................................           175,707

Cable Television - 0.4%
       1,110    Cox Communications, Inc.
                   convertible, 7.00% ..................................            61,239

Electric - Integrated - 0.7%
       1,907    Reliant Energy, Inc., convertible, 2.00%
                   (AOL Time Warner, Inc.) .............................            97,257

Publishing - Newspapers - 0.6%
         896    Tribune Co., convertible, 2.00% ........................            77,791
------------------------------------------------------------------------------------------
Total Preferred Stock (cost $440,871) ..................................           411,994
------------------------------------------------------------------------------------------
U.S. Government Obligations - 0.9%
Fannie Mae:
$     55,000       4.75%, due 11/14/03 .................................            56,635
      65,000       6.625%, due 9/15/09 .................................            69,469
------------------------------------------------------------------------------------------


Total U.S. Government Obligations (cost $122,294) ......................           126,104

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 15

JANUS ASPEN CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                                   MARKET VALUE
==========================================================================================
Repurchase Agreement - 7.4%
$  1,000,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be repurchased at
                   $1,000,100 collateralized by $1,415,767 in Collateralized
                   Mortgage Obligations 2.28%-7.135%, 11/25/20-12/25/40 AAA,
                   $3,969 in U.S. Treasury Notes/Bonds, 0%, 2/15/18 with
                   respective values of $1,018,509 and $1,491
                   (cost $1,000,000) ...................................    $    1,000,000
------------------------------------------------------------------------------------------
Total Investments (total cost $12,889,494) - 99.1% .....................        13,486,343
------------------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.9%...........           118,869
------------------------------------------------------------------------------------------
Net Assets - 100% ......................................................    $   13,605,212
------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bermuda                                              2.6%         $      357,071
Canada                                               0.2%                 19,957
Germany                                              2.6%                349,314
United Kingdom                                       1.0%                131,289
United States++                                     93.6%             12,628,712
--------------------------------------------------------------------------------
Total                                              100.0%         $   13,486,343

++INCLUDES SHORT-TERM SECURITIES (86.2% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

16 JANUS ASPEN SERIES / DECEMBER 31, 2001

                         JANUS ASPEN BALANCED PORTFOLIO

[PHOTO]
Karen L. Reidy
portfolio manager

For the 12 months ended December 31, 2001, Janus Aspen Balanced Portfolio fell 4.66% for its Institutional Shares and declined 4.90% for its Service Shares. By comparison, the Standard & Poor's 500 Index, the benchmark for the equity portion of the Portfolio, lost 11.88% and the Lehman Brothers Government/Credit Index, the Portfolio's fixed-income benchmark, gained 8.50%.(1)

Amid optimism for an economic recovery in 2002, the major stock indices rallied through the final months of 2001 and erased the losses posted immediately following the September 11 terrorist attacks. Helping embolden the markets was the Federal Reserve, which cut rates 11 times during the year to trim the key overnight lending rate to 1.75%, a 40-year low.

With the Fed near the end of its aggressive rate-cutting campaign, we moved to slightly shorten the duration of our bond holdings. By investing in a healthy balance of investment-grade securities, Treasuries and mortgage-related government agency debt, we are buffering the Portfolio from significant credit risk while watching for signals the bond market sends about inflation.

As for our approach to equities, we insist on well-led, quality companies that generate improving returns even in difficult times. One such holding is Minnesota Mining and Manufacturing (3M), an industrial conglomerate run by CEO Jim McNerney, a Jack Welch protege from General Electric. McNerney took the helm on January 1, 2001, bringing a fresh perspective to an organization historically known for its entrenched, bureaucratic culture. While effectively implementing workforce and management changes in a way that has not alienated employees - I liken it to turning on an iron instead of flipping on a light switch - he has also streamlined the company's cost structure. When the economy does recover, we believe 3M will be in an even stronger position and poised to gain.

Another steady performer was the world's largest brewer, Anheuser-Busch. One of our longtime holdings, the company regularly tops performance expectations while maintaining a commanding 48% market share. As the economy slowed in 2001 and pricing power became scarce, Anheuser-Busch was able to gradually introduce price increases on its leading brands. The move resulted in revenue and profit growth while continuing to support its effective long-range growth and acquisition strategy.

Hindering the Portfolio's performance was financial services giant Citigroup. The recession hurt its corporate finance business, and the World Trade Center disaster generated a $500 million loss for its insurance unit. Consequently, the stock experienced some selling pressure. Even so, the company generates more than $1.5 billion in cash flow on a monthly basis and continues to get stronger as it diversifies its revenue stream away from volatile investment banking revenues and into consistent, predictable businesses. Through acquisitions such as Mexico's Grupo Financiero Banamex-Accival, a purchase completed during the third quarter, Citigroup is also expanding its global presence and gaining access to higher-growth markets without risking overexposure to any one country or region.

Another disappointment is Exxon Mobil as it fell in lockstep with oil prices, which hovered around $20 a barrel through the fourth quarter after spending most of the year near $26 a barrel. The company has not missed its earning targets or guided down revenue expectations, but, the fact is, the stock trades very closely with the price of oil. Still, given its strong balance sheet, minimal debt and impressive cash flow, we remain steadfast in our belief in Exxon's future growth prospects.

Looking ahead, I believe many issues need to be resolved before the economy, which was showing signs of a slowdown prior to the events of September 11, regains the solid footing necessary for a recovery. Lethargic demand, soft earnings and weak earnings outlooks continued to afflict corporate America through the fourth quarter. Meanwhile, the rising toll of unemployment endangered resilient consumer confidence levels. Although manufacturing, where inventories neared historic lows, and housing, where cheap mortgage rates continued to entice consumers, offered encouraging bright spots, corporate profits remain a critical factor in any recovery, as they will likely determine how quickly a bounce in capital spending occurs.

All that said, we will maintain our focus on researching companies from the bottom up, selecting those whose returns are rising, cash flow is growing and asset prices - whether stocks or bonds - are attractive.

Thank you for investing in Janus Aspen Balanced Portfolio.

Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              47.5%                42.9%
Top 10 Equities                                       16.1%                17.3%
Number of Stocks                                         66                   63
Fixed Income Securities
U.S. Government Obligations                           21.5%                23.0%
Corporate Bonds/Warrants
    Investment Grade                                  18.1%                15.2%
    High-Yield/High-Risk                               1.0%                 3.0%
Preferred Stock                                        1.2%                 1.7%
Other Securities                                         --                 0.3%
Cash and Cash Equivalents                             10.7%                13.9%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 17

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                 (4.66)%
  5 Year                                                                  14.13%
  From Inception                                                          14.31%
--------------------------------------------------------------------------------

Lehman Brothers Government/Credit Index
  1 Year                                                                   8.50%
  5 Year                                                                   7.37%
  From Inception Date of Institutional Shares                              6.53%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  5 Year                                                                  10.70%
  From Inception Date of Institutional Shares                             13.70%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (4.90)%
  5 Year                                                                  14.08%
  From Portfolio Inception                                                14.31%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Due to recent market volatility, certain funds may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. S&P 500 is an index of 500 major, large-cap US corporations. Lehman Brothers Government/Credit Index is defined as an index consisting of more than 4,000 government and corporate bonds; managed by Lehman Brothers. The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Balanced Portfolio - Institutional Shares, the S&P 500 Index and the Lehman Brothers Govt./Credit Index. Janus Aspen Balanced Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The Lehman Brothers Govt./Credit Index is represented by a solid gray line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 13, 1993, through December 31, 2001. The upper and lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Balanced Portfolio - Institutional Shares ($30,349) as compared to the S&P 500 Index ($29,032) and the Lehman Brothers Govt./Credit Index ($16,903).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (4.66)%
Five Year, 14.13%
Since 9/13/93,* 14.31%

Janus Aspen Balanced Portfolio
- Institutional Shares - $30,349

S&P 500 INDEX - $29,032

Lehman Brothers Govt./
Credit Index
- $16,903

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
Common Stock - 47.5%
Agricultural Operations - 0.7%
     764,960    Monsanto Co. ..................................    $ 25,855,648

Applications Software - 0.8%
     448,210    Microsoft Corp.* ..............................      29,702,877

Automotive - Cars and Light Trucks - 1.6%
     920,609    BMW A.G. ......................................      32,418,667
     549,875    General Motors Corp. ..........................      26,723,925

                                                                     59,142,592

Automotive - Truck Parts and Equipment - 0.7%
   1,957,165    Delphi Automotive Systems Corp. ...............      26,734,874

Beverages - Non-Alcoholic - 0.7%
     551,860    PepsiCo, Inc. .................................      26,870,063

Beverages - Wine And Spirits - 0.4%
   1,384,932    Diageo PLC ....................................      15,828,884

Brewery - 1.0%
     842,309    Anheuser-Busch Companies, Inc. ................      38,080,790

Broadcast Services and Programming - 0.8%
     300,005    Clear Channel Communications, Inc.* ...........      15,273,255
     923,456    Liberty Media Corp. - Class A* ................      12,928,384

                                                                     28,201,639

Cable Television - 0.4%
     404,919     Comcast Corp. - Special Class A* .............       14,577,084

Cellular Telecommunications - 1.1%
   2,711,008    AT&T Wireless Services, Inc.* .................    $ 38,957,185

Chemicals - Diversified - 1.1%
     641,595    E.I. du Pont de Nemours and Co. ...............      27,274,203
     831,548    Lyondell Chemical Co. .........................      11,916,083

                                                                     39,190,286

Computer Services - 0.8%
     433,550    Electronic Data Systems Corp. .................      29,719,852

Computers - 1.6%
   1,228,780    Apple Computer, Inc. * ........................      26,910,282
     252,435    IBM Corp. .....................................      30,534,538

                                                                     57,444,820

Computers - Peripheral Equipment - 0.6%
     346,245    Lexmark International Group, Inc. - Class A* ..      20,428,455

Cosmetics and Toiletries - 1.4%
     328,410    Kimberly-Clark Corp. ..........................      19,638,918
     379,220    Procter & Gamble Co. ..........................      30,007,679

                                                                     49,646,597
Data Processing and Management - 1.4%
     865,559    Automatic Data Processing, Inc. ...............      50,981,425

Diversified Financial Services - 2.8%
   2,027,071    Citigroup, Inc. ...............................     102,326,544

SEE NOTES TO SCHEDULES OF INVESTMENTS.

18 JANUS ASPEN SERIES / DECEMBER 31, 2001

                         JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
Diversified Operations - 5.7%
   1,417,664    General Electric Co. ........................    $   56,819,973
   1,626,330    Honeywell International, Inc. ...............        55,002,481
     220,445    Illinois Tool Works, Inc. ...................        14,928,535
     660,535    Minnesota Mining and Manufacturing Co. ......        78,081,842

                                                                    204,832,831

Electronic Components - Semiconductors - 0.2%
     273,612    Texas Instruments, Inc. .....................         7,661,136

Electronic Design Automation - 0.6%
   1,046,127    Cadence Design Systems, Inc.* ...............        22,931,104

Engineering - Research and Development - 0.7%
     638,655    Fluor Corp. .................................        23,885,697

Enterprise Software/Services - 0.4%
     961,660    Oracle Corp.* ...............................        13,280,525

Fiduciary Banks - 0.5%
     408,420    Bank of New York Company, Inc. ..............        16,663,536

Hotels and Motels - 0.1%
     120,233    Fairmont Hotels and Resorts, Inc.
                   - New York Shares ........................         2,873,569

Insurance Brokers - 2.2%
     619,620    Aon Corp. ...................................        22,008,902
     521,835    Marsh & McLennan Companies, Inc. ............        56,071,171

                                                                     78,080,073

Life and Health Insurance - 0.7%
     285,255    CIGNA Corp. .................................        26,428,876

Medical - Drugs - 2.6%
     661,955    American Home Products Corp. ................        40,617,559
     281,415    Eli Lilly and Co. ...........................        22,102,334
     371,525    Pfizer, Inc. ................................        14,805,271
     448,130    Schering-Plough Corp. .......................        16,047,535

                                                                     93,572,699

Medical - Hospitals - 1.1%
     677,310    Tenet Healthcare Corp.* .....................        39,771,643

Money Center Banks - 1.4%
     343,740    Bank of America Corp. .......................        21,638,433
     835,710    J.P. Morgan Chase & Co. .....................        30,378,059

                                                                     52,016,492

Motorcycle and Motor Scooter Manufacturing - 0.3%
     182,343    Harley-Davidson, Inc. .......................         9,903,048

Multi-Line Insurance - 1.3%
     596,729    American International Group, Inc. ..........        47,380,283

Multimedia - 2.5%
     285,745    Gannett Company, Inc. .......................        19,210,636
   1,055,416    Viacom, Inc. - Class B* .....................        46,596,616
   1,125,835    Walt Disney Co. .............................        23,327,301

                                                                     89,134,553

Oil Companies - Exploration and Production - 1.4%
     367,310    Anadarko Petroleum Corp. ....................        20,881,573
     773,917    Burlington Resources, Inc. ..................        29,052,844

                                                                     49,934,417

Oil Companies - Integrated - 1.5%
   1,282,340    Exxon Mobil Corp. ...........................        50,395,962
     145,313    PanCanadian Energy Corp. ....................         3,759,680

                                                                     54,155,642

Property and Casualty Insurance - 1.3%
     506,835    ACE, Ltd. ...................................    $   20,349,425
     300,885    XL Capital, Ltd. - Class A ..................        27,488,854

                                                                     47,838,279

Reinsurance - 0.8%
      12,285    Berkshire Hathaway, Inc. - Class B* .........        31,019,625

Retail - Apparel and Shoe - 0.5%
   1,208,295    Gap, Inc. ...................................        16,843,632

Retail - Discount - 1.1%
     469,770    Target Corp. ................................        19,284,058
     343,625    Wal-Mart Stores, Inc. .......................        19,775,619

                                                                     39,059,677

Semiconductor Components/Integrated Circuits - 0.7%
     291,847    Linear Technology Corp. .....................        11,393,707
     299,247    Maxim Integrated Products, Inc.* ............        15,713,460

                                                                     27,107,167

Super-Regional Banks - 0.7%
   1,224,283    U.S. Bancorp ................................        25,624,243

Telecommunication Equipment - Fiber Optics - 0.4%
     908,225    CIENA Corp.* ................................        12,996,700

Transportation - Services - 0.9%
     615,845    FedEx Corp.* ................................        31,950,039
--------------------------------------------------------------------------------
Total Common Stock (cost $1,688,092,329) ....................     1,718,635,101
--------------------------------------------------------------------------------
Corporate Bonds - 19.1%
Aerospace and Defense - 0.7%
                Lockheed Martin Corp.:
$  5,790,000       7.25%, company guaranteed
                   notes, due 5/15/06 .......................         6,217,013
   6,195,000       8.20%, notes, due 12/1/09 ................         6,969,375
   9,700,000       7.65%, company guaranteed
                   notes, due 5/1/16 ........................        10,560,875

                                                                     23,747,263

Automotive -    Truck Parts and Equipment - 0.5%
  14,240,000    Delphi Automotive Systems Corp., 6.55%
                   notes, due 6/15/06 .......................        14,257,800
   5,420,000    Lear Corp., 7.96%
                   company guaranteed notes, due 5/15/05 ....         5,494,525

                                                                     19,752,325

Beverages       - Non-Alcoholic - 1.2%
                Coca-Cola Enterprises, Inc.:
   7,675,000       5.375%, notes, due 8/15/06 ...............         7,770,938
  17,173,000       7.125%, notes, due 9/30/09 ...............        18,396,576
  11,875,000       6.125%, notes, due 8/15/11 ...............        11,949,219
   4,455,000    PepsiCo, Inc., 4.50%
                   notes, due 9/15/04 .......................         4,510,688

                                                                     42,627,421

Brewery - 1.3%
                Anheuser-Busch Companies, Inc.:
   9,995,000       5.65%, notes, due 9/15/08 ................        10,182,406
   9,135,000       5.75%, notes, due 4/1/10 .................         9,123,581
  13,969,000       6.00%, senior notes, due 4/15/11 .........        14,126,151
   3,600,000       7.55%, notes, due 10/1/30 ................         4,113,000
   3,750,000       6.80%, notes, due 1/15/31 ................         3,914,063
   4,925,000       6.80%, notes, due 8/20/32 ................         5,140,469

                                                                     46,599,670



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 19

JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Broadcast Services and Programming - 0.6%
                Clear Channel Communications, Inc.:
$ 13,003,000       2.625%, convertible senior
                   notes, due 4/1/03 ........................    $   13,263,060
   9,370,000       6.00%, notes, due 11/1/06 ................         9,217,738

                                                                     22,480,798

Cable Television - 1.3%
                Cox Communications, Inc.:
   3,950,000       7.50%, notes, due 8/15/04 ................         4,216,625
   7,672,000       7.75%, notes, due 8/15/06 ................         8,237,810
                CSC Holdings, Inc.:
   7,000,000       8.125%, debentures, due 8/15/09 ..........         7,192,500
   7,170,000       7.625%, senior notes, due 4/1/11 .........         7,178,963
  18,005,000    TCI Communications, Inc., 6.375%
                   senior notes, due 5/1/03 .................        18,500,138

                                                                     45,326,036

Cellular Telecommunications - 0.6%
   8,350,000    AT&T Wireless Services, Inc., 7.35%
                   senior notes, due 3/1/06 .................         8,830,125
   2,000,000    Cingular Wireless, Inc., 5.625%
                   notes, due 12/15/06+ .....................         2,017,500
   9,940,000    VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ...............        11,281,900

                                                                     22,129,525

Chemicals - Diversified - 0.7%
  10,960,000    E.I. du Pont de Nemours and Co., 6.875%
                   notes, due 10/15/09 ......................        11,795,700
  14,933,000    Lyondell Chemical Co., 9.625%
                   secured notes, due 5/1/07 ................        15,082,330

                                                                     26,878,030

Commercial Banks - 0.1%
   5,420,000    US Bank N.A., 5.70%
                   notes, due 12/15/08 ......................         5,304,825

Computers - 0.4%
  12,723,000    Sun Microsystems, Inc., 7.65%
                   senior notes, due 8/15/09 ................        12,913,845



Cosmetics and Toiletries - 0.2%
   8,175,000    International Flavors & Fragrances, Inc. 6.45%,
                   notes, due 5/15/06 .......................         8,266,969

Diversified Financial Services - 2.6%
  11,225,000    Associates Corp. of North America, 5.75%
                   senior notes, due 11/1/03 ................        11,702,063
                Citigroup, Inc.:
   4,590,000       5.50%, notes, due 8/9/06 .................         4,653,112
  11,850,000       7.25%, subordinated notes, due 10/1/10 ...        12,694,312
   5,575,000       6.50%, notes, due 1/18/11 ................         5,735,281
                General Electric Capital Corp.:
  10,415,000       5.375%, notes, due 1/15/03 ...............        10,688,394
  20,100,000       5.375%, notes, due 4/23/04 ...............        20,853,750
  10,940,000       7.25%, notes, due 5/3/04 .................        11,801,525
  17,000,000       5.35%, notes, due 3/30/06 ................        17,297,500

                                                                     95,425,937

Diversified Operations - 0.4%
                Honeywell International, Inc.:
   8,950,000       5.125%, notes, due 11/1/06 ...............         8,826,937
   7,165,000       6.125%, notes, due 11/1/11 ...............         7,093,350

                                                                     15,920,287

Finance - Auto Loans - 0.7%
                General Motors Acceptance Corp.:
$ 15,850,000       6.75%, notes, due 12/10/02 ...............    $   16,365,125
   5,955,000       5.80%, notes, due 3/12/03 ................         6,074,100

                                                                     22,439,225

Finance - Consumer Loans - 0.6%
   8,830,000    American General Finance Corp., 5.875%
                   notes, due 7/14/06 .......................         8,962,450
                Household Finance Corp.:
   7,180,000       6.50%, notes, due 1/24/06 ................         7,359,500
   4,340,000       6.75%, notes, due 5/15/11 ................         4,312,875

                                                                     20,634,825

Finance - Credit Card - 0.4%
  12,921,000    American Express Co., 6.75%
                   senior unsubordinated notes, due 6/23/04 .        13,712,411

Finance - Investment Bankers/Brokers - 0.5%
  17,325,000    Salomon Smith Barney Holdings, Inc.
                   6.50%, notes, due 2/15/08 ................        17,974,688

Food - Diversified - 0.6%
                Kellogg Co.:
  18,100,000       5.50%, notes, due 4/1/03 .................        18,552,500
   1,800,000       7.45%, debentures, due 4/1/31 ............         1,932,750

                                                                     20,485,250

Food - Retail - 1.2%
   4,420,000    Fred Meyer, Inc., 7.45%
                   company guaranteed notes, due 3/1/08 .....         4,745,975
                Kroger Co.:
   3,960,000       7.80%, notes, due 8/15/07 ................         4,331,250
   1,780,000       7.00%, senior notes, due 5/1/18 ..........         1,768,875
   4,550,000       6.80%, notes, due 12/15/18 ...............         4,430,562
   4,580,000       7.50%, company guaranteed notes
                   due 4/1/31 ...............................         4,809,000
                Safeway, Inc.:
   3,050,000       6.85%, senior notes, due 9/15/04 .........         3,225,375
   7,750,000       6.15%, notes, due 3/1/06 .................         7,953,437
   3,350,000       6.50%, notes, due 11/15/08 ...............         3,442,125
   9,350,000       6.50%, notes, due 3/1/11 .................         9,537,000

                                                                     44,243,599

Internet Brokers - 0.3%
   9,667,000    Charles Schwab Corp., 8.05%
                   notes, due 3/1/10 ........................        10,416,193

Life and Health Insurance - 0.1%
   2,393,000    SunAmerica, Inc., 6.75%
                   notes, due 10/1/07 .......................         2,503,676

Medical - Drugs - 0.3%
   9,150,000    Pfizer, Inc., 5.625%
                   notes, due 2/1/06 ........................         9,413,062
   2,871,000    Warner-Lambert Co., 6.00%
                   notes, due 1/15/08 .......................         2,910,476

                                                                     12,323,538

Medical - HMO - 0.1%
   4,950,000    UnitedHealth Group, Inc., 7.50%
                   notes, due 11/15/05 ......................         5,265,562

Money Center Banks - 0.3%
                J.P. Morgan Chase & Co.:
   4,935,000       5.625%, notes, due 8/15/06 ...............         5,015,194
   6,620,000       6.75%, subordinated notes, due 2/1/11 ....         6,777,225

                                                                     11,792,419



SEE NOTES TO SCHEDULES OF INVESTMENTS.

20 JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Multimedia - 0.3%
                Viacom, Inc.:
$  8,485,000       7.75%, senior notes, due 6/1/05 ..........    $    9,153,194
   3,000,000       7.70%, company guaranteed
                   notes, due 7/30/10 .......................         3,255,000

                                                                     12,408,194

Oil Companies - Exploration and Production - 0.2%
   7,095,000    Burlington Resources Finance Co., 7.20%
                   notes, due 8/15/31........................         6,864,412

Oil Refining and Marketing - 0.2%
   5,275,000    Tosco Corp., 8.125%
                   notes, due 2/15/30 .......................         6,039,875

Physical Therapy and Rehabilitation Centers - 0%
                HEALTHSOUTH Corp.:
   1,085,000       7.375%, senior notes, due 10/1/06+ .......         1,085,000
   1,085,000       8.375%, notes, due 10/1/11+ ..............         1,117,550

                                                                      2,202,550

Pipelines - 0.6%
                El Paso Corp.:
   8,825,000       7.00%, senior notes, due 5/15/11 .........         8,736,750
   8,825,000       8.05%, notes, due 10/15/30 ...............         9,056,656
   3,600,000    Kinder Morgan, Inc., 6.45%
                   senior notes, due 3/1/03 .................         3,703,500

                                                                     21,496,906

Resorts and Theme Parks - 0%
   1,065,000    Six Flags, Inc., 9.75%
                   senior notes, due 6/15/07 ................         1,080,975

Retail - Apparel and Shoe - 0.4%
                Gap, Inc.:
   2,800,000       8.15%, notes, due 12/15/05+ ..............         2,415,000
  11,715,000       8.80%, notes, due 12/15/08+ ..............        10,250,625

                                                                     12,665,625

Retail - Building Products - 0.7%
  22,425,000    Home Depot, Inc., 6.50%
                   senior notes, due 9/15/04 ................        23,742,469

Retail - Discount - 1.0%
                Target Corp.:
   8,775,000       5.50%, notes, due 4/1/07 .................         8,862,750
   2,855,000       5.40%, notes, due 10/1/08 ................         2,819,313
                Wal-Mart Stores, Inc.:
   7,850,000       5.45%, notes, due 8/1/06 .................         8,036,438
  14,340,000       6.875%, senior notes, due 8/10/09 ........        15,505,125

                                                                     35,223,626

Super-Regional Banks - 0%
   1,693,000    Firstar Bank N.A., 7.125%
                   subordinated notes, due 12/1/09 ..........         1,779,766
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $674,370,346) ...................       692,668,715
--------------------------------------------------------------------------------
Preferred Stock - 1.2%
Electric - Integrated - 0.5%
     381,152    Reliant Energy, Inc., convertible, 2.00%,
                   (AOL Time Warner, Inc.) ..................        19,438,752

Oil Companies - Integrated - 0.5%
     509,675    El Paso CGP Co., convertible, 6.625% ........        16,054,762

Publishing - Newspapers - 0.2%
      98,448    Tribune Co., convertible, 2.00% .............         8,547,255
--------------------------------------------------------------------------------
Total Preferred Stock (cost $64,451,846) ....................        44,040,769
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
       4,211    Ono Finance PLC - expires 5/31/09*,+
                   (cost $0) ................................    $       37,494
--------------------------------------------------------------------------------
U.S. Government Obligations - 21.5%
U.S. Government Agencies - 10.8%
                Fannie Mae:
$ 63,735,000       4.75%, due 11/14/03 ......................        65,629,204
  90,900,000       3.125%, due 11/15/03 .....................        90,900,000
  23,780,000       5.50%, due 5/2/06 ........................        24,493,400
  14,365,000       4.75%, due 1/2/07 ........................        14,275,219
  43,935,000       6.625%, due 9/15/09 ......................        46,955,531
  13,200,000       6.25%, due 2/1/11 ........................        13,431,000
  34,150,000       5.50%, due 3/15/11 .......................        33,552,375
                Federal Home Loan Bank:
  56,325,000       4.875%, due 5/14/04 ......................        57,944,344
  29,175,000       6.50%, due 11/15/05 ......................        31,180,781
                Freddie Mac
  12,270,000       5.875%, due 3/21/11 ......................        12,193,312

                                                                    390,555,166

U.S. Treasury Notes/Bonds - 10.7%
  17,900,000       4.75%, due 1/31/03 .......................        18,397,083
   5,350,000       2.75%, due 9/30/03 .......................         5,342,457
  70,845,000       5.875%, due 11/15/04 .....................        75,012,103
  40,760,000       6.50%, due 10/15/06 ......................        44,391,716
  33,160,000       5.50%, due 2/15/08 .......................        34,613,071
   5,545,000       5.625%, due 5/15/08 ......................         5,812,269
  16,095,000       5.50%, due 5/15/09 .......................        16,678,927
  26,910,000       5.00%, due 2/15/11 .......................        26,827,924
  25,975,000       7.25%, due 5/15/16 .......................        30,030,477
  26,435,000       6.25%, due 8/15/23 .......................        27,983,827
  29,775,000       5.25%, due 2/15/29 .......................        27,954,556
  47,375,000       6.125%, due 8/15/29 ......................        50,280,035
  22,270,000       6.25%, due 5/15/30 .......................        24,123,755

                                                                    387,448,200
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $767,421,792) .......       778,003,366
--------------------------------------------------------------------------------
Repurchase Agreement - 6.0%
 216,900,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $216,921,690
                   collateralized by $307,079,796 in
                   Collateralized Mortgage Obligations
                   2.28%-7.135%, 11/25/20-12/25/40 AAA,
                   $860,838 in U.S. Treasury Notes/Bonds,
                   0%, 2/15/18 with respective values of
                   $220,914,617 and $323,383
                   (cost $216,900,000) ......................       216,900,000
--------------------------------------------------------------------------------
Short-Term Corporate Note - 1.7%
                Tyco Capital Corp.
  60,000,000       1.78%, 1/2/01
                   (amortized cost $59,997,033) .............        59,997,033
--------------------------------------------------------------------------------



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 21

JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
U.S. Government Agencies - 2.9%
                Fannie Mae:
$ 25,000,000       3.275%, 4/17/02 ..........................    $   24,875,000
  20,000,000       1.92%, 4/18/02 ...........................        19,900,000
                Federal Home Loan Bank System:
  25,000,000       3.55%, 1/11/02 ...........................        24,987,292
  10,000,000       1.95%, 5/1/02 ............................         9,937,500
  25,000,000       1.74%, 5/15/02 ...........................        24,843,750
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $104,405,165) ..........       104,543,542
--------------------------------------------------------------------------------
Total Investments (total cost $3,575,638,511) - 99.9% .......     3,614,826,020
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.1%         3,175,609
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $3,618,001,629
--------------------------------------------------------------------------------



SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bermuda                                              1.3%         $   47,838,279
Canada                                               0.2%              6,633,249
Germany                                              0.9%             32,418,667
United Kingdom                                       0.4%             15,866,378
United States++                                     97.2%          3,512,069,447
--------------------------------------------------------------------------------
Total                                              100.0%         $3,614,826,020



++INCLUDES SHORT-TERM SECURITIES (86.6% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

22 JANUS ASPEN SERIES / DECEMBER 31, 2001

                     JANUS ASPEN GROWTH AND INCOME PORTFOLIO

[PHOTO]
David Corkins
portfolio manager

Janus Aspen Growth and Income Portfolio declined 13.37% for its Institutional Shares and 13.58% for its Service Shares for the fiscal year ended December 31, 2001, while its benchmark, the S&P 500 Index, fell 11.88%.(1) As of December 31, 2001, the Portfolio placed in the top quartile of its peer group, ranking 11 out of 148 large-cap growth funds for the one-year period as tracked by Lipper, Inc., a leading mutual fund rating company.(2)

The past year has been challenging for investors, as markets were roiled by an economic downturn in the United States, a rash of corporate earnings disappointments and the ongoing correction in technology valuations. Compounding these pressures were the tragic events of September 11, which left investors in shock and cast a shadow of uncertainty over markets worldwide. Responding to this environment, the Federal Reserve reduced interest rates 11 times, taking the federal funds rate to its lowest level in more than four decades. These rate cuts helped rejuvenate consumer confidence and raise hopes for an improved economic outlook in 2002.

We are disappointed that we must report a loss to our shareholders. Nonetheless, we believe that our more defensive posture helped shield our investors from the worst of the volatility. As we look ahead to position the Portfolio for a potential economic rebound, we have made changes incrementally, relying on disciplined analysis rather than swift reaction to market swings. For instance, as interest rates continued to decline in the second half of the year, we took gains on a number of our longer-term, fixed-income holdings. Given the prospects for an improved economy, we felt that the bond market offered fewer marginal opportunities. Consequently, we redeployed assets to take advantage of reduced valuations in the stock market.

On the equity side, we maintained a diversified portfolio to ensure that no single position or industry could have a disproportionate effect on performance. At the same time, we continued to rely on a core of long-time holdings that have earned our confidence through their execution and profitability. These are blue-chip companies with proven management teams and established market positions.

One standout was global financial services powerhouse Citigroup. With its diverse product base and global reach, Citigroup is positioned for continued growth as it taps underserved markets for credit cards, insurance and underwriting. In August, Citigroup completed its purchase of Mexico's Grupo Financiero Banamex-Accival, or Banacci, one of the leading commercial banks in Mexico. This acquisition will help it leverage its technology and marketing prowess to capitalize on Banacci's huge market share.

Another stock that provided us with stability was PepsiCo, parent of the Pepsi Cola, Frito-Lay and Tropicana brands. The company continues to reap synergies in the distribution of its many products. Moreover, its recent acquisition of Quaker Oats, including the powerful Gatorade brand, offers the opportunity to further boost incremental margins. Meanwhile, Anheuser-Busch, the world's largest brewer, benefited from its leading brand name and dominant market share, which helped it sustain price increases and double-digit earnings growth even in a lackluster economy.

Detracting from our results was disappointing performance by American International Group, a multi-line insurance company, which sold off sharply in the third quarter after suffering roughly $800 million in losses stemming from the terrorist attacks. Despite this setback, the insurance company's solid capitalization, broad and profitable product lines and high credit rating continue to win our confidence.

Additionally, several of our energy positions, including Exxon-Mobil, declined on concerns that oil prices would continue to sag due to weaker global demand and the failure by oil-producing nations to coordinate production cutbacks. Even so, we felt that the drop in Exxon's stock was overstated. With its strong business platform and ample cash flow, the company has already proven its ability to weather economic and oil-demand cycles. Furthermore, we believe that the stock will continue to benefit from the synergies created by Exxon's acquisition of Mobil, a merger that strengthens Exxon's already-powerful leverage with suppliers and customers.

Going forward, we remain cautiously optimistic on prospects for a recovery in 2002, as interest rate cuts, increased government spending and lower oil prices take hold. At the same time, our concerns over lingering uncertainties will lead us to maintain a relatively conservative approach that focuses on a diverse group of companies that have proven their worth time and again. We believe this is the best way to balance near-term risk with longer-term opportunity.

Thank you for investing in Janus Aspen Growth and Income Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              84.3%                76.2%
Top 10 Equities                                       27.2%                27.2%
Number of Stocks                                         74                   79
Fixed Income Securities                                6.9%                 8.8%
Cash and Cash Equivalents                              8.8%                15.0%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

(2) Lipper, Inc. is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 23

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------

Institutional Shares (Inception Date 5/1/98)
  1 Year                                                                (13.37)%
  From Inception                                                          12.72%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Inception of Institutional Shares                                   2.20%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (13.58)%
  From Portfolio Inception                                                12.44%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Growth and Income Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Growth and Income Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 1998, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Growth and Income Portfolio - Institutional Shares ($15,514) as compared to the S&P 500 Index ($10,832).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (13.37)%
Since 5/1/98,* 12.72%

Janus Aspen Growth and Income Portfolio
- Institutional Shares - $15,514

S&P 500 Index
- $10,832

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS
SHARES OR PRINCIPAL AMOUNT                                       MARKET VALUE
================================================================================
Common Stock - 82.0%
Applications Software - 2.3%
      61,845    Microsoft Corp.*.............................    $    4,098,468

Automotive - Cars and Light Trucks - 0.7%
      33,315    BMW A.G. ....................................         1,173,167

Automotive - Truck Parts and Equipment - 1.0%
     134,590    Delphi Automotive Systems Corp. .............         1,838,499

Beverages - Non-Alcoholic - 2.9%
     102,240    Coca-Cola Enterprises, Inc. .................         1,936,426
      65,111    PepsiCo, Inc. ...............................         3,170,255

                                                                      5,106,681

Brewery - 1.4%
      54,958    Anheuser-Busch Companies, Inc. ..............         2,484,651

Broadcast Services and Programming - 3.3%
      18,120    Clear Channel Communications, Inc.* .........           922,489
     349,238    Liberty Media Corp. - Class A* ..............         4,889,332

                                                                      5,811,821

Cable Television - 4.5%
     124,438    Comcast Corp. - Special Class A* ............         4,479,768
      61,456    Cox Communications, Inc. - Class A* .........         2,575,621
      36,830    USA Networks, Inc.* .........................         1,005,827

                                                                      8,061,216

Casino Hotels - 0.7%
     136,380    Park Place Entertainment Corp.* .............         1,250,605

Cellular Telecommunications - 1.4%
     172,235    AT&T Wireless Services, Inc.* ...............         2,475,017

Chemicals - Diversified - 2.0%
      67,013    E.I. du Pont de Nemours and Co. .............    $    2,848,723
      53,140    Solutia, Inc. ...............................           745,023

                                                                      3,593,746

Commercial Services - 0.2%
       9,522    Arbitron, Inc.* .............................           325,176

Commercial Services - Financial - 0.9%
      47,002    Paychex, Inc. ...............................         1,638,020

Computer Services - 0.8%
      72,570    Ceridian Corp.* .............................         1,360,687

Computers - 1.1%
      88,730    Apple Computer, Inc.* .......................         1,943,187

Cosmetics and Toiletries - 1.1%
      23,945    Procter & Gamble Co. ........................         1,894,768

Diversified Financial Services - 4.5%
     159,660    Citigroup, Inc. .............................         8,059,637

Diversified Operations - 6.2%
      97,593    General Electric Co. ........................         3,911,527
      89,115    Honeywell International, Inc. ...............         3,013,869
      10,185    Minnesota Mining and Manufacturing Co. ......         1,203,969
      49,270    Tyco International, Ltd. ....................         2,902,003

                                                                     11,031,368

Electric - Integrated - 0.9%
      41,450    Duke Energy Corp. ...........................         1,627,327

Electronic Components - Semiconductors - 0.7%
      74,330    Advanced Micro Devices, Inc.* ...............         1,178,874

SEE NOTES TO SCHEDULES OF INVESTMENTS.

24 JANUS ASPEN SERIES / DECEMBER 31, 2001

                     JANUS ASPEN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Engineering - Research and Development - 1.1%

      50,210    Fluor Corp. .................................       $ 1,877,854

Entertainment Software - 0.5%
      15,445    Electronic Arts, Inc.* ......................           925,928

Finance - Consumer Loans - 1.5%
      46,045    Household International, Inc. ...............         2,667,847

Finance - Investment Bankers/Brokers - 1.9%
      22,055    Goldman Sachs Group, Inc. ...................         2,045,601
      25,905    Merrill Lynch & Company, Inc. ...............         1,350,169

                                                                      3,395,770

Financial Guarantee Insurance - 0.7%
      20,515    MGIC Investment Corp. .......................         1,266,186

Food - Retail - 0.2%
      17,375    Kroger Co.* .................................           362,616

Hotels and Motels - 0.4%
      28,057    Fairmont Hotels and Resorts, Inc.
                   - New York Shares ........................           670,562

Insurance Brokers - 3.1%
      39,645    Aon Corp. ...................................         1,408,190
      34,094    Marsh & McLennan Companies, Inc. ............         3,663,400
      20,200    Willis Group Holdings, Ltd.* ................           475,710

                                                                      5,547,300

Internet Brokers - 0.7%
      77,991    Charles Schwab Corp. ........................         1,206,521

Internet Security - 0.4%
      19,966    VeriSign, Inc.* .............................           759,507

Life and Health Insurance - 1.8%
      11,960    CIGNA Corp. .................................         1,108,094
      42,329    John Hancock Financial Services, Inc. .......         1,748,188
      16,910    Principal Financial Group, Inc.* ............           405,840

                                                                      3,262,122

Medical - Drugs - 5.2%
      25,337    Allergan, Inc. ..............................         1,901,542
      47,305    American Home Products Corp. ................         2,902,635
     112,535    Pfizer, Inc. ................................         4,484,520

                                                                      9,288,697

Medical Instruments - 1.5%
      51,664    Medtronic, Inc. .............................         2,645,713

Money Center Banks - 2.1%
      16,440    Bank of America Corp. .......................         1,034,898
      72,325    J.P. Morgan Chase & Co. .....................         2,629,014

                                                                      3,663,912

Motorcycle and Motor Scooter Manufacturing - 0.6%
      19,568    Harley-Davidson, Inc. .......................         1,062,738

Multi-Line Insurance - 5.6%
      77,855    American International Group, Inc. ..........         6,181,687
      45,391    Assicurazioni Generali ......................         1,260,141
      22,625    PartnerRe, Ltd. .............................         1,221,750
      42,410    Prudential Financial, Inc.* .................         1,407,588

                                                                     10,071,166

Multimedia - 3.3%
      38,860    AOL Time Warner, Inc.* ......................         1,247,406
      84,284    Viacom, Inc. - Class B* .....................         3,721,139
      44,805    Walt Disney Co. .............................           928,360

                                                                      5,896,905

Oil Companies - Exploration and Production - 0.8%
      36,620    Burlington Resources, Inc. ..................       $ 1,374,715

Oil Companies - Integrated - 4.1%
      39,220    Conoco, Inc. ................................         1,109,926
     116,580    Exxon Mobil Corp. ...........................         4,581,594
      58,704    PanCanadian Energy Corp.
                   - New York Shares ........................         1,526,304

                                                                      7,217,824

Pipelines - 0.8%
      10,973    El Paso Corp. ...............................           489,505
      17,891    Kinder Morgan, Inc. .........................           996,350

                                                                      1,485,855

Printing - Commercial - 0.5%
      25,946    Valassis Communications, Inc.* ..............           924,196

Reinsurance - 1.2%
         875    Berkshire Hathaway, Inc. - Class B* .........         2,209,375

Semiconductor Components/Integrated Circuits - 2.6%
      35,640    Linear Technology Corp. .....................         1,391,386
      60,119    Maxim Integrated Products, Inc.* ............         3,156,849

                                                                      4,548,235

Super-Regional Banks - 2.2%
     185,775    U.S. Bancorp ................................         3,888,271

Telecommunication Equipment - 1.0%
      74,615    Nokia Oyj (ADR) .............................         1,830,306

Telephone - Integrated - 0.7%
      93,664    Telefonica S.A.* ............................         1,253,445

Toys - 0.8%
      83,540    Mattel, Inc. ................................         1,436,888

Transportation - Railroad - 0.1%
       7,640    Fording, Inc. - New York Shares .............           136,527
--------------------------------------------------------------------------------
Total Common Stock (cost $147,213,267) ......................       145,829,896
--------------------------------------------------------------------------------

Corporate Bonds - 2.4%
Cellular Telecommunications - 0%
$     58,000    VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ...............            65,830

Finance - Investment Bankers/Brokers - 0.4%
                Merrill Lynch & Company, Inc.:
     445,000       6.80%, notes, due 11/3/03 ................           468,919
     200,000       6.15%, notes, due 1/26/06 ................           207,000

                                                                        675,919

Oil Companies - Exploration and Production - 0.1%
     363,000    Devon Energy Corp., 0%
                   convertible debentures, due 6/27/20 ......           162,442

Retail - Discount - 1.0%
   1,655,000    Wal-Mart Stores, Inc., 4.375%
                   notes, due 8/1/03 ........................         1,683,962

Telephone - Integrated - 0.1%
     185,000    CenturyTel, Inc., 8.375%
                   notes, due 10/15/10 ......................           195,406
     111,000    NTL, Inc., 7.00%
                   convertible subordinated
                   notes, due 12/15/08 ......................            10,406

                                                                        205,812



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 25

JANUS ASPEN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Toys - 0.2%
                Mattel, Inc.:
$    140,000       6.00%, notes, due 7/15/03 ................      $    138,425
     250,000       6.125%, notes, due 7/15/05 ...............           242,187

                                                                        380,612

Transportation - Railroad - 0.2%
     365,000    Wisconsin Central Transportation Corp.
                   6.625%, notes, due 4/15/08 ...............           372,300

Wireless Equipment - 0.4%
   1,312,000    American Tower Corp., 5.00%
                   convertible notes, due 2/15/10+ ..........           782,280
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $4,798,037) .....................         4,329,157
--------------------------------------------------------------------------------
Preferred Stock - 2.3%
Automotive - Cars and Light Trucks - 1.3%
       5,947    Porsche A.G. ................................         2,271,583

Electric - Integrated - 1.0%
      35,996    Reliant Energy, Inc., convertible, 2.00%
                   (AOL Time Warner, Inc.) ..................         1,835,796
--------------------------------------------------------------------------------
Total Preferred Stock (cost $4,383,680) .....................         4,107,379
--------------------------------------------------------------------------------
U.S. Government Obligations - 4.5%
                U.S. Treasury Notes:
$  3,765,000       5.25%, due 8/15/03 .......................         3,915,600
   3,880,000       5.25%, due 5/15/04 .......................         4,045,482
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $7,687,771) .........         7,961,082
--------------------------------------------------------------------------------
Repurchase Agreement - 3.8%
   6,600,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $6,600,660 collateralized
                   by $9,344,060 in Collateralized Mortgage
                   Obligations 2.28%-7.135%,
                   11/25/20-12/25/40 AAA, $26,194 in U.S.
                   Treasury Notes/Bonds, 0%, 2/15/18 with
                   respective values of $6,722,160 and $9,840
                   (cost $6,600,000) ........................         6,600,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 5.6%
                Federal Home Loan Bank System:
   5,000,000       1.83%, 1/11/02 ...........................         4,997,458
   5,000,000       1.65%, 1/31/02 ...........................         4,993,125
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $9,990,583) ..         9,990,583
--------------------------------------------------------------------------------
Total Investments (total cost $180,673,338) - 100.6% ........       178,818,097
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
  (0.6%) ....................................................        (1,005,471)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $  177,812,626
--------------------------------------------------------------------------------




SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bermuda                                              2.3%         $    4,123,753
Canada                                               1.3%              2,333,393
Finland                                              1.0%              1,830,306
Germany                                              2.0%              3,444,750
Italy                                                0.7%              1,260,141
Spain                                                0.7%              1,253,445
United States++                                     92.0%            164,572,309
--------------------------------------------------------------------------------
Total                                              100.0%         $  178,818,097



++INCLUDES SHORT-TERM SECURITIES (82.8% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

26 JANUS ASPEN SERIES / DECEMBER 31, 2001

            JANUS ASPEN STRATEGIC VALUE PORTFOLIO

[PHOTO]
David Decker
portfolio manager

For the 12 months ended December 31, 2001, Janus Aspen Strategic Value Portfolio declined 8.12% for its Institutional Shares and 8.38% for its Service Shares, outpacing its benchmark, the S&P 500 Index, which saw a loss of 11.88%.(1)

The past year proved to be a very difficult one for investors and businesses alike as the economy slowed dramatically, falling into recession as early as spring. While the market spent much of the year searching for signs of an economic bottom, September 11 threw an already tenuous economy into further disarray. It is difficult to express my feelings about the events, as I know that many readers of this letter have suffered great personal and economic losses. I would, however, like to convey my deepest condolences to those who suffered personally as a result of the events.

While the Portfolio has rallied back significantly from the severe capital loss that accompanied the attacks, the damage was, nonetheless, severe. In this context, market reaction to the events did create unique valuation discrepancies on which we selectively bought companies at attractive prices.

As you may recall from past letters, we approach valuation as a function of cash flows. In other words, does the company generate strong free cash flow and does management reinvest that cash flow at a high rate of return? In some areas like media, valuation rarely gets to levels that we believe present a compelling relationship between risk and reward. However, companies such as Viacom and Clear Channel Communications saw declines in their market values go substantially below their intrinsic values during the period. These companies are strong generators of cash with very solid management teams. For us, the issue has always been valuation. We felt that following September 11, the market valuation increasingly reflected the short-term outlook and not the intrinsic value of the cash flows these companies will generate over time. We therefore built a substantial position in each.

The failed takeover of Honeywell by General Electric provided a unique opportunity to buy the former company at a discounted price. Honeywell will certainly suffer along with all companies involved in commercial aerospace. However, we have tremendous confidence in new CEO Larry Bossidy's ability to restructure the company and help it generate substantially greater cash flow, at a higher rate of return, than it has to date. We feel Honeywell's current valuation does not fully reflect this opportunity.

We also increased our position in Teekay Shipping, a leading transporter of petroleum and crude energy products. Following a tremendous increase in market value earlier this year, lower freight rates due to weaker oil demand led to a substantial decline in the company's market value. While the market continues to be weak and potential OPEC supply cuts could further damage the environment for freight rates, we believe the company's market value is below what its ships alone are worth. Given Teekay's ability to generate substantial free cash flow in an improved environment, we felt that buying the assets at a steep discount to their true value will potentially provide excellent return with limited downside risk.

Following a solid first half of the year, Advanced Micro Devices (AMD) suffered a severe correction in its market value as a result of a brutal price war for microprocessors with Intel, its leading competitor. Despite the likely continued difficult environment, we decided to hold the position due to our belief that AMD has substantially improved its competitive position in the market, which has not been fully reflected in its market value. Furthermore, we are particularly encouraged by AMD's ability to maintain market share despite the price war.

Valuing cash flows is fundamentally a function of the confidence we have in the consistency of those cash flows. The higher the confidence in those cash flows, the more we are willing to pay. However, as was the case with Teekay Shipping, we will invest in companies with volatile cash flows if we can buy them at an attractive price.

Going forward, although I do not see any clear signs of an economic turnaround, I am encouraged by periodic anecdotal comments from companies saying things are not getting worse. Regardless of the macroeconomic environment, we are confident that the stocks which represent the Portfolio today offer downside support, yet are positioned to capitalize on the disconnect between intrinsic and market value.

Thank you for your continued confidence in Janus Aspen Strategic Value
Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              69.5%                78.4%
  Foreign                                              9.5%                 9.2%
  Europe                                               0.1%                 0.4%
Top 10 Equities                                       31.9%                31.1%
Number of Stocks                                         47                   63
Cash, Cash Equivalents
  and Fixed Income Securities                         30.5%                21.6%
--------------------------------------------------------------------------------



(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                   JANUS ASPEN SERIES / DECEMBER 31, 2001 27

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/00)

  1 Year                                                                 (8.12)%
  From Inception                                                         (4.84)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Portfolio Inception                                              (12.05)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 5/1/00)
  1 Year                                                                 (8.38)%
  From Inception                                                         (4.88)%
--------------------------------------------------------------------------------



This Portfolio is designed for long-term investors who can accept the special risks associated with value investing.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

The Adviser has contractually agreed to waive a portion of the Portfolio's expenses. Without such waivers, the Portfolio's total returns for each class would have been lower.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Strategic Value Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Strategic Value Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 2000, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Strategic Value Portfolio - Institutional Shares ($9,206) as compared to the S&P 500 Index ($8,074).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (8.12)%
Since 5/1/00,* (4.84)%

Janus Aspen Strategic Value Portfolio
- Institutional Shares - $9,206

S&P 500 INDEX - $8,074

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                       MARKET VALUE
================================================================================
Common Stock - 69.5%
Advertising Sales - 0.8%
       3,970    Lamar Advertising Co.* ......................   $       168,090

Aerospace and Defense-Equipment - 1.2%
       3,200    Alliant Techsystems, Inc.* ..................           247,040

Apparel Manufacturers - 0.4%
       1,680    Liz Claiborne, Inc. .........................            83,580

Automotive - Cars and Light Trucks - 0.6%
      25,000    Nissan Motor Company, Ltd. ..................           132,573

Automotive - Truck Parts and Equipment - 4.7%
      10,540    Delphi Automotive Systems Corp. .............           143,976
      12,245    Lear Corp.* .................................           467,024
      10,765    Tower Automotive, Inc.* .....................            97,208
      17,810    Visteon Corp. ...............................           267,862

                                                                        976,070

Broadcast Services and Programming - 1.9%
       1,070    Clear Channel Communications, Inc.* .........            54,474
      24,505    Liberty Media Corp. - Class A* ..............           343,070

                                                                        397,544

Building Products - Cement and Aggregate - 3.4%
      28,580    Cemex S.A. (ADR) ............................           705,926

Casino Hotels - 0.8%
      14,055    Station Casinos, Inc.* ......................           157,275

Commercial Services - 0.3%
       1,741    Arbitron, Inc.* .............................            59,455

Commercial Services - Financial - 1.0%
       4,935    Moody's Corp. ...............................    $      196,709

Computer Services - 2.6%
      28,815    Ceridian Corp.* .............................           540,281

Computers - 3.2%
      30,575    Apple Computer, Inc.* .......................           669,593

Containers - Paper and Plastic - 2.2%
      25,605    Packaging Corporation of America* ...........           464,731

Diversified Financial Services - 2.0%
       8,051    Citigroup, Inc. .............................           406,414

Diversified Operations - 1.3%
       7,820    Honeywell International, Inc. ...............           264,472

Electronic Components - Semiconductors - 1.6%
      20,520    Advanced Micro Devices, Inc.* ...............           325,447

Electronic Design Automation - 3.0%
      27,840    Cadence Design Systems, Inc.* ...............           610,253

Fiduciary Banks - 0.3%
       1,600    Bank of New York Company, Inc. ..............            65,280

Finance - Credit Card - 0.9%
       5,110    American Express Co. ........................           182,376

Finance - Investment Bankers/Brokers - 1.1%
       3,450    Lehman Brothers Holdings, Inc. ..............           230,460

Finance - Mortgage Loan Banker - 3.4%
       8,815    Fannie Mae ..................................           700,793

Life and Health Insurance - 0.9%
       7,650    Principal Financial Group, Inc.* ............           183,600

SEE NOTES TO SCHEDULES OF INVESTMENTS.

28 JANUS ASPEN SERIES / DECEMBER 31, 2001

                      JANUS ASPEN STRATEGIC VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                       MARKET VALUE
================================================================================
Machinery - Construction and Mining - 0%
         240    Terex Corp.* ................................    $        4,210

Medical Products - 1.9%
      11,710    Becton, Dickinson and Co. ...................           388,187

Multimedia - 2.4%
       1,390    McGraw-Hill Companies, Inc. .................            84,762
       9,425    Viacom, Inc. - Class B* .....................           416,114

                                                                        500,876

Oil Companies - Exploration and Production - 4.3%
       7,185    Anadarko Petroleum Corp. ....................           408,467
       7,925    Apache Corp. ................................           395,299
       4,015    Ocean Energy, Inc. ..........................            77,088

                                                                        880,854

Oil Refining and Marketing - 0.7%
      12,400    SK Corp. ....................................           141,134

Petrochemicals - 0.2%
       6,693    Reliance Industries, Ltd. ...................            42,355

Pipelines - 6.3%
      19,122    El Paso Corp. ...............................           853,032
       1,730    Kinder Morgan, Inc. .........................            96,344
       9,473    Kinder Morgan Management L.L.C.* ............           359,027

                                                                      1,308,403

Printing - Commercial - 1.7%
      10,145    Valassis Communications, Inc.* ..............           361,365

Recreational Centers - 0.4%
       3,550    Bally Total Fitness Holding Corp.* ..........            76,538

Reinsurance - 3.1%
         255    Berkshire Hathaway, Inc. - Class B* .........           643,875

Retail - Toy Store - 4.1%
      40,610    Toys "R" Us, Inc.* ..........................           842,251

Television - 0.1%
         950    SBS Broadcasting S.A.* ......................            17,195

Tobacco - 1.4%
       8,903    Vector Group, Ltd. ..........................           292,464

Toys - 0.8%
       9,465    Mattel, Inc. ................................           162,798

Transportation - Marine - 4.5%
      15,855    Teekay Shipping Corp. - New York Shares .....           552,547
      38,955    Transportacion Maritima
                   Mexicana S.A. de C.V.* ...................           373,968

                                                                        926,515
--------------------------------------------------------------------------------
Total Common Stock (cost $13,780,866) .......................        14,356,982
--------------------------------------------------------------------------------

Corporate Bonds - 1.6%
Tobacco - 1.6%
$    300,000    Vector Group, Ltd., 6.25%
                   convertible subordinated notes
                   due 7/15/08+ (cost $300,000) .............           336,375
--------------------------------------------------------------------------------

Repurchase Agreement - 16.0%
$  3,300,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $3,300,330 collateralized
                   by $4,672,030 in Collateralized Mortgage
                   Obligations 2.28%-7.135%,
                   11/25/20-12/25/40 AAA, $13,097 in U.S.
                   Treasury Notes/Bonds, 0%, 2/15/18 with
                   respective values of $3,361,080 and $4,920
                   (cost $3,300,000) ........................    $    3,300,000
--------------------------------------------------------------------------------
U.S Government Agencies - 12.1%
                Federal Home Loan Bank System:
   1,000,000       1.83%, 1/11/02 ...........................           999,492
   1,500,000       1.65%, 1/31/02 ...........................         1,497,937
--------------------------------------------------------------------------------
Total U.S Government Agencies (amortized cost $2,497,429) ...         2,497,429
--------------------------------------------------------------------------------
Total Investments (total cost $19,878,295) - 99.2% ..........        20,490,786
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.8%           174,241
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   20,665,027
--------------------------------------------------------------------------------




SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Bahamas                                              2.7%         $      552,547
India                                                0.2%                 42,355
Japan                                                0.6%                132,573
Luxembourg                                           0.1%                 17,195
Mexico                                               5.3%              1,079,894
South Korea                                          0.7%                141,134
United States++                                     90.4%             18,525,088
--------------------------------------------------------------------------------
Total                                              100.0%         $   20,490,786



++INCLUDES SHORT-TERM SECURITIES (62.1% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 29

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

[PHOTO]
Helen Young Hayes
portfolio manager

[PHOTO]
Brent Lynn
portfolio manager

Janus Aspen International Growth Portfolio's Institutional Shares fell 23.23% for the 12-month period ended December 31, 2001, while the Portfolio's Service Shares declined 23.43%. This compares to the 21.44% loss posted by its benchmark, the Morgan Stanley Capital International EAFE Index.(1)

The Portfolio's weak performance came as a rapid slowdown in economic growth worldwide set the tone for the year. In November of 2000, political uncertainty created by the controversy surrounding the U.S. presidential election catalyzed a sudden and severe drop in capital spending by companies in the newly deregulated telecom industry. This sharp drop in spending impacted a wide range of technology companies, and, by the first quarter of 2001, virtually all of corporate America was slashing spending and growing cautious. Before long, that weakness had spread overseas, and by the second quarter, virtually all major economies in Europe showed signs of a significant slowdown in growth. The story was much the same in Asia, where many of the region's developing economies suffered from a sharp fall-off in demand from the U.S., and while Japanese exporters benefited from a decline in the yen, the Japanese domestic economy remained in a severe slump. Latin American companies, with their export ties to the U.S., experienced similar retrenchment. Economic uncertainty reached a climax with the September 11 World Trade Center tragedy, and central banks moved decisively in the autumn to lower interest rates and provide the markets with some much needed liquidity.

Stocks reacted by falling nearly across the board. Virtually all major European markets finished the year with losses, while Japan's Nikkei 225 Index traded at or near lows not seen in 17 years. Though investors eyed a recovery in the fourth quarter and bid many stock prices up, especially in the technology sector, the NASDAQ Composite Index lost roughly 20% of its value during the period.

Throughout most of the year, we responded to this weakness by taking a more defensive stance than we have in the past, although in hindsight we would have liked to respond more rapidly in the first quarter. In addition to maintaining a substantial cash position, we sold stocks we believed were at risk for further earnings disappointments while adding companies we believe are capable of performing well in a slow- or zero-growth environment, including several healthcare and consumer products businesses. After September 11, we took advantage of the considerable volatility and deployed some of our cash to invest in select companies whose stocks we believe overreacted.

Not surprisingly, healthcare and consumer products stocks were our strong performers, given the uncertain economic environment. Stocks that we added to the Portfolio included diverse companies like Reckitt Benckiser, Diageo and Smith & Nephew. A global household products company, Reckitt Benckiser, is experiencing faster top-line growth than the industry due to its product innovation pipeline and mix of business. The company still has significant opportunities to expand its margins, and we believe its high cash-generation is undervalued by the market. With regard to Diageo, recent acquisitions and divestments have enabled the company to focus solely on its global leadership position in spirits. New marketing efforts lead us to believe there is significant potential for Diageo to restructure its distribution and to use its strong cash-generation to repurchase shares. Medical device company Smith & Nephew has also focused its operations. The company specializes in orthopedic implants, trauma, arthroscopy, wound management, and rehabilitation and concentrates primarily on fast-growing market segments that cater to an aging demographic.

Another strong performer, albeit volatile during the period, was Porsche. For much of the year, the deteriorating global economic environment seemed to distract the market from numerous positive developments taking place at the company, including booming demand for its newly updated and extremely profitable 911 models and the late-2002 launch of its new SUV. During the fourth quarter, however, Porsche released extremely impressive results for its fiscal year, redirecting the market's attention away from the weak economy to that of the positive company-specific events and causing the stock to gain significantly.

Meanwhile, our exposure to wireless worked against us. Late this year, leading Japanese wireless provider NTT DoCoMo scaled back high investor expectations for the October 1 launch of its "third generation" wireless data service, the first of its kind in the world. In the same period, global mobile-phone giant Vodafone consolidated its presence in the Japanese market, aggressively gaining share from market leader DoCoMo. These two catalysts, along with Japan's weakened economy, combined to drive DoCoMo's shares to levels not seen since the company's public offering in October 1998.

In closing, a significant amount of political and economic uncertainty has kept global markets under pressure. Nonetheless, central bankers around the world have acted in concert to inject massive amounts of liquidity in an effort to stave off worldwide recession, and more signs of improvement are being detected by certain businesses. While the exact timing of a recovery cannot be predicted, we will continue to maintain a well-diversified portfolio made up of companies that can weather the market's ongoing choppiness. That, together with the fact that more than a year of difficult market performance has left many valuations at compelling levels, allows us to look ahead to the coming year with a growing sense of optimism.

Thank you for your continued investment in Janus Aspen International Growth Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              92.0%                82.2%
  Foreign                                             90.2%                79.2%
Top 10 Equities                                       23.2%                27.4%
Number of Stocks                                        118                  101
Cash and Cash Equivalents                              8.0%                17.8%
--------------------------------------------------------------------------------



(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

30 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/2/94)

  1 Year                                                                (23.23)%
  5 Year                                                                  10.32%
  From Inception                                                          13.47%
--------------------------------------------------------------------------------

Morgan Stanley Capital International EAFE(R)Index
  1 Year                                                                (21.44)%
  5 Year                                                                   0.89%
  From Inception Date of Institutional Shares                              2.76%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (23.43)%
  5 Year                                                                   9.78%
  From Portfolio Inception                                                13.47%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanely Capital International EAFE(R) Index is defined as an international index measuring market performance of 21 countries in Europe, Australasia, and the Far East. It's divided into 8 economic sectors and 38 industry groups; managed by Morgan Stanley Capital International. The NASDAQ Composite Stock Index (The National Association of Securities Dealers Automated Quotation System) is defined as a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The index is compiled of more than 4,800 stocks that are traded via the system. The Nikkei Stock Average is a price weighted index of the 225 leading stocks traded on the Tokyo Stock Exchange. It is Japan's equivalent of the Dow Jones Stock Average. The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen International Growth Portfolio - Institutional Shares and the Morgan Stanley Capital International EAFE Index. Janus Aspen International Growth Portfolio - Institutional Shares is represented by a shaded area of green. The Morgan Stanley Capital International EAFE(R) Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 2, 1994, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen International Growth Portfolio - Institutional Shares ($26,349) as compared to the Morgan Stanley Capital International EAFE(R) Index ($12,318).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (23.23)%
Five Year, 10.32%
Since 5/2/94,* 13.47%

Janus Aspen International Growth Portfolio - Institutional Shares - $26,349

Morgan Stanley Capital
International EAFE(R)
Index - $12,318

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Common Stock - 88.7%
Advertising Services - 0.3%
     437,410    WPP Group PLC** .............................      $  4,844,938

Aerospace and Defense - 0.7%
     426,433    Embraer-Empresa Brasileira de
                   Aeronautica S.A. (ADR) ...................         9,436,962

Applications Software - 0.8%
      43,153    Infosys Technologies, Ltd. ..................         3,645,543
   1,530,886    Satyam Computer Services, Ltd. ..............         7,502,040

                                                                     11,147,583



Audio and Video Products - 0.9%
     284,900    Sony Corp.** ................................        13,021,145

Automotive - Cars and Light Trucks - 2.3%


     146,794    BMW A.G.** ..................................         5,169,258
   2,632,000    Nissan Motor Company, Ltd.** ................        13,957,274
     501,000    Toyota Motor Corp.** ........................        12,691,288

                                                                     31,817,820

Beverages - Wine and Spirits - 1.2%
   1,444,867    Diageo PLC** ................................        16,513,903

Brewery - 3.0%
      90,385    Heineken N.V.** .............................         3,427,500
   1,055,365    Interbrew S.A.** ............................        28,894,904
   1,463,000    Kirin Brewery Company, Ltd.** ...............        10,459,570

                                                                     42,781,974

Broadcast Services and Programming - 2.0%
     659,511    Grupo Televisa S.A. (GDR)*,** ...............    $   28,477,685

Building - Heavy Construction - 0.5%
      52,156    Technip-Coflexip S.A.** .....................         6,965,768

Cable Television - 1.3%
     868,093    Shaw Communications, Inc. - Class B** .......        18,370,555

Cellular Telecommunications - 6.9%
     700,655    America Movil S.A. de C.V.
                   - Series L (ADR)** .......................        13,648,759
   7,606,640    China Mobile, Ltd.*,** ......................        26,776,902
       2,782    NTT DoCoMo, Inc.** ..........................        32,689,460
     772,235    Rogers Communications, Inc. - Class B*,** ...        13,120,051
   4,473,557    Vodafone Group PLC** ........................        11,703,294

                                                                     97,938,466

Chemicals - Diversified - 0.5%
     163,429    Akzo Nobel N.V.** ...........................         7,297,490

Chemicals - Specialty - 0.6%
     174,551    Syngenta A.G.*,** ...........................         9,041,424

Commercial Banks - 0.7%
      27,870    Julius Baer Holding, Ltd.** .................         9,400,285

Computer Services - 1.0%
      62,900    Cap Gemini S.A.** ...........................         4,541,977
   2,458,957    Computershare, Ltd. .........................         6,645,992
     115,978    Tietoenator Oyj** ...........................         3,025,636

                                                                     14,213,605



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 31

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
Computers - 1.1%
  29,496,000    Legend Holdings, Ltd.** .....................      $ 15,035,760

Decision Support Software - 0.7%
     502,447    Thiel Logistik A.G.*,** .....................         9,797,332

Diversified Financial Services - 1.1%
     346,840    Deutsche Boerse A.G.**,+ ....................        13,742,402
     116,270    Euronext*,** ................................         2,199,885

                                                                     15,942,287

Diversified Operations - 6.8%
   1,955,732    BBA Group PLC** .............................         7,989,876
     831,209    Bombardier, Inc. - Class B** ................         8,591,926
     109,640    Siemens A.G.** ..............................         7,258,108
     580,842    Smiths Group PLC** ..........................         5,726,922
   1,122,060    Tyco International, Ltd. ....................        66,089,334

                                                                     95,656,166

Electronic Components - 0.9%
     234,187    Koninklijke (Royal) Philips
                   Electronics N.V.** .......................         6,960,213
      23,990    Samsung Electronics** .......................         5,095,706

                                                                     12,055,919

Electronic Components - Semiconductors - 2.0%
      47,000    Rohm Company, Ltd.** ........................         6,100,031
     652,538    STMicroelectronics N.V.** ...................        20,945,200
      52,038    STMicroelectronics N.V.
                   - New York Shares** ......................         1,648,043

                                                                     28,693,274

Electronic Security Devices - 1.4%
   7,878,950    Chubb PLC** .................................        19,693,780

Engineering - Research and Development - 0.4%
     140,595    Altran Technologies S.A.** ..................         6,353,007

Finance - Mortgage Loan Banker - 0.2%
     219,025    Housing Development Finance
                   Corporation, Ltd. (HDFC) .................         3,011,707

Food - Diversified - 2.0%
     333,972    Orkla A.S.A. ................................         5,659,735
     381,945    Unilever N.V.** .............................        22,393,916

                                                                     28,053,651

Food - Retail - 2.6%
     948,446    Koninklijke Ahold N.V.** ....................        27,597,396
   1,977,927    Safeway PLC** ...............................         9,211,842

                                                                     36,809,238

Hotels and Motels - 1.1%
     259,298    Accor S.A.** ................................         9,426,533
     256,448    Fairmont Hotels and Resorts, Inc.** .........         6,093,664

                                                                     15,520,197

Human Resources - 1.4%
   1,640,509    Capita Group PLC** ..........................        11,665,902
     643,303    Vedior N.V.** ...............................         7,715,368

                                                                     19,381,270



Insurance Brokers - 0.3%
     187,305    Willis Group Holdings, Ltd.* ................         4,411,033

Internet Security - 0.7%
     255,151    Check Point Software Technologies, Ltd.* ....        10,177,973

Investment Management and Advisory Services - 0.9%
     221,989    Amvescap PLC** ..............................    $    3,211,410
     129,746    MLP A.G.** ..................................         9,519,073

                                                                     12,730,483
Machinery - Electrical - 0.5%
     137,777    Schneider Electric S.A.** ...................         6,624,360

Medical - Biomedical and Genetic - 0%
      18,163    Cambridge Antibody Technology
                   Group PLC*,** ............................           516,798

Medical - Drugs - 8.1%
     379,299    AstraZeneca Group PLC** .....................        17,113,690
     146,000    Eisai Co., Ltd.** ...........................         3,631,620
     381,052    GlaxoSmithKline PLC** .......................         9,554,937
      99,549    Recordati S.p.A.** ..........................         1,983,675
     188,368    Roche Holding A.G.** ........................        13,444,403
     103,313    Sanofi-Synthelabo S.A.** ....................         7,708,545
      70,705    Schering A.G.** .............................         3,783,538
      16,179    Serono S.A. - Class B** .....................        14,120,046
     471,000    Takeda Chemical Industries, Ltd.** ..........        21,311,082
     165,225    Teva Pharmaceutical Industries, Ltd. (ADR) ..        10,182,817
     452,000    Yamanouchi Pharmaceutical
                   Company, Ltd.** ..........................        11,932,857

                                                                    114,767,210

Medical Products - 1.0%
   2,239,368    Smith & Nephew PLC** ........................        13,518,369

Metal Processors and Fabricators - 0.5%
     496,577    Assa Abloy A.B. - Class B ...................         7,148,269

Miscellaneous Distribution/Wholesale - 0.2%
   2,268,000    Li & Fung, Ltd.** ...........................         2,544,932

Money Center Banks - 2.7%
   2,113,257    Banco Bilbao Vizcaya Argentaria S.A.** ......        26,154,147
   1,029,445    Standard Chartered PLC** ....................        12,310,366

                                                                     38,464,513

Multi-Line Insurance - 2.5%
     677,326    Aegon N.V.** ................................        18,333,474
     321,664    Axa** .......................................         6,721,853
      43,162    Zurich Financial Services A.G.** ............        10,125,700

                                                                     35,181,027

Multimedia - 0.5%
     243,571    Corus Entertainment, Inc. - Class B*,** .....         4,837,057
     165,001    News Corporation, Ltd. ......................         1,319,466
       8,650    News Corporation, Ltd. (ADR) ................           275,157

                                                                      6,431,680

Oil - Field Services - 1.7%
     573,611    Saipem S.p.A.*,** ...........................         2,802,373
     380,480    Schlumberger, Ltd. ..........................        20,907,376

                                                                     23,709,749



Oil Companies - Exploration and Production - 0.4%
     131,800    Alberta Energy Company, Ltd.** ..............         4,968,117

Oil Companies - Integrated - 5.5%
     845,954    Husky Energy, Inc.** ........................         8,728,442
     528,637    PanCanadian Energy Corp.** ..................        13,677,414
      36,884    PanCanadian Energy Corp.
                   - New York Shares** ......................           958,984
     411,060    Petroleo Brasileiro S.A. (ADR) ..............         9,577,698
     296,114    Suncor Energy, Inc.** .......................         9,720,455
     247,855    Total Fina Elf** ............................        35,397,737

                                                                     78,060,730


SEE NOTES TO SCHEDULES OF INVESTMENTS.

32 JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
Oil Refining and Marketing - 0.2%
     435,000    TonenGeneral Sekiyu K.K.** ..................       $ 2,804,632

Optical Supplies - 0.6%
     147,000    Hoya Corp.** ................................         8,782,315

Petrochemicals - 1.5%
   3,388,036    Reliance Industries, Ltd. ...................        21,440,464

Property and Casualty Insurance - 0.2%
     330,000    Tokio Marine and Fire Insurance
                   Company, Ltd.** ..........................         2,412,178

Publishing - Books - 0.5%
     278,846    Elsevier N.V.** .............................         3,297,129
     386,257    Reed International PLC** ....................         3,209,113

                                                                      6,506,242

Publishing - Newspapers - 1.1%
   1,381,782    Pearson PLC** ...............................        15,935,673

Publishing - Periodicals - 0.6%
     397,209    Wolters Kluwer N.V.** .......................         9,053,833

Reinsurance - 1.3%
      16,640    Muenchener Rueckversicherungs
                   - Gesellschaft A.G.** ....................         4,518,836
     135,121    Swiss Re** ..................................        13,591,124

                                                                     18,109,960

Security Services - 1.0%
     733,556    Securitas A.B. - Class B ....................        13,916,297

Semiconductor Components/Integrated Circuits - 0.4%
   2,259,000    Taiwan Semiconductor Manufacturing
                   Company, Ltd.* ...........................         5,649,109

Semiconductor Equipment - 0.9%
     167,617    ASM Lithography Holding N.V.*,** ............         2,913,207
     305,286    ASM Lithography Holding N.V.
                   - New York Shares*,** ....................         5,205,126
      88,200    Tokyo Electron, Ltd.** ......................         4,327,225

                                                                     12,445,558

Soap and Cleaning Preparations - 1.9%
   1,861,099    Reckitt Benckiser PLC** .....................        27,130,113

Telecommunication Equipment - 1.7%
   1,797,756    Datacraft Asia, Ltd. ........................         3,919,108
     395,536    Nokia Oyj** .................................        10,199,010
     384,999    Nokia Oyj (ADR)** ...........................         9,444,025

                                                                     23,562,143

Telecommunication Services - 1.3%
     527,733    Amdocs, Ltd.*,** ............................        17,927,090

Telephone - Integrated - 2.9%
   1,021,507    Telefonica S.A.*,** .........................        13,670,166
     789,395    Telefonos de Mexico S.A. (ADR)** ............        27,644,613

                                                                     41,314,779

Television - 1.1%
   3,594,000    Television Broadcasts, Ltd.** ...............        15,578,294

Tobacco - 1.1%
       2,015    Japan Tobacco, Inc.** .......................        12,684,078
     368,716    Korea Tobacco and Ginseng Corp.**,+ .........         2,765,370

                                                                     15,449,448

Transportation - Railroad - 0.5%
      58,243    Canadian National Railway Co.** .............    $    2,798,565
     100,600    Canadian National Railway Co.
                   - New York Shares** ......................         4,856,968

                                                                      7,655,533
--------------------------------------------------------------------------------
Total Common Stock (cost $1,267,359,986) ....................     1,252,202,095
--------------------------------------------------------------------------------
Preferred Stock - 3.3%
Automotive - Cars and Light Trucks - 1.8%
      66,121    Porsche A.G.** ..............................        25,256,325

Multimedia - 0%
     130,972    News Corporation, Ltd. ......................           874,911

Oil Companies - Integrated - 1.5%
     939,723    Petroleo Brasileiro S.A. (ADR) ..............        20,890,042
--------------------------------------------------------------------------------
Total Preferred Stock (cost $44,487,868) ....................        47,021,278
--------------------------------------------------------------------------------
Repurchase Agreement - 8.0%
$113,400,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $113,411,340
                   collateralized by $160,547,943 in
                   Collateralized Mortgage Obligations
                   2.28%-7.135%, 11/25/20-12/25/40 AAA,
                   $450,065 in U.S. Treasury Notes/ Bonds,
                   0%, 2/15/18 with respective values of
                   $115,498,929 and $169,071
                   (cost $113,400,000) ......................       113,400,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 2.5%
                Fannie Mae
  25,000,000       1.95%, 4/17/02 ...........................        24,875,000
                Federal Home Loan Bank System
  10,000,000       1.80%, 2/4/02 ............................         9,983,189
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $34,742,113) ...........        34,858,189
--------------------------------------------------------------------------------
Total Investments (total cost $1,459,989,967) - 102.5% ......     1,447,481,562
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (2.5%)    (35,695,820)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $1,411,785,742
--------------------------------------------------------------------------------



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 33

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Australia                                            0.6%         $    9,115,526
Belgium                                              2.0%             28,894,904
Bermuda                                              4.6%             66,089,334
Brazil                                               2.8%             39,904,702
Canada                                               6.7%             96,722,198
Finland                                              1.6%             22,668,671
France                                               5.8%             83,739,780
Germany                                              4.8%             69,247,540
Hong Kong                                            4.1%             59,935,888
India                                                2.5%             35,599,754
Israel                                               1.4%             20,360,790
Italy                                                0.3%              4,786,048
Japan                                               10.7%            156,804,755
Luxembourg                                           0.7%              9,797,332
Mexico                                               4.8%             69,771,057
Netherlands                                          8.0%            116,394,537
Norway                                               0.4%              5,659,735
Singapore                                            0.3%              3,919,108
South Korea                                          0.5%              7,861,076
Spain                                                2.8%             39,824,313
Sweden                                               1.5%             21,064,566
Switzerland                                          6.4%             92,316,225
Taiwan                                               0.4%              5,649,109
United Kingdom                                      14.3%            207,778,016
United States++                                     12.0%            173,576,598
--------------------------------------------------------------------------------
Total                                              100.0%         $1,447,481,562



++INCLUDES SHORT-TERM SECURITIES (1.7% EXCLUDING SHORT-TERM SECURITIES)

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/26/02            17,200,000      $   24,862,699   $    (564,723)
British Pound 5/10/02            32,550,000          47,013,788        (456,938)
British Pound 5/24/02            14,400,000          20,782,170           83,430
Canadian Dollar 6/21/02          19,350,000          12,120,786           84,935
Euro 2/7/02                       8,900,000           7,910,430          115,368
Euro 4/26/02                     50,800,000          45,030,183          210,607
Euro 5/10/02                     37,000,000          32,783,643           65,522
Euro 5/24/02                     23,800,000          21,078,896         (88,974)
Euro 6/21/02                     47,100,000          41,679,491        (438,878)
Hong Kong Dollar 2/7/02         400,399,000          51,341,850          (4,451)
Japanese Yen 1/22/02             30,000,000             229,195           17,313
Japanese Yen 4/26/02          7,590,000,000          58,273,885        4,168,928
Japanese Yen 5/10/02            600,000,000           4,610,309          255,574
Japanese Yen 5/24/02          5,800,000,000          44,601,935        3,460,745
Japanese Yen 6/21/02            180,000,000           1,386,414           27,125
Mexican Peso 4/26/02            110,000,000          11,756,575        (350,637)
South Korean Won
  1/28/02                     4,600,000,000           3,466,466           61,038
Swiss Franc 4/26/02              25,000,000          15,070,833           25,849
Swiss Franc 5/24/02              15,000,000           9,043,772          149,917
Swiss Franc 6/21/02              15,000,000           9,045,044         (57,628)
--------------------------------------------------------------------------------
Total                                            $  462,088,364   $    6,764,122



SEE NOTES TO SCHEDULES OF INVESTMENTS.

34 JANUS ASPEN SERIES / DECEMBER 31, 2001

                     JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

[PHOTO]
Helen Young Hayes
portfolio manager

[PHOTO]
Laurence Chang
portfolio manager

For the 12-month period ended December 31, 2001, Janus Aspen Worldwide Growth Portfolio lost 22.44% for its Institutional Shares and 22.62% for its Service Shares, underperforming the 16.82% loss recorded by its benchmark, the Morgan Stanley Capital International World Index.(1)

The Portfolio's performance was below the standards we set for ourselves. Working against us was a very difficult investing environment characterized by surprisingly rapid declines in economic growth around the world and a collapse in corporate profitability. Economic weakness first appeared in the U.S. late last year in the form of a massive drop in capital investment that was virtually unprecedented in terms of both its speed and severity. This weakness ultimately forced companies - particularly in high-growth sectors such as technology and telecommunications - to reduce earnings estimates and lay off large numbers of workers in an effort to adjust to slackening demand. Despite this, consumer spending and confidence remained relatively resilient after briefly slipping in the aftermath of the September terrorist attacks. By year-end, stocks regained some positive momentum as tentative signs the U.S. economy was bottoming appeared and investors bid shares higher on optimism for a recovery.

Although the major economies of Europe and, to a lesser extent, Asia, were able to sidestep much of the U.S.-led weakness during the first few months of the period, by year-end it was clear that the economic malaise that began with the U.S. corporate sector had spread overseas. Japan slumped deeper into its decade-long economic malaise, and saw the yen weaken at year end. There was little positive news in the emerging markets, with Latin America hurt by the political and economic turmoil in Argentina, and with many high-tech dependent Asian economies suffering from a decline in these industries. Most European economies proved vulnerable to the faltering U.S. economy. Stock prices in nearly all major global markets declined in response, and virtually all worldwide indices finished the year in the red.

While the relatively aggressive stance we held at the beginning of the year clearly inflicted some damage as the sell-off in high-growth areas of the market continued, as early as the end of last year we began responding to these trends by taking a more defensive stance within the Portfolio. We sold stocks we believed to be most at risk from a slowing economy while adding positions that were better poised to weather the storm. Consequently, we took profits in many richly valued technology names, such as Internet security firm Checkpoint Software, and increased the balance of the Portfolio by adding to a number of more modestly valued stocks in a wide variety of industries including healthcare, consumer staples, financial services, and energy.

These moves ultimately aided performance. For example, stocks like Diageo, the U.K.-based spirits company, easily outperformed the broader markets, as investors sought the relative safety and stability of earnings these types of companies can provide in times of economic turmoil.

Similar trends worked in favor of U.S.-based healthcare giant Johnson & Johnson. In addition to the relative insulation from swings in the economic cycle enjoyed by many of its products, the company has also benefited from its efforts to market a drug-coated cardiac stent. In clinical tests, Johnson & Johnson's heparin-coated stent was shown to reduce arterial scarring in heart patients for periods of up to 200 days, thereby significantly reducing the need for additional surgery. The new device promises to emerge as a significant and recurring source of cash beginning in 2002 and 2003.

Unfortunately, these and other successes were unable to fully compensate for weakness in other areas. Two of our most notable disappointments were wireless holdings China Mobile and NTT DoCoMo, the Japanese telecom services company. While lingering concerns related to the roll-out of "third generation" services joined a noticeable deceleration in growth rates across the industry to create a difficult environment, company-specific developments such as lackluster interim results and unexpectedly low usage and revenue performance by prepaid customers worked against China Mobile. At the same time, NTT DoCoMo fell after reining in high investor expectations surrounding the early October launch of its next-generation services. Increased competition from European competitor Vodafone in DoCoMo's home market of Japan also pressured the stock.

In closing, although the tragic events of September 11 made a difficult situation worse, markets have recently shown important signs of stability, while central banks around the world have flooded markets with liquidity in a bid to shore up the global financial system. While the timing and curve of a global recovery remain uncertain, we believe that the companies which comprise our Portfolio are poised to participate in an upturn.

Thank you for your continued investment in Janus Aspen Worldwide Growth
Portfolio.

Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              93.1%                82.1%
  Foreign                                             53.4%                52.5%
Top 10 Equities                                       22.6%                25.0%
Number of Stocks                                        142                  116
Cash and Cash Equivalents                              6.9%                17.9%
--------------------------------------------------------------------------------



(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 35

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                (22.44)%
  5 Year                                                                  11.12%
  From Inception                                                          15.75%
--------------------------------------------------------------------------------

Morgan Stanley Capital International World Index
  1 Year                                                                (16.82)%
  5 Year                                                                   5.37%
  From Inception Date of Institutional Shares                              7.91%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (22.62)%
  5 Year                                                                  10.77%
  From Portfolio Inception                                                15.43%
--------------------------------------------------------------------------------



Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanley Capital International World Index is defined as a world index measuring market performance in 23 countries, including the US. It's weighted by both country and industry and is divided into 8 economic sectors and 38 industry groups; managed by Morgan Stanley Capital International. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Worldwide Growth Portfolio - Institutional Shares and the Morgan Stanley Capital International World Index. Janus Aspen Worldwide Growth Portfolio - Institutional Shares is represented by a shaded area of green. The Morgan Stanley Capital International World Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 13, 1993, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Worldwide Growth Portfolio - Institutional Shares ($33,667) as compared to the Morgan Stanley Capital International World Index ($18,805).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (22.44)%
Five Year, 11.12%
Since 9/13/93,* 15.75%

Janus Aspen Worldwide Growth
Portfolio - Institutional Shares
- $33,667

Morgan Stanley Capital
International World
Index - $18,805

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Common Stock - 91.1%
Advertising Services - 0.1%
     309,145    WPP Group PLC** .............................    $    3,424,221

Aerospace and Defense - 1.3%
     492,800    Boeing Co. ..................................        19,110,784
     366,670    General Dynamics Corp. ......................        29,201,599
      60,485    Northrop Grumman Corp. ......................         6,097,493
     690,385    Raytheon Co. ................................        22,416,801

                                                                     76,826,677

Applications Software - 1.2%
   1,045,890    Microsoft Corp.* ............................        69,311,130

Audio and Video Products - 0.9%
   1,203,400    Sony Corp.** ................................        55,000,512

Automotive - Cars and Light Trucks - 2.0%
   1,026,714    BMW A.G.** ..................................        36,155,088
   5,869,000    Nissan Motor Company, Ltd.** ................        31,122,811
   2,079,000    Toyota Motor Corp.** ........................        52,665,047

                                                                    119,942,946

Beverages - Non-Alcoholic - 0.4%
     442,850    PepsiCo, Inc. ...............................        21,562,367

Beverages - Wine and Spirits - 1.2%
   6,318,084    Diageo PLC** ................................        72,211,646

Brewery - 0.3%
     387,381    Heineken N.V.** .............................        14,689,919

Broadcast Services and Programming - 3.5%
   2,408,486    Clear Channel Communications, Inc.* .........    $  122,616,022
   1,864,150    Grupo Televisa S.A. (GDR)*,** ...............        80,493,997

                                                                    203,110,019

Cable Television - 1.6%
   1,994,902    Comcast Corp. - Special Class A* ............        71,816,472
     724,875    USA Networks, Inc.* .........................        19,796,336

                                                                     91,612,808

Cellular Telecommunications - 4.6%
   1,408,175    AT&T Wireless Services, Inc.* ...............        20,235,475
  21,224,740    China Mobile, Ltd.*,** ......................        74,715,353
      10,202    NTT DoCoMo, Inc.** ..........................       119,877,021
  16,107,563    Vodafone Group PLC** ........................        42,139,074
     412,895    Vodafone Group PLC (ADR)** ..................        10,603,144

                                                                    267,570,067

Chemicals - Diversified - 0.6%
     446,857    Akzo Nobel N.V.** ...........................        19,953,218
     552,600    Bayer A.G.** ................................        17,565,177

                                                                     37,518,395

Commercial Banks - 0.2%
     506,817    Fortis** ....................................        13,131,599

Commercial Services - Financial - 0.2%
     306,631    Paychex, Inc. ...............................        10,686,090

SEE NOTES TO SCHEDULES OF INVESTMENTS.

36 JANUS ASPEN SERIES / DECEMBER 31, 2001

                     JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Computer Services - 1.2%
     106,745    BISYS Group, Inc.* ..........................    $    6,830,613
     765,495    Electronic Data Systems Corp. ...............        52,474,682
     395,735    SunGard Data Systems, Inc.* .................        11,448,614

                                                                     70,753,909

Computers - 0.5%
     262,970    IBM Corp. ...................................        31,808,851

Cosmetics and Toiletries - 0.7%
   1,213,705    Estee Lauder Companies, Inc. - Class A ......        38,911,382

Cruise Lines - 0.2%
     405,760    Carnival Corp. ..............................        11,393,741

Data Processing and Management - 1.1%
     230,470    Automatic Data Processing, Inc. .............        13,574,683
     252,795    First Data Corp. ............................        19,831,768
     686,095    Fiserv, Inc.* ...............................        29,035,540

                                                                     62,441,991

Diversified Financial Services - 2.9%
   3,406,084    Citigroup, Inc. .............................       171,939,120

Diversified Operations - 7.7%
   1,585,550    Cendant Corp.* ..............................        31,092,636
   3,015,500    General Electric Co. ........................       120,861,240
     867,480    Honeywell International, Inc. ...............        29,338,174
   4,629,930    Tyco International, Ltd. ....................       272,702,877

                                                                    453,994,927

Electronic Components - 0.6%
     144,080    Celestica, Inc. - New York Shares*,** .......         5,819,391
     343,850    Flextronics International, Ltd.* ............         8,248,962
     109,040    Samsung Electronics** .......................        23,161,141

                                                                     37,229,494

Electronic Components - Semiconductors - 2.0%
     167,000    Rohm Company, Ltd.** ........................        21,674,580
   2,084,916    STMicroelectronics N.V.** ...................        66,921,748
     910,654    STMicroelectronics N.V.
                   - New York Shares** ......................        28,840,412

                                                                    117,436,740

Enterprise Software/Services - 0.4%
   1,095,320    Oracle Corp.* ...............................        15,126,369
      66,464    SAP A.G.** ..................................         8,711,586

                                                                     23,837,955

Entertainment Software - 0.2%
     205,230    Electronic Arts, Inc.* ......................        12,303,539

Fiduciary Banks - 1.8%
   1,360,060    Bank of New York Company, Inc. ..............        55,490,448
     481,450    Northern Trust Corp. ........................        28,992,919
     399,490    State Street Corp. ..........................        20,873,353

                                                                    105,356,720


Finance - Credit Card - 0.6%
   1,064,652    American Express Co. ........................        37,997,430

Finance - Investment Bankers/Brokers - 0.7%
     456,385    Goldman Sachs Group, Inc. ...................        42,329,709

Finance - Mortgage Loan Banker - 0.7%
     524,905    Fannie Mae ..................................        41,729,948

Food - Diversified - 1.7%
   1,732,475    Unilever N.V.** .............................       101,577,191

Food - Retail - 2.1%
   3,545,437    Koninklijke Ahold N.V.** ....................    $  103,163,309
   4,655,102    Safeway PLC** ...............................        21,680,307

                                                                    124,843,616
Food - Wholesale/Distribution - 0.2%
     467,170    SYSCO Corp. .................................        12,249,197

Human Resources - 0.3%
   2,210,587    Capita Group PLC** ..........................        15,719,811

Insurance Brokers - 0.5%
     277,480    Marsh & McLennan Companies, Inc. ............        29,815,226

Internet Security - 0.4%
     605,965 Check Point Software Technologies, Ltd.* .......        24,171,944

Life and Health Insurance - 0.9%
     597,685    CIGNA Corp. .................................        55,375,515

Machinery - Electrical - 0.5%
     644,880    Schneider Electric S.A.** ...................        31,006,026

Medical - Biomedical and Genetic - 0.6%
     262,845    Amgen, Inc.* ................................        14,834,972
     204,935    Genentech, Inc.* ............................        11,117,724
     300,056    Human Genome Sciences, Inc.* ................        10,117,888

                                                                     36,070,584

Medical - Drugs - 11.6%
     789,965    Abbott Laboratories .........................        44,040,549
     661,675    American Home Products Corp. ................        40,600,378
   1,152,371    AstraZeneca Group PLC** .....................        51,994,125
   2,349,626    GlaxoSmithKline PLC** .......................        58,917,232
     362,228    Novartis A.G.** .............................        13,090,291
     128,285    OSI Pharmaceuticals, Inc.* ..................         5,867,756
   3,122,085    Pfizer, Inc. ................................       124,415,087
     674,125    Pharmacia Corp. .............................        28,751,431
     676,281    Roche Holdings A.G.** .......................        48,268,253
     481,469    Sanofi-Synthelabo S.A.** ....................        35,924,091
     264,539    Sepracor, Inc.* .............................        15,094,595
      35,276    Serono S.A. - Class B** .....................        30,786,744
   2,008,000    Takeda Chemical Industries, Ltd.** ..........        90,854,889
     837,500    Teva Pharmaceutical Industries, Ltd. (ADR) ..        51,615,125
   1,641,000    Yamanouchi Pharmaceutical
                   Company, Ltd.** ..........................        43,322,607

                                                                    683,543,153

Medical - HMO - 0.3%
     208,935    UnitedHealth Group, Inc. ....................        14,786,330

Medical Instruments - 1.2%
   1,350,659    Medtronic, Inc. .............................        69,167,247

Medical Products - 0.9%
     193,120    Baxter International, Inc. ..................        10,357,026
     718,301    Johnson & Johnson ...........................        42,451,589

                                                                     52,808,615

Metal Processors and Fabricators - 0.9%
   3,572,077    Assa Abloy A.B. - Class B ...................        51,420,359

Money Center Banks - 2.6%
   6,405,576    Banco Bilbao Vizcaya Argentaria S.A.** ......        79,276,859
   1,812,229    Lloyds TSB Group PLC** ......................        19,695,842
   3,176,601    Standard Chartered PLC** ....................        37,986,606
     349,654    UBS A.G.*,** ................................        17,648,125

                                                                    154,607,432

Mortgage Banks - 0.3%
   1,050,072    Abbey National PLC** ........................        15,007,181

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 37

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Multi-Line Insurance - 1.5%
   1,533,843    Aegon N.V.** ................................    $   41,517,189
     986,955    Allstate Corp. ..............................        33,260,384
     620,297    Axa** .......................................        12,962,424

                                                                     87,739,997

Multimedia - 4.5%
   1,650,697    AOL Time Warner, Inc.* ......................        52,987,374
     708,135    McGraw-Hill Companies, Inc. .................        43,182,072
     750,939    News Corporation, Ltd. ......................         6,005,045
      36,540    News Corporation, Ltd. (ADR) ................         1,162,337
     734,471    Reuters Group PLC** .........................         7,292,970
   2,112,151    Viacom, Inc. - Class B* .....................        93,251,467
   3,029,665    Walt Disney Co. .............................        62,774,659

                                                                    266,655,924

Oil - Field Services - 0.4%
     442,150    Schlumberger, Ltd. ..........................        24,296,143

Oil Companies - Exploration and Production - 0.6%
     645,785    Anadarko Petroleum Corp. ....................        36,712,877

Oil Companies - Integrated - 5.1%
   5,798,008    BP Amoco PLC** ..............................        45,010,939
   1,776,062    PanCanadian Energy Corp.** ..................        45,952,013
      81,799    PanCanadian Energy Corp.
                  - New York Shares** ......................          2,126,774
 141,136,000    PetroChina Company, Ltd.** ..................        24,977,100
   2,084,920    Petroleo Brasileiro S.A. (ADR) ..............        48,578,636
   1,819,153    Repsol - YPF S.A.** .........................        26,531,180
     119,047    Royal Dutch Petroleum Co.** .................         6,031,206
     684,089    Total Fina Elf** ............................        97,699,067

                                                                    296,906,915

Optical Supplies - 0.3%
     278,700    Hoya Corp.** ................................        16,650,552

Petrochemicals - 0.6%
   5,392,152    Reliance Industries, Ltd. ...................        34,123,086

Property and Casualty Insurance - 0.2%
   1,502,000    Tokio Marine and Fire Insurance
                   Company, Ltd.** ..........................        10,979,065

Publishing - Books - 0.5%
   1,197,860    Elsevier N.V.** .............................        14,163,728
   1,671,446    Reed International PLC** ....................        13,886,762

                                                                     28,050,490

Publishing - Newspapers - 0.5%
   2,783,886    Pearson PLC** ...............................        32,105,714

Publishing - Periodicals - 0.7%
   1,884,258    Wolters Kluwer N.V.** .......................        42,949,071

Reinsurance - 1.6%
      82,332    Muenchener Rueckversicherungs
                   - Gesellschaft A.G.** ....................        22,358,463
     699,456    Swiss Re** ..................................        70,354,668

                                                                     92,713,131
Retail - Discount - 1.8%
     266,555    Costco Wholesale Corp.* .....................        11,829,711
     595,455    Target Corp. ................................        24,443,428
   1,213,245    Wal-Mart Stores, Inc. .......................        69,822,250

                                                                    106,095,389

Retail - Drug Store - 0.6%
   1,043,455    Walgreen Co. ................................        35,122,695

Security Services - 0.9%
   2,886,968    Securitas A.B. - Class B ....................      $ 54,768,695

Semiconductor Components/Integrated Circuits - 0.7%
  15,830,000    Taiwan Semiconductor Manufacturing
                   Company, Ltd.* ...........................        39,586,276

Semiconductor Equipment - 0.8%
     474,775    Applied Materials, Inc. .....................        19,038,478
     606,561    ASM Lithography Holding N.V.*,** ............        10,542,115
   1,079,826    ASM Lithography Holding N.V.
                   - New York Shares*,** ....................        18,411,033

                                                                     47,991,626

Soap and Cleaning Preparations - 0.4%
   1,715,881    Reckitt Benckiser PLC** .....................        25,013,202

Super-Regional Banks - 0.4%
   1,071,845    U.S. Bancorp ................................        22,433,716

Telecommunication Equipment - 1.4%
   1,337,964    Nokia Oyj** .................................        34,499,788
   1,953,996    Nokia Oyj (ADR)** ...........................        47,931,522

                                                                     82,431,310



Telecommunication Services - 0.8%
   1,334,855    Amdocs, Ltd.*,** ............................        45,345,024

Telephone - Integrated - 1.6%
   1,655,376    Telefonica S.A.*,** .........................        22,152,823
   2,124,220    Telefonos de Mexico S.A. (ADR)** ............        74,390,184

                                                                     96,543,007

Tobacco - 0.5%
     619,210    Philip Morris Companies, Inc. ...............        28,390,779

Transportation - Services - 0.3%
     280,410    United Parcel Service, Inc. - Class B .......        15,282,345
--------------------------------------------------------------------------------
Total Common Stock (cost $5,060,589,175) ....................     5,357,120,308
--------------------------------------------------------------------------------
Preferred Stock - 2.0%
Automotive - Cars and Light Trucks - 0.6%
      98,325    Porsche A.G.** ..............................        37,557,328

Multimedia - 0.1%
     553,187    News Corporation, Ltd. ......................         3,695,366

Oil Companies - Integrated - 1.3%
   3,562,137    Petroleo Brasileiro S.A. (ADR) ..............        79,186,306
--------------------------------------------------------------------------------
Total Preferred Stock (cost $119,453,967) ...................       120,439,000
--------------------------------------------------------------------------------
Repurchase Agreement - 1.4%
$ 80,000,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be
                   repurchased at $80,008,000
                   collateralized by $113,261,335 in
                   Collateralized Mortgage Obligations
                   2.28%-7.135%, 11/25/20-12/25/40
                   AAA, $317,506 in U.S. Treasury
                   Notes/Bonds, 0%, 2/15/18
                   with respective values of
                   $81,480,726 and $119,274
                   (cost $80,000,000) .......................        80,000,000
--------------------------------------------------------------------------------
Time Deposit - 1.6%
                State Street Bank and Trust Co.
  95,600,000       1.65%, 1/2/02 (cost $95,600,000) .........        95,600,000
--------------------------------------------------------------------------------

SEE NOTES TO SCHEDULES OF INVESTMENTS.

38 JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
U.S. Government Agencies - 4.0%
                Fannie Mae
$ 50,000,000       2.16%, 4/4/02 ............................    $   49,750,000
                Federal Home Loan Bank System:
  50,000,000       2.20%, 1/9/02 ............................        49,975,556
  25,000,000       1.78%, 2/4/02 ............................        24,957,972
  20,000,000       1.75%, 4/15/02 ...........................        19,900,000
  30,000,000       1.95%, 5/1/02 ............................        29,812,500
  50,000,000       1.74%, 5/15/02 ...........................        49,687,500
                Freddie Mac
  10,000,000       1.82%, 1/29/02 ...........................         9,985,844
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $234,023,011) ..........       234,069,372
--------------------------------------------------------------------------------
Total Investments (total cost $5,589,666,153) - 100.1% ......     5,887,228,680
--------------------------------------------------------------------------------
Total Liabilities, Less Cash and Other Assets - (0.1%) ......       (8,108,907)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $5,879,119,773
--------------------------------------------------------------------------------



SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Australia                                            0.2%         $   10,862,748
Belgium                                              0.2%             13,131,599
Bermuda                                              4.6%            272,702,877
Brazil                                               2.2%            127,764,942
Canada                                               0.9%             53,898,178
Finland                                              1.4%             82,431,310
France                                               3.0%            177,591,608
Germany                                              2.1%            122,347,642
Hong Kong                                            1.7%             99,692,453
India                                                0.6%             34,123,086
Israel                                               1.3%             75,787,069
Japan                                                7.5%            442,147,084
Mexico                                               2.6%            154,884,181
Netherlands                                          6.3%            372,997,979
Singapore                                            0.1%              8,248,962
South Korea                                          0.4%             23,161,141
Spain                                                2.2%            127,960,862
Sweden                                               1.8%            106,189,054
Switzerland                                          4.7%            275,910,241
Taiwan                                               0.7%             39,586,276
United Kingdom                                       8.8%            518,033,800
United States++                                     46.7%          2,747,775,588
--------------------------------------------------------------------------------
Total                                              100.0%         $5,887,228,680



++INCLUDES SHORT-TERM SECURITIES (39.7% EXCLUDING SHORT-TERM SECURITIES)

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001



Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 2/7/02              2,400,000      $    3,484,370   $     (22,106)
British Pound 4/26/02            18,000,000          26,019,103        (590,990)
British Pound 5/10/02            76,000,000         109,771,057      (1,015,607)
British Pound 5/24/02            61,400,000          88,612,865          355,735
Canadian Dollar 2/7/02            5,500,000           3,445,276           99,680
Canadian Dollar 6/21/02           5,100,000           3,194,626            9,697
Euro 2/7/02                      20,900,000          18,576,177          270,921
Euro 4/26/02                    129,100,000         114,436,941          466,125
Euro 5/10/02                    101,800,000          90,199,321          771,484
Euro 5/24/02                     82,600,000          73,156,169        (110,914)
Euro 6/21/02                     69,000,000          61,059,127        (582,885)
Hong Kong Dollar 2/7/02         670,200,000          85,937,547          (8,896)
Japanese Yen 1/22/02          2,000,000,000          15,279,667        1,154,187
Japanese Yen 2/7/02           1,400,000,000          10,705,230        1,169,240
Japanese Yen 4/26/02         17,925,000,000         137,623,108        9,352,366
Japanese Yen 5/10/02         11,800,000,000          90,669,417        6,725,714
Japanese Yen 5/24/02          9,300,000,000          71,516,896        5,231,488
Japanese Yen 6/21/02            380,000,000           2,926,873           57,263
Mexican Peso 4/26/02            194,000,000          20,734,323        (618,398)
South Korean Won
  1/28/02                    12,990,000,000           9,788,998          131,268
Swiss Franc 4/26/02              95,200,000          57,389,732          109,266
Swiss Franc 5/24/02               3,900,000           2,351,381            7,074
Swiss Franc 6/21/02              43,900,000          26,471,829        (168,652)
--------------------------------------------------------------------------------
Total                                            $1,123,350,033   $   22,793,060



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 39

JANUS ASPEN GLOBAL LIFE SCIENCES PORTFOLIO

[PHOTO]
Thomas Malley
portfolio manager

For the 12-month period ended December 31, 2001, Janus Aspen Global Life Sciences Portfolio reported a loss of 16.43% for its Institutional Shares and 16.76% for its Service Shares. This trailed the Portfolio's benchmark, the S&P 500 Index, which was down 11.88%.(1)

Frankly, the overall performance of the Portfolio was not where I wanted it to be. While we saw rallies in January, April and toward year-end, there was a negative sentiment overhanging the market for most of the period. With the seemingly endless parade of corporate earnings shortfalls, a recession and the tragic events of September 11, the market had its share of volatility to work through. Fortunately by year's end, the negativity seemed to ease, and relative stability had taken hold.

Against this tough backdrop, many of our biotech holdings lost some ground. Of course, stock performance has little or no impact on a company's clinical work, so as progress continues to be made in areas such as drug treatment and medical device research, we continue to be encouraged by the prospects of many of our holdings.

Nonetheless, some of our smaller biotech holdings slumped due to an overall flight by investors to larger, more liquid names. Among the laggards were NPS Pharmaceuticals, which has a strong pipeline highlighted by an osteoporosis treatment in late-phase clinical trials; Neurogen, which hired William Koster, a longtime Bristol-Myers Squibb executive, as chief executive officer; and Immunomedics, which reported solid progress in late-phase trials of its non-Hodgkins lymphoma treatment, LymphoCide. Thus, we viewed price drops in these stocks as opportunities to add to our positions.

Despite the attention focused on their competitive threat, generic drug stocks such as Teva Pharmaceuticals and Ivax Corp. posted lackluster results for the period. Contributing to their underperformance were concerns over pending lawsuits with incumbent drug companies and a potential slowdown in new product approvals by the Food and Drug Administration (FDA). With Washington, D.C., focused on the war against terrorism, the top seat at the FDA, vacated last January, has yet to be filled. Even with its lack of leadership, however, the FDA has gone through with a number of product reviews. Moreover, we believe that the generic market opportunity will only expand as consumers and healthcare organizations look to contain drug costs. Consequently, we maintained our exposure to select generic-drug concerns as a balance to our weighting in more traditional, branded pharmaceutical companies.

On a more positive note, we saw gains from Baxter International, a medical-product and device maker whose management team has a penchant for making strategically opportunistic moves. Not only did Baxter experience solid growth across all of its business lines, it bolstered its drug-delivery unit with the acquisition of Cook Pharmaceutical Solutions, enhanced its cancer-treatment arm with the purchase of the oncology department of Germany's Degussa AG, and received FDA approval to expand capacity at one of its hemophilia-treatment production facilities.

Cardiac-device developer, St. Jude Medical, rallied on the strength of its new implantable cardioverter defibrillator line, which topped sales goals. The device helps heart-disease patients at risk of sudden cardiac arrest and enhances an already strong portfolio of pacemakers. The company also developed a product that attaches blood vessels together during heart surgery, a procedure that is more efficient than traditional hand-sewing.

As we sought to position the Portfolio for a potential economic rebound, we capitalized on buying opportunities created by market volatility. For example, we initiated a position in Eli Lilly and Co. after the stock lost ground on concerns over an upcoming review of one of its new drugs. Our confidence in the company and its product paid off when the stock subsequently rebounded on news that the drug Xigris, a treatment for the potentially-fatal blood condition sepsis, won final FDA approval.

Looking ahead, we believe U.S. healthcare spending will grow at double-digit rates over the next five to 10 years, driven by new technology and an aging population. This steady growth should fuel profits across the healthcare arena and reinforce our confidence in the Portfolio's positioning for long-term performance.

Regardless of macroeconomic events, our responsibility is to create the right balance of long-term opportunity and ongoing performance from the many investment choices within the life sciences sector. Although market volatility and extraneous events can heighten this challenge, we're confident our fundamental analysis will provide us the edge that's necessary to meet this task.

Thank you for your continued investment in Janus Aspen Global Life Sciences Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              95.7%                87.6%
  Foreign                                             22.6%                10.8%
Top 10 Equities                                       33.4%                28.7%
Number of Stocks                                         56                   60
Cash and Cash Equivalents                              4.3%                12.4%
--------------------------------------------------------------------------------


(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

40 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 1/18/00)
  1 Year                                                                (16.43)%
  From Inception                                                        (11.96)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Portfolio Inception                                              (10.34)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 1/18/00)
  1 Year                                                                (16.76)%
  From Inception                                                        (12.23)%
--------------------------------------------------------------------------------



This Portfolio concentrates in certain industry groups, which may react similarly to market developments (resulting in greater price volatility), and may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Global Life Sciences Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Global Life Sciences Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, January 18, 2000, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Global Life Sciences Portfolio - Institutional Shares ($7,797) as compared to the S&P 500 Index ($8,082).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (16.43)%
Since 1/18/00,* (11.96)%

Janus Aspen Global Life Sciences Portfolio - Institutional Shares - $7,797

S&P 500 INDEX - $8,082

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE

Common Stock - 95.7%
Chemicals - Diversified - 1.2%
      18,277    Bayer A.G. ..................................         $ 580,960

Chemicals - Specialty - 1.2%
      29,720    Symyx Technologies, Inc.* ...................           631,253

Diagnostic Equipment - 2.6%
      50,075    Cytyc Corp.* ................................         1,306,957

Drug Delivery Systems - 1.7%
      12,065    Andrx Group, Inc.* ..........................           849,497

Health Care Cost Containment - 1.2%
      16,825    McKesson Corp. ..............................           629,255

Instruments - Scientific - 0.5%
       6,525    Applied Biosystems Group - Applera Corp. ....           256,237

Medical - Biomedical and Genetic - 6.1%
      14,655    Cellegy Pharmaceuticals, Inc.* ..............           125,740
      13,240    Genentech, Inc.* ............................           718,270
      12,455    Genzyme Corp.* ..............................           745,556
      27,130    Immunomedics, Inc.* .........................           549,654
      26,690    Protein Design Labs, Inc.* ..................           878,902
       7,660    Third Wave Technologies, Inc.* ..............            56,301

                                                                      3,074,423

Medical - Drugs - 39.0%
       6,590    Altana A.G. .................................    $      327,998
      24,795    American Home Products Corp. ................         1,521,421
      38,050    Biovail Corp. - New York Shares* ............         2,140,312
      13,355    CIMA Labs, Inc.* ............................           482,783
      30,000    Daiichi Pharmaceutical Company, Ltd.** ......           583,702
      10,290    Eli Lilly and Co. ...........................           808,177
      25,325    Ivax Corp.* .................................           510,045
      31,810    King Pharmaceuticals, Inc.* .................         1,340,155
      14,833    Novo Nordisk S.A. ...........................           606,613
      18,795    OSI Pharmaceuticals, Inc.* ..................           859,683
      41,910    Pfizer, Inc. ................................         1,670,114
      30,035    Priority Healthcare Corp. - Class B* ........         1,056,932
      26,723    Sanofi-Synthelabo S.A. ......................         1,993,897
      21,345    Sepracor, Inc.* .............................         1,217,946
         803    Serono S.A. - Class B .......................           700,810
      26,275    Shire Pharmaceuticals Group PLC (ADR)*,** ...           961,665
     403,646    SkyePharma PLC*,** ..........................           359,826
      29,415    Teva Pharmaceutical Industries, Ltd. (ADR) ..         1,812,846
      22,000    Yamanouchi Pharmaceutical Company, Ltd.** ...           580,803

                                                                     19,535,728

Medical - Generic Drugs - 2.2%
       2,330    Pharmaceutical Resources, Inc.* .............            78,754
      29,880    Pharmaceutical Resources, Inc.*,ss. .........         1,009,944

                                                                      1,088,698



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 41

JANUS ASPEN GLOBAL LIFE SCIENCES PORTFOLIO

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Medical - HMO - 7.1%
       6,365    Anthem, Inc.* ...............................    $      315,067
      40,680    Oxford Health Plans, Inc.* ..................         1,226,095
      14,140    UnitedHealth Group, Inc. ....................         1,000,688
       8,535    Wellpoint Health Networks, Inc.* ............           997,315

                                                                      3,539,165

Medical - Hospitals - 6.1%
      25,250    HCA, Inc. ...................................           973,135
      50,905    Health Management Associates, Inc.
                   - Class A* ...............................           936,652
      19,725    Tenet Healthcare Corp.* .....................         1,158,252

                                                                      3,068,039

Medical - Wholesale Drug Distributors - 1.7%
      13,660    AmerisourceBergen Corp. .....................           868,093

Medical Instruments - 6.3%
      29,512    Biomet, Inc. ................................           911,921
      14,955    Medtronic, Inc. .............................           765,846
      18,900    St. Jude Medical, Inc.* .....................         1,467,585

                                                                      3,145,352

Medical Labs and Testing Services - 3.3%
      20,540    Laboratory Corporation of
                   America Holdings* ........................         1,660,659

Medical Products - 7.5%
      34,070    Baxter International, Inc. ..................         1,827,174
      17,210    Becton, Dickinson and Co. ...................           570,511
      15,390    Cerus Corp.* ................................           704,092
     110,129    Smith & Nephew PLC** ........................           664,815

                                                                      3,766,592

Retail - Drug Store - 1.1%
      16,050    Walgreen Co. ................................           540,243

Therapeutics - 6.9%
     140,000    AtheroGenics, Inc.* .........................           847,000
      34,570    Cell Therapeutics, Inc.* ....................           834,520
       6,250    Gilead Sciences, Inc.* ......................           410,750
      17,470    ILEX Oncology, Inc.* ........................           472,389
      11,360    Neurogen Corp.* .............................           198,573
      18,205    NPS Pharmaceuticals, Inc.* ..................           697,251

                                                                      3,460,483
--------------------------------------------------------------------------------
Total Common Stock (cost $43,961,310) .......................        48,001,634
--------------------------------------------------------------------------------
Repurchase Agreement - 4.0%
$  2,000,000    ABN AMRO Bank N.V., 1.80%
                    dated 12/31/01, maturing 1/2/02 to be
                    repurchased at $2,000,200
                    collateralized by $2,831,533 in
                    Collateralized Mortgage Obligations
                    2.28%-7.135%, 11/25/20-12/25/40 AAA,
                    $7,938 in U.S. Treasury Notes/Bonds,
                    0%, 2/15/18 with respective values of
                    $2,037,018 and $2,982
                    (cost $2,000,000) ........................        2,000,000
--------------------------------------------------------------------------------
Total Investments (total cost $45,961,310) - 99.7% ..........        50,001,634
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.3%           131,070
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   50,132,704
--------------------------------------------------------------------------------



SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001



Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Canada                                               4.3%         $    2,140,312
Denmark                                              1.2%                606,613
France                                               4.0%              1,993,897
Germany                                              1.8%                908,958
Israel                                               3.6%              1,812,846
Japan                                                2.3%              1,164,505
Switzerland                                          1.4%                700,810
United Kingdom                                       4.0%              1,986,306
United States++                                     77.4%             38,687,387
--------------------------------------------------------------------------------
Total                                              100.0%         $   50,001,634



++INCLUDES SHORT-TERM SECURITIES (73.4% EXCLUDING SHORT-TERM SECURITIES)

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001



Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/26/02               240,000      $      346,921   $      (7,879)
British Pound 5/24/02                80,000             115,457              274
Japanese Yen 5/24/02             32,000,000             246,080            6,581
--------------------------------------------------------------------------------
Total                                            $      708,458   $      (1,024)



SEE NOTES TO SCHEDULES OF INVESTMENTS.

42 JANUS ASPEN SERIES / DECEMBER 31, 2001

          JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

[PHOTO]
Mike Lu
portfolio manager

For the 12-month period ended December 31, 2001, Janus Aspen Global Technology Portfolio declined 37.07% for its Institutional Shares and 37.31% for its Service Shares. This compares to a loss of 11.88% for the S&P 500 Index, the Portfolio's benchmark.(1)

Without a doubt, the Portfolio's recent performance has not lived up to my expectations. The past year was a challenging one for the global economy, and for technology companies in particular. While the downturn affected only specific market segments early on, almost every company in the industry felt the decline eventually. Though tech stocks rallied toward year end, the NASDAQ Composite Index still recorded a loss of more than 20% for the period. During this difficult time, we maintained our efforts to understand the end-demand for each of our companies' products and services. This helped us identify several potential emerging trends for demand growth early on - particularly in select software, outsourcing and semiconductor areas.

However, the tragedies of September 11 significantly altered these trends, at least temporarily, creating an environment of uncertainty across the economy, which caused a short-term shift in spending priorities.

Part of this reprioritization has led to increased spending on ensuring the security and robustness of our nation's infrastructure. Most visible is the beefing up of security at airports, post offices and public gathering places. However, there is also significant spending being focused on less visible areas such as network security. Today's economy depends on a broad array of interconnected networks, and any major disruption in data flow or loss of data can reverberate throughout the world economy with severe consequences.

That said, many of our long-time holdings provide the necessary components for enhanced network manageability, security and availability. VERITAS is an excellent example. As the premier storage management software provider, it offers data backup, restoration and availability solutions that span nearly all hardware and networking platforms - from Sun Microsystems to IBM to Microsoft. VERITAS was put to the ultimate test after the September 11 events, as it helped over 100 customers affected by the attacks to restore their lost data. Impressively, they achieved a 100% recovery rate for these customers. While VERITAS' stock has performed poorly over the past year, due in part to an anticipated slowdown in growth, we see the company continuing to build upon its solid franchise. Furthermore, with no letup in research and development, we feel the company will emerge from the slowdown with stronger product portfolios than ever. Needless to say, we capitalized on the market's knee-jerk reaction by picking up some additional shares.

For some time now the Portfolio has had three major investment themes: 1) companies with subscription-based revenues, thus offering near-term earnings visibility; 2) companies that are capitalizing on emerging end-demand shifts, which provide growth potential in the near- to immediate-term; and 3) companies with strong, long-term franchises driven by innovation.

Keeping this in mind, we remain invested in Microsoft. Despite the spending slowdown in the tech sector, the software giant continues to generate steady revenues from its lineup of subscription-license based software and online services. Fueled by its Windows 2000 Server and SQL Server databases products as well as the recent launches of Windows XP, Xbox and an upcoming launch of MSN 7, Microsoft should continue to exhibit solid revenue and earnings growth visibility. What's more, its antitrust battle seems to be nearing an end.

NVIDIA is another company that fulfills several of our criteria. The maker of advanced graphics chip technology is supplying the chips for Microsoft's Xbox, the highly anticipated video-gaming platform that was introduced just in time for the 2001 holiday season. The company is not dependent on this development alone. It also maintains its superior graphics accelerator positioning within the power desktop and notebook PC arena, gaining market share and furthering its penetration into the product portfolios of such longtime customers as Dell and Compaq, as well as gaining significant new customers like Toshiba.

Looking ahead, although our recent performance has been disappointing, I am cautiously optimistic for the future. Let me assure you that while we have made adjustments to our positions throughout the year, our investment approach hasn't changed: we continue to emphasize diversification within technology, focusing on firms developing franchises within their respective spaces. Furthermore, we will continue to pound the pavement in search of actual end-demand adoption indicators to form the basis of our fundamentally-driven investment analysis. Over the medium- and long-term, we remain convinced that technological innovation will continue to be the engine that drives worldwide economic growth, and we aim to harness this growth for the benefit of our shareholders.

Thank you for your continued investment in Janus Aspen Global Technology Portfolio.



Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Equities                                              80.3%                84.0%
  Foreign                                             24.2%                30.7%
Top 10 Equities                                       31.2%                31.2%
Number of Stocks                                         72                  110
Cash, Cash Equivalents
  and Fixed Income Securities                         19.7%                16.0%
--------------------------------------------------------------------------------


(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 43

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 1/18/00)
  1 Year                                                                (37.07)%
  From Inception                                                        (36.24)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (11.88)%
  From Portfolio Inception                                              (10.34)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 1/18/00)
  1 Year                                                                (37.31)%
  From Inception                                                        (36.41)%
--------------------------------------------------------------------------------



This Portfolio may at times have significant exposure to certain industry groups, which may react similarly to market developments (resulting in greater price volatility). The Portfolio also may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Standard & Poor's is a corporation that rates stocks and corporate and municipal bonds according to risk profiles. The S&P 500 is an index of 500 major, large-cap US corporations. The NASDAQ Composite Stock Index (The National Association of Securities Dealers Automated Quotation System) is defined as a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The index is compiled of more than 4,800 stocks that are traded via the system. The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Global Technology Portfolio - Institutional Shares and the S&P 500 Index. Janus Aspen Global Technology Portfolio - Institutional Shares is represented by a shaded area of green. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, January 18, 2000, through December 31, 2001. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Global Technology Portfolio - Institutional Shares ($4,151) as compared to the S&P 500 Index ($8,082).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, (37.07)%
Since 1/18/00,* (36.24)%

Janus Aspen Global Technology Portfolio
- Institutional Shares - $4,151

S&P 500 INDEX - $8,082

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS



SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Common Stock - 78.9%
Aerospace and Defense - 0.8%
     113,010    Embraer-Empresa Brasileira de
                   Aeronautica S.A. (ADR) ...................    $    2,500,911

Applications Software - 8.4%
     142,720    Intuit, Inc.* ...............................         6,102,707
      18,085    Mercury Interactive Corp.* ..................           614,528
     271,475    Microsoft Corp.* ............................        17,990,648

                                                                     24,707,883

Automotive - Cars and Light Trucks - 1.0%
     552,000    Nissan Motor Company, Ltd.** ................         2,927,209

Cellular Telecommunications - 3.8%

     213,910    China Mobile, Ltd. (ADR)*,** ................         3,739,147
         299    NTT DoCoMo, Inc.** ..........................         3,513,353
     479,594    Vodafone Group PLC** ........................         1,254,668
     103,440    Vodafone Group PLC (ADR)** ..................         2,656,339

                                                                     11,163,507

Computer Aided Design - 1.6%
     127,985    Autodesk, Inc. ..............................         4,770,001

Computer Services - 1.7%
      31,675    Electronic Data Systems Corp. ...............         2,171,321
     292,502    Logica PLC** ................................         2,719,654

                                                                      4,890,975

Computers - 1.9%
      19,170    IBM Corp. ...................................    $    2,318,803
     278,000    Legend Holdings, Ltd.** .....................           141,712
     251,325    Sun Microsystems, Inc.* .....................         3,101,351

                                                                      5,561,866

Computers - Integrated Systems - 0.9%
      76,095    Brocade Communications Systems, Inc.* .......         2,520,266

Computers - Memory Devices - 3.7%
     241,307    VERITAS Software Corp.* .....................        10,815,380

Computers - Peripheral Equipment - 0.9%
     552,000    Hon Hai Precision Industry Company, Ltd. ....         2,524,148

Consulting Services - 0.6%
     102,250    KPMG Consulting, Inc.* ......................         1,694,282

E-Commerce/Services - 1.1%
      49,790    eBay, Inc.* .................................         3,330,951

Electronic Components - 2.7%
      69,225    Celestica, Inc. - New York Shares* ..........         2,795,998
      63,705    Flextronics International, Ltd.* ............         1,528,283
      40,000    NEC Corp.** .................................           408,057
       5,600    Samsung Electronics Company, Ltd.** .........         1,189,494
      45,400    Samsung SDI Company, Ltd.** .................         2,004,720

                                                                      7,926,552


SEE NOTES TO SCHEDULES OF INVESTMENTS.

44 JANUS ASPEN SERIES / DECEMBER 31, 2001

          JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS


SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
Electronic Components - Semiconductors - 13.7%
      81,130    Alpha Industries, Inc.* .....................    $    1,768,634
     929,574    ARM Holdings PLC* ...........................         4,858,635
      56,010    Intersil Corp. - Class A* ...................         1,806,323
     148,110    LSI Logic Corp.* ............................         2,337,176
      97,480    Microsemi Corp.* ............................         2,895,156
     194,835    Microtune, Inc.* ............................         4,570,829
     178,015    NVIDIA Corp.* ...............................        11,909,204
      55,571    STMicroelectronics N.V.** ...................         1,783,721
      93,533    STMicroelectronics N.V.
                   - New York Shares** ......................         2,962,190
      68,825    Texas Instruments, Inc. .....................         1,927,100
      85,905    Xilinx, Inc.* ...............................         3,354,590

                                                                     40,173,558

Electronic Design Automation - 2.3%
     304,440    Cadence Design Systems, Inc.* ...............         6,673,325

Enterprise Software/Services - 5.1%

     212,560    Micromuse, Inc.* ............................         3,188,400
     114,740    Oracle Corp.* ...............................         1,584,559
     174,720    PeopleSoft, Inc.* ...........................         7,023,744
      98,180    SAP A.G. (ADR)** ............................         3,134,887

                                                                     14,931,590

Entertainment Software - 2.5%
       9,690    Activision, Inc.* ...........................           252,037
     119,065    Electronic Arts, Inc.* ......................         7,137,947

                                                                      7,389,984


Identification Systems and Devices - 0.8%
     140,280    Symbol Technologies, Inc. ...................         2,227,646

Internet Applications Software - 0.2%

     253,250    Portal Software, Inc.* ......................           526,760

Internet Security - 2.5%
      76,985    Check Point Software Technologies, Ltd.* ....         3,070,932
     110,305    VeriSign, Inc.* .............................         4,196,002

                                                                      7,266,934

Life and Health Insurance - 0.6%
      69,980    AFLAC, Inc. .................................         1,718,709

Multimedia - 2.8%
      56,620    AOL Time Warner, Inc.* ......................         1,817,502
      40,070    Vivendi Universal S.A. (ADR)** ..............         2,155,365
     206,535    Walt Disney Co. .............................         4,279,405

                                                                      8,252,272

Networking Products - 1.2%
     205,145    Cisco Systems, Inc.* ........................         3,715,176

Optical Supplies - 0.2%
      10,000    Hoya Corp.** ................................           597,436

Retail - Computer Equipment - 0.8%
      57,940    Electronics Boutique Holdings Corp.* ........         2,314,124

Semiconductor Components/Integrated Circuits - 3.2%

     125,175    Integrated Device Technology, Inc.* .........         3,328,403
      55,170    Maxim Integrated Products, Inc.* ............         2,896,977
   1,277,000    Taiwan Semiconductor Manufacturing
                   Company, Ltd.* ...........................         3,193,410

                                                                      9,418,790

Semiconductor Equipment - 3.8%
     100,375    Applied Materials, Inc.* ....................    $    4,025,038
     202,535    ASM Lithography Holding N.V.
                   - New York Shares*,** ....................         3,453,222
     117,735    Teradyne, Inc.* .............................         3,548,533

                                                                     11,026,793

Telecommunication Equipment - 7.1%
     221,701    Nokia Oyj ...................................         5,716,624
     343,175    Nokia Oyj (ADR) .............................         8,418,083
      52,365    QUALCOMM, Inc.* .............................         2,644,432
     263,740    Sonus Networks, Inc.* .......................         1,218,479
      98,750    UTStarcom, Inc.* ............................         2,814,375

                                                                     20,811,993


Telecommunication Services - 0.6%
      50,140    Amdocs, Ltd.*,** ............................         1,703,256

Telephone - Integrated - 0.7%

      55,230    SBC Communications, Inc. ....................         2,163,359
          96    Telefonica S.A.*,** .........................             1,285

                                                                      2,164,644

Toys - 1.3%
     220,680    Mattel, Inc. ................................         3,795,696

Wireless Equipment - 0.4%
      99,407    Crown Castle International Corp.* ...........         1,061,667
--------------------------------------------------------------------------------
Total Common Stock (cost $288,822,706) ......................       231,104,284
--------------------------------------------------------------------------------
Corporate Bonds - 0.7%
Applications Software - 0.2%
$    900,000    Mercury Interactive Corp., 4.75%
                   convertible notes, due 7/1/07+ ...........           727,875

Electronic Components - Semiconductors - 0.5%
     650,000    International Rectifier Corp., 4.25%
                   convertible subordinated
                   notes, due 7/15/07 .......................           535,438
     520,000    NVIDIA Corp., 4.75%
                   convertible subordinated
                   notes, due 10/15/07 ......................           858,975

                                                                      1,394,413

Networking Products - 0%
   1,000,000    Candescent Technologies Corp., 8.00%
                   convertible senior subordinated
                   debentures, due 5/1/03+,(OMEGA),(DELTA) ..            85,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $2,814,265) .....................         2,207,288
--------------------------------------------------------------------------------
Preferred Stock - 1.4%
Computer Services - 1.1%
      57,230    Electronic Data Systems Corp.
                   convertible, 7.625% ......................         3,219,188

Wireless Equipment - 0.3%
      31,515    Crown Castle International Corp.
                   convertible, 6.25% .......................           819,390
--------------------------------------------------------------------------------
Total Preferred Stock (cost $4,437,250) .....................         4,038,578
--------------------------------------------------------------------------------



SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 45

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Repurchase Agreements - 9.9%
$ 28,900,000    ABN AMRO Bank N.V., 1.80%
                    dated 12/31/01, maturing 1/2/02 to be
                    repurchased at $28,902,890
                    collateralized by $40,915,657 in
                    Collateralized Mortgage Obligations
                    2.28%-7.135%, 11/25/20-12/25/40 AAA,
                    $114,699 in U.S. Treasury Notes/Bonds,
                    0%, 2/15/18 with respective values of
                    $29,434,912 and $43,088
                    (cost $28,900,000) .......................   $   28,900,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 8.9%
                Federal Home Loan Bank System:
   9,000,000       3.55%, 1/11/02 ...........................         8,995,425
  12,000,000       1.65%, 1/31/02 ...........................        11,983,500
   5,000,000       1.75%, 4/15/02 ...........................         4,975,000
--------------------------------------------------------------------------------
Total U.S. Government Agencies - (cost $25,953,647) .........        25,953,925
--------------------------------------------------------------------------------
Total Investments (cost $350,927,868) - 99.8% ...............       292,204,075
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, Net of
  Liabilities - 0.2% ........................................           541,552
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $  292,745,627
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001


Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
Brazil                                               0.9%         $    2,500,911
Canada                                               1.0%              2,795,998
Finland                                              4.8%             14,134,707
France                                               0.7%              2,155,365
Germany                                              1.1%              3,134,887
Hong Kong                                            1.3%              3,880,859
Israel                                               1.1%              3,070,932
Japan                                                2.5%              7,446,055
Netherlands                                          1.2%              3,453,222
Singapore                                            0.5%              1,528,283
South Korea                                          1.1%              3,194,214
Spain                                                  0%                  1,285
Switzerland                                          1.6%              4,745,911
Taiwan                                               2.0%              5,717,558
United Kingdom                                       4.5%             13,192,552
United States++                                     75.7%            221,251,336
--------------------------------------------------------------------------------
Total                                              100.0%         $  292,204,075


++INCLUDES SHORT-TERM SECURITIES (56.9% EXCLUDING SHORT-TERM SECURITIES)

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001


Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 4/26/02             1,200,000      $    1,734,607   $     (11,978)
British Pound 5/10/02             2,300,000           3,322,019          (8,619)
British Pound 5/24/02               100,000             144,321              579
Euro 4/26/02                      3,400,000           3,013,831            1,341
Euro 5/10/02                      3,300,000           2,923,947           48,363
Euro 5/24/02                      2,600,000           2,302,737            3,443
Hong Kong Dollar 2/7/02           6,000,000             769,360             (55)
Hong Kong Dollar 5/24/02         20,800,000           2,666,045            (233)
Japanese Yen 4/26/02            625,000,000           4,798,574          339,671
South Korean Won
  1/28/02                     1,150,000,000             866,615           17,317
--------------------------------------------------------------------------------
Total                                            $   22,542,056   $      389,829



SEE NOTES TO SCHEDULES OF INVESTMENTS.

46 JANUS ASPEN SERIES / DECEMBER 31, 2001

                       JANUS ASPEN GLOBAL VALUE PORTFOLIO

[PHOTO]
Jason Yee
portfolio manager

From May 1, 2001, through December 31, 2001, Janus Aspen Global Value Portfolio's Service Shares gained 4.97%, outperforming the benchmark MSCI World Index's loss of 11.12%.(1)

Since the Portfolio's launch, the financial markets have been marked by extraordinary volatility, largely stemming from uncertain near-term prospects for global economies. Markets often react negatively to uncertainty, and the events of September 11 only served to exacerbate an already fragile situation. In the resulting financial market turmoil, virtually no geographies, industries or companies were spared.

While many things in this world changed dramatically in recent months, including stock prices, one that has not changed appreciably is the intrinsic value of the Portfolio's holdings. Simply put, after careful review of the Portfolio in the wake of the terrorist attacks, I do not believe any of our holdings suffered a permanent or irreversible impairment of value. What was a solid, profitable, well-managed business on September 10 remains so today. As such, I continued to add to existing positions on an opportunistic basis. The decline in the equity markets also allowed me to initiate a number of new positions. Exceptional businesses that I have followed over the years have finally retreated to attractive valuations, especially in the areas of media, consumer goods, aerospace and lodging. Worries about a global economic slowdown, coupled with concerns of the direct financial impact resulting from the attacks, caused many stock prices to fall much more significantly than their intrinsic values. While the financial markets rebounded in the fourth quarter as investors anticipated a recovery, substantial buying opportunities still present themselves to patient investors.

No one can accurately predict how long the world economies will remain in recession or when they will start to recover. So you can be sure that my investment decisions are not based upon any futile prognostications but rather are guided by a few underlying principles that should help mitigate the risks of any economic environment. First of all, the Portfolio consistently searches for companies that can continue to create value in many different economic environments. Secondly, the Portfolio strives to leave a margin of safety by making investments at significant discounts to what we believe is the company's intrinsic value. And finally, the valuation work in determining the intrinsic value of businesses attempts to capture a wide range of scenarios, encompassing both optimistic and pessimistic assumptions. These principles will hopefully allow the Portfolio to minimize some of the downside risk while still preserving the upside potential. While no investment is completely immune to the whims of the irrational markets in the short term, the market value of our holdings should approach their intrinsic value over time. So, no matter what happens on the macroeconomic front, I believe the Portfolio is well-positioned to weather the current challenging environment of the global equity markets as well as benefit from an eventual turnaround.

In summary, it remains very much business as usual: The value of the Portfolio's investments continues to be driven by their profits and cash flows rather than the short-term psychology of the equity markets, and my time is spent valuing these businesses on an individual basis, rather than worrying about or predicting short-term movements in stock prices. This investment discipline should help us navigate these decidedly uncertain times.

History teaches us that a time of crisis often presents great opportunity for investment, and I think that recent events will prove to be no exception. I remain committed to my value investment strategy, process and philosophy and will continue to search the globe for great businesses selling at significant discounts to their intrinsic values. I firmly believe that rigorous fundamental research coupled with disciplined valuation analysis will serve Janus Aspen Global Value Portfolio shareholders well over the long term.

Thank you for your continued investment in Janus Aspen Global Value Portfolio.

Portfolio Asset Mix
(% of Net Assets)                                              December 31, 2001
--------------------------------------------------------------------------------
Equities                                                                   95.8%
  Foreign                                                                  59.5%
Top 10 Equities                                                            39.9%
Number of Stocks                                                              38
Cash and Cash Equivalents                                                   4.2%
--------------------------------------------------------------------------------

(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 47

Cumulative Total Return
For the Period Ended December 31, 2001
--------------------------------------------------------------------------------

Service Shares (Inception Date 5/1/01)
  From Inception                                                           4.97%
--------------------------------------------------------------------------------

Morgan Stanley Capital International World Index
  From Portfolio Inception                                              (11.12)%
--------------------------------------------------------------------------------

This Portfolio is designed for long-term investors who can accept the special risks associated with value investing and having significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

A portfolio's performance for very short time periods may not be indicative of future performance.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanley Capital International World Index is defined as a world index measuring market performance in 23 countries, including the US. It's weighted by both country and industry and is divided into 8 economic sectors and 38 industry groups; managed by Morgan Stanley Capital International. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

The Adviser has contractually agreed to waive a portion of the Portfolio's expenses. Without such waivers, the Portfolio's total return for each class would have been lower.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Global Value Portfolio - Service Shares and the Morgan Stanley Capital International World Index. Janus Aspen Global Value Portfolio - Service Shares is represented by a shaded area of green. The Morgan Stanley Capital International World Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 1, 2001, through December 31, 2001. The upper and lower right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Global Value Portfolio - Service Shares ($10,497) as compared to the Morgan Stanley Capital International World Index ($8,888).

Cumulative Total Return
for the period ended December 31, 2001
Since 5/1/01,* 4.97%

Janus Aspen Global Value Portfolio
- Service Shares - $10,497

Morgan Stanley Capital International
World Index - $8,888

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS


SHARES OR PRINCIPAL AMOUNT                                                                   MARKET VALUE
Common Stock - 95.8%
Advertising Services - 3.9%
       7,473    WPP Group PLC** ............................................................. $    82,774

Aerospace and Defense - 2.9%
         219    Dassault Aviation S.A.** ....................................................      61,813

Automotive - Cars and Light Trucks - 2.0%
       8,000    Nissan Motor Company, Ltd.** ................................................      42,423

Beverages - Wine and Spirits - 3.1%
       5,753    Diageo PLC** ................................................................      65,753

Brewery - 1.4%
       4,000    Kirin Brewery Company, Ltd.** ...............................................      28,598

Building Products - Cement and Aggregate - 1.0%
         835    Cemex S.A. (ADR) ............................................................      20,624

Casino Hotels - 2.5%
       5,665    Park Place Entertainment Corp.* .............................................      51,948

Chemicals - Diversified - 7.0%
       1,452    Akzo Nobel N.V.** ...........................................................      64,835
       2,604    Bayer A.G.** ................................................................      82,772

                                                                                                  147,607

Chemicals - Specialty - 1.8%
         735    Syngenta A.G.* ..............................................................      38,072

Computer Services - 3.0%
       3,320    Ceridian Corp.* .............................................................      62,250

Cosmetics and Toiletries - 1.8%
       1,140    Gillette Co. ................................................................ $    38,076

Diversified Operations - 11.0%

      27,425    BBA Group PLC** .............................................................     112,041
       2,040    Cendant Corp.* ..............................................................      40,004
       8,031    Smiths Group PLC** ..........................................................      79,183

                                                                                                  231,228

Electronic Components - 3.4%
         340    Samsung Electronics Company, Ltd. ...........................................      72,219

Electronic Design Automation - 3.0%
       2,890    Cadence Design Systems, Inc.* ...............................................      63,349

Electronic Measuring Instruments - 3.9%
       2,630    Orbotech, Ltd.* .............................................................      81,925

Financial Guarantee Insurance - 1.0%
         350    MGIC Investment Corp. .......................................................      21,602

Home Decorating Products - 4.4%
       2,319    Hunter Douglas N.V.** .......................................................      62,212
       1,110    Newell Rubbermaid, Inc. .....................................................      30,603

                                                                                                   92,815

Hotels and Motels - 3.6%
       3,645    Hilton Hotels Corp. .........................................................      39,803
         870    Marriott International, Inc. - Class A ......................................      35,366

                                                                                                   75,169

SEE NOTES TO SCHEDULES OF INVESTMENTS.

48 JANUS ASPEN SERIES / DECEMBER 31, 2001

                       JANUS ASPEN GLOBAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                                                   MARKET VALUE
Machinery - Pumps - 4.0%
       2,679    Pfeiffer Vacuum Technology A.G.** ........................................... $    83,963

Medical - Drugs - 2.0%
         980    Pharmacia Corp. .............................................................      41,797

Medical Products - 2.2%
       1,390    Becton, Dickinson and Co. ...................................................      46,079

Property and Casualty Insurance - 2.7%
      15,000    NIPPONKOA Insurance Company, Ltd.** .........................................      56,997

Publishing - Periodicals - 3.1%
       2,833    Wolters Kluwer N.V.** .......................................................      64,574

Radio - 3.8%
       3,000    Nippon Broadcasting System, Inc.** ..........................................      80,116

Real Estate Investment Trusts - 2.9%
       6,870    Host Marriott Corp. .........................................................      61,830

Reinsurance - 4.8%
          40    Berkshire Hathaway, Inc. - Class B* .........................................     101,000

Retail - Restaurants - 1.5%
       1,210    McDonald's Corp. ............................................................      32,029

Retail - Toy Store - 1.5%
       1,580    Toys "R" Us, Inc.* ..........................................................      32,769

Rubber and Vinyl - 1.8%
       4,000    Tenma Corp.** ...............................................................      37,387

Savings/Loan/Thrifts - 0.8%
         610    Washington Mutual, Inc. .....................................................      19,947

Semiconductor Equipment - 1.0%
         525    Novellus Systems, Inc.* .....................................................      20,711

Television - 1.7%
      17,190    Granada PLC** ...............................................................      35,877

Toys - 1.3%
       1,570    Mattel, Inc. ................................................................      27,004
----------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,948,264) ........................................................   2,020,325
----------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,948,264) - 95.8% ...........................................   2,020,325
----------------------------------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 4.2% ...............................      87,972
----------------------------------------------------------------------------------------------------------
Net Assets - 100% ........................................................................... $ 2,108,297
----------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001

Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
France                                               3.1%         $       61,813
Germany                                              8.2%                166,735
Israel                                               4.1%                 81,925
Japan                                               12.1%                245,521
Mexico                                               1.0%                 20,624
Netherlands                                          9.5%                191,621
South Korea                                          3.6%                 72,219
Switzerland                                          1.9%                 38,072
United Kingdom                                      18.6%                375,628
United States                                       37.9%                766,167
--------------------------------------------------------------------------------
Total                                              100.0%         $    2,020,325

FORWARD CURRENCY CONTRACTS, OPEN AT DECEMBER 31, 2001

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/10/02               105,000      $      151,657   $        (388)
British Pound 5/24/02                20,000              28,864              116
Euro 5/10/02                        215,000             190,500            2,899
Euro 5/24/02                         35,000              30,998              345
Japanese Yen 4/26/02              5,000,000              38,389            1,685
Japanese Yen 5/10/02              8,000,000              61,471            4,809
Japanese Yen 5/24/02              2,000,000              15,380              350
--------------------------------------------------------------------------------
Total                                            $      517,259   $        9,816

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 49

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

[PHOTO]
Ronald Speaker
portfolio manager

For the 12 months ended December 31, 2001, Janus Aspen Flexible Income Portfolio's Institutional Shares gained 7.74% and its Service Shares returned 7.49%. By comparison, its benchmark, the Lehman Brothers Government/Credit Index, returned 8.50%.(1)

After a lackluster first half of the year, the U.S. economy continued stumbling during the third quarter, tripped up by increasing unemployment figures and decreasing corporate spending. Experts' debates on whether the nation was officially entering a recession - generally defined as two consecutive quarters of economic contraction - ended in November when the National Bureau of Economic Research announced the U.S. had been in one since March.

The Federal Reserve's immediate response to the terrorist attacks - two half-point rate cuts within two weeks - cut the prime lending rate to 2.50%. The moves were intended to boost the economy by making it cheaper to borrow money, but the immediate impact sparked a rally across the bond markets. This was especially true in the short-term markets, where rates followed the Fed's lead lower and prices pushed higher. A volatile stock market also ignited a flight to lower-risk, higher-quality investments, and the Portfolio profited from its sizeable positions in Treasuries and government agency debt. After two more rate cuts and bits of positive economic news at the end of the year, investors eyed a recovery and bid stock prices up as the Treasury market gave back some of its prior gains.

Our Treasury exposure, however, remains spread out over the yield curve, including five-, 10- and 30-year issues. Similarly, we have diversified holdings in Fannie Mae, the government agency that peddles mortgage-backed bonds. In late October, the government announced it would stop issuing 30-year bonds, and we believe the move will ultimately result in increased capital investment by companies and lower mortgage rates - two factors that should help steady the economy.

Among our corporate holdings, we've profited from positions in classically defensive corners of the economy, such as supermarkets, food manufacturers and healthcare interests. We've focused on high-quality companies with strong lines of business that endure during transitional and rough times.

We have a long-standing interest in supermarkets, which recently received a boost from nervous consumers stocking up on basic foodstuffs. During the period, we enjoyed gains from our holdings in Safeway, one of the largest food retailers, and Fred Meyer, a division of industry leader Kroger. Our food-producer holdings include breakfast food-maker Kellogg and meat-processor Hormel Foods, two consumer staple standbys with upper-tier ratings. Both companies actively manage their debt loads and take a smart approach to acquisitions, which increases our confidence in the lower-risk nature of their bonds.

A constant demand for healthcare services similarly exists through weak and strong economies, which helped us realize strong gains in outpatient and rehabilitative care facility operator HEALTHSOUTH. We also took profits on hospital owner Tenet Healthcare and used the proceeds to initiate a position in HCA, the former Columbia/HCA Healthcare which owns and operates a variety of healthcare centers. Another newer investment in the sector, outsourced laboratory testing services-provider Quest Diagnostics, helped the Portfolio's performance with a run-up during the period.

Through the course of the year, we scaled back on our exposure to the high-yield arena as we focused on improving the quality of the Portfolio's holdings. In fact, our three leading high-yield positions - California-based thrift operator Golden State Holdings, HCA and waste-services provider Allied Waste - are just a couple of notches below investment grade, which is granted to blue-chip corporations.

Two holdings that suffered following the September 11 attacks were United Air Lines and Cendant, which owns hotels and Avis Car Rentals. Cendant, however, quickly recovered a portion of its losses thanks in part to its diversified business lines. What's more, the company's ability to generate a steady stream of cash soothed concerns over its ability to service the debt. In contrast, we decided to liquidate our position in United. Though its notes featured hard-asset stability because the company's planes served as collateral for the loans, the uncertainty plaguing the airline industry as well as United's continued labor issues created more risk than we were comfortable with.

As we contemplate the next 12 months, we see a dramatically changed investment environment with many uncertainties regarding the economic state of the world. Yet, with hints of good news popping up here and there, conditions could reverse in the fixed-income market in an instant. By keeping a vigilant eye on the economic figures and a nimble hand on the Portfolio's holdings, we hope to extend our gains with the minimal amount of risk to shareholders.

As always, thank you for your investment in Janus Aspen Flexible Income
Portfolio.

Portfolio Asset Mix
(% of Net Assets)                         December 31, 2001    December 31, 2000
--------------------------------------------------------------------------------
Corporate Bonds/Warrants
  Investment Grade                                    48.5%                38.5%
  High-Yield/High-Risk                                11.3%                14.0%
U.S. Government Obligations                           32.9%                36.2%
Foreign Dollar/
  Non-Dollar Bonds                                     1.0%                 2.1%
Preferred Stock                                        0.2%                 0.6%
Cash and Cash Equivalents                              6.1%                 8.6%
--------------------------------------------------------------------------------

Portfolio Profile
--------------------------------------------------------------------------------
Weighted Average Maturity                           8.1 Yrs.            5.8 Yrs.
Average Modified Duration*                          5.7 Yrs.            4.4 Yrs.
30-Day Average Yield
  Institutional Shares**                               5.64%               6.88%
  Service Shares**                                     5.35%               6.59%
Weighted Average Fixed Income
  Credit Rating                                            A                  A+
--------------------------------------------------------------------------------

*A theoretical measure of price volatility. **Yields will fluctuate.

(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.


50 JANUS ASPEN SERIES / DECEMBER 31, 2001

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                   7.74%
  5 Year                                                                   7.24%
  From Inception                                                           8.14%
--------------------------------------------------------------------------------

Lehman Brothers Government/Credit Index
  1 Year                                                                   8.50%
  5 Year                                                                   7.37%
  From Inception Date of Institutional Shares                              6.53%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                   7.49%
  5 Year                                                                   6.98%
  From Portfolio Inception                                                 7.97%
--------------------------------------------------------------------------------

Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Lehman Brothers Government/Credit Index is defined as an index consisting of more than 4,000 government and corporate bonds; managed by Lehman Brothers. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

PERFORMANCE OVERVIEW

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Aspen Flexible Income Portfolio - Institutional Shares and the Lehman Brothers Govt./Credit Index. Janus Aspen Flexible Income Portfolio - Institutional Shares is represented by a shaded area of green. The Lehman Brothers Govt./Credit Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, September 13, 1993, through December 31, 2001. The upper right quadrant reflects the ending value of the hypothetical investment in Janus Aspen Flexible Income Portfolio - Institutional Shares ($19,141) as compared to the Lehman Brothers Govt./Credit Index ($16,903).

Average Annual Total Return
for the periods ended December 31, 2001
One Year, 7.74%
Five Year, 7.24%
Since 9/13/93,* 8.14%

Janus Aspen Flexible Income Portfolio
- Institutional Shares - $19,141

Lehman Brothers Govt./
Credit Index - $16,903

*The Portfolio's inception date.
Source - Lipper, Inc. 2001.
See "Explanations of Charts and Tables."

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Corporate Bonds - 60.7%
Aerospace and Defense - 1.6%
                Raytheon Co.:
$  3,145,000    6.50%, notes, due 7/15/05 ...................    $    3,247,213
   3,000,000    6.15%, notes, due 11/1/08 ...................         2,981,250

                                                                      6,228,463

Beverages - Non-Alcoholic - 0.7%
   2,550,000    Coca-Cola Enterprises, Inc., 6.125%
                   notes, due 8/15/11 .......................         2,565,937

Building - Residential and Commercial - 0.3%
   1,145,000    KB Home, Inc., 8.625%
                   senior subordinated notes, due 12/15/08 ..         1,150,725

Cable Television - 1.9%
   1,490,000    Adelphia Communications Corp., 8.125%
                   senior notes, due 7/15/03 ................         1,478,825
   4,000,000    CSC Holdings, Inc., 7.625%
                   senior notes, due 4/1/11 .................         4,005,000
     996,000    Lenfest Communications, Inc., 7.625%
                   senior notes, due 2/15/08 ................         1,052,025
     900,000    Mediacom Broadband L.L.C., 11.00%
                   company guaranteed notes, due 7/15/13 ....           987,750

                                                                      7,523,600

Cellular Telecommunications - 1.6%
                Cingular Wireless, Inc.:
$  1,350,000       6.50%, notes, due 12/15/11+ ..............    $    1,368,562
     950,000       7.125%, notes, due 12/15/31+ .............           966,625
     810,000    Price Communications Wireless, Inc.
                   11.75%, senior subordinated notes
                   due 7/15/07 ..............................           882,900
   2,950,000    Verizon Wireless, Inc., 5.375%
                   notes, due 12/15/06+ .....................         2,935,250

                                                                      6,153,337

Commercial Banks - 0.4%
     698,000    Hudson United Bancorp, Inc., 8.20%
                   subordinated debentures, due 9/15/06 .....           693,637
     996,000    Provident Trust I Corp., 8.29%
                   company guaranteed notes, due 4/15/28 ....           877,725

                                                                      1,571,362

Commercial Services - 1.3%
   5,000,000    PHH Corp., 8.125%
                   notes, due 2/3/03 ........................         5,000,000

Computers - 0.8%
   3,000,000    IBM Corp., 4.875%
                   notes, due 10/1/06 .......................         2,977,500

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 51

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Diversified Financial Services - 0.3%
$  1,000,000    Citigroup, Inc., 7.25%
                   subordinated notes, due 10/1/10 ..........    $    1,071,250

Diversified Operations - 1.0%
   4,000,000    Cendant Corp., 6.875%
                   notes, due 8/15/06+ ......................         3,865,000

Electric - Distribution - 1.2%
   5,000,000    FirstEnergy Corp., 6.45%
                   notes, due 11/15/11 ......................         4,881,250

Electric - Integrated - 3.5%
   3,000,000    Carolina Power & Light Co., 6.65%
                   senior notes, due 4/1/08 .................         3,078,750
   4,250,000    Cinergy Corp., 6.25%
                   debentures, due 9/1/04 ...................         4,276,562
                PSEG Power L.L.C.:
   4,000,000       6.875%, company guaranteed
                   notes, due 4/15/06 .......................         4,095,000
   2,000,000       7.75%, senior notes, due 4/15/11 .........         2,095,000

                                                                     13,545,312

Finance - Auto Loans - 1.4%
   5,500,000    Ford Motor Credit Co., 5.75%
                   senior notes, due 2/23/04 ................         5,589,375

Finance - Other Services - 2.1%
   8,200,000    Verizon Global Funding Corp., 5.75%
                   convertible notes, due 4/1/03 ............         8,323,000

Food - Diversified - 3.4%
   2,500,000    Conagra Foods, Inc., 6.75%
                   notes, due 9/15/11 .......................         2,553,125
                Kellogg Co.:
   6,000,000       5.50%, notes, due 4/1/03 .................         6,150,000
   2,600,000       6.00%, notes, due 4/1/06 .................         2,661,750
   1,750,000       6.60%, notes, due 4/1/11 .................         1,798,125

                                                                     13,163,000

Food - Meat Products - 0.8%
   3,000,000    Hormel Foods Corp., 6.625%
                   notes, due 6/1/11+ .......................         3,018,750

Food - Retail - 7.7%
                Delhaize America, Inc.:
   3,700,000       7.375%, notes, due 4/15/06+ ..............         3,922,000
   1,500,000       8.125%, notes, due 4/15/11+ ..............         1,646,250
                Fred Meyer, Inc.:
   2,100,000       7.15%, company guaranteed
                   notes, due 3/1/03 ........................         2,191,875
   2,500,000       7.375%, company guaranteed
                   notes, due 3/1/05 ........................         2,640,625
   4,250,000       7.45%, company guaranteed
                   notes, due 3/1/08 ........................         4,563,437
   3,000,000    Kroger Co., 7.50%
                   company guaranteed notes, due 4/1/31 .....         3,150,000
   1,742,000    Marsh Supermarkets, Inc., 8.875%
                   company guaranteed notes, due 8/1/07 .....         1,733,290
                Safeway, Inc.:
   1,335,000       3.625%, notes, due 11/5/03 ...............         1,328,325
   4,450,000       6.15%, notes, due 3/1/06 .................         4,566,812
   4,000,000       6.50%, notes, due 3/1/11 .................         4,080,000

                                                                     29,822,614

Foreign Government - 0.3%
   1,000,000    United Mexican States, 8.375%
                   notes, due 1/14/11 .......................         1,037,500

Independent Power Producer - 0.5%
   2,000,000    Calpine Corp., 8.50%
                   senior notes, due 2/15/11 ................         1,820,000

Leisure, Recreation and Gaming - 0.4%
   1,500,000    Hard Rock Hotel, Inc., 9.25%
                   senior subordinated notes, due 4/1/05 ....         1,440,000

Life and Health Insurance - 0.2%
$    813,000    Delphi Financial Group, Inc., 8.00%
                   senior notes, due 10/1/03 ................    $      839,422

Medical - HMO - 1.5%
   1,000,000    UnitedHealth Group, Inc., 7.50%
                   notes, due 11/15/05 ......................         1,063,750
   4,825,000    Wellpoint Health Networks, Inc., 6.375%
                   notes, due 6/15/06 .......................         4,921,500

                                                                      5,985,250

Medical - Hospitals - 3.6%
                HCA, Inc.:
   3,930,000       6.91%, notes, due 6/15/05 ................         4,042,988
     525,000       7.875%, senior notes, due 2/1/11 .........           535,500
     498,000       8.36%, debentures, due 4/15/24 ...........           512,940
                Tenet Healthcare Corp.:
   5,800,000       5.375%, notes, due 11/15/06+ .............         5,669,500
   3,500,000       6.375%, notes, due 12/1/11+ ..............         3,386,250

                                                                     14,147,178

Medical Labs and Testing Services - 1.9%
                Quest Diagnostics, Inc.:
   4,000,000       6.75%, company guaranteed
                   notes, due 7/12/06 .......................         4,110,000
   3,300,000       7.50%, company guaranteed
                   notes, due 7/12/11 .......................         3,403,125

                                                                      7,513,125

Multimedia - 2.4%
   4,100,000    AOL Time Warner, Inc., 6.125%
                   notes, due 4/15/06 .......................         4,187,125
   5,000,000    Viacom, Inc., 6.40%
                   company guaranteed notes, due 1/30/06 ....         5,156,250

                                                                      9,343,375

Networking Products - 0%
     996,000    Candescent Technologies Corp., 8.00%
                   convertible senior subordinated
                   debentures, due 5/1/03+,(OMEGA),(DELTA) ..            84,660

Non-Hazardous Waste Disposal - 3.5%
   3,220,000    Allied Waste North America, Inc., 7.625%
                   company guaranteed notes, due 1/1/06 .....         3,179,750
   2,750,000    Republic Services, Inc., 6.75%
                   notes, due 8/15/11 .......................         2,753,438
                Waste Management, Inc.:
   3,500,000       7.00%, senior notes, due 10/1/04 .........         3,631,250
   4,000,000       7.375%, notes, due 8/1/10 ................         4,090,000

                                                                     13,654,438

Oil Companies - Exploration and Production - 0.3%
   1,020,000    Louis Dreyfus Natural Gas Corp., 6.875%
                   notes, due 12/1/07 .......................         1,055,700

Oil Companies - Integrated - 2.2%
                Conoco Funding Co.:
   4,200,000     5.45%, company guaranteed
                   notes, due 10/15/06 ......................         4,200,000
   2,360,000       6.35%, notes, due 10/15/11 ...............         2,380,650
   1,950,000    Occidental Petroleum Corp., 5.875%
                   notes, due 1/15/07 .......................         1,942,688

                                                                      8,523,338

Physical Therapy and Rehabilitation Centers - 1.4%
                HEALTHSOUTH Corp.:
   2,350,000       7.375%, senior notes, due 10/1/06+ .......         2,350,000
   3,000,000       8.50%, senior notes, due 2/1/08 ..........         3,120,000

                                                                      5,470,000

Pipelines - 0.6%
                Kinder Morgan Energy Partners L.P.:
   1,285,000       6.75%, notes, due 3/15/11 ................         1,285,000
     880,000       7.40%, notes, due 3/15/31 ................           883,300

                                                                      2,168,300

SEE NOTES TO SCHEDULES OF INVESTMENTS.

52 JANUS ASPEN SERIES / DECEMBER 31, 2001

SHARES OR PRINCIPAL AMOUNT                                          MARKET VALUE
================================================================================
Property and Casualty Insurance - 0.1%
$    498,000    First American Capital Trust, 8.50%
                   company guaranteed notes, due 4/15/12 ....    $      488,663

Recreational Centers - 0.6%
   2,500,000    Bally Total Fitness Holding Corp., 9.875%
                   senior subordinated notes, due 10/15/07 ..         2,550,000

Real Estate Investment Trusts - 0.3%
   1,350,000    Host Marriott Corp., 9.50%
                   senior notes, due 1/15/07+ ...............         1,351,688

Retail - Discount - 1.1%
   4,000,000    Wal-Mart Stores, Inc., 6.875%
                   senior notes, due 8/10/09 ................         4,325,000

Satellite Telecommunications - 1.2%
   4,850,000    Echostar DBS Corp., 9.125%
                   senior notes, due 1/15/09 ................         4,862,125

Savings/Loan/Thrifts - 2.6%
                Golden State Holdings, Inc.:
   6,248,000       7.00%, senior notes, due 8/1/03 ..........         6,302,670
   3,680,000       7.125%, senior notes, due 8/1/05 .........         3,689,200

                                                                      9,991,870

Soap and Cleaning Preparations - 1.5%
                Dial Corp.:
   3,850,000       7.00%, senior notes, due 8/15/06 .........         3,874,063
   2,000,000       6.50%, senior notes, due 9/15/08 .........         1,917,500

                                                                      5,791,563

Telecommunication Services - 1.9%
                Qwest Capital Funding, Inc.:
   4,650,000       5.875%, notes, due 8/3/04+ ...............         4,603,500
   3,000,000       6.25%, company guaranteed
                   notes, due 7/15/05 .......................         2,973,750

                                                                      7,577,250

Telephone - Integrated - 1.9%
   2,625,000    France Telecom S.A., 7.75%
                   notes, due 3/1/11+ .......................         2,812,031
   3,000,000    Sprint Capital Corp., 6.00%
                   notes, due 1/15/07 .......................         2,977,500
   1,600,000    WorldCom, Inc., 6.50%
                   notes, due 5/15/04 .......................         1,644,000

                                                                      7,433,531

Television - 0.4%
   1,488,000    Fox/Liberty Networks L.L.C., 8.875%
                   senior notes, due 8/15/07 ................         1,540,080

Veterinary Diagnostics - 0.2%
     820,000    Vicar Operating, Inc., 9.875%
                   senior subordinated notes, due 12/1/09+ ..           836,400

Web Hosting/Design - 0.1%
   1,245,000    Equinix, Inc., 13.00%
                   senior notes, due 12/1/07 ................           417,075
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $235,491,259) ...................       236,698,006
--------------------------------------------------------------------------------
Preferred Stock - 0.3%
Savings/Loan/Thrifts - 0.3%
      35,458    Chevy Chase Savings Bank, 13.00%
                   (cost $1,055,050) ........................           975,095
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
         996    Ono Finance PLC - expires 5/31/09*,+ ........             4,980

Telephone - Integrated - 0%
         224    Versatel Telecom B.V. - expires 5/15/08* ....                 0

Web Hosting/Design - 0%
         650    Equinix, Inc. - expires 12/1/07* ............            13,000
--------------------------------------------------------------------------------
Total Warrants (cost $0) ....................................            17,980
--------------------------------------------------------------------------------
U.S. Government Obligations - 32.8%
U.S. Government Agencies - 25.1%
                Fannie Mae:
$  4,565,000       4.75%, due 1/2/07 ........................    $    4,536,469
  20,900,000       5.00%, due 1/15/07 .......................        20,978,375
  16,000,000       6.25%, due 2/1/11 ........................        16,280,000
  39,375,000       6.00%, due 5/15/11 .......................        40,014,844
  15,500,000       6.625%, due 11/15/30 .....................        16,216,875

                                                                     98,026,563

U.S. Treasury Notes/Bonds - 7.7%
   4,600,000       3.50%, due 11/15/06 ......................         4,434,308
  16,700,000       5.00%, due 8/15/11** .....................        16,658,250
   6,500,000       6.25%, due 5/15/30 .......................         7,041,060
   1,775,000       5.375%, due 2/15/31 ......................         1,750,026

                                                                     29,883,644
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $128,614,049) .......       127,910,207
--------------------------------------------------------------------------------
Repurchase Agreement - 2.6%
  10,300,000    ABN AMRO Bank N.V., 1.80%
                   dated 12/31/01, maturing 1/2/02 to be repurchased at
                   $10,301,030 collateralized by $14,582,397 in Collateralized
                   Mortgage Obligations 2.28%-7.135%, 11/25/20-12/25/40 AAA,
                   $40,879 in U.S. Treasury Notes/Bonds, 0%, 2/15/18 with
                   respective values of $10,490,643 and $15,357
                   (cost $10,300,000) .......................        10,300,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 2.1%
                Federal Home Loan Bank System
   8,000,000       1.65%, 1/31/02
                   (amortized cost $7,989,000) ..............         7,989,000
--------------------------------------------------------------------------------
Total Investments (total cost $383,449,358) - 98.5% .........       383,890,288
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.5%         5,754,929
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $  389,645,217
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
66 Contracts    U.S. Treasury - 10-year Note
                   expires March 2002, principal amount
                   $6,900,282, value $6,939,281
                   cumulative depreciation ..................    $      (38,999)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, DECEMBER 31, 2001

Country                        % of Investment Securities           Market Value
--------------------------------------------------------------------------------
France                                               0.7%         $    2,812,031
Mexico                                               0.3%              1,037,500
United Kingdom                                         0%                  4,980
United States++                                     99.0%            380,035,777
--------------------------------------------------------------------------------
Total                                              100.0%         $  383,890,288

++INCLUDES SHORT-TERM SECURITIES (94.2% EXCLUDING SHORT-TERM SECURITIES)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 53

JANUS ASPEN MONEY MARKET PORTFOLIO

[PHOTO]
J. Eric Thorderson
portfolio manager

For the 12 months ended December 31, 2001, Janus Aspen Money Market Portfolio returned 4.22% for its Institutional Shares and 3.97% for its Service Shares. The seven-day current yield for the same period was 2.08% and 1.83%, respectively.(1)

The past year has been challenging for investors. The U.S. economy fell into recession for the first time in more than a decade, corporate earnings lagged, and the horrific September terrorist attacks deepened the climate of uncertainty and cast a shadow over industries from tourism to retailing. The Federal Reserve responded to these pressures by lowering interest rates eleven times, reducing the benchmark federal funds rate from 6.50% to 1.75%, its lowest level in more than forty years.

During this difficult period, money market funds enjoyed strong inflows, attesting to their appeal as a safe haven for investors worried about stock market turbulence. Nonetheless, income became a concern in this falling-interest-rate environment. Consequently, while we maintained careful attention to liquidity and credit quality, we also looked for opportunities to bolster the Portfolio's yield. For this reason, we focused our buying on the longer end of our maturity range for much of the year, locking in higher yields ahead of Fed easing. These efforts helped the Portfolio's yield compete favorably with returns on available alternatives.

Our strategy shifted at year-end, however, as a pickup in housing construction, improved factory orders and better-than-anticipated Christmas retail spending hinted that the economy might be gearing up for recovery. While the markets still expect one more Fed rate cut in 2002, the improved economic outlook suggests that rates could stabilize or even move higher over the coming year. Given this outlook, we have shortened our focus, targeting securities with four- to six-month maturities. This positioning gives us the flexibility to capture higher yields should interest rates begin to rise. At the same time, we have maintained our diversified investment strategy, holding roughly one-third of our assets in overnight securities, one-third in instruments maturing in seven days or less, and a third in certificates of deposit and commercial paper maturing in less than one year.

We have also remained vigilant to credit quality. While we are confident in our holdings overall, our concerns over a slowing economy led us to reduce our exposure to a few issues that we believed could be vulnerable to declining cash flows, eroding profit margins or potential credit problems. But these actions have been isolated occurrences, and have not significantly affected the Portfolio's yield.

Lower interest rates, and the prospect of more government spending, suggest that the economic climate could improve in 2002. Nonetheless, a higher unemployment rate, reduced business confidence, and the ongoing terrorist threat raise the risk that economic growth could remain sluggish. This uncertainty, therefore, could weigh on financial markets for some time to come. In such a climate, money markets provide investors with important liquidity and income stability. Conscious of our role in providing a haven from market volatility, we will continue to manage the Portfolio with discipline, balancing quality and flexibility with the potential for competitive yield.

Thank you for your continued investment in Janus Aspen Money Market Portfolio.

Average Annual Total Return
For the Periods Ended December 31, 2001
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/95)
  1 Year                                                                   4.22%
  5 Year                                                                   5.20%
  From Inception                                                           5.20%
  Seven-Day Current Yield                                                  2.08%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                   3.97%
  5 Year                                                                   4.96%
  From Portfolio Inception                                                 4.98%
  Seven-Day Current Yield                                                  1.83%
--------------------------------------------------------------------------------

Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

(1) All returns reflect reinvested dividends.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The yield more closely reflects the current earnings of the money market fund than the total return.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

54 JANUS ASPEN SERIES / DECEMBER 31, 2001

SCHEDULE OF INVESTMENTS

SHARES OR PRINCIPAL AMOUNT                                         MARKET VALUE
================================================================================
Certificates of Deposit - 2.0%
$  2,000,000    Natexis Banque, New York
                   5.08%, 2/6/02 (cost $2,000,000) ..........    $    2,000,000
--------------------------------------------------------------------------------
Commercial Paper - 6.0%
   2,000,000    Check Point Charlie, Inc.
                   1.88%, 1/25/02+ ..........................         1,997,493
                Victory Receivables Corp.:
   1,000,000       2.05%, 1/11/02+ ..........................           999,431
   3,000,000       2.16%-2.25%, 1/15/02+ ....................         2,997,445
--------------------------------------------------------------------------------
Total Commercial Paper (cost $5,994,369) ....................         5,994,369
--------------------------------------------------------------------------------
Floating Rate Notes - 17.0%
   2,000,000    General Motors Acceptance Corp.
                   2.41%, 1/28/02 ...........................         1,999,948
   5,000,000    Idaho Power Corp.
                   2.4312%, 9/1/02 ss. ......................         5,004,910
   5,000,000    Sigma Finance, Inc.
                   1.8856%, 10/15/02+ .......................         4,999,607
                Textron Financial Corp.:
   1,800,000       2.6612%, 3/18/02 .........................         1,799,428
   3,200,000       2.5056%, 5/28/02 ss. .....................         3,203,224
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $17,007,117) ................        17,007,117
--------------------------------------------------------------------------------
Put Bonds - 2.8%
   2,805,000    Arapahoe Water and Sanitation District
                   Arapahoe County, Colorado
                   2.076%, 12/01/13 (cost $2,805,000) .......         2,805,000
--------------------------------------------------------------------------------
Repurchase Agreements - 18.9%
   6,000,000    ABN AMRO Bank N.V., 1.83%
                   dated 12/31/01, maturing 1/2/02
                   to be repurchased at $6,000,610
                   collateralized by $7,837,441
                   in U.S. Government Agencies,
                   2.88%-7.00%, 5/25/07-10/20/31
                   with a value of $6,120,005 ...............         6,000,000
  13,000,000    Deutsche Banc Alex. Brown, Inc., 1.925%
                   dated 12/31/01, maturing 1/2/02
                   to be repurchased at $13,001,390
                   collateralized by $12,797,116
                   in U.S. Treasury Notes/Bonds
                   0%-14.00%, 1/31/02-5/15/30
                   $5,836,460 in U.S. Government Agencies
                   0%-7.25%, 11/25/02-2/15/23, with
                   respective values of $6,932,374
                   and $6,327,626 ...........................        13,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $19,000,000) ..............        19,000,000
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 10.0%
   2,000,000    Bank One Corp.
                   8.10%, 3/1/02 ............................         2,010,815
                Dorada Finance, Inc.:
   2,000,000       2.75%, 10/21/02+ .........................         2,000,000
   3,000,000       2.75%, 10/25/02+ .........................         3,000,000
   3,000,000    Ford Motor Credit Corp.
                   8.00%, 6/15/02 ...........................         3,053,596
--------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $10,064,411) .........        10,064,411
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 39.2%
   3,800,000    Advocare of South Carolina, Inc.
                   2.13%, 6/1/17 ............................         3,800,000
     400,000    Anaheim California Housing Authority
                   Multifamily Housing Revenue
                   (Cobblestone), 2.15%, 3/15/33 ............           400,000

Taxable Variable Rate Demand Notes - (continued)
$  1,695,000    Arapahoe County, Colorado, Industrial
                   Development Revenue, (Cottrell)
                   Series B, 2.16%, 10/1/19 .................    $    1,695,000
     300,000    Asset Partners, Inc.
                   2.08%, 11/1/27 ...........................           300,000
   2,890,000    Breckenridge Terrace L.L.C.
                   1.9756%, 5/1/39 ..........................         2,890,000
     700,000    Bridgeton, Missouri Industrial
                   Development Authority Industrial
                     Revenue, (Gold Dust Project), Series B
                   2.46%, 3/1/21 ............................           700,000
   1,000,000    California Infrastructure and Economic
                   Development, (International Raisins
                   Project), Series B, 2.13%, 11/1/20 .......         1,000,000
                Colorado Housing and Finance Authority
                   Economic Development Revenue:
     355,000       (De La Cruz Project), Series B
                   2.16%, 10/1/05 ...........................           355,000
     380,000       (Pemracs, Ltd.), Series B
                   2.08%, 4/1/21 ............................           380,000
     800,000       (White Wave, Inc. Project), Series B
                   2.16%, 10/1/18 ...........................           800,000
   3,250,000    Colorado Housing Facilities Revenue
                   (Tenderfoot Seasonal Housing L.L.C.)
                   Series A, 1.9756%, 7/1/35 ................         3,250,000
   1,000,000    Fox Valley Ice Arena L.L.C.
                   2.11%, 7/1/27 ............................         1,000,000
     475,000    Kentucky Economic Development
                   Financing Authority Hospital Facilities
                   Revenue, (Highlands Regional Project)
                   Series B, 2.15%, 8/1/03 ..................           475,000
   1,810,000    Medical Properties, Inc., North Dakota
                   (Dakota Clinic Project), 2.39%, 12/22/24 .         1,810,000
   3,200,000    Mississippi Business Financial Corp.
                   Industrial Development Revenue
                   (Royal Vendors, Inc. Project)
                   2.13%, 6/1/24 ............................         3,200,000
   5,265,000    Montgomery, Alabama Industrial
                   Development Board of Revenue
                   (Jenkins Brick Co.), Series A
                   2.01%, 9/1/14 ............................         5,265,000
   1,400,000    New York City, New York Industrial
                   Development Agency, (G.A.F. Seeling, Inc.
                   Project), 2.02%, 7/1/03 ..................         1,400,000
   1,750,000    Post Properties, Ltd., Series 2000
                   2.03%, 7/01/20 ...........................         1,750,000
   6,300,000    Stone-Lee Partners L.L.C.
                   2.13%, 6/1/21 ............................         6,300,000
   2,500,000    Washington, Missouri Industrial
                   Development Authority Industrial
                   Revenue, (Pauwels Project)
                   2.26%, 12/1/19 ...........................         2,500,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $39,270,000) .        39,270,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 4.0%
                Fannie Mae:
   2,000,000       2.39%, 1/10/02 ...........................         1,998,805
   2,000,000       4.655%, 2/22/02 ..........................         1,986,552
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $3,985,357) ............         3,985,357
--------------------------------------------------------------------------------
Total Investments (total cost $100,126,254) - 99.9% .........       100,126,254
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.1%           115,468
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $  100,241,722
--------------------------------------------------------------------------------




SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 55

STATEMENTS OF ASSETS AND LIABILITIES


                                                          Janus Aspen     Janus Aspen   Janus Aspen
As of December 31, 2001                   Janus Aspen      Aggressive       Capital        Core       Janus Aspen
(all numbers in thousands except             Growth          Growth      Appreciation     Equity       Balanced
net asset value per share)                 Portfolio       Portfolio       Portfolio   Portfolio(1)    Portfolio
-------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                     $  2,678,654    $  2,393,667    $1,341,568    $   12,889    $  3,575,639

  Investments at value:                   $  2,730,108    $  2,316,264    $1,269,826    $   13,486    $  3,614,826
    Cash                                         2,034           1,424         6,060            64           3,457
    Receivables:
      Investments sold                           6,542          12,357            --            21           3,674
      Portfolio shares sold                      2,644           3,641         5,053            34           3,741
      Dividends                                  1,047             284           297            13           1,590
      Interest                                       3               6             5             4          20,143
    Other assets                                    10               6             2            --               9
  Forward currency contracts                        16              --            --            --              --
-------------------------------------------------------------------------------------------------------------------
Total Assets                                 2,742,404       2,333,982     1,281,243        13,622       3,647,440
-------------------------------------------------------------------------------------------------------------------
Liabilities:
  Payables:
    Due to Advisor                                  --              --            --            --              --
    Investments purchased                          239          37,531            --            --          25,376
    Portfolio shares repurchased                12,618          20,743         5,778            --           2,018
    Advisory fees                                1,487           1,242           694             8           1,976
    Variation Margin                                --              --            --            --              --
  Accrued expenses                                  94              77           124             9              68
  Forward currency contracts                        --              --            --            --              --
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                               14,438          59,593         6,596            17          29,438
-------------------------------------------------------------------------------------------------------------------
Net Assets                                $  2,727,966    $  2,274,389    $1,274,647    $   13,605    $  3,618,002
-------------------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares         $  2,490,954    $  2,104,733    $  776,553    $   12,634    $  3,425,664
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)             125,267          95,770        37,477           777         151,769
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      19.89    $      21.98    $    20.72    $    16.26    $      22.57
-------------------------------------------------------------------------------------------------------------------
Net Assets - Service Shares               $    237,012    $    169,656    $  498,094    $      971    $    192,338
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)              11,993           7,809        24,217            60           8,252
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      19.76    $      21.73    $    20.57    $    16.15    $      22.31
-------------------------------------------------------------------------------------------------------------------

(1) Formerly, Janus Aspen Equity Income Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

56  JANUS ASPEN SERIES / DECEMBER 31, 2001


                                         Janus Aspen     Janus Aspen   Janus Aspen    Janus Aspen     Janus Aspen
As of December 31, 2001                   Growth and      Strategic   International    Worldwide         Global
(all numbers in thousands except            Income          Value        Growth          Growth      Life Sciences
net asset value per share)                 Portfolio      Portfolio     Portfolio      Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                     $    180,673    $   19,878    $1,459,990    $  5,589,666    $     45,961

  Investments at value:                   $    178,818    $   20,491    $1,447,482    $  5,887,229    $     50,002
    Cash                                            45            92         6,355           1,420             118
    Receivables:
      Investments sold                              46            --         1,079          16,032             112
      Portfolio shares sold                        171           108         1,127           5,494              18
      Dividends                                    119             7         1,327           5,801              31
      Interest                                     188             9             6               8              --
    Other assets                                     1            --            10              34              --
  Forward currency contracts                        --            --         6,764          22,793              --
-------------------------------------------------------------------------------------------------------------------
Total Assets                                   179,388        20,707     1,464,150       5,938,811          50,281
-------------------------------------------------------------------------------------------------------------------
Liabilities:
  Payables:
    Due to Advisor                                  --            --            --              --              --
    Investments purchased                        1,205            --           447          18,045              53
    Portfolio shares repurchased                   234            15        50,977          38,164              46
    Advisory fees                                   97            15           777           3,208              27
    Variation Margin                                --            --            --              --              --
  Accrued expenses                                  39            12           163             274              21
  Forward currency contracts                        --            --            --              --               1
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                                1,575            42        52,364          59,691             148
-------------------------------------------------------------------------------------------------------------------
Net Assets                                $    177,813    $   20,665    $1,411,786    $  5,879,120    $     50,133
-------------------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares         $     92,659    $    5,060    $  869,983    $  5,707,728    $      5,972
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)               6,230           554        37,064         199,974             769
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      14.87    $     9.13    $    23.47    $      28.54    $       7.77
-------------------------------------------------------------------------------------------------------------------
Net Assets - Service Shares               $     85,154    $   15,605    $  541,803    $    171,392    $     44,161
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)               5,726         1,699        23,256           6,040           5,694
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      14.87    $     9.18    $    23.30    $      28.38    $       7.75
-------------------------------------------------------------------------------------------------------------------




                                          Janus Aspen   Janus Aspen    Janus Aspen     Janus Aspen
As of December 31, 2001                     Global        Global        Flexible          Money
(all numbers in thousands except          Technology       Value          Income          Market
net asset value per share)                 Portfolio     Portfolio      Portfolio       Portfolio
----------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                      $  350,928    $    1,948    $    383,449    $    100,126

  Investments at value:                    $  292,204    $    2,020    $    383,890    $    100,126
    Cash                                        5,065            95             831              23
    Receivables:
      Investments sold                            752            --              --              --
      Portfolio shares sold                       586             1           1,298             346
      Dividends                                    45             1              --              --
      Interest                                     41            --           5,845             322
    Other assets                                    1            --               1               7
  Forward currency contracts                      390            10              --              --
----------------------------------------------------------------------------------------------------
Total Assets                                  299,084         2,127         391,865         100,824
----------------------------------------------------------------------------------------------------
Liabilities:
  Payables:
    Due to Advisor                                 --             7              --              --
    Investments purchased                          25            --           1,329              --
    Portfolio shares repurchased                6,064            --             623             557
    Advisory fees                                 164             1             206              21
    Variation Margin                               --            --              40              --
  Accrued expenses                                 85            11              22               4
  Forward currency contracts                       --            --              --              --
----------------------------------------------------------------------------------------------------
Total Liabilities                               6,338            19           2,220             582
----------------------------------------------------------------------------------------------------
Net Assets                                 $  292,746    $    2,108    $    389,645    $    100,242
----------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares          $    5,643           N/A    $    387,509    $    100,231
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)              1,447           N/A          33,242         100,231
----------------------------------------------------------------------------------------------------
  Net Asset Value Per Share                $     3.90           N/A    $      11.66    $       1.00
----------------------------------------------------------------------------------------------------
Net Assets - Service Shares                $  287,103    $    2,108    $      2,136    $         11
  Shares Outstanding, $0.001 Par Value
     (unlimited shares authorized)             70,434           201             178              11
----------------------------------------------------------------------------------------------------
  Net Asset Value Per Share                $     4.08    $    10.49    $      11.98    $       1.00
----------------------------------------------------------------------------------------------------



                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 57

STATEMENTS OF OPERATIONS


                                                                        Janus Aspen    Janus Aspen    Janus Aspen
For the fiscal year or period                            Janus Aspen     Aggressive      Capital         Core        Janus Aspen
ended December 31, 2001                                    Growth          Growth      Appreciation     Equity         Balanced
(all numbers in thousands)                                Portfolio      Portfolio      Portfolio     Portfolio(1)    Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                               $      6,473   $      8,694   $     11,540   $         81   $    101,183
  Dividends                                                    16,327          3,030         10,657            175         21,948
  Foreign tax withheld                                          (270)             --          (152)            (1)          (119)
----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                        22,530         11,724         22,045            255        123,012
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                19,965         17,258          8,902             95         22,559
  Transfer agent expenses                                           6              4              5              3             --
  Registration fees                                                90            223             22              4             48
  System fees                                                      15             18             17             14             25
  Custodian fees                                                  209            146             73             31            204
  Insurance expense                                                 7             11              7             --             42
  Audit fees                                                       17             20              6             12              9
  Distribution fees - Service Shares                              400            367          1,285              2            272
  Other expenses                                                   31             24             15              5             22
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                 20,740         18,071         10,332            166         23,181
----------------------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                          (56)           (52)           (25)            (1)           (79)
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                   20,684         18,019         10,307            165         23,102
----------------------------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                       --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                               20,684         18,019         10,307            165         23,102
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                    1,846        (6,295)         11,738             90         99,910
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss)
 on Investments:
  Net realized gain/(loss) from securities transactions     (869,692)    (1,447,067)      (306,784)        (1,602)      (171,896)
  Net realized gain/(loss)
     from foreign currency translations                         5,208             --             --             --        (1,472)
  Net realized gain/(loss) from futures contracts                  --             --             --             --             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations         (57,057)       (12,668)       (68,416)          (495)       (94,659)
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments and foreign currency translations             (921,541)    (1,459,735)      (375,200)        (2,097)      (268,027)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                              $  (919,695)   $(1,466,030)   $  (363,462)   $    (2,007)   $  (168,117)
----------------------------------------------------------------------------------------------------------------------------------




(1) Formerly, Janus Aspen Equity Income Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

58 JANUS ASPEN SERIES / DECEMBER 31, 2001


                                                         Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen   Janus Aspen
For the fiscal year or period                            Growth and      Strategic    International    Worldwide       Global
ended December 31, 2001                                    Income          Value         Growth         Growth     Life Sciences
(all numbers in thousands)                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                               $      1,857   $        123   $      9,449   $     32,807   $        127
  Dividends                                                     1,514            106         16,699         68,230            160
  Foreign tax withheld                                           (14)            (2)        (1,554)        (5,501)            (4)
----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                         3,357            227         24,594         95,536            283
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                 1,163             88          9,648         42,292            291
  Transfer agent expenses                                           3              3              5             --              3
  Registration fees                                                 1             38             66            306              3
  System fees                                                      13             12             18             23             13
  Custodian fees                                                   47             27            847          2,125             40
  Insurance expense                                                 2             --              3              2             --
  Audit fees                                                       15             10             13             24              9
  Distribution fees - Service Shares                              184             20          1,305            298             95
  Other expenses                                                    5              4             10             36              6
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                  1,433            202         11,915         45,106            460
----------------------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                           (2)            (1)           (27)           (79)            (1)
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                    1,431            201         11,888         45,027            459
----------------------------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                       --           (12)             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                                1,431            189         11,888         45,027            459
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                    1,926             38         12,706         50,509          (176)
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions      (28,734)        (1,887)      (393,702)    (1,329,490)        (9,998)
  Net realized gain/(loss) from
     foreign currency translations                                (1)            (1)         20,513         78,544              4
  Net realized gain/(loss) from futures contracts                  --             --             --             --             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations            (312)            545       (34,409)      (566,073)            379
----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments and foreign currency translations              (29,047)        (1,343)      (407,598)    (1,817,019)        (9,615)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                              $   (27,121)   $    (1,305)   $  (394,892)   $(1,766,510)   $    (9,791)
----------------------------------------------------------------------------------------------------------------------------------



                                                         Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen
For the fiscal year or period                               Global         Global       Flexible         Money
ended December 31, 2001                                   Technology       Value         Income          Market
(all numbers in thousands)                                Portfolio     Portfolio(2)    Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                               $      3,085   $         12   $     20,703   $      4,249
  Dividends                                                     1,299             10            137             --
  Foreign tax withheld                                           (89)            (1)             --             --
-------------------------------------------------------------------------------------------------------------------
Total Investment Income                                         4,295             21         20,840          4,249
-------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                 2,057              8          2,042            241
  Transfer agent expenses                                           3              1              3              3
  Registration fees                                                 9              2             15             53
  System fees                                                      15              8             13             13
  Custodian fees                                                  100             12             48              4
  Insurance expense                                                 2             --             --             --
  Audit fees                                                       14             10             11             11
  Distribution fees - Service Shares                              768              3              4             --
  Other expenses                                                    6              3              8              6
-------------------------------------------------------------------------------------------------------------------
Total Expenses                                                  2,974             47          2,144            331
-------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                          (14)             --           (10)             --
-------------------------------------------------------------------------------------------------------------------
Net Expenses                                                    2,960             47          2,134            331
-------------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                       --           (27)             --             --
-------------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                                2,960             20          2,134            331
-------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                    1,335              1         18,706          3,918
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions     (258,136)             17          3,917              3
  Net realized gain/(loss) from
    foreign currency translations                               2,930             --           (33)             --
  Net realized gain/(loss) from futures contracts                  --             --            957             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations           92,879             82        (1,575)             --
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments
  and foreign currency translations                         (162,327)             99          3,266              3
-------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                              $  (160,992)   $        100   $     21,972   $      3,921
-------------------------------------------------------------------------------------------------------------------



(2) Period May 1, 2001 (inception) to December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Janus Aspen                     Janus Aspen
                                                                              Growth                    Aggressive Growth
For the fiscal year or period ended December 31                             Portfolio                       Portfolio
(all numbers in thousands)                                             2001            2000            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $      1,846    $      6,890    $    (6,295)    $   (19,861)
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                 (864,484)         109,117     (1,447,067)       (360,356)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                   (57,057)       (795,678)        (12,668)     (1,460,660)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                     (919,695)       (679,671)     (1,466,030)     (1,840,877)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                (1,848)         (7,413)              --              --
  Net realized gain from investment transactions*                       (6,012)       (317,739)              --       (394,180)
  Tax Return of Capital*                                                   (80)              --              --       (151,092)
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                           (7,940)       (325,152)              --       (545,272)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                477,755       1,526,722         648,763       2,673,828
    Retirement Shares                                                        --         153,079              --         314,482
    Service Shares                                                      192,816         125,070         212,264         177,923
  Reinvested dividends and distributions
    Institutional Shares                                                  7,645         309,764              --         512,417
    Retirement Shares                                                        --          14,214              --          29,624
    Service Shares                                                          295           1,174              --           3,231
  Shares repurchased
    Institutional Shares                                              (634,488)       (312,403)       (634,877)       (793,084)
    Retirement Shares                                                        --        (19,033)              --        (38,550)
    Service Shares                                                     (22,885)         (4,460)        (97,634)        (10,882)
  Shares transferred - Retirement Shares(4)                                 N/A       (156,824)             N/A       (238,484)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                  21,138       1,637,303         128,516       2,630,505
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (906,497)         632,480     (1,337,514)         244,356
Net Assets:
  Beginning of period                                                 3,634,463       3,001,983       3,611,903       3,367,547
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                    $  2,727,966    $  3,634,463    $  2,274,389    $  3,611,903
-------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  3,599,918    $  3,578,860    $  4,169,844    $  4,047,623
  Undistributed net investment income/(loss)*                               (1)              --              --              --
  Undistributed net realized gain/(loss) from investments*            (923,415)        (52,918)     (1,818,052)       (370,985)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                    51,464         108,521        (77,403)        (64,735)
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $  2,727,966    $  3,634,463    $  2,274,389    $  3,611,903
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                            21,018          45,926          24,285          45,557
  Reinvested dividends and distributions                                    332           9,910              --           9,599
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                    21,350          55,836          24,285          55,156
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                   (29,402)         (9,974)        (24,548)        (14,731)
Net Increase/(Decrease) in Portfolio Shares                             (8,052)          45,862           (263)          40,425
Shares Outstanding, Beginning of Period                                 133,319          87,457          96,033          55,608
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       125,267         133,319          95,770          96,033
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(3)
  Shares sold                                                               N/A       4,483,356             N/A       5,216,842
  Reinvested dividends and distributions                                    N/A         455,506             N/A         566,408
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       N/A       4,938,862             N/A       5,783,250
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A       (560,239)             N/A       (640,402)
  Shares Transferred(4)                                                     N/A     (6,143,154)             N/A     (5,956,431)
Net Increase/(Decrease) in Portfolio Shares                                 N/A     (1,764,531)             N/A       (813,583)
Shares Outstanding Beginning of Period                                      N/A       1,764,531             N/A         813,583
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A              --             N/A              --
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(3)
  Shares sold                                                         9,086,376       4,084,302       8,375,264       3,691,277
  Reinvested dividends and distributions                                 12,711          37,963              --          61,521
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                 9,099,087            4,12       8,375,264       3,752,798
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                (1,076,388)       (152,075)     (4,072,756)       (246,622)
Net Increase/(Decrease) in Portfolio Shares                           8,022,699       3,970,190       4,302,508       3,506,176
Shares Outstanding, Beginning of Period                               3,970,190              --       3,506,176              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                    11,992,889       3,970,190       7,808,684       3,506,176
-------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
  Purchases of securities                                          $  1,557,267    $  3,172,066    $  2,579,311    $  5,700,982
  Proceeds from sales of securities                                   1,395,245       1,649,395       2,453,335       3,542,378
  Purchases of long-term U.S. government obligations                         --              --              --              --
  Proceeds from sales of long-term U.S.
    government obligations                                                   --              --              --              --

*SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(3) Transactions in Portfolio Shares - Retirement and Service Shares numbers are not in thousands.
(4) A reorganization of the Retirement Shares of the Trust occurred at the close of business on July 31, 2000. All Capital and Shares were transferred to the corresponding fund of the newly formed Janus Adviser Series.

See Note 1 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

60 JANUS ASPEN SERIES / DECEMBER 31, 2001



                                                                           Janus Aspen                     Janus Aspen
                                                                       Capital Appreciation                Core Equity
For the fiscal year or period ended December 31                             Portfolio                      Portfolio(1)
(all numbers in thousands)                                             2001            2000            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     11,738    $     20,402    $         90    $         60
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                 (306,784)       (170,331)         (1,602)           2,545
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                   (68,416)       (193,493)           (495)         (4,166)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (363,462)       (343,422)         (2,007)         (1,561)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (15,054)        (16,551)            (97)            (53)
  Net realized gain from investment transactions*                            --           (586)           (504)         (4,560)
  Tax Return of Capital*                                                     --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (15,054)        (17,137)           (601)         (4,613)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                199,630         704,138           1,725           3,979
    Retirement Shares                                                        --         108,656              --           1,097
    Service Shares                                                      335,804         730,222             941             325
  Reinvested dividends and distributions
    Institutional Shares                                                 10,470          13,032             578           4,254
    Retirement Shares                                                        --             427              --             346
    Service Shares                                                        4,529           3,677              23              13
  Shares repurchased
    Institutional Shares                                              (204,933)        (99,620)         (2,863)         (5,906)
    Retirement Shares                                                        --         (6,785)             --            (169)
    Service Shares                                                    (230,798)        (95,235)           (209)             (1)
  Shares transferred - Retirement Shares(4)                                 N/A       (109,632)            N/A          (1,185)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 114,702       1,248,880             195           2,753
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (263,814)         888,321         (2,413)         (3,421)
Net Assets:
  Beginning of period                                                 1,538,461         650,140          16,018          19,439
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                    $  1,274,647    $  1,538,461    $     13,605    $     16,018
-------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  1,823,486    $  1,708,784    $     14,840    $     14,645
  Undistributed net investment income/(loss)*                               891           4,207               6              12
  Undistributed net realized gain/(loss) from investments*            (477,989)       (171,205)         (1,838)             269
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                      (71,741)         (3,325)             597           1,092
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $  1,274,647    $  1,538,461    $     13,605    $     16,018
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                             8,561          21,576              97             158
  Reinvested dividends and distributions                                    475             444              33             197
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                     9,036          22,020             130             355
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                    (9,284)         (3,189)           (172)           (231)
Net Increase/(Decrease) in Portfolio Shares                               (248)          18,831            (42)             124
Shares Outstanding, Beginning of Period                                  37,725          18,894             819             695
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        37,477          37,725             777             819
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(3)
  Shares sold                                                               N/A       3,261,564             N/A          41,644
  Reinvested dividends and distributions                                    N/A          13,809             N/A          16,227
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       N/A       3,275,373             N/A          57,871
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A       (207,295)             N/A         (6,487)
  Shares Transferred(4)                                                     N/A     (3,781,123)             N/A        (68,523)
Net Increase/(Decrease) in Portfolio Shares                                 N/A       (713,045)             N/A        (17,139)
Shares Outstanding Beginning of Period                                      N/A         713,045             N/A          17,139
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A              --             N/A              --
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(3)
  Shares sold                                                        14,634,510      22,946,051          55,115          15,491
  Reinvested dividends and distributions                                204,508         130,292           1,358             638
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                14,839,018      23,076,343          56,473          16,129
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                               (10,512,406)     (3,185,919)        (12,431)            (49)
Net Increase/(Decrease) in Portfolio Shares                           4,326,612      19,890,424          44,042          16,080
Shares Outstanding, Beginning of Period                              19,890,424              --          16,080              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                    24,217,036      19,890,424          60,122          16,080
-------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
  Purchases of securities                                          $  1,239,236    $  1,168,304    $     15,571    $     15,229
  Proceeds from sales of securities                                     737,427         359,775          14,391          17,346
  Purchases of long-term U.S. government obligations                         --              --             569              --
  Proceeds from sales of long-term U.S. government obligations               --              --             455              --




                                                                           Janus Aspen                     Janus Aspen
                                                                             Balanced                   Growth and Income
For the fiscal year or period ended December 31                             Portfolio                       Portfolio
(all numbers in thousands)                                             2001            2000            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     99,910    $     97,282    $      1,926    $      1,504
  Net realized gain/(loss) from investment transactions and
   foreign currency translations                                      (173,368)          57,873        (28,735)         (4,264)
  Change in unrealized net appreciation/(depreciation) of
    investments and foreign currency translations                      (94,659)       (246,109)           (312)        (25,126)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (168,117)        (90,954)        (27,121)        (27,886)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (92,483)        (86,344)         (2,121)         (1,255)
  Net realized gain from investment transactions*                            --       (273,384)              --         (2,330)
  Tax Return of Capital*                                                     --         (2,274)              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (92,483)       (362,002)         (2,121)         (3,585)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                492,436       1,067,111           6,926          74,754
    Retirement Shares                                                        --         110,773              --          15,655
    Service Shares                                                      160,527          49,977          56,233          59,784
  Reinvested dividends and distributions
    Institutional Shares                                                 89,993         348,553           1,432           3,199
    Retirement Shares                                                        --          12,399              --             237
    Service Shares                                                        2,490           1,050             689             148
  Shares repurchased
    Institutional Shares                                              (253,880)        (88,638)        (21,655)        (14,889)
    Retirement Shares                                                        --        (22,210)              --         (1,929)
    Service Shares                                                     (13,979)           (483)        (14,594)         (1,032)
  Shares transferred - Retirement Shares(4)                                 N/A       (131,238)             N/A        (17,894)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 477,587       1,347,294          29,031         118,033
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   216,987         894,338           (211)          86,352
Net Assets:
  Beginning of period                                                 3,401,015       2,506,677         178,024          91,462
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                    $  3,618,002    $  3,401,015    $    177,813    $    178,024
-------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  3,765,933    $  3,288,346    $    212,637    $    183,607
  Undistributed net investment income/(loss)*                             5,542           (682)              84             279
  Undistributed net realized gain/(loss) from investments*            (192,660)        (20,495)        (33,052)         (4,318)
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                        39,187         133,846         (1,856)         (1,544)
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $  3,618,002    $  3,401,015    $    177,813    $    178,024
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                            21,063          39,707             438           3,626
  Reinvested dividends and distributions                                  3,937          13,688              92             167
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                    25,000          53,395             530           3,793
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                   (11,132)         (3,374)         (1,411)           (749)
Net Increase/(Decrease) in Portfolio Shares                              13,868          50,021           (881)           3,044
Shares Outstanding, Beginning of Period                                 137,901          87,880           7,111           4,067
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       151,769         137,901           6,230           7,111
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(3)
  Shares sold                                                               N/A       3,982,927             N/A         670,648
  Reinvested dividends and distributions                                    N/A         482,655             N/A          12,309
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       N/A       4,465,582             N/A         682,957
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A       (800,179)             N/A        (92,538)
  Shares Transferred(4)                                                     N/A     (5,577,102)             N/A       (928,105)
Net Increase/(Decrease) in Portfolio Shares                                 N/A     (1,911,699)             N/A       (337,686)
Shares Outstanding Beginning of Period                                      N/A       1,911,699             N/A         337,686
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A              --             N/A              --
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(3)
  Shares sold                                                         6,795,702       1,928,848       3,516,345       3,170,558
  Reinvested dividends and distributions                                106,048          40,850          44,389           8,192
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                 6,901,750       1,969,698       3,560,734       3,178,750
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                  (600,570)        (18,454)       (958,747)        (54,597)
Net Increase/(Decrease) in Portfolio Shares                           6,301,180       1,951,244       2,601,987       3,124,153
Shares Outstanding, Beginning of Period                               1,951,244              --       3,124,153              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                     8,252,424       1,951,244       5,726,140       3,124,153
-------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
  Purchases of securities                                          $  2,808,283    $  2,101,369    $    115,281    $    156,034
  Proceeds from sales of securities                                   2,117,439       1,801,062          77,413          43,629
  Purchases of long-term U.S. government obligations                  1,209,543         553,009           5,900           5,674
  Proceeds from sales of long-term U.S. government obligations        1,353,291         188,675           4,006              --



                                                                           Janus Aspen
                                                                         Strategic Value
For the fiscal year or period ended December 31                             Portfolio
(all numbers in thousands)                                             2001          2000(2)
-----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $         38    $         23
  Net realized gain/(loss) from investment transactions and
    foreign currency translations                                       (1,888)           (163)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                        545              68
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         (1,305)            (72)
-----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                   (46)            (14)
  Net realized gain from investment transactions*                            --              --
  Tax Return of Capital*                                                    (3)              --
-----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                              (49)            (14)
-----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                  5,015           5,740
    Retirement Shares                                                        --              --
    Service Shares                                                       17,863           1,688
  Reinvested dividends and distributions
    Institutional Shares                                                     30              14
    Retirement Shares                                                        --              --
    Service Shares                                                           19              --
  Shares repurchased
    Institutional Shares                                                (3,819)         (1,129)
    Retirement Shares                                                        --             N/A
    Service Shares                                                      (3,177)           (139)
  Shares transferred - Retirement Shares(4)                                 N/A             N/A
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                  15,931           6,174
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                    14,577           6,088
Net Assets:
  Beginning of period                                                     6,088              --
-----------------------------------------------------------------------------------------------
  End of period                                                    $     20,665    $      6,088
-----------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $     22,103    $      6,174
  Undistributed net investment income/(loss)*                                --               9
  Undistributed net realized gain/(loss) from investments*              (2,051)           (163)
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                           613              68
-----------------------------------------------------------------------------------------------
Total Net Assets                                                   $     20,665    $      6,088
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                               501             566
  Reinvested dividends and distributions                                      3               1
-----------------------------------------------------------------------------------------------
Total                                                                       504             567
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                      (405)           (112)
Net Increase/(Decrease) in Portfolio Shares                                  99             455
Shares Outstanding, Beginning of Period                                     455              --
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                           554             455
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(3)
  Shares sold                                                               N/A             N/A
  Reinvested dividends and distributions                                    N/A             N/A
-----------------------------------------------------------------------------------------------
Total                                                                       N/A             N/A
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A             N/A
  Shares Transferred(4)                                                     N/A             N/A
Net Increase/(Decrease) in Portfolio Shares                                 N/A             N/A
Shares Outstanding Beginning of Period                                      N/A             N/A
-----------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A             N/A
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(3)
  Shares sold                                                         1,884,765         167,095
  Reinvested dividends and distributions                                  1,936              --
-----------------------------------------------------------------------------------------------
Total                                                                 1,886,701         167,095
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                  (340,528)        (13,867)
Net Increase/(Decrease) in Portfolio Shares                           1,546,173         153,228
Shares Outstanding, Beginning of Period                                 153,228              --
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                     1,699,401         153,228
-----------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
  (excluding short-term securities)
  Purchases of securities                                          $     20,081    $      5,885
  Proceeds from sales of securities                                       8,816           1,019
  Purchases of long-term U.S. government obligations                         --              --
  Proceeds from sales of long-term U.S. government obligations               --              --



*SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(1) Formerly, Janus Aspen Equity Income Portfolio.
(2) Period May 1, 2000 (inception) to December 31, 2000.
(3) Transactions in Portfolio Shares - Retirement and Service Shares numbers are not in thousands.
(4) A reorganization of the Retirement Shares of the Trust occurred at the close of business on July 31, 2000. All Capital and Shares were transferred to the corresponding fund of the newly formed Janus Adviser Series. See Note 1 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 61


                                                                           Janus Aspen                     Janus Aspen
                                                                       International Growth              Worldwide Growth
For the fiscal year or period ended December 31                             Portfolio                       Portfolio
(all numbers in thousands)                                             2001            2000            2001            2000
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $     12,706    $     28,280    $     50,509    $     43,042
  Net realized gain/(loss) from investment transactions and
    foreign currency translations                                     (373,189)        (37,614)     (1,250,946)         397,593
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                   (34,409)       (360,777)       (566,073)     (2,071,034)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (394,892)       (370,111)     (1,766,510)     (1,630,399)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (12,432)        (26,360)        (30,871)        (36,497)
  Net realized gain from investment transactions*                            --        (39,214)              --       (676,385)
  Tax Return of Capital*                                                (1,196)        (14,933)              --        (26,807)
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (13,628)        (80,507)        (30,871)       (739,689)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                              1,334,758       1,816,630       1,868,238       4,145,802
    Retirement Shares                                                        --          41,309              --         329,517
    Service Shares                                                    2,075,701       1,113,808         557,231         112,404
  Reinvested dividends and distributions
    Institutional Shares                                                  9,883          62,975          30,505         706,606
    Retirement Shares                                                        --           2,046              --          31,514
    Service Shares                                                        3,745          15,485             365           1,569
  Shares repurchased
    Institutional Shares                                            (1,356,535)     (1,209,895)     (2,122,925)     (1,432,236)
    Retirement Shares                                                        --         (8,874)              --        (82,053)
    Service Shares                                                  (1,903,124)       (513,233)       (432,833)        (31,149)
  Shares transferred - Retirement Shares(3)                                 N/A        (41,133)             N/A       (307,138)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                 164,428       1,279,118        (99,419)       3,474,836
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (244,092)         828,500     (1,896,800)       1,104,748
Net Assets:
  Beginning of period                                                 1,655,878         827,378       7,775,920       6,671,172
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                    $  1,411,786    $  1,655,878    $  5,879,120    $  7,775,920
-------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  1,873,647    $  1,710,415    $  6,956,675    $  7,056,094
  Undistributed net investment income/(loss)*                              (64)             (8)           3,403        (15,370)
  Undistributed net realized gain/(loss) from investments*            (456,059)        (83,200)     (1,401,289)       (151,208)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                   (5,738)          28,671         320,331         886,404
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $  1,411,786    $  1,655,878    $  5,879,120    $  7,775,920
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                            52,830          47,151          59,161          88,021
  Reinvested dividends and distributions                                    399           1,737           1,020          16,092
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                    53,229          48,888          60,181         104,113
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                   (53,661)        (32,347)        (68,537)        (31,832)
Net Increase/(Decrease) in Portfolio Shares                               (432)          16,541         (8,356)          72,281
Shares Outstanding, Beginning of Period                                  37,496          20,955         208,330         136,049
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        37,064          37,496         199,974         208,330
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(2)
  Shares sold                                                               N/A       1,025,887             N/A       6,652,190
  Reinvested dividends and distributions                                    N/A          56,175             N/A         719,863
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       N/A       1,082,062             N/A       7,372,053
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A       (220,009)             N/A     (1,662,497)
  Shares Transferred(3)                                                     N/A     (1,302,596)             N/A     (9,376,215)
Net Increase/(Decrease) in Portfolio Shares                                 N/A       (440,543)             N/A     (3,666,659)
Shares Outstanding Beginning of Period                                      N/A         440,543             N/A       3,666,659
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A              --             N/A              --
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(2)
  Shares sold                                                        85,065,105      30,462,735      18,926,181       2,699,741
  Reinvested dividends and distributions                                150,227         432,775          12,032          36,074
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                85,215,332      30,895,510      18,938,213       2,735,815
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                               (78,187,459)    (14,667,488)    (14,849,982)       (784,128)
Net Increase/(Decrease) in Portfolio Shares                           7,027,873      16,228,022       4,088,231       1,951,687
Shares Outstanding, Beginning of Period                              16,228,022              --       1,951,687              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                    23,255,895      16,228,022       6,039,918       1,951,687
-------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
  (excluding short-term securities)
  Purchases of securities                                          $  1,185,481    $  1,843,575    $  5,712,901    $  7,160,440
  Proceeds from sales of securities                                     808,446         795,283       4,697,653       4,766,416
  Purchases of long-term U.S. government obligations                         --              --              --              --
  Proceeds from sales of long-term U.S. government obligations               --              --              --              --


*SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(2) Transactions in Portfolio Shares - Retirement and Service Shares numbers are not in thousands.
(3) A reorganization of the Retirement Shares of the Trust occurred at the close of business on July 31, 2000. All Capital and Shares were transferred to the corresponding fund of the newly formed Janus Adviser Series. See Note 1 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

62 JANUS ASPEN SERIES / DECEMBER 31, 2001


                                                                           Janus Aspen                     Janus Aspen
                                                                       Global Life Sciences             Global Technology
For the fiscal year or period ended December 31                             Portfolio                       Portfolio
(all numbers in thousands)                                             2001           2000(1)          2001           2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $      (176)    $         26    $      1,335    $      3,787
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                   (9,994)         (1,278)       (255,206)        (55,384)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                        379           3,661          92,879       (151,214)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         (9,791)           2,409       (160,992)       (202,811)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                    (3)            (22)         (2,265)         (2,861)
  Net realized gain from investment transactions*                            --              --              --              --
  Tax Return of Capital*                                                    (6)              --            (23)              --
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                               (9)            (22)         (2,288)         (2,861)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                  3,221          20,738           6,263          84,777
    Retirement Shares                                                        --              --              --              --
    Service Shares                                                       32,095          58,670         339,553         619,734
  Reinvested dividends and distributions
    Institutional Shares                                                      9              22             295             583
    Retirement Shares                                                        --              --              --              --
    Service Shares                                                           --              --           1,993           2,278
  Shares repurchased
    Institutional Shares                                                (6,406)        (10,083)        (34,417)        (24,882)
    Retirement Shares                                                        --             N/A              --             N/A
    Service Shares                                                     (27,975)        (12,745)       (267,155)        (67,324)
  Shares transferred - Retirement Shares(3)                                 N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                     944          56,602          46,532         615,166
-------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                   (8,856)          58,989       (116,748)         409,494
Net Assets:
  Beginning of period                                                    58,989              --         409,494              --
-------------------------------------------------------------------------------------------------------------------------------
  End of period                                                    $     50,133    $     58,989    $    292,746    $    409,494
-------------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $     57,364    $     56,602    $    661,675    $    615,166
  Undistributed net investment income/(loss)*                                --               3            (45)             901
  Undistributed net realized gain/(loss) from investments*             (11,271)         (1,277)       (310,549)        (55,359)
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                         4,040           3,661        (58,335)       (151,214)
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $     50,133    $     58,989    $    292,746    $    409,494
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                               428           2,379           1,276           8,264
  Reinvested dividends and distributions                                      1               2              66              87
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       429           2,381           1,342           8,351
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                      (840)         (1,201)         (5,277)         (2,969)
Net Increase/(Decrease) in Portfolio Shares                               (411)           1,180         (3,935)           5,382
Shares Outstanding, Beginning of Period                                   1,180              --           5,382              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                           769           1,180           1,447           5,382
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(2)
  Shares sold                                                               N/A             N/A             N/A             N/A
  Reinvested dividends and distributions                                    N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                       N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A             N/A             N/A             N/A
  Shares Transferred(3)                                                     N/A             N/A             N/A             N/A
Net Increase/(Decrease) in Portfolio Shares                                 N/A             N/A             N/A             N/A
Shares Outstanding Beginning of Period                                      N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A             N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(2)
  Shares sold                                                         4,176,893       6,575,673      72,489,148      64,808,588
  Reinvested dividends and distributions                                     --              --         421,245         338,970
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                 4,176,893       6,575,673      72,910,393      65,147,558
-------------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                (3,639,459)     (1,418,542)    (59,678,381)     (7,945,780)
Net Increase/(Decrease) in Portfolio Shares                             537,434       5,157,131      13,232,012      57,201,778
Shares Outstanding, Beginning of Period                               5,157,131              --      57,201,778              --
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                     5,694,565       5,157,131      70,433,790      57,201,778
-------------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
   short-term securities)
  Purchases of securities                                          $     52,563    $     77,188    $    273,734    $    659,258
  Proceeds from sales of securities                                      46,616          27,888         233,432          90,293
  Purchases of long-term U.S. government obligations                         --              --              --              --
  Proceeds from sales of long-term U.S. government obligations               --              --              --              --



                                                                   Janus Aspen             Janus Aspen
                                                                   Global Value          Flexible Income
For the fiscal year or period ended December 31                     Portfolio               Portfolio
(all numbers in thousands)                                            2001(4)          2001            2000
---------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $          1    $     18,706    $     14,527
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                        17           4,841         (5,880)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                         82         (1,575)           4,718
---------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                           100          21,972          13,365
---------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                    (1)        (19,405)        (12,163)
  Net realized gain from investment transactions*                            --              --              --
  Tax Return of Capital*                                                     --              --              --
---------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                               (1)        (19,405)        (12,163)
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                     --      188,617(5)          87,737
    Retirement Shares                                                        --              --             324
    Service Shares                                                        2,008           1,869             585
  Reinvested dividends and distributions
    Institutional Shares                                                     --          19,327          12,124
    Retirement Shares                                                        --              --              32
    Service Shares                                                            1              78               7
  Shares repurchased
    Institutional Shares                                                     --        (65,394)        (45,339)
    Retirement Shares                                                        --              --           (368)
    Service Shares                                                           --           (388)            (36)
  Shares transferred - Retirement Shares(3)                                 N/A             N/A           (822)
---------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                   2,009         144,109          54,244
---------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                     2,108         146,676          55,446
Net Assets:
  Beginning of period                                                        --         242,969         187,523
---------------------------------------------------------------------------------------------------------------
  End of period                                                    $      2,108    $    389,645    $    242,969
---------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $      2,009    $    391,609    $    247,500
  Undistributed net investment income/(loss)*                                --           1,306           2,037
  Undistributed net realized gain/(loss) from investments*                   17         (3,672)         (8,545)
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                            82             402           1,977
---------------------------------------------------------------------------------------------------------------
Total Net Assets                                                   $      2,108    $    389,645    $    242,969
---------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                                --       15,929(5)           7,707
  Reinvested dividends and distributions                                     --           1,673           1,074
---------------------------------------------------------------------------------------------------------------
Total                                                                        --          17,602           8,781
---------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                         --         (5,519)         (3,979)
Net Increase/(Decrease) in Portfolio Shares                                  --          12,083           4,802
Shares Outstanding, Beginning of Period                                      --          21,159          16,357
---------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                            --          33,242          21,159
---------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(2)
  Shares sold                                                               N/A             N/A          27,606
  Reinvested dividends and distributions                                    N/A             N/A           2,716
---------------------------------------------------------------------------------------------------------------
Total                                                                       N/A             N/A          30,322
---------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A             N/A        (31,218)
  Shares Transferred(3)                                                     N/A             N/A        (70,947)
Net Increase/(Decrease) in Portfolio Shares                                 N/A             N/A        (71,843)
Shares Outstanding Beginning of Period                                      N/A             N/A          71,843
---------------------------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A             N/A              --
---------------------------------------------------------------------------------------------------------------
 Transactions in Portfolio Shares - Service Shares(2)
  Shares sold                                                           200,754         154,988          51,366
  Reinvested dividends and distributions                                    135           6,561             628
---------------------------------------------------------------------------------------------------------------
Total                                                                   200,889         161,549          51,994
---------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                         --        (32,039)         (3,110)
Net Increase/(Decrease) in Portfolio Shares                             200,889         129,510          48,884
Shares Outstanding, Beginning of Period                                      --          48,884              --
---------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       200,889         178,394          48,884
---------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
  Purchases of securities                                          $      2,148    $    515,116    $    244,605
  Proceeds from sales of securities                                         216         421,975         243,465
  Purchases of long-term U.S. government obligations                         --         541,730         173,377
  Proceeds from sales of long-term U.S. government obligations               --         505,846         118,903



                                                                           Janus Aspen
                                                                           Money Market
For the fiscal year or period ended December 31                             Portfolio
(all numbers in thousands)                                             2001            2000

-----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $      3,918    $      4,120
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                         3             (4)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                         --              --
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting
  from Operations                                                         3,921           4,116
-----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                (3,918)         (4,116)
  Net realized gain from investment transactions*                           (3)
  Tax Return of Capital*                                                     --              --
-----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                           (3,921)         (4,116)
-----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                                307,440         249,108
    Retirement Shares                                                        --          22,027
    Service Shares                                                           --              10
  Reinvested dividends and distributions
    Institutional Shares                                                  3,920           3,962
    Retirement Shares                                                        --             119
    Service Shares                                                            1               1
  Shares repurchased
    Institutional Shares                                              (281,937)       (251,528)
    Retirement Shares                                                        --        (16,648)
    Service Shares                                                           --              --
  Shares transferred - Retirement Shares(3)                                 N/A         (6,652)
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions                  29,424             399
-----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                    29,424             399
Net Assets:
  Beginning of period                                                    70,818          70,419
-----------------------------------------------------------------------------------------------
  End of period                                                    $    100,242    $     70,818
-----------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $    100,242    $     70,818
  Undistributed net investment income/(loss)*                                --              --
  Undistributed net realized gain/(loss) from investments*                   --              --
  Unrealized appreciation/(depreciation) of investments and
    foreign currency translations                                            --              --
-----------------------------------------------------------------------------------------------
Total Net Assets                                                   $    100,242    $     70,818
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                           307,440         249,108
  Reinvested dividends and distributions                                  3,920           3,962
-----------------------------------------------------------------------------------------------
Total                                                                   311,360         253,070
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                  (281,937)       (251,528)
Net Increase/(Decrease) in Portfolio Shares                              29,423           1,542
Shares Outstanding, Beginning of Period                                  70,808          69,266
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       100,231          70,808
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Retirement Shares(2)
  Shares sold                                                               N/A      22,027,481
  Reinvested dividends and distributions                                    N/A         119,031
-----------------------------------------------------------------------------------------------
Total                                                                       N/A      22,146,512
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                        N/A    (16,647,641)
  Shares Transferred(3)                                                     N/A     (6,651,902)
Net Increase/(Decrease) in Portfolio Shares                                 N/A     (1,153,031)
Shares Outstanding Beginning of Period                                      N/A       1,153,031
-----------------------------------------------------------------------------------------------
Shares Outstanding End of Period                                            N/A              --
-----------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(2)
  Shares sold                                                                --          10,001
  Reinvested dividends and distributions                                    422             600
-----------------------------------------------------------------------------------------------
Total                                                                       422          10,601
-----------------------------------------------------------------------------------------------
  Shares Repurchased                                                         --             (1)
Net Increase/(Decrease) in Portfolio Shares                                 422          10,600
Shares Outstanding, Beginning of Period                                  10,600              --
-----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                        11,022          10,600
-----------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities: (excluding
  short-term securities)
  Purchases of securities                                                    --              --
  Proceeds from sales of securities                                          --              --
  Purchases of long-term U.S. government obligations                         --              --
  Proceeds from sales of long-term U.S. government obligations               --              --



*SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(1) Period January 18, 2000 (inception) to December 31, 2000.
(2) Transactions in Portfolio Shares - Retirement and Service Shares numbers are not in thousands.
(3) A reorganization of the Retirement Shares of the Trust occurred at the close of business on July 31, 2000. All Capital and Shares were transferred to the corresponding fund of the newly formed Janus Adviser Series. See Note 1 in Notes to Financial Statements.
(4) Period May 1, 2001 (inception) to December 31, 2001.
(5) See Note 1 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 63

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES



For a share outstanding during                                              Janus Aspen Growth Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    26.48     $    33.65     $    23.54     $    18.48     $    15.51
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .02            .05            .07            .05            .15
  Net gain/(loss) on securities
    (both realized and unrealized)                         (6.56)         (4.59)          10.24           6.36           3.34
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (6.54)         (4.54)          10.31           6.41           3.49
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.01)          (.06)          (.06)          (.05)          (.15)
  Distributions (from capital gains)*                       (.04)         (2.57)          (.14)         (1.30)          (.37)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.05)         (2.63)          (.20)         (1.35)          (.52)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    19.89     $    26.48     $    33.65     $    23.54     $    18.48
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             (24.73)%       (14.55)%         43.98%         35.66%         22.75%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $2,490,954     $3,529,807     $2,942,649     $1,103,549     $  608,281
Average Net Assets for the Period (in thousands)       $2,911,331     $3,734,449     $1,775,373     $  789,454     $  477,914
Ratio of Gross Expenses to Average Net Assets(1)            0.66%          0.67%          0.67%          0.68%          0.70%
Ratio of Net Expenses to Average Net Assets(1)              0.66%          0.67%          0.67%          0.68%          0.69%
Ratio of Net Investment Income to Average Net Assets        0.07%          0.19%          0.30%          0.26%          0.91%
Portfolio Turnover Rate                                       48%            47%            53%            73%           122%


For a share outstanding during                                        Janus Aspen Aggressive Growth Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    36.30     $    59.70     $    27.64     $    20.55     $    18.24
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                 --            .01             --             --             --
  Net gain/(loss) on securities
    (both realized and unrealized)                        (14.32)        (17.08)          33.46           7.09           2.31
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (14.32)        (17.07)          33.46           7.09           2.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                      --             --             --             --             --
  Distributions (from capital gains)*                          --         (4.58)         (1.40)             --             --
  Tax return of capital*                                       --         (1.75)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            --         (6.33)         (1.40)             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    21.98     $    36.30     $    59.70     $    27.64     $    20.55
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             (39.45)%       (31.82)%        125.40%         34.26%         12.66%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $2,104,733     $3,485,768     $3,319,619     $  772,943     $  508,198
Average Net Assets for the Period (in thousands)       $2,508,186     $4,409,584     $1,476,445     $  576,444     $  418,464
Ratio of Gross Expenses to Average Net Assets(1)            0.67%          0.66%          0.70%          0.75%          0.76%
Ratio of Net Expenses to Average Net Assets(1)              0.66%          0.66%          0.69%          0.75%          0.76%
Ratio of Net Investment Income to Average Net Assets      (0.22)%        (0.42)%        (0.50)%        (0.36)%        (0.10)%
Portfolio Turnover Rate                                       99%            82%           105%           132%           130%



*See Note 3 in Notes to Financial Statements.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

64 JANUS ASPEN SERIES / DECEMBER 31, 2001





For a share outstanding during                                       Janus Aspen Capital Appreciation Portfolio
the fiscal year or period ended December 31               2001           2000           1999           1998         1997(1)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    26.79     $    33.17     $    19.94     $    12.62     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .22            .43            .12            .01            .05
  Net gain/(loss) on securities
    (both realized and unrealized)                         (6.01)         (6.43)          13.22           7.32           2.61
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (5.79)         (6.00)          13.34           7.33           2.66
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.28)          (.37)          (.11)          (.01)          (.04)
  Distributions (from capital gains)*                          --          (.01)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.28)          (.38)          (.11)          (.01)          (.04)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    20.72     $    26.79     $    33.17     $    19.94     $    12.62
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                           (21.67)%       (18.18)%         67.00%         58.11%         26.60%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  776,553     $1,010,497     $  626,611     $   74,187     $    6,833
Average Net Assets for the Period (in thousands)       $  855,499     $  954,279     $  257,422     $   25,964     $    2,632
Ratio of Gross Expenses to Average Net Assets***(2)         0.66%          0.67%          0.70%          0.92%          1.26%
Ratio of Net Expenses to Average Net Assets***(2)           0.66%          0.67%          0.70%          0.91%          1.25%
Ratio of Net Investment Income to Average Net Assets***     0.96%          1.60%          0.76%          0.27%          1.43%
Portfolio Turnover Rate***                                    67%            41%            52%            91%           101%


For a share outstanding during                                          Janus Aspen Core Equity Portfolio(3)
each fiscal year ended December 31                        2001           2000           1999           1998         1997(1)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    19.20     $    27.32     $    19.41     $    13.46     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .11            .07            .07            .02            .01
  Net gain/(loss) on securities
    (both realized and unrealized)                         (2.34)         (1.95)           7.99           6.16           3.46
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (2.23)         (1.88)           8.06           6.18           3.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.12)          (.07)          (.06)          (.02)          (.01)
  Distributions (from capital gains)*                       (.59)         (6.17)          (.09)          (.21)             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.71)         (6.24)          (.15)          (.23)          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    16.26     $    19.20     $    27.32     $    19.41     $    13.46
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                           (11.75)%        (8.07)%         41.58%         46.24%         34.70%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $   12,634     $   15,712     $   18,975     $    9,017     $    3,047
Average Net Assets for the Period (in thousands)       $   13,983     $   17,328     $   14,663     $    5,629     $    1,101
Ratio of Gross Expenses to Average Net Assets***(2)         1.13%          1.25%          1.25%          1.25%          1.25%
Ratio of Net Expenses to Average Net Assets***(2)           1.12%          1.25%          1.25%          1.25%          1.25%
Ratio of Net Investment Income to Average Net Assets***     0.63%          0.36%          0.31%          0.17%          0.35%
Portfolio Turnover Rate***                                   114%            95%           114%            79%           128%



*See Note 3 in Notes to Financial Statements.
**Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) Period May 1, 1997 (inception) to December 31, 1997.
(2) See Note 5 in Notes to Financial Statements.
(3) Formerly, Janus Aspen Equity Income Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 65

--------------------------------------------------------------------------------



For a share outstanding during                                             Janus Aspen Balanced Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    24.31     $    27.91     $    22.50     $    17.47     $    14.77
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .65            .64            .59            .39            .34
  Net gain/(loss) on securities
    (both realized and unrealized)                         (1.78)         (1.22)           5.38           5.51           2.89
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (1.13)          (.58)           5.97           5.90           3.23
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.61)          (.69)          (.56)          (.38)          (.35)
  Distributions (from capital gains)*                          --         (2.31)             --          (.49)          (.18)
  Tax return of capital*                                       --          (.02)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.61)         (3.02)          (.56)          (.87)          (.53)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    22.57     $    24.31     $    27.91     $    22.50     $    17.47
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                              (4.66)%        (2.27)%         26.76%         34.28%         22.10%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $3,425,664     $3,352,381     $2,453,079     $  882,495     $  362,409
Average Net Assets for the Period (in thousands)       $3,361,832     $3,020,072     $1,583,635     $  555,002     $  176,432
Ratio of Gross Expenses to Average Net Assets(1)            0.66%          0.66%          0.69%          0.74%          0.83%
Ratio of Net Expenses to Average Net Assets(1)              0.66%          0.66%          0.69%          0.74%          0.82%
Ratio of Net Investment Income to Average Net Assets        2.89%          3.15%          2.86%          2.41%          2.87%
Portfolio Turnover Rate                                      114%            72%            92%            70%           139%


For a share outstanding during                                               Janus Aspen Growth and Income Portfolio
the fiscal year or period ended December 31                              2001           2000           1999         1998(2)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    17.41     $    20.77     $    11.96     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .20            .19            .04            .02
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (2.52)         (3.08)           8.81           1.96
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (2.32)         (2.89)           8.85           1.98
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.22)          (.16)          (.04)          (.02)
  Distributions (from capital gains)*                                         --          (.31)             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.22)          (.47)          (.04)          (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    14.87     $    17.41     $    20.77     $    11.96
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                                          (13.37)%       (14.10)%         74.04%         19.80%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $   92,659     $  123,812     $   84,480     $    6,413
Average Net Assets for the Period (in thousands)                      $  105,243     $  124,282     $   28,838     $    2,883
Ratio of Gross Expenses to Average Net Assets***(1)                        0.70%          0.78%          1.06%          1.25%
Ratio of Net Expenses to Average Net Assets***(1)                          0.70%          0.78%          1.05%          1.25%
Ratio of Net Investment Income to Average Net Assets***                    1.19%          1.07%          0.56%          0.66%
Portfolio Turnover Rate***                                                   52%            37%            59%            62%



  *See Note 3 in Notes to Financial Statements.
 **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period May 1, 1998 (inception) to December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

66 JANUS ASPEN SERIES / DECEMBER 31, 2001



For a share outstanding during                                         Janus Aspen Strategic Value Portfolio
the fiscal year or period ended December 31                              2001                        2000(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $     9.99                    $    10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .05                           .05
  Net gain/(loss) on securities
    (both realized and unrealized)                                         (.86)                         (.03)
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (.81)                           .02
--------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.05)                         (.03)
  Distributions (from capital gains)*                                         --                            --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.05)                         (.03)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     9.13                    $     9.99
--------------------------------------------------------------------------------------------------------------
Total Return**                                                           (8.12)%                         0.20%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $    5,060                    $    4,550
Average Net Assets for the Period (in thousands)                      $    5,537                    $    3,243
Ratio of Gross Expenses to Average Net Assets***(2)                        1.25%                         1.25%
Ratio of Net Expenses to Average Net Assets***(2)                          1.25%                         1.25%
Ratio of Net Investment Income to Average Net Assets***                    0.55%                         0.97%
Portfolio Turnover Rate***                                                   86%                           47%

For a share outstanding during                                       Janus Aspen International Growth Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    30.90     $    38.67     $    21.27     $    18.48     $    15.72
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .26            .62            .06            .13            .11
Net gain/(loss) on securities
    (both realized and unrealized)                         (7.43)         (6.51)          17.40           3.07           2.80
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (7.17)         (5.89)          17.46           3.20           2.91
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.26)          (.63)          (.06)          (.14)          (.11)
  Distributions (from capital gains)*                          --          (.91)             --          (.27)          (.04)
  Tax return of capital*                                       --          (.34)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.26)         (1.88)          (.06)          (.41)          (.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    23.47     $    30.90     $    38.67     $    21.27     $    18.48
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             (23.23)%       (15.94)%         82.27%         17.23%         18.51%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  869,983     $1,158,666     $  810,392     $  311,110     $  161,091
Average Net Assets for the Period (in thousands)       $  962,343     $1,214,163     $  425,876     $  234,421     $   96,164
Ratio of Gross Expenses to Average Net Assets(2)            0.71%          0.71%          0.77%          0.86%          0.96%
Ratio of Net Expenses to Average Net Assets(2)              0.71%          0.71%          0.76%          0.86%          0.96%
Ratio of Net Investment Income to Average Net Assets        0.95%          1.88%          0.26%          0.73%          0.70%
Portfolio Turnover Rate                                       65%            67%            80%            93%            86%



*See Note 3 in Notes to Financial Statements.
**Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) Period May 1, 2000 (inception) to December 31, 2000.
(2) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 67


For a share outstanding during                                         Janus Aspen Worldwide Growth Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    36.98     $    47.75     $    29.09     $    23.39     $    19.44
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .24            .11            .07            .16            .16
  Net gain/(loss) on securities
    (both realized and unrealized)                         (8.53)         (7.03)          18.65           6.59           4.14
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           (8.29)         (6.92)          18.72           6.75           4.30
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.15)          (.19)          (.06)          (.18)          (.19)
  Distributions (from capital gains)*                          --         (3.52)             --          (.87)          (.16)
  Tax return of capital*                                       --          (.14)             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.15)         (3.85)          (.06)         (1.05)          (.35)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    28.54     $    36.98     $    47.75     $    29.09     $    23.39
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             (22.44)%       (15.67)%         64.45%         28.92%         22.15%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $5,707,728     $7,704,163     $6,496,773     $2,890,375     $1,576,548
Average Net Assets for the Period (in thousands)       $6,387,010     $8,255,166     $3,862,773     $2,217,695     $1,148,951
Ratio of Gross Expenses to Average Net Assets(1)            0.69%          0.69%          0.71%          0.72%          0.74%
Ratio of Net Expenses to Average Net Assets(1)              0.69%          0.69%          0.71%          0.72%          0.74%
Ratio of Net Investment Income to Average Net Assets        0.78%          0.52%          0.20%          0.64%          0.67%
Portfolio Turnover Rate                                       82%            66%            67%            77%            80%

For a share outstanding during                                       Janus Aspen Global Life Sciences Portfolio
the fiscal year or period ended December 31                              2001                        2000(2)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $     9.31                    $    10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .02                           .05
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (1.55)                         (.72)
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (1.53)                         (.67)
--------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                     --                         (.02)
  Distributions (from capital gains)*                                         --                            --
  Tax return of capital*                                                   (.01)                            --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.01)                         (.02)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     7.77                    $     9.31
--------------------------------------------------------------------------------------------------------------
Total Return**                                                          (16.43)%                       (6.70)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $    5,972                    $   10,984
Average Net Assets for the Period (in thousands)                      $    6,482                    $    5,372
Ratio of Gross Expenses to Average Net Assets***(1)                        0.81%                         1.03%
Ratio of Net Expenses to Average Net Assets***(1)                          0.81%                         1.02%
Ratio of Net Investment Income to Average Net Assets***                  (0.16)%                         0.60%
Portfolio Turnover Rate***                                                  109%                          137%



*See Note 3 in Notes to Financial Statements.
**Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period January 18, 2000 (inception) to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

68 JANUS ASPEN SERIES / DECEMBER 31, 2001


For a share outstanding during                                        Janus Aspen Global Technology Portfolio
the fiscal year or period ended December 31                              2001                        2000(1)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $     6.49                    $    10.00
--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .19                           .16
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (2.57)                        (3.56)
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (2.38)                        (3.40)
--------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.21)                         (.11)
  Distributions (from capital gains)*                                         --                            --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.21)                         (.11)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     3.90                    $     6.49
--------------------------------------------------------------------------------------------------------------
Total Return**                                                          (37.07)%                      (34.03)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $    5,643                    $   34,950
Average Net Assets for the Period (in thousands)                      $    9,242                    $   55,483
Ratio of Gross Expenses to Average Net Assets***(2)                        0.68%                         0.69%
Ratio of Net Expenses to Average Net Assets***(2)                          0.67%                         0.69%
Ratio of Net Investment Income to Average Net Assets***                    0.64%                         1.64%
Portfolio Turnover Rate***                                                   91%                           34%

For a share outstanding during                                          Janus Aspen Flexible Income Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    11.46     $    11.41     $    12.05     $    11.78     $    11.24
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .61            .72            .76            .64            .67
  Net gain/(loss) on securities
    (both realized and unrealized)                            .26          (.02)          (.58)            .41            .62
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              .87            .70            .18           1.05           1.29
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.67)          (.65)          (.75)          (.67)          (.64)
  Distributions (from capital gains)*                          --             --          (.07)          (.11)          (.11)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.67)          (.65)          (.82)          (.78)          (.75)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $    11.66     $    11.46     $    11.41     $    12.05     $    11.78
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                7.74%          6.25%          1.60%          9.11%         11.76%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  387,509     $  242,401     $  186,681     $  129,582     $   54,098
Average Net Assets for the Period (in thousands)       $  317,156     $  206,242     $  161,459     $   86,627     $   36,547
Ratio of Gross Expenses to Average Net Assets(2)            0.67%          0.76%          0.72%          0.73%          0.75%
Ratio of Net Expenses to Average Net Assets(2)              0.67%          0.76%          0.72%          0.73%          0.75%
Ratio of Net Investment Income to Average Net Assets        5.87%          7.02%          6.99%          6.36%          6.90%
Portfolio Turnover Rate                                      308%           202%           116%           145%           119%



*See Note 3 in Notes to Financial Statements.
**Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) Period January 18, 2000 (inception) to December 31, 2000.
(2) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 69


For a share outstanding during                                           Janus Aspen Money Market Portfolio
the fiscal year ended December 31                         2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                .04            .06            .05            .05            .05
  Net gain/(loss) on securities
    (both realized and unrealized)                             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                              .04            .06            .05            .05            .05
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                   (.04)          (.06)          (.05)          (.05)          (.05)
  Distributions (from capital gains)*                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.04)          (.06)          (.05)          (.05)          (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                4.22%          6.29%          4.98%          5.36%          5.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)               $  100,231     $   70,808     $   69,266     $   38,690     $   15,374
Average Net Assets for the Period (in thousands)       $   96,524     $   64,491     $   54,888     $   31,665     $    8,926
Ratio of Gross Expenses to Average Net Assets(1)            0.34%          0.36%          0.43%          0.34%          0.50%
Ratio of Net Expenses to Average Net Assets(1)              0.34%          0.36%          0.43%          0.34%          0.50%
Ratio of Net Investment Income to Average Net Assets        4.07%          6.13%          4.94%          5.21%          5.17%



*See Note 3 in Notes to Financial Statements.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

70 JANUS ASPEN SERIES / DECEMBER 31, 2001

                                          FINANCIAL HIGHLIGHTS - SERVICE SHARES



                                                                             Janus Aspen                   Janus Aspen
For a share outstanding during                                            Growth Portfolio         Aggressive Growth Portfolio
the fiscal year ended December 31                                        2001           2000           2001           2000

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    26.36     $    33.52     $    35.97     $    59.16
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                             (.02)          (.01)          (.09)            .12
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (6.54)         (4.58)        (14.15)        (16.98)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (6.56)         (4.59)        (14.24)        (16.86)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                     --             --             --             --
  Distributions (from capital gains)*                                      (.04)         (2.57)             --         (4.58)
Tax return of capital*                                                        --             --             --         (1.75)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.04)         (2.57)             --         (6.33)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    19.76     $    26.36     $    21.73     $    35.97
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                            (24.90)%       (14.75)%       (39.59)%       (31.78)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $  237,012     $  104,656     $  169,656     $  126,135
Average Net Assets for the Period (in thousands)                      $  160,200     $   29,782     $  146,884     $   43,775
Ratio of Gross Expenses to Average Net Assets(1)                           0.91%          0.92%          0.92%          0.92%
Ratio of Net Expenses to Average Net Assets(1)                             0.91%          0.92%          0.92%          0.92%
Ratio of Net Investment Income/(Loss)
to Average Net Assets                                                    (0.20)%        (0.07)%        (0.48)%        (0.65)%
Portfolio Turnover Rate                                                      48%            47%            99%            82%

                                                                             Janus Aspen                   Janus Aspen
For a share outstanding during                                     Capital Appreciation Portfolio   Core Equity Portfolio(2)
the fiscal year ended December 31                                        2001           2000           2001           2000

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    26.54     $    32.77     $    19.05     $    27.15
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .14            .27            .05            .01
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (5.92)         (6.27)         (2.31)         (1.93)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (5.78)         (6.00)         (2.26)         (1.92)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.19)          (.22)          (.05)          (.01)
  Distributions (from capital gains)*                                         --          (.01)          (.59)         (6.17)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.19)          (.23)          (.64)         (6.18)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    20.57     $    26.54     $    16.15     $    19.05
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                            (21.83)%       (18.37)%       (12.04)%        (8.24)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $  498,094     $  527,960     $      971     $      306
Average Net Assets for the Period (in thousands)                      $  514,004     $  311,628     $      612     $       93
Ratio of Gross Expenses to Average Net Assets(1)                           0.91%          0.92%          1.30%          1.52%
Ratio of Net Expenses to Average Net Assets(1)                             0.91%          0.92%          1.30%          1.52%
Ratio of Net Investment Income/(Loss) to Average Net Assets                0.69%          1.52%          0.44%          0.38%
Portfolio Turnover Rate                                                      67%            41%           114%            95%



*See Note 3 in Notes to Financial Statements.
(1) See Note 5 in Notes to Financial Statements.
(2) Formerly, Janus Aspen Equity Income Portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 71


                                                                             Janus Aspen                   Janus Aspen
For a share outstanding during                                           Balanced Portfolio        Growth and Income Portfolio
the fiscal year ended December 31                                        2001           2000           2001           2000

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    24.92     $    27.82     $    17.35     $    20.63
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .47            .17            .12            .07
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (1.68)          (.52)         (2.47)         (2.99)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (1.21)          (.35)         (2.35)         (2.92)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.40)          (.22)          (.13)          (.05)
  Distributions (from capital gains)*                                         --         (2.31)             --          (.31)
  Tax return of capital*                                                      --          (.02)             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.40)         (2.55)          (.13)          (.36)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    23.31     $    24.92     $    14.87     $    17.35
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                             (4.90)%        (1.37)%       (13.58)%       (14.31)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $  192,338     $   48,634     $   85,154     $   54,212
Average Net Assets for the Period (in thousands)                      $  108,835     $   13,810     $   73,705     $   12,868
Ratio of Gross Expenses to Average Net Assets(1)                           0.91%          0.92%          0.95%          1.11%
Ratio of Net Expenses to Average Net Assets(1)                             0.91%          0.91%          0.95%          1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets                2.58%          2.93%          0.91%          1.20%
Portfolio Turnover Rate                                                     114%            72%            52%            37%

                                                                             Janus Aspen                   Janus Aspen
For a share outstanding during                                        Strategic Value Portfolio  International Growth Portfolio
the fiscal year or period ended December 31                              2001         2000(2)          2001           2000

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    10.04     $    10.00     $    30.64     $    38.29
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                                --            .01            .18            .46
  Net gain/(loss) on securities
    (both realized and unrealized)                                         (.84)            .03         (7.35)         (6.39)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (.84)            .04         (7.17)         (5.93)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.02)             --          (.17)          (.47)
  Distributions (from capital gains)*                                         --             --             --          (.91)
  Tax return of capital*                                                      --             --             --          (.34)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.02)             --          (.17)         (1.72)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     9.18     $    10.04     $    23.30     $    30.64
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                                           (8.38)%          0.40%       (23.43)%       (16.14)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $   15,605     $    1,538     $  541,803     $  497,212
Average Net Assets for the Period (in thousands)                      $    7,996     $      431     $  522,001     $  269,680
Ratio of Gross Expenses to Average Net Assets***(1)                        1.50%          1.52%          0.96%          0.96%
Ratio of Net Expenses to Average Net Assets***(1)                          1.50%          1.52%          0.96%          0.96%
Ratio of Net Investment Income/(Loss) to Average Net Assets***             0.09%          0.66%          0.68%          1.85%
Portfolio Turnover Rate***                                                   86%            47%            65%            67%



*See Note 3 in Notes to Financial Statements. **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period May 1, 2000 (inception) to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

72 JANUS ASPEN SERIES / DECEMBER 31, 2001


                                                                             Janus Aspen                   Janus Aspen
For a share outstanding during                                       Worldwide Growth Portfolio  Global Life Sciences Portfolio
the fiscal year or period ended December 31                              2001           2000           2001         2000(2)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    36.77     $    47.49     $     9.31     $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .17          (.07)             --             --
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (8.48)         (6.97)         (1.56)          (.69)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (8.31)         (7.04)         (1.56)          (.69)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.08)          (.02)             --             --
  Distributions (from capital gains)*                                         --         (3.52)             --             --
  Tax return of capital*                                                      --          (.14)             --             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.08)         (3.68)             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    28.38     $    36.77     $     7.75     $     9.31
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                                          (22.62)%       (15.99)%       (16.76)%        (6.90)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $  171,392     $   71,757     $   44,161     $   48,005
Average Net Assets for the Period (in thousands)                      $  119,429     $   22,158     $   38,230     $   16,247
Ratio of Gross Expenses to Average Net Assets***(1)                        0.94%          0.95%          1.07%          1.20%
Ratio of Net Expenses to Average Net Assets***(1)                          0.94%          0.94%          1.06%          1.20%
Ratio of Net Investment Income to Average Net Assets***                    0.47%          0.29%        (0.43)%        (0.03)%
Portfolio Turnover Rate***                                                   82%            66%           109%           137%

                                                                             Janus Aspen                          Janus Aspen
For a share outstanding during                                       Global Technology Portfolio             Global Value Portfolio
the fiscal year or period ended December 31                              2001         2000(2)                       2001(3)

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $     6.55     $    10.00                    $    10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .02            .05                           .01
  Net gain/(loss) on securities
    (both realized and unrealized)                                        (2.46)         (3.46)                           .49
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (2.44)         (3.41)                           .50
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.03)          (.04)                         (.01)
  Distributions (from capital gains)*                                         --             --                            --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                        (.03)          (.04)                         (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     4.08     $     6.55                    $    10.49
-----------------------------------------------------------------------------------------------------------------------------
Total Return**                                                          (37.31)%       (34.11)%                         4.97%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $  287,103     $  374,544                    $    2,108
Average Net Assets for the Period (in thousands)                      $  307,222     $  268,923                    $    1,947
Ratio of Gross Expenses to Average Net Assets***(1)                        0.95%          0.94%                         1.50%
Ratio of Net Expenses to Average Net Assets***(1)                          0.94%          0.94%                         1.50%
Ratio of Net Investment Income to Average Net Assets***                    0.42%          1.14%                         0.10%
Portfolio Turnover Rate***                                                   91%            34%                           22%



*See Note 3 in Notes to Financial Statements. **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period January 18, 2000 (inception) to December 31, 2000.
(3) Period May 1, 2001 (inception) to December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 73



                                                                             Janus Aspen
For a share outstanding during                                        Flexible Income Portfolio
the fiscal year ended December 31                                        2001           2000

-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $    11.62     $    11.41
-----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .47            .53
  Net gain/(loss) on securities
    (both realized and unrealized)                                           .39            .14
-----------------------------------------------------------------------------------------------
Total from Investment Operations                                             .86            .67
-----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.50)          (.46)
  Distributions (from capital gains)*                                         --             --
-----------------------------------------------------------------------------------------------
Total Distributions                                                        (.50)          (.46)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $    11.98     $    11.62
-----------------------------------------------------------------------------------------------
Total Return                                                               7.49%          6.00%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $    2,136     $      568
Average Net Assets for the Period (in thousands)                      $    1,452     $      187
Ratio of Gross Expenses to Average Net Assets(1)                           0.91%          0.99%
Ratio of Net Expenses to Average Net Assets(1)                             0.90%          0.99%
Ratio of Net Investment Income/(Loss) to Average Net Assets                5.56%          6.54%
Portfolio Turnover Rate                                                     308%           202%

                                                                             Janus Aspen
For a share outstanding during                                         Money Market Portfolio
the fiscal year ended December 31                                        2001           2000

-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $     1.00     $     1.00
-----------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                               .04            .06
  Net gain/(loss) on securities
    (both realized and unrealized)                                            --             --
-----------------------------------------------------------------------------------------------
Total from Investment Operations                                             .04            .06
-----------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                  (.04)          (.06)
  Distributions (from capital gains)*                                         --             --
-----------------------------------------------------------------------------------------------
Total Distributions                                                        (.04)          (.06)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $     1.00     $     1.00
-----------------------------------------------------------------------------------------------
Total Return                                                               3.97%          6.03%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $       11     $       10
Average Net Assets for the Period (in thousands)                      $       11     $       10
Ratio of Gross Expenses to Average Net Assets(1)                           0.59%          0.61%
Ratio of Net Expenses to Average Net Assets(1)                             0.59%          0.61%
Ratio of Net Investment Income/(Loss) to Average Net Assets                3.91%          5.84%



*See Note 3 in Notes to Financial Statements.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

74 JANUS ASPEN SERIES / DECEMBER 31, 2001

                       NOTES TO SCHEDULES OF INVESTMENTS



ADR      American Depository Receipt

GDR      Global Depository Receipt

*        Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or swap spread lock agreements.

+ Securities are exempt from the registration requirements of the Securities Act of 1933 and/or Section 4 (2) of the Securities Act and may be deemed to be restricted for resale.

(OMEGA)  Rate is subject to change. Rate shown reflects current rate.

(DELTA) Security is a defaulted security in Aspen Global Technology Portfolio and Aspen Flexible Income Portfolio with interest in the amount of $40,000 and $39,840, respectively, that was written-off December 10, 2001.

ss. Restricted and/or Illiquid Securities are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees.



SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES



                                                                                        Value as
                                            Acquisition   Acquisition       Fair          % of
                                                Date          Cost         Value       Net Assets
--------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio
Hanover Compressor Co.                          5/19/00    $26,887,500   $22,639,275         1.00%
--------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Pharmaceutical Resources, Inc.                   9/6/01    $  806,760    $1,009,944          2.01%
--------------------------------------------------------------------------------------------------


The Portfolio has registration rights for certain restricted securities held at December 31, 2001. The issuer incurs all registration costs.

Shelf registration has occurred as of December 31, 2001.


                                                                                        Value as
                                            Acquisition   Acquisition    Amortized        % of
                                                Date          Cost          Cost       Net Assets
--------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio
Idaho Power Corp., 2.4312%, 9/1/02              9/24/01    $5,014,579    $5,004,910          4.99%
Textron Financial Corp., 2.5056%, 5/28/02       7/10/01     3,224,620     3,203,224          3.20%
                                                                       ---------------------------
                                                                         $8,208,134          8.19%
--------------------------------------------------------------------------------------------------



Variable Rate Notes. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change. Rates in the security description are as of December 31, 2001.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 75

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of the Portfolios and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Portfolios operate and the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Series (the "Trust") was organized as a Delaware Trust on May 20, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Trust offers fourteen Portfolios or series of shares with differing investment objectives and policies. Twelve Portfolios invest primarily in equity securities: Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen Strategic Value Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio and Janus Aspen Global Value Portfolio. One Portfolio invests primarily in income-producing securities: Janus Aspen Flexible Income Portfolio. Janus Aspen Money Market Portfolio invests in short-term money market securities. Each Portfolio is diversified as defined in the 1940 Act, with the exception of the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Strategic Value Portfolio and Janus Aspen Global Value Portfolio, which are nondiversified.

Institutional Shares of the Trust are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans. Effective May 1, 1997, the Trust issued the Retirement Shares. Retirement Shares of the Trust were issued and redeemed only in connection with certain qualified retirement plans.

Effective December 31, 1999, the Trust issued a new class of shares, the Service Shares. Service Shares of the Trust are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

Janus Aspen Global Value Portfolio began operations on May 1, 2001. The Portfolio offers the Service Shares only and Janus Capital Corporation ("Janus Capital") invested $2,000,000 of initial seed capital.

Janus Aspen High-Yield Portfolio was liquidated on October 26, 2001. Regulatory approvals were obtained to substitute shares of the Janus Aspen Flexible Income Portfolio for shares of the Janus Aspen High-Yield Portfolio. 60,319 shares in the amount of $731,670 were exchanged into Janus Aspen Flexible Income Portfolio as a result of the substitution.

Effective December 31, 2001, the Trust issued a new class of shares, the Service II Shares in the Janus Aspen International Growth, Janus Aspen Worldwide Growth, and Janus Aspen Global Technology Portfolios. Janus Capital invested $10,000 of initial seed capital in each Portfolio of the Service II Shares, which is not reflected in the financial statements.

A reorganization of the Retirement Shares of the Trust occurred at the close of business on July 31, 2000. Each of the reorganized Portfolios of Janus Aspen Series allocated a pro rata share (percentage of the Retirement Shares to the total Portfolio) of each security position to the corresponding Fund of the newly formed Janus Adviser Series except for securities that were subject to restrictions on resale or transfer, such as private placement securities. Each pro rata share was rounded to eliminate fractional shares and odd lots of securities. Janus Capital, the investment adviser of both Janus Aspen Series and Janus Adviser Series, has agreed to limit expenses of the Funds formed from this reorganization so that they will not increase before July 31, 2003. Specifically, Janus Capital will limit the expenses of each of the new Funds (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the expense ratio of the corresponding Janus Aspen Series Portfolio set forth in the May 1, 2000, Janus Aspen Series Prospectus. These limitations will stay in place until at least July 31, 2003. In addition, Janus Capital paid all the fees associated with the reorganization.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the investment company industry in the United States of America.

                              INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or

76 JANUS ASPEN SERIES / DECEMBER 31, 2001 yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trustees. Short-term investments maturing within 60 days and all money market securities in the Money Market Portfolio are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees.

                  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income and gains and losses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

                          FORWARD CURRENCY TRANSACTIONS
                              AND FUTURES CONTRACTS
The Portfolios enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such a contract is included in net realized gain or loss on foreign currency transactions.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, in possession at the Portfolio's custodian, which are denoted in the accompanying Schedule of Investments. The market value of these securities is evaluated daily to ensure that it is equal to or exceeds the current market value of the corresponding forward currency contract.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at fiscal year end, resulting from changes in the exchange rates and changes in market prices of securities held.

The Portfolios may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest-rate swaps and swap-related products. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including: currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which was effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of Effective Date of FASB Statement No. 133," delaying by one year the effective date of SFAS No. 133. The effective date for the Portfolios was January 1, 2001. In June 2000, the FASB issued No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," an amendment of SFAS No. 133. SFAS 133, as amended, may affect the accounting treatment of the Portfolios' derivative

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 77
instruments and related assets. The Portfolios have adopted this new standard and have determined that the impact on the Financial Statements is insignificant.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The Portfolios have adopted this new Guide and have determined that the impact on the Financial Statements is insignificant.

                            INITIAL PUBLIC OFFERINGS
The Portfolios may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolios may not experience similar performance as their assets grow.

                           ADDITIONAL INVESTMENT RISK
A portion of the Flexible Income Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy or in their respective industry.

                                    ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security which each portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

                       DIVIDEND DISTRIBUTIONS AND EXPENSES
Each Portfolio, except the Money Market Portfolio, makes at least semiannual distributions of substantially all of its investment income and at least an annual distribution of its net realized capital gains, if any. Dividends are declared daily and distributed monthly for the Money Market Portfolio. The majority of dividends and capital gains distributions from a Portfolio will be automatically reinvested into additional shares of that Portfolio.

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

                              FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Portfolios intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

78 JANUS ASPEN SERIES / DECEMBER 31, 2001

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Each equity Portfolio is subject to advisory fees payable to Janus Capital based upon an annual rate of .65% of average net assets. The Flexible Income Portfolio is subject to advisory fees payable to Janus Capital based upon annual rates of ..65% of the first $300 million of average net assets plus .55% of average net assets in excess of $300 million. The Money Market Portfolio's advisory fee rate is .25% of average net assets. For additional information on the specific fees for the Service Shares, please refer to Note 4 of the financial statements.

A special meeting of shareholders of Janus Aspen Series will be held on January 31, 2002 to consider and approve new investment advisory agreements for the Portfolios. The new advisory agreements are the same in all material respects as the current advisory agreements. Contingent upon receipt of shareholder approval, the new advisory agreements will be effective upon the termination of Mr. Bailey's contractual right to select a majority of Janus Capital's board of directors, currently anticipated to be on or about March 28, 2002, and will continue in effect until July 1, 2002. Thereafter, each new advisory agreement will continue in effect from year to year so long as such continuance is approved at least annually by a majority of the Portfolios' independent Trustees.

Janus Capital has agreed to reduce its fee to the extent normal operating expenses exceed 1% of the average net assets of the Flexible Income Portfolio and .50% of the average net assets of the Money Market Portfolio for a fiscal year. Janus Capital has also agreed to reduce its fee to the extent that normal operating expenses exceed 1.25% of the average net assets of the Core Equity, Strategic Value, Global Life Sciences, Global Technology and Global Value Portfolios.

Janus Capital has agreed to continue these fee waivers and reductions until at least the next annual renewal of the advisory contracts. The distribution fee applicable to the Service Shares is not included in these expense limits.

Officers and certain trustees of the Trust are also officers and/or directors of Janus Capital; however, they receive no compensation from the Trust.

Janus Service Corporation ("Janus Service"), a wholly owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Janus Distributors, Inc., a wholly owned subsidiary of Janus Capital, is a distributor of the Portfolios. The Service Shares have adopted a Distribution and Shareholder Servicing Plan (The "Plan") pursuant to Rule 12b-1 under The 1940 Act. The Plan authorizes payments by the Portfolios in connection with the distribution of the Service Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to .25% of the Service Shares' average daily net assets.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides accounting systems to the Portfolios. DST Securities, Inc., a wholly owned subsidiary of DST, provides brokerage services on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended December 31, 2001, are noted below. Effective June 1, 2001, State Street Bank and Trust Company acquired the fund accounting system from DST.

                                             DST Securities, Inc.   Portfolio Expense     DST Systems
Portfolio                                      Commissions Paid*        Reduction*           Costs
-----------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                      $   25,075            $   18,811         $  (4,774)
Janus Aspen Aggressive Growth Portfolio               26,449                19,842            (5,515)
Janus Aspen Capital Appreciation Portfolio                --                    --             13,441
Janus Aspen Core Equity Portfolio(1)                      95                    71             10,140
Janus Aspen Balanced Portfolio                        24,610                18,462            (3,218)
Janus Aspen Growth and Income Portfolio                  763                   572              9,573
Janus Aspen Strategic Value Portfolio                    260                   195              9,500
Janus Aspen International Growth Portfolio                --                    --             14,893
Janus Aspen Worldwide Growth Portfolio                15,224                11,421              5,340
Janus Aspen Global Life Sciences Portfolio               128                    96              8,976
Janus Aspen Global Technology Portfolio                   --                    --             11,219
Janus Aspen Global Value Portfolio                        --                    --              1,587
Janus Aspen Flexible Income Portfolio                     --                    --             10,758
Janus Aspen Money Market Portfolio                        --                    --              9,851
-----------------------------------------------------------------------------------------------------

* The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

(1) Formerly, Janus Aspen Equity Income Portfolio.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 79

3. FEDERAL INCOME TAX

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolios must satisfy under the income tax regulations, (2) losses or deductions the Portfolios may be able to offset against income and gains realized in future years, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Accumulated capital losses noted below represent net capital loss carryovers as of December 31, 2001 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between December 1, 2008 and December 31, 2009.

In 2001, the Portfolios noted below incurred "Post-October" losses during the period from November 1 through December 31, 2001. These losses will be deferred for tax purposes and recognized in 2002.

Other book to tax differences in 2001 primarily consist of foreign currency contract adjustments. The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

                                          Undistributed  Undistributed                     Post-        Other Book       Net Tax
                                             Ordinary     Long-Term    Accumulated        October         to Tax      Appreciation/
Portfolio                                     Income        Gains     Capital Losses      Deferral      Differences   (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                        --          --    $ (825,859,740)  $ (84,289,068)   $   (15,850)   $  38,212,656
Janus Aspen Aggressive Growth Portfolio             --          --    (1,606,880,761)   (185,517,945)             --   (103,055,923)
Janus Aspen Capital Appreciation Portfolio  $  891,227          --      (462,062,044)    (15,926,810)             --    (71,741,718)
Janus Aspen Core Equity Portfolio(1)             6,546          --        (1,735,616)        (53,205)             --         547,245
Janus Aspen Balanced Portfolio               5,541,812          --      (124,545,495)    (59,873,071)             --      30,945,661
Janus Aspen Growth and Income Portfolio         84,334          --       (24,326,987)     (8,211,380)        (1,116)     (2,369,216)
Janus Aspen Strategic Value Portfolio               --          --        (1,881,019)        (70,502)             --         513,825
Janus Aspen International Growth Portfolio          --          --      (397,772,820)    (18,336,589)    (6,707,534)    (39,044,603)
Janus Aspen Worldwide Growth Portfolio       3,565,326          --    (1,238,904,155)    (69,641,742)   (22,660,749)     250,113,808
Janus Aspen Global Life Sciences Portfolio          --          --       (10,308,367)        (11,617)         1,050        3,087,038
Janus Aspen Global Technology Portfolio             --          --      (291,551,726)     (5,622,725)      (412,800)    (71,341,410)
Janus Aspen Global Value Portfolio              20,871      $6,472                 --           (138)        (9,816)          81,854
Janus Aspen Flexible Income Portfolio        1,366,420          --        (2,634,842)        (20,708)          (841)       (673,457)
Janus Aspen Money Market Portfolio               1,078          --            (1,154)              --             --              --
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly, Janus Aspen Equity Income Portfolio.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of December 31, 2001 are noted below. Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

                                               Federal Tax        Unrealized        Unrealized
Portfolio                                          Cost          Appreciation     (Depreciation)
-------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                  $2,691,905,337    $  351,563,712    $ (313,361,230)
Janus Aspen Aggressive Growth Portfolio        2,419,320,130       275,974,236      (379,030,159)
Janus Aspen Capital Appreciation Portfolio     1,341,567,622        64,337,226      (136,078,944)
Janus Aspen Core Equity Portfolio(1)              12,939,043         1,195,062          (647,762)
Janus Aspen Balanced Portfolio                 3,583,879,657       165,251,987      (134,305,624)
Janus Aspen Growth and Income Portfolio          181,186,556        13,252,569       (15,621,028)
Janus Aspen Strategic Value Portfolio             19,976,895         1,388,060          (874,169)
Janus Aspen International Growth Portfolio     1,493,296,196       117,040,981      (162,855,615)
Janus Aspen Worldwide Growth Portfolio         5,659,883,189       624,516,495      (397,171,004)
Janus Aspen Global Life Sciences Portfolio        46,913,740         6,353,043        (3,265,149)
Janus Aspen Global Technology Portfolio          363,934,247        17,581,524       (89,311,696)
Janus Aspen Global Value Portfolio                 1,948,264           181,942          (109,881)
Janus Aspen Flexible Income Portfolio            384,524,745         4,507,513        (5,141,970)
Janus Aspen Money Market Portfolio               100,126,254                --                --
-------------------------------------------------------------------------------------------------

(1) Formerly, Janus Aspen Equity Income Portfolio.

80 JANUS ASPEN SERIES / DECEMBER 31, 2001

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to paid-in capital.

                                                                   Distributions
                                              --------------------------------------------
                                             From Ordinary   From Long-Term  Tax Return of   Net Investment
Portfolio                                        Income      Capital Gains      Capital           Loss
-----------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                  $  1,847,982    $  6,012,058    $     80,158               --
Janus Aspen Aggressive Growth Portfolio                 --              --              --    $ (6,295,306)
Janus Aspen Capital Appreciation Portfolio      15,053,392              --              --               --
Janus Aspen Core Equity Portfolio(1)               115,466         486,175              --               --
Janus Aspen Balanced Portfolio                  92,482,786              --              --               --
Janus Aspen Growth and Income Portfolio          2,121,080              --              --               --
Janus Aspen Strategic Value Portfolio               46,525              --           2,582               --
Janus Aspen International Growth Portfolio      12,432,489              --       1,195,542               --
Janus Aspen Worldwide Growth Portfolio          30,870,469              --              --               --
Janus Aspen Global Life Sciences Portfolio           3,080              --           5,771        (176,000)
Janus Aspen Global Technology Portfolio          2,264,658              --          23,044               --
Janus Aspen Global Value Portfolio                   1,404              --              --               --
Janus Aspen Flexible Income Portfolio           19,405,510              --              --               --
Janus Aspen Money Market Portfolio               3,919,449              --              --
-----------------------------------------------------------------------------------------------------------

(1) Formerly, Janus Aspen Equity Income Portfolio.

Janus Aspen International Growth and Janus Aspen Worldwide Growth Portfolios have elected to pass through to shareholders foreign taxes under Section 853. Foreign taxes paid and foreign source income for the Portfolios are as follows:

Portfolio                                         Foreign Taxes Paid    Foreign Source Income
---------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio            $1,552,165             $ 8,979,357
Janus Aspen Worldwide Growth Portfolio                 5,492,843              27,800,589
---------------------------------------------------------------------------------------------



                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 81

4. EXPENSES

The Portfolios' expenses may be reduced through expense-reduction arrangements. Those arrangements include the use of broker commissions paid to DST Securities, Inc. and uninvested cash balances earning interest with the Portfolios' custodian. The Statements of Operations reflect the total expenses before any offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offset (gross expense ratio) and after expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers.

Janus Aspen Series Service Shares incur a pro rata share of operating expenses. In addition, the Service Shares pay a distribution fee of up to .25% of average net assets.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the various Portfolios that would be in effect, absent the waiver of certain fees, and offsets.

                                                           Institutional Shares               Service Shares
Portfolio                                    2001    2000       1999    1998       1997       2001       2000
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                 0.66%   0.67%      0.69%   0.75%      0.78%      0.91%      0.92%
Janus Aspen Aggressive Growth Portfolio      0.67%   0.66%      0.70%   0.75%      0.78%      0.92%      0.92%
Janus Aspen Capital Appreciation Portfolio   0.66%   0.67%      0.79%   0.97%      2.19%(4)   0.91%      0.92%
Janus Aspen Core Equity Portfolio(6)         1.13%   1.65%      1.38%   1.86%      5.75%(4)   1.30%      2.03%
Janus Aspen Balanced Portfolio               0.66%   0.66%      0.69%   0.74%      0.83%      0.91%      0.92%
Janus Aspen Growth and Income Portfolio      0.70%   0.78%      1.15%   3.06%(3)    N/A       0.95%      1.11%
Janus Aspen Strategic Value Portfolio        1.34%   3.45%(1)    N/A     N/A        N/A       1.60%      3.72%(1)
Janus Aspen International Growth Portfolio   0.71%   0.71%      0.84%   0.95%      1.08%      0.96%      0.96%
Janus Aspen Worldwide Growth Portfolio       0.69%   0.69%      0.71%   0.74%      0.81%      0.94%      0.95%
Janus Aspen Global Life Sciences Portfolio   0.81%   1.03%(2)    N/A     N/A        N/A       1.07%      1.20%(2)
Janus Aspen Global Technology Portfolio      0.68%   0.69%(2)    N/A     N/A        N/A       0.95%      0.94%(2)
Janus Aspen Global Value Portfolio            N/A     N/A        N/A     N/A        N/A       3.62%(5)    N/A
Janus Aspen Flexible Income Portfolio        0.67%   0.76%      0.72%   0.73%      0.75%      0.91%      0.99%
Janus Aspen Money Market Portfolio           0.34%   0.36%      0.43%   0.34%      0.55%      0.59%      0.61%
-----------------------------------------------------------------------------------------------------------------

(1) Period May 1, 2000 (inception) to December 31, 2000.
(2) Period January 18, 2000 (inception) to December 31, 2000.
(3) Period May 1, 1998 (inception) to December 31, 1998.
(4) Period May 1, 1997 (inception) to December 31, 1997.
(5) Period May 1, 2001 (inception) to December 31, 2001.
(6) Formerly, Janus Aspen Equity Income Portfolio.


82 JANUS ASPEN SERIES / DECEMBER 31, 2001

EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS (UNAUDITED)

1. PERFORMANCE OVERVIEWS

Performance overview graphs on the previous pages compare the performance of a $10,000 investment in each Portfolio (from inception) with one or more widely used market indices through December 31, 2001.

When comparing the performance of a Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a Portfolio invested in the index.

Average annual total returns are also quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period.

2. SCHEDULES OF INVESTMENTS

Following the performance overview section is each Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

Portfolios that invest in foreign securities also provide a summary of investments by country. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows each Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolios on the last day of the reporting period.

The Portfolios' assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolios' liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as forward currency contracts.

The last section of this statement reports the net asset value (NAV) per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolios' net assets (assets minus liabilities) by the number of shares outstanding.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 83

Explanations of Charts, Tables and Financial Statements (continued) (unaudited)

4. STATEMENT OF OPERATIONS

This statement details the Portfolios' income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, titled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolios, including the advisory fee paid to the investment adviser, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Portfolios. Portfolios realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolios during the period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolios' net assets during the reporting period. Changes in the Portfolios' net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolios' net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolios' investment performance. The Portfolios' net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolios' net assets will not be affected. If you compare each Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on each Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolios through purchases or withdrawal via redemptions. Each Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from a Portfolio.

The section entitled "Net Assets Consist of" breaks down the components of the Portfolios' net assets. Because Portfolios must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

84 JANUS ASPEN SERIES / DECEMBER 31, 2001

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the net asset value (NAV) for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolios. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the Portfolios for a number of reasons, including the differences in management fees, average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolios' expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income summarizes the income earned divided by the average net assets of a Portfolio during the reporting period. Don't confuse this ratio with a Portfolio's yield. The net investment income ratio is not a true measure of a Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire Portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the Portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the Portfolio is sold every six months.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 85

TRUSTEES AND OFFICERS (UNAUDITED)

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Investment Funds and Janus Adviser Series. Collectively, these three registered investment companies consist of 51 series or funds.

The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders.

TRUSTEES

                                                                                                 Number of
                                                                                                 Portfolios in
                                                                                                 Fund Complex
                                                 Length of     Principal Occupations             Overseen       Other Directorships
Name, Age and Address  Positions Held with Fund  Time Served   During the Past Five Years        by Trustee     Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*      President, Chairman       5/93-Present  President, Chairman, Chief        51             N/A
100 Fillmore Street    and Trustee                             Executive Officer and Director
Denver, CO 80206                                               of Janus Capital. Formerly,
Age 64                                                         Director (1997-2001) of Janus
                                                               Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Dennis B. Mullen       Trustee                   9/93-Present  Private Investor. Formerly        51             N/A
100 Fillmore Street                                            (1997-1998) Chief Financial
Denver, CO 80206                                               Officer - Boston Market Concepts,
Age 58                                                         Boston Chicken, Inc., Golden, CO
                                                               (a restaurant chain)

James T. Rothe         Trustee                   1/97-Present  Distinguished Visiting Professor  51             Director, Analytical
100 Fillmore Street                                            of Business, Thunderbird                         Surveys, Inc.;
Denver, CO 80206                                               (American Graduate School of                     Director, Optika,
Age 58                                                         International Management),                       Inc.; Director,
                                                               Phoenix, AZ, and Professor of                    Neocore Corp.
                                                               Business, University of Colorado,
                                                               Colorado Springs, CO. Formerly
                                                               (1988-1999) Principal of Phillips-
                                                               Smith Retail Group, Colorado
                                                               Springs, CO (a venture capital
                                                               firm)

William D. Stewart     Trustee                   9/93-Present  Corporate Vice President and      51             N/A
100 Fillmore Street                                            General Manager of MKS
Denver, CO 80206                                               Instruments - HPS Products,
Age 57                                                         Boulder, CO (a manufacturer of
                                                               vacuum fittings and valves)

Martin H. Waldinger    Trustee                   9/93-Present  Consultant                        51             N/A
100 Fillmore Street
Denver, CO 80206
Age 63
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Bailey is an "interested person" of the Trust by virtue of his positions with Janus Capital.



86 JANUS ASPEN SERIES / DECEMBER 31, 2001

OFFICERS

                                                                  Term of Office*            Principal Occupations
Name, Age and Address  Positions Held with Fund                   and Length of Time Served  During the Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Laurence J. Chang**    Executive Vice President and Co-Portfolio  1/00-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Worldwide Growth Portfolio                                    Formerly, Analyst (1993-1998)
Denver, CO 80206                                                                             for Janus Capital.
Age 36

David J. Corkins**     Executive Vice President and Portfolio     11/97-Present              Vice President of Janus Capital.
100 Fillmore Street    Manager Growth and Income Portfolio                                   Formerly, Analyst (1995-1997)
Denver, CO 80206                                                                             for Janus Capital.
Age 35

David C. Decker**      Executive Vice President and Portfolio     12/99-Present              Vice President of Janus Capital.
100 Fillmore Street    Manager Strategic Value Portfolio
Denver, CO 80206
Age 35

James P. Goff**        Executive Vice President and Portfolio     9/93-1/02                  Vice President of Janus Capital.
100 Fillmore Street    Manager Aggressive Growth Portfolio
Denver, CO 80206
Age 37

Helen Young Hayes**    Executive Vice President and Co-Portfolio  3/94-Present               Vice President and Director of
100 Fillmore Street    Manager International Growth Portfolio                                Janus Capital.
Denver, CO 80206       and Worldwide Growth Portfolio
Age 39

C. Mike Lu**           Executive Vice President and Portfolio     12/99-Present              Vice President of Janus Capital.
100 Fillmore Street    Manager Global Technology Portfolio                                   Formerly, Analyst (1991-1998) for
Denver, CO 80206                                                                             Janus Capital.
Age 32

Brent A. Lynn**        Executive Vice President and Co-Portfolio  1/01-Present               Vice President of JanusCapital.
100 Fillmore Street    Manager International Growth Portfolio                                Formerly, Analyst (1991-2001) for
Denver, CO 80206                                                                             Janus Capital.
Age 37

Thomas R. Malley**     Executive Vice President and Portfolio     12/99-Present              Vice President of Janus Capital.
100 Fillmore Street    Manager Global Life Sciences Portfolio                                Formerly, Analyst (1991-1998) for
Denver, CO 80206                                                                             Janus Capital.
Age 33

Karen L. Reidy**       Executive Vice President and Portfolio     1/00-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Balanced Portfolio and                                        Formerly, Analyst (1995-1999)
Denver, CO 80206       Core Equity Portfolio                                                 of Janus Capital.
Age 34

Blaine P. Rollins**    Executive Vice President and Portfolio     1/00-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Growth Portfolio
Denver, CO 80206
Age 34

Scott W. Schoelzel**   Executive Vice President and Portfolio     5/97-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Capital Appreciation Portfolio
Denver, CO 80206
Age 43

Ronald V. Speaker**    Executive Vice President and Portfolio     5/93-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Flexible Income Portfolio
Denver, CO 80206
Age 37

J. Eric Thorderson**   Executive Vice President and Portfolio     1/01-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Money Market Portfolio                                        Formerly, Senior Analyst (1996-1999)
Denver, CO 80206                                                                             for Janus Capital.
Age 40
-----------------------------------------------------------------------------------------------------------------------------------

*Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 87

Trustees and Officers (continued) (unaudited)

                                                                  Term of Office*            Principal Occupations
Name, Age and Address  Positions Held with Fund                   and Length of Time Served  During the Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Jason P. Yee**         Executive Vice President and Portfolio     3/01-Present               Vice President of Janus Capital.
100 Fillmore Street    Manager Global Value Portfolio                                        Formerly, Analyst (1992-1997)
Denver, CO 80206                                                                             for Janus Capital.
Age 32

Thomas A. Early**      Vice President and General Counsel         3/98-Present               Vice President, General Counsel and
100 Fillmore Street                                                                          Secretary of Janus Capital; Vice
Denver, CO 80206                                                                             President, General Counsel, Secretary
Age 47                                                                                       and Director of Janus Distributors,
                                                                                             Inc., Janus Service Corporation, Janus
                                                                                             Capital International Ltd., Janus
                                                                                             Institutional Services, Inc., and Janus
                                                                                             International Holding Company; Vice
                                                                                             President. General Counsel and Director
                                                                                             to Janus International (Asia) Limited
                                                                                             and Janus International Limited; Vice
                                                                                             President, General Counsel and
                                                                                             Secretary to the Janus Foundation and
                                                                                             Director for Janus Capital Trust
                                                                                             Manager Limited and Janus World Funds.
                                                                                             Formerly, Executive Vice President and
                                                                                             General Counsel/Mutual Funds (1994-
                                                                                             1998) of Prudential Insurance Company.

Bonnie M. Howe**       Vice President                             12/99-Present              Vice President and Assistant General
100 Fillmore Street                                                                          Counsel to Janus Capital, Janus
Denver, CO 80206                                                                             Distributors, Inc. and Janus Service
Age 36                                                                                       Corporation. Formerly, Assistant Vice
                                                                                             President (1997-1999) and Associate
                                                                                             Counsel (1995-1999) for Janus Capital
                                                                                             and Assistant Vice President (1998-
                                                                                             2000) for Janus Service Corporation.

Kelley Abbott Howes**  Vice President and Secretary               12/99-Present              Vice President and Assistant General
100 Fillmore Street                                                                          Counsel to Janus Capital, Janus
Denver, CO 80206                                                                             Distributors, Inc. and Janus Service
Age 36                                                                                       Corporation. Formerly, Assistant Vice
                                                                                             President (1997-1999) of Janus Capital;
                                                                                             Chief Compliance Officer, Director and
                                                                                             President (1997-1999) of Janus
                                                                                             Distributors, Inc.; and Assistant Vice
                                                                                             President (1998-2000) of Janus
                                                                                             Service Corporation.

Glenn P. O'Flaherty**  Treasurer and Chief Accounting Officer     1/96-Present               Vice President of Janus Capital.
100 Fillmore Street                                                                          Formerly, Director of Fund Accounting
Denver, CO 80206                                                                             (1991-1997) of Janus Capital.
Age 43

Loren M. Starr**       Vice President and Chief Financial Officer  9/01-Present              Vice President of Finance, Treasurer
100 Fillmore Street                                                                          and Chief Financial Officer of Janus
Denver, CO 80206                                                                             Capital. Formerly, Managing Director,
Age 40                                                                                       Treasurer and Head of Corporate Finance
                                                                                             and Reporting (1998-2001) for Putnam
                                                                                             Investments; and Senior Vice President
                                                                                             of Financial Planning and Analysis
                                                                                             (1996-1998) for Lehman Brothers, Inc.

Heidi J. Walter**      Vice President                             4/00-Present               Vice President and Assistant General
100 Fillmore Street                                                                          Counsel to Janus Capital, Janus
Denver, CO 80206                                                                             Distributors, Inc. and Janus Service
Age 34                                                                                       Corporation. Formerly, Vice President
                                                                                             and Senior Legal Counsel (1995-1999)
                                                                                             for Stein Roe & Farnham, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

*Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.


88 JANUS ASPEN SERIES / DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Janus Aspen Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen Strategic Value Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Global Value Portfolio, Janus Aspen Flexible Income Portfolio and Janus Aspen Money Market Portfolio (constituting the Janus Aspen Series, hereafter referred to as the "Portfolios") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.





                        /s/ PricewaterhouseCoopers LLP

                        PricewaterhouseCoopers LLP
                        Denver, Colorado
                        February 7, 2002



                                       JANUS ASPEN SERIES / DECEMBER 31, 2001 89

                                  [LOGO] JANUS
                               100 Fillmore Street
                           Denver, Colorado 80206-4923
                                 1-800-504-4440

Portfolios distributed by Janus Distributors, Inc. (1/02) This material must be preceded or accompanied by a prospectus.

[LOGO] Recycled Paper

INSJASANNUAL

2002 Semiannual Report
--------------------------------------------------------------------------------

                         Janus Aspen Growth Portfolio

                         Janus Aspen Aggressive Growth Portfolio

                         Janus Aspen Capital Appreciation Portfolio

                         Janus Aspen Core Equity Portfolio

                         Janus Aspen Balanced Portfolio

                         Janus Aspen Growth and Income Portfolio

JANUS ASPEN SERIES       Janus Aspen Strategic Value Portfolio

                         Janus Aspen International Growth Portfolio

                         Janus Aspen Worldwide Growth Portfolio

                         Janus Aspen Global Life Sciences Portfolio

                         Janus Aspen Global Technology Portfolio




                       JANUS ASPEN GLOBAL VALUE PORTFOLIO

                      JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

                       JANUS ASPEN MONEY MARKET PORTFOLIO

                                  [LOGO] JANUS

TABLE OF CONTENTS

     JANUS ASPEN SERIES

          Market Overview .............................................   1

          Portfolio Managers' Commentaries and Schedules of Investments

          Growth Portfolio ............................................   2

          Aggressive Growth Portfolio .................................   6

          Capital Appreciation Portfolio ..............................  10

          Core Equity Portfolio .......................................  13

          Balanced Portfolio ..........................................  17

          Growth and Income Portfolio .................................  23

          Strategic Value Portfolio ...................................  27

          International Growth Portfolio ..............................  30

          Worldwide Growth Portfolio ..................................  35

          Global Life Sciences Portfolio ..............................  40

          Global Technology Portfolio .................................  43

          Global Value Portfolio ......................................  47

          Flexible Income Portfolio ...................................  50

          Money Market Portfolio ......................................  55

          Statements of Assets and Liabilities ........................  58

          Statements of Operations ....................................  60

          Statements of Changes in Net Assets .........................  62

          Financial Highlights ........................................  66

          Notes to Schedules of Investments ...........................  78

          Notes to Financial Statements ...............................  79

          Explanations of Charts, Tables
          and Financial Statements ....................................  84

          Shareholder Meeting .........................................  86

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET OVERVIEW

     Equity markets were volatile throughout the first half of the year, as mixed economic data kept investors guessing about when a recovery in corporate earnings would finally materialize. In the U.S., continued strength in consumer spending kept the economy from slipping into a deeper recession for most of the period, but eventually ebbed by early summer. This, combined with the persistent weakness in corporate capital expenditures, kept prospects for a robust economic recovery in the near term somewhat remote.

     Looking back, the optimism that drove the fleeting rallies in the early spring ultimately proved premature. While industrial stocks continued to fare relatively well, the broader market retraced much of its gains as investors returned to the sidelines, disheartened by the inability of companies to live up to their more bullish expectations and increasingly wary of the long and painful earnings recession that has characterized the market for more than a year.

     The market also continued to be shaken by a crisis of confidence related to the still-developing Enron scandal and other high-profile missteps among major U.S. corporations. The sheer scope of these scandals gave rise to a deep mistrust of companies with even a hint of complexity in their balance sheets. The ongoing threat of terrorism also remains a factor and continues to further cloud what was already an unusually opaque market.

     Meanwhile, overseas markets generally took their cues from the U.S., which has maintained its status as the single most important engine of global economic growth despite the current downturn. There were, however, clear pockets of strength in the world - most notably in Asia. For example, the struggling Japanese economy - typically the Asian growth barometer - offered recent glimmers of hope in the wake of a decade-long downturn. In particular, a weakening U.S. dollar against the yen has helped that country's export-dependent industries in recent months. Korea was also a bright spot in the international spectrum, fueled by steady growth in that country's automobile and consumer electronics exports.

     In the fixed-income arena, corporate scandals impacted the bond markets just as hard, if not swifter and broader in scope, than equities. For example, major credit-rating agencies such as Standard & Poor's and Moody's suddenly raised the bar for corporate borrowers. While this should improve transparency of the market and reduce the number of drastic surprises in the long term, it also had the unfortunate effect of dramatically increasing the volatility of credit spreads in the short term.

     In the pages that follow, your portfolio manager discusses what he or she has done to position your portfolio for success in the face of an extremely difficult market. We ask that you read these perspectives carefully, and we are hopeful that within them you will find, as we have, reasons to be optimistic. Foremost among these reasons are the intense emotional drivers that have driven stock prices downward and, as a result, forced areas of mispricing to emerge. Because the Janus investment process is - and always has been - based on identifying and capitalizing on the mispricing of individual securities, we believe many opportunities are being created for our shareholders in this challenging market.

     With this in mind, we are working harder than ever to ensure that we deliver long-term performance and remain worthy of your confidence.

     Thank you for your continued investment with Janus.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                              JANUS ASPEN SERIES JUNE 30, 2002 1

JANUS ASPEN GROWTH PORTFOLIO Blaine Rollins, portfolio manager

For the six-month period ended June 30, 2002, Janus Aspen Growth Portfolio lost 15.59% for its Institutional Shares and declined 15.69% for its Service Shares while its benchmark, the S&P 500 Index, dropped 13.15%.(1)

Stocks struggled early in the year as record-low interest rates, improving economic fundamentals and a robust housing market were eclipsed by growing accounting concerns. Although equity markets were able to recoup some losses by March, all that changed as the investing community became frustrated with corporate America's apparent lack of integrity and bid shares sharply lower. In the period's closing days, WorldCom Communications' acknowledgement of accounting fraud appeared to be the final straw for many investors. Broad sell-offs compounded the negative developments, dragging the S&P 500 to its worst quarterly performance since the early 1970s.

[PHOTO]

This pessimistic sentiment also tainted many of our stocks. Following the bankruptcy of cable television operator Adelphia Communications and the WorldCom debacle, the market punished nearly every holding that uses cash flow as its key measure. For us, that translated into large losses in cable operator Comcast and AOL Time Warner, which owns the second-largest cable franchise in the U.S. Ironically, the fundamentals in both companies are improving immensely as the capital expense-per-subscriber ratio is falling, but few investors want to acknowledge the progress, instead choosing to assign guilt by association.

AOL Time Warner was also pressured by its exposure to the advertising industry and issues within its America Online unit. Nevertheless, ad sales are starting to show signs of a recovery while America Online remains a high recurring-revenue division. From a valuation standpoint, its share price reached a level at which we were buying its cable business and some publishing assets - and, in my opinion, all of AOL's other businesses were essentially free. While there's definitely still room for improvement, and a few lingering questions in some of their units, AOL boasts a great mix of businesses that I want to continue to own.

Of course, even with all of our legwork, there's still a slight risk that a troublesome issue may surface. For us, that situation materialized at conglomerate Tyco International, where the former chief executive officer, Dennis Kozlowski, resigned amid tax evasion charges. Unfortunately, the matter added scrutiny to a company that didn't need it: Tyco is already dealing with significant debt issues, and its stock is down considerably. Frankly, I'm still comfortable with our position. The company controls some extremely strong franchises, and it spun off its CIT Group financial arm to help address short-term credit questions. From a valuation standpoint, Tyco is extremely attractive, although I now view it as a turnaround story, not a rising growth star.

Meanwhile, we were pleased with the performance of Tenet Healthcare, a hospital chain that is realizing the benefits of scale. Through the second half of the 1990s, Tenet built up its portfolio by purchasing hospitals all over the country. Over the past couple of years, however, it has adopted a regional cluster strategy. This geographic focus gives the corporation increased leverage in pricing negotiations in addition to lower operating costs. Plus, Tenet is emphasizing collecting receivables more effectively, which has dramatically accelerated free cash flow.

MGIC Investment, the largest provider of private mortgage insurance, contributed to our results as well. The company benefited as historically low interest rates and rising home ownership bolstered the mortgage market. Although proposed regulations calling for higher capital reserves could impact profitability, we believe the tremendous growth in low-down-payment mortgages more than offsets the risk for MGIC, a well-managed, highly profitable and attractively valued company.

Over the last 18 months, we've made a concerted effort to find business models outside of our previous areas of focus and to increase the number of companies in the Portfolio. As a result, we've diversified into different industries and end markets and invested in what we believe are good companies that we want to own for the long haul. More and more, our conviction may set us apart from much of the investing community in that the market has become so focused on the short term that few long-term shareholders exist. Yet my goal remains to build a portfolio of the best businesses and best management teams, because those are the companies that we believe will thrive in the long run.

Thank you for your continued investment in Janus Aspen Growth Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                            100.0%                 96.6%
  Foreign                                             6.8%                  9.7%
  Europe                                              1.7%                  2.6%
Top 10 Equities                                      37.4%                 38.8%
Number of Stocks                                       106                   102
Cash and Cash Equivalents                               0%                  3.4%


(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

2 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                 (28.15)%
  5 Year                                                                   2.82%
  From Inception                                                           9.00%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                 (17.98)%
  5 Year                                                                   3.67%
  From Inception Date of Institutional Shares                             11.08%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (28.31)%
  5 Year                                                                   2.53%
  From Portfolio Inception                                                 8.68%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Returns have sustained significant gains and losses due to market volatility in the consumer discretionary sector.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 100.0%
Advertising Sales - 0.6%
       374,285   Lamar Advertising Co.* .....................    $    13,927,145

Aerospace and Defense - 3.2%
       412,735   General Dynamics Corp. .....................         43,894,367
       373,820   Lockheed Martin Corp. ......................         25,980,490

                                                                      69,874,857

Airlines - 1.3%
       473,960   Ryanair Holdings PLC (ADR)* ................         16,527,459
       676,830   Southwest Airlines Co. .....................         10,937,573

                                                                      27,465,032

Applications Software - 0.4%
       241,985   BARRA, Inc.* ...............................          8,997,002

Beverages - Non-Alcoholic - 1.8%
       709,690   Coca-Cola Co. ..............................         39,742,640

Broadcast Services and Programming - 1.1%
       732,653   Clear Channel Communications, Inc.* ........         23,459,549

Building - Mobile Home and Manufactured Housing - 0.6%
       714,260   Clayton Homes, Inc. ........................         11,285,308
        33,840   Winnebago Industries, Inc. .................          1,488,960
                                                                      12,774,268
Building - Residential and Commercial - 0.3%
        17,300   NVR, Inc.* .................................          5,587,900

Cable Television - 5.1%
     4,622,582   Comcast Corp. - Special Class A* ...........    $   110,202,355

Casino Hotels - 0.3%
       708,747   Park Place Entertainment Corp.* ............          7,264,657

Casino Services - 0.3%
        93,585   International Game Technology* .............          5,306,269

Chemicals - Specialty - 1.3%
       144,225   Ecolab, Inc. ...............................          6,667,522
       409,850   Sigma-Aldrich Corp. ........................         20,553,977

                                                                      27,221,499
Commercial Banks - 0.5%
       117,735   M&T Bank Corp. .............................         10,096,954

Commercial Services - Finance - 1.3%
       278,160   Concord EFS, Inc.* .........................          8,383,742
       610,392   Paychex, Inc. ..............................         19,099,166

                                                                      27,482,908

Computer Services - 0.5%
       525,755   Ceridian Corp.* ............................          9,978,830

Containers - Metal and Glass - 0.3%
       153,155   Ball Corp. .................................          6,352,869

Containers - Paper and Plastic - 0.6%
       192,880   Bemis Company, Inc. ........................          9,161,800
        92,365   Sealed Air Corp.* ..........................          3,719,539

                                                                      12,881,339

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                              JANUS ASPEN SERIES JUNE 30, 2002 3

--------------------------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Cosmetics and Toiletries - 4.8%
     1,459,483   Colgate-Palmolive Co. ......................    $    73,047,124
       348,383   Procter & Gamble Co. .......................         31,110,602

                                                                     104,157,726

Data Processing and Management - 1.4%
       166,545   Automatic Data Processing, Inc. ............          7,253,035
       473,545   Fiserv, Inc.* ..............................         17,383,837
       159,610   SEI Investments Co. ........................          4,496,214

                                                                      29,133,086

Distribution and Wholesale - 0.3%
       138,545   W.W. Grainger, Inc. ........................          6,941,104

Diversified Operations - 4.8%
       190,350   3M Co. .....................................         23,413,050
       329,350   ARAMARK Corp. - Class B* ...................          8,233,750
        22,992   Bombardier, Inc. - Class B .................            190,480
     1,805,720   Cendant Corp.* .............................         28,674,834
        79,575   Honeywell International, Inc. ..............          2,803,427
       158,870   Illinois Tool Works, Inc. ..................         10,850,821
       103,100   ITT Industries, Inc. .......................          7,278,860
     1,668,125   Tyco International, Ltd. ...................         22,536,369

                                                                     103,981,591

E-Commerce/Products - 0.7%
       895,005   Amazon.com, Inc.* ..........................         14,543,831

E-Commerce/Services - 0.7%
       247,402   eBay, Inc.* ................................         15,244,911

Electronic Components - Semiconductors - 0.6%
       270,625   National Semiconductor Corp.* ..............          7,894,131
       313,535   NVIDIA Corp.* ..............................          5,386,531

                                                                      13,280,662

Fiduciary Banks - 3.9%
     1,695,996   Bank of New York Company, Inc. .............         57,239,865
       594,537   Northern Trust Corp. .......................         26,195,300

                                                                      83,435,165

Finance - Investment Bankers/Brokers - 0.9%
       252,540   Goldman Sachs Group, Inc. ..................         18,523,809

Financial Guarantee Insurance - 2.8%
       720,185   MGIC Investment Corp. ......................         48,828,543
       312,290   PMI Group, Inc. ............................         11,929,478

                                                                      60,758,021

Food - Confectionary - 0%
         7,061   J.M. Smucker Co.* ..........................            240,992

Food - Retail - 0.8%
       416,035   Safeway, Inc.* .............................         12,144,062
        93,630   Whole Foods Market, Inc.* ..................          4,514,839

                                                                      16,658,901

Food - Wholesale/Distribution - 0.8%
       635,070   Sysco Corp. ................................         17,286,605

Health Care Cost Containment - 0.3%
       234,720   First Health Group Corp.* ..................          6,581,549

Hospital Beds and Equipment - 0.5%
       193,140   Hillenbrand Industries, Inc. ...............         10,844,811

Hotels and Motels - 0.3%
       186,395   Starwood Hotels & Resorts Worldwide, Inc. ..          6,130,532

Human Resources - 0.3%
       303,350   Robert Half International, Inc.* ...........          7,068,055

Industrial Gases - 0.2%
        92,265   Praxair, Inc. ..............................    $     5,256,337

Instruments - Scientific - 1.7%
     1,071,413   Dionex Corp.*,# ............................         28,703,154
       255,030   Millipore Corp. ............................          8,155,859

                                                                      36,859,013

Insurance Brokers - 0.3%
       210,340   Arthur J. Gallagher & Co. ..................          7,288,281

Internet Brokers - 1.7%
     3,348,006   Charles Schwab Corp. .......................         37,497,667

Life and Health Insurance - 3.4%
     1,053,985   AFLAC, Inc. ................................         33,727,520
       726,380   StanCorp Financial Group, Inc. .............         40,314,090

                                                                      74,041,610

Machine Tools and Related Products - 0.6%
       323,915   Kennametal, Inc. ...........................         11,855,289

Medical - Biomedical and Genetic - 0.4%
       281,806   Genentech, Inc.* ...........................          9,440,501

Medical - Drugs - 0.4%
       124,625   Forest Laboratories, Inc.* .................          8,823,450

Medical - HMO - 0.7%
       157,725   UnitedHealth Group, Inc. ...................         14,439,724

Medical - Hospitals - 4.0%
     1,215,710   Tenet Healthcare Corp.* ....................         86,984,051

Medical - Outpatient and Home Medical Care - 0.4%
       416,280   Apria Healthcare Group, Inc.* ..............          9,324,672

Medical - Wholesale Drug Distributors - 0.5%
       187,870   Cardinal Health, Inc. ......................         11,537,097

Medical Instruments - 1.0%
       676,110   Apogent Technologies, Inc.* ................         13,907,583
       112,685   St. Jude Medical, Inc.* ....................          8,321,787

                                                                      22,229,370

Medical Labs and Testing Services - 0.5%
       239,820   Laboratory Corporation of
                   America Holdings* ........................         10,947,783

Medical Products - 0.8%
       222,295   Stryker Corp. ..............................         11,895,005
         9,411   Synthes-Stratec, Inc. ......................          5,754,803

                                                                      17,649,808

Metal Processors and Fabricators - 0.3%
       206,160   Precision Castparts Corp. ..................          6,803,280

Motorcycle and Motor Scooter Manufacturing - 0.6%
       258,320   Harley-Davidson, Inc. ......................         13,244,066

Multi-Line Insurance - 0.5%
       220,430   PartnerRe, Ltd. ............................         10,790,048

Multimedia - 9.0%
     6,364,898   AOL Time Warner, Inc.* .....................         93,627,650
     2,295,869   Viacom, Inc. - Class B* ....................        101,867,708

                                                                     195,495,358

Networking Products - 1.3%
     2,018,199   Cisco Systems, Inc.* .......................         28,153,876

Optical Supplies - 0.7%
       411,820   Alcon, Inc.* ...............................         14,104,835

SEE NOTES TO SCHEDULES OF INVESTMENTS.

4 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Property and Casualty Insurance - 2.2%

       162,095   W. R. Berkley Corp. ........................    $     8,915,225
       455,570   XL Capital, Ltd. - Class A .................         38,586,779

                                                                      47,502,004

Radio - 0.3%
       286,250   Hispanic Broadcasting Corp.* ...............          7,471,125

Reinsurance - 2.1%
            34   Berkshire Hathaway, Inc. - Class A* ........          2,271,200
         9,765   Berkshire Hathaway, Inc. - Class B* ........         21,815,010
       172,865   Everest Re Group, Ltd. .....................          9,671,797
       345,720   RenaissanceRe Holdings, Ltd. ...............         12,653,352

                                                                      46,411,359

Retail - Bookstore - 0.2%
       187,425   Barnes & Noble, Inc.* ......................          4,953,643

Retail - Building Products - 1.9%
     1,116,535   Home Depot, Inc. ...........................         41,010,331

Retail - Consumer Electronics - 0.4%
       231,467   Best Buy Company, Inc.* ....................          8,402,252

Retail - Discount - 0.6%
       326,259   Costco Wholesale Corp.* ....................         12,600,123

Retail - Drug Store - 2.8%
     1,569,820   Walgreen Co. ...............................         60,642,147

Schools - 0.6%
       313,702   Apollo Group, Inc. - Class A* ..............         12,362,996

Semiconductor Components/Integrated Circuits - 8.1%
     2,674,080   Linear Technology Corp. ....................         84,046,334
     2,401,086   Maxim Integrated Products, Inc.* ...........         92,033,626

                                                                     176,079,960

Semiconductor Equipment - 2.6%
     1,737,660   Applied Materials, Inc.* ...................         33,050,293
       255,440   KLA-Tencor Corp.* ..........................         11,236,806
       169,117   Mykrolis Corp.* ............................          1,997,272
       270,930   Novellus Systems, Inc.* ....................          9,211,620

                                                                      55,495,991

Television - 1.8%
     1,230,691   Univision Communications, Inc. - Class A* ..         38,643,697

Textile - Home Furnishings - 0.1%
        32,210   Mohawk Industries, Inc.* ...................          1,981,881

Tools - Hand Held - 0.8%
       424,270   Stanley Works Co. ..........................         17,399,313

Transportation - Railroad - 0.8%
       106,699   Canadian National Railway Co. ..............          5,615,257
       211,295   Canadian National Railway Co.
                   - New York Shares ........................         10,945,081

                                                                      16,560,338

Transportation - Services - 2.3%
       320,190   Expeditors International of Washington,
                  Inc. ......................................         10,617,500
       627,755   United Parcel Service, Inc. - Class B ......         38,763,871

                                                                      49,381,371
--------------------------------------------------------------------------------
Total Common Stock (cost $2,364,391,870) ....................      2,163,092,071
--------------------------------------------------------------------------------
Repurchase Agreement - 0.5%
$   11,800,000   Deutsche Banc Alex. Brown, Inc., 1.96%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $11,801,927 collateralized
                   by $6,306,378 in Asset Backed Securities
                   0%-8.29%, 4/15/03-4/25/32 Aaa; $1,646,614
                   in Certificates of Deposit, 1.89%,
                   12/27/02, P-1 $82,731,934 in
                   Collateralized Mortgage Obligations,
                   0.427%-7.6752% 6/7/09-9/15/41, Aaa;
                   $1,607,818 in Commercial Paper,
                   1.77%-5.00% 7/8/02-3/1/07, P-1; $937,134
                   in Corporate Bonds, 1.965%-8.875%
                   8/23/02-3/15/32, Aaa; $210,951 in U.S.
                   Government Obligations 5.75%-6.25%,
                   1/15/12-3/5/12 Aaa-Aa2; with respective
                   values of $4,374,679, $1,646,614,
                   $3,185,801 $1,605,947, $1,002,098 and
                   $220,861 (cost $11,800,000) ..............    $    11,800,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,376,191,870) - 100.5% ......      2,174,892,071
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.5%)     (11,127,172)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 2,163,764,899
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           4.3%           $    94,238,345
Canada                                            0.8%                16,750,818
Ireland                                           0.8%                16,527,459
Switzerland                                       0.9%                19,859,638
United States++                                  93.2%             2,027,515,811
--------------------------------------------------------------------------------
Total                                           100.0%           $ 2,174,892,071


++ Includes Short-Term Securities (92.7% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                              JANUS ASPEN SERIES JUNE 30, 2002 5

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO JONATHAN COLEMAN,
                                portfolio manager

For the six months ended June 30, 2002, Janus Aspen Aggressive Growth Portfolio declined 19.24%, for its Institutional Shares, and 19.33% for its Service Shares. This compares with a 3.21% loss in the S&P Mid-Cap 400 Index.(1)

It has been an extraordinary and frustrating time for investors, as the markets were whipsawed more by rumor and innuendo than by facts. Intense, negative scrutiny has hurt whole sectors with dramatic intraday price swings following the wrongdoings of relatively few companies. While the Portfolio is flatter and more balanced than in the past, many holdings were negatively affected by this unusually challenging market.

[PHOTO]

As of February 1, 2002, I assumed management of the Aspen Aggressive Growth Portfolio from Jim Goff, coincident with Jim's assumption of the new full-time role of Director of Research. Almost immediately, I began to further diversify the Portfolio, which now includes about 80 holdings comprising broader industry and sector exposure.

We lost ground in Paychex, a national payroll and benefit processing firm. Although challenged recently by the low interest rate environment's impact on the float portfolio it holds for its small business customers, the firm's fundamental business model remains attractive. However, we significantly reduced our position in this holding over concerns about its high valuation.

Crown Castle, which leases the infrastructure that supports the wireless networks of telecom service providers, also retreated. The stock has been punished by concerns over the health of its struggling customer base, and while we believe this condition to be temporary, I felt it was prudent to reduce our exposure until Crown Castle's customers achieve better financial footing.

Meanwhile, eBay, whose growth in core auction listings remains strong, was a relative outperformer, finishing about flat for the period. The company is also pushing to create new online markets to expand its reach and future growth potential. So far, it has excelled in innovative approaches to home sales, auto sales and a fixed-price auction concept.

Helping to soften our losses with some gains was Apollo Group, which operates the University of Phoenix. This education bellwether continues to gain market share in the face of a soft economy, as more adults look to upgrade their skill sets. Exploding margins at its growing number of campuses are supplemented by its even more profitable online study programs. Double-digit state college tuition hikes have created a nice pricing umbrella for Apollo, while its exposure to tuition payment default is much lower than most higher education institutions. Indeed, tuition for nearly two-thirds of its student base is subsidized through corporate reimbursement programs.

Moody's Corp., the global credit rating agency, was also a winner. In an environment riddled with investor concern about corporate governance and the integrity of financial reporting, Moody's clearly benefits. In fact, against a backdrop of accounting scandals, its service has become more valuable and it has only one substantive competitor, Standard & Poors. I've kept the weighting above my usual ceiling, because I believe Moody's fundamentals are very strong in these otherwise challenging times.

Elsewhere, Laboratory Corporation of America, which also gained, is a leader in esoteric diagnostic tests for diseases such as HIV and Hepatitis C, and stands to benefit as new genomic tests are being developed to assess the likelihood of certain inherited illnesses. We especially like Lab Corp.'s economic insensitivity, as these blood tests are in demand regardless of the state of the economy.

Another positive contributor was Lamar Advertising, one of the world's largest billboard providers. With very little capital expenditure requirements, Lamar has managed to lower its operating costs and execute efficiently during the advertising downturn while still generating free cash flow. Near the period end, however, Lamar suffered a sudden drop along with the entire media sector from the collateral damage of the WorldCom fiasco.

Overall, we are observing an amazing time in the market's history. The general distrust for corporate governance has created an environment in which fundamentally sound companies are being attacked and many stocks are extremely volatile as a result. Going forward, I will continue to look for diversity, which I believe is the best way to shield the Portfolio and limit our exposure from the painful rotation that the market is enduring. Thanks to the efforts of the entire Janus research team, I am finding those opportunities every day in a broad array of mid-cap stocks.

Thank you for your investment in Janus Aspen Aggressive Growth Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             87.1%                 90.8%
  Foreign                                             3.6%                  2.5%
Top 10 Equities                                      26.1%                 32.5%
Number of Stocks                                        88                    70
Cash and Cash Equivalents                            12.9%                  9.2%

(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

6 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                 (33.47)%
  5 Year                                                                   2.06%
  From Inception                                                           9.08%
--------------------------------------------------------------------------------

S&P MidCap 400 Index
  1 Year                                                                  (4.72)%
  5 Year                                                                  12.58%
  From Inception Date of Institutional Shares                             14.22%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (33.62)%
  5 Year                                                                   1.78%
  From Portfolio Inception                                                 8.80%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Returns have sustained significant gains and losses due to market volatility in the technology sector.

Aggressive funds may be subject to greater price volatility.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P MidCap Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 87.1%
Advertising Agencies - 0.9%
       619,605   Interpublic Group of Companies, Inc. .......    $    15,341,420

Advertising Sales - 2.2%
     1,043,473   Lamar Advertising Co.* .....................         38,827,630

Airlines - 1.5%
     1,648,975   Southwest Airlines Co. .....................         26,647,436

Applications Software - 0.2%
       300,300   Keane, Inc.* ...............................          3,828,825

Building - Mobile Home and Manufactured Housing - 0.5%
       535,115   Clayton Homes, Inc.* .......................          8,454,817

Building - Residential and Commercial - 0.9%
        51,535   NVR, Inc.* .................................         16,645,805

Casino Services - 1.2%
       363,995   International Game Technology* .............         20,638,517

Commercial Banks - 2.3%
       154,210   Commerce Bancorp, Inc. .....................          6,816,082
       114,465   M&T Bank Corp. .............................          9,816,518
       518,905   National Commerce Financial Corp. ..........         13,647,202
       247,505   North Fork Bancorporation, Inc. ............          9,853,174

                                                                      40,132,976

Commercial Services - Finance - 5.8%
     1,436,580   Concord EFS, Inc.* .........................         43,298,521
       507,200   Moody's Corp. ..............................         25,233,200
     1,047,543   Paychex, Inc. ..............................         32,777,620

                                                                     101,309,341

Computers - 0.7%
       697,940   Apple Computer, Inc.* ......................    $    12,367,497

Containers - Metal and Glass - 0.7%
       303,435   Ball Corp. .................................         12,586,484

Data Processing and Management - 0.6%
       284,410   Certegy, Inc.* .............................         10,554,455

Disposable Medical Products - 0.2%
        72,825   C.R. Bard, Inc. ............................          4,120,438

Distribution and Wholesale - 0.7%
        82,300   Fastenal Co. ...............................          3,169,373
       179,915   W.W. Grainger, Inc. ........................          9,013,742

                                                                      12,183,115

Diversified Operations - 1.8%
     1,766,900   Cendant Corp.* .............................         28,058,372
        29,785   SPX Corp.* .................................          3,499,738

                                                                      31,558,110

E-Commerce/Services - 4.1%
       982,910   eBay, Inc.* ................................         60,566,914
       516,943   TMP Worldwide, Inc.* .......................         11,114,274

                                                                      71,681,188

Electric Products - Miscellaneous - 0.6%
       270,755   AMETEK, Inc. ...............................         10,085,624

Electronic Components - Miscellaneous - 0.3%
       211,545   Celestica, Inc. - New York Shares* .........          4,804,187

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                              JANUS ASPEN SERIES JUNE 30, 2002 7

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Electronic Components - Semiconductors - 2.0%

       645,824   Cree, Inc.* ................................    $     8,544,252
       452,385   National Semiconductor Corp.* ..............         13,196,070
       754,035   NVIDIA Corp.* ..............................         12,954,321

                                                                      34,694,643

Electronic Design Automation - 0.9%
       950,295   Cadence Design Systems, Inc.* ..............         15,318,755

Entertainment Software - 3.0%
       805,130   Electronic Arts, Inc.* .....................         53,178,836

Fiduciary Banks - 1.3%
       520,985   Northern Trust Corp. .......................         22,954,599

Finance - Credit Card - 0.7%
       202,125   Capital One Financial Corp. ................         12,339,731

Finance - Investment Bankers/Brokers - 1.2%
       339,375   Lehman Brothers Holdings, Inc. .............         21,217,725

Financial Guarantee Insurance - 1.6%
       425,025   MGIC Investment Corp. ......................         28,816,695

Food - Dairy Products - 0.6%
       301,990   Dean Foods Co.* ............................         11,264,227

Health Care Cost Containment - 1.2%
       771,715   First Health Group Corp.* ..................         21,638,889

Hotels and Motels - 1.0%
       528,275   Starwood Hotels & Resorts Worldwide, Inc. ..         17,374,965

Human Resources - 1.0%
       756,680   Robert Half International, Inc.* ...........         17,630,644

Industrial Gases - 0.2%
        74,580   Praxair, Inc. ..............................          4,248,823

Instruments - Scientific - 0.2%
       116,520   Millipore Corp. ............................          3,726,310

Internet Brokers - 0.8%
     1,059,915   Charles Schwab Corp. .......................         11,871,048
       251,220   E*TRADE Group, Inc.* .......................          1,371,661

                                                                      13,242,709

Investment Management and Advisory Services - 0.9%
       477,730   T. Rowe Price Group, Inc. ..................         15,707,762

Life and Health Insurance - 2.0%
     1,091,655   AFLAC, Inc. ................................         34,932,960

Medical - Biomedical and Genetic - 1.5%
     1,108,895   Enzon, Inc.* ...............................         27,289,906

Medical - Drugs - 2.1%
       317,455   Forest Laboratories, Inc.* .................         22,475,814
       686,262   King Pharmaceuticals, Inc.* ................         15,269,330

                                                                      37,745,144

Medical - HMO - 0.8%
       207,990   Anthem, Inc.* ..............................         14,035,165

Medical - Hospitals - 2.0%
       435,635   Community Health Care Corp.* ...............         11,675,018
     1,173,320   Health Management Associates, Inc.
                   - Class A* ...............................         23,642,398

                                                                      35,317,416

Medical Instruments - 3.7%
       814,560   Apogent Technologies, Inc.* ................         16,755,499
       646,720   St. Jude Medical, Inc.* ....................         47,760,272

                                                                      64,515,771

Medical Labs and Testing Services - 4.5%
     1,185,170   Laboratory Corporation of
                   America Holdings* ........................    $    54,103,010
       287,600   Quest Diagnostics, Inc.* ...................         24,747,980

                                                                      78,850,990

Medical Products - 1.9%
        12,325   Biomet, Inc. ...............................            334,254
       634,055   Stryker Corp. ..............................         33,928,283

                                                                      34,262,537
Non-Hazardous Waste Disposal - 0.1%
       128,325   Allied Waste Industries, Inc.* .............          1,231,920

Oil Companies - Exploration and Production - 3.4%
       601,980   EOG Resources, Inc. ........................         23,898,606
       152,425   Murphy Oil Corp. ...........................         12,575,063
       361,905   Ocean Energy, Inc. .........................          7,842,481
       591,585   Pioneer Natural Resources Co.* .............         15,410,789

                                                                      59,726,939

Oil Field Machinery and Equipment - 0.6%
       155,650   Smith International, Inc.* .................         10,613,774

Optical Supplies - 0.3%
       146,740   Alcon, Inc.* ...............................          5,025,845

Pipelines - 1.7%
       793,800   Kinder Morgan, Inc. ........................         30,180,276

Printing - Commercial - 0.5%
       239,355   Valassis Communications, Inc.* .............          8,736,457

Property and Casualty Insurance - 1.7%
       183,970   W. R. Berkley Corp. ........................         10,118,350
       244,320   XL Capital, Ltd. - Class A .................         20,693,904

                                                                      30,812,254

Radio - 3.1%
       501,226   Cox Radio, Inc. - Class A* .................         12,079,547
       279,596   Entercom Communications Corp.* .............         12,833,456
       631,557   Hispanic Broadcasting Corp.* ...............         16,483,638
       411,575   Westwood One, Inc.* ........................         13,754,837

                                                                      55,151,478

Reinsurance - 4.4%
        19,955   Berkshire Hathaway, Inc. - Class B* ........         44,579,470
       293,645   Everest Re Group, Ltd. .....................         16,429,438
       435,915   RenaissanceRe Holdings, Ltd. ...............         15,954,489

                                                                      76,963,397

Retail - Discount - 0.2%
       112,055   Fred's, Inc. ...............................          4,121,383

Retail - Restaurants - 0.9%
       544,420   Yum! Brands, Inc.* .........................         15,924,285

Satellite Telecommunications - 1.0%
       929,395   EchoStar Communications Corp.* .............         17,249,571

Schools - 2.7%
     1,214,674   Apollo Group, Inc. - Class A* ..............         47,870,302

Semiconductor Components/Integrated Circuits - 1.6%
     1,517,355   Integrated Device Technology, Inc.* ........         27,524,820

Semiconductor Equipment - 1.5%
       275,575   KLA-Tencor Corp.* ..........................         12,122,544
       105,982   Mykrolis Corp.* ............................          1,251,647
       368,780   Novellus Systems, Inc.* ....................         12,538,520

                                                                      25,912,711

SEE NOTES TO SCHEDULES OF INVESTMENTS.

8 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Textile-Home Furnishings - 0.8%
       224,310   Mohawk Industries, Inc.* ...................    $    13,801,794

Transportation - Railroad - 0.2%
        77,680   CSX Corp. ..................................          2,722,684

Transportation - Services - 0.3%
       174,160   Expeditors International of Washington,
                  Inc. ......................................          5,775,146

Travel Services - 1.1%
       832,510   USA Interactive* ...........................         19,522,359

Wireless Equipment - 0.7%
     3,325,696   Crown Castle International Corp.* ..........         13,069,985
--------------------------------------------------------------------------------
Total Common Stock (cost $1,642,230,977) ....................      1,534,010,447
--------------------------------------------------------------------------------
Repurchase Agreements - 4.7%
$   23,100,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $23,103,792 collateralized
                   by $4,760,392 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $21,813,887 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values of
                   $2,128,420 and $21,433,593                         23,100,000
    60,000,000   Deutsche Banc Alex. Brown, Inc., 1.96%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $60,009,800 collateralized
                   by $32,066,329 in Asset Backed Securities
                   0%-8.29%, 4/15/03-4/25/32 Aaa; $8,372,611
                   in Certificates of Deposit, 1.89%,
                   12/27/02, P-1 $420,670,851 in
                   Collateralized Mortgage Obligations,
                   0.427%-7.6752% 6/7/09-9/15/41, Aaa;
                   $8,175,345 in Commercial Paper,
                   1.77%-5.00% 7/8/02-3/1/07, P-1; $4,765,087
                   in Corporate Bonds, 1.965%-8.875%
                   8/23/02-3/15/32, Aaa; $1,072,631 in U.S.
                   Government Obligations 5.75%-6.25%,
                   1/15/12-3/5/12 Aaa-Aa2; with respective
                   values of $22,244,129, $8,372,611,
                   $16,198,990 $8,165,834, $5,095,415 and
                   $1,123,021 ...............................         60,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $83,100,000) ..............         83,100,000
--------------------------------------------------------------------------------
Short-Term Corporate Note - 1.4%
                 Citigroup, Inc.
    25,000,000     1.85%, 7/1/02
                   (amortized cost $25,000,000) .............         25,000,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 6.8%
                 Fannie Mae
$   20,000,000     1.84%, 8/7/02 ............................    $    19,962,178
                 Federal Farm Credit Bank
    50,000,000     2.13%, 4/14/03 ...........................         49,312,500
                 Federal Home Loan Bank System:
    25,000,000     1.75%, 7/8/02 ............................         24,991,688
    25,000,000     1.63%, 7/11/02 ...........................         24,988,681
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $119,093,504) ..........        119,255,047
--------------------------------------------------------------------------------
Total Investments (total cost $1,869,424,481) - 100% ........      1,761,365,494
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
  0% ........................................................            280,429
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 1,761,645,923
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           3.0%           $    53,077,831
Canada                                            0.3%                 4,804,187
Switzerland                                       0.3%                 5,025,845
United States++                                  96.4%             1,698,457,631
--------------------------------------------------------------------------------
Total                                           100.0%           $ 1,761,365,494


++ Includes Short-Term Securities (83.5% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                              JANUS ASPEN SERIES JUNE 30, 2002 9

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO SCOTT SCHOELZEL,
                                portfolio manager

For the six-month period ended June 30, 2002, the S&P 500 Index was down 13.15%. By comparison, your Janus Aspen Capital Appreciation Portfolio was down 6.90% for its Institutional Shares and 7.05% for its Service Shares.(1) This performance earned the Portfolio's Institutional Shares a top-decile ranking for the one-year period ended June 30, 2002 , placing it 5th out of 142 variable annuity large-cap growth funds tracked by Lipper, a Reuters company and leading mutual fund rating company.(2)

[PHOTO]

As you can see from the Portfolio's returns, we continued to be justifiably defensive in our stock picking. Although we did manage to meaningfully outperform the popular averages in the first half of the year, I am just as disappointed, as I expect you are, with our absolute returns. The investment climate remains one of the most challenging in the past 60 years, and not since 1939, 1940 and 1941 have the popular averages performed this poorly on a rolling three-year basis. Nevertheless, we are determined to do better.

Dominating the investment landscape were the ever-widening accounting and integrity scandals. The daily barrage of scandalous news has been relentless. As these and other adjacent issues escalated during the period, the public's confidence continued to erode and the markets trended lower. It's quite clear that we will need to see some strong actions from both the government as well as the private sector on this issue before the markets begin to stabilize. Compelling stock valuations alone will not do it.

During the period, we continued to diversify your Portfolio by adding investments in the healthcare, insurance and consumer-branded products sectors while reducing our already downsized positions in technology. Some of the period's better-performing stocks included UnitedHealth Group and Oxford Health, both leaders in the managed care industry, Bank of America and Wells Fargo, two strong bank franchises, and Electronic Arts, the leading gaming software company.

Some of our poorer-performing stocks included our remaining investment in AOL Time Warner as well as our investments in the brokerage industry, including Goldman Sachs, Merrill Lynch and, to some extent, Citigroup and JP Morgan. During the period, we sold our entire positions in both Merrill Lynch and JP Morgan. Both companies have been ensnared in many of today's headline-grabbing scandals and their immediate futures remain too unpredictable.

One of our biggest disappointments during the period was our investment in AOL Time Warner. Although the position size was drastically reduced long ago, we have maintained a residual position. The easy and somewhat emotional thing to do would be to simply throw in the towel, sell it and move on - something I have been close to doing. Looking at things objectively, however, and having the benefit of some excellent research from our analysts, I believe the assets are too good. The "scandals" lack true merit and, at today's valuation, I cannot believe, if we take a long-term view from here, we won't make quite a bit of money on this position. Despite the stock's current unpopularity, I am willing to endure a while longer based on what I know now.

Finally, over the past six months we have sold more stock than we have bought and, as a result, the cash position in your Portfolio was still high at the end of the reporting period. I want to emphasize that this is simply a residual of our investment process and not in any way a macro call on "the market" as some have speculated. Simply put, when we can find companies we believe have an improving business and financial model, unquestioned managerial integrity and which are trading at a compelling valuation, we will invest your assets. When we are not convinced that all of those characteristics exist, we are content to wait patiently and continue our search.

I know the last three years have been disappointing, yet the Portfolio still ranks in the top 5% of all Lipper-ranked growth funds for the one-year period. Nonetheless, the Portfolio's returns have been disappointing and I offer no excuses. However, we continue to do the focused research that we genuinely believe will pay off in the long run.

Thank you for your continued investment in the Janus Aspen Capital Appreciation Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             83.7%                 80.2%
  Foreign                                             0.4%                  8.9%
  Europe                                              0.4%                  5.6%
Top 10 Equities                                      51.1%                 47.0%
Number of Stocks                                        30                    28
Cash and Cash Equivalents                            16.3%                 19.8%


(1) All returns include reinvested dividends and capital gains.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of June 30, 2002, Lipper ranked Janus Aspen Capital Appreciation Portfolio - Institutional Shares 1 out of 67 variable annuity large-cap growth funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

10 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/97)
  1 Year                                                                 (15.69)%
  5 Year                                                                  11.16%
  From Inception                                                          14.30%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                 (17.98)%
  5 Year                                                                   3.67%
  From Inception of Institutional Shares                                   5.63%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (15.90)%
  5 Year                                                                  10.72%
  From Portfolio Inception                                                13.88%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 83.7%
Aerospace and Defense - 5.0%
       510,085   General Dynamics Corp. .....................       $ 54,247,540

Applications Software - 3.9%
       776,655   Microsoft Corp.* ...........................         42,483,028

Athletic Footwear - 0.4%
        89,885   Nike, Inc. - Class B .......................          4,822,330

Diversified Financial Services - 3.9%
     1,105,540   Citigroup, Inc. ............................         42,839,675

Diversified Operations - 2.3%
       201,800   3M Co. .....................................         24,821,400

Entertainment Software - 4.9%
       813,180   Electronic Arts, Inc.* .....................         53,710,539

Finance - Consumer Loans - 2.4%
       272,100   SLM Corp. ..................................         26,366,490

Finance - Investment Bankers/Brokers - 4.2%
       626,920   Goldman Sachs Group, Inc. ..................         45,984,582

Finance - Mortgage Loan Banker - 0.6%
        83,985   Fannie Mae .................................          6,193,894

Food - Diversified - 0.4%
        64,265   Unilever N.V. - New York Shares ............          4,164,372

Health Care Cost Containment - 0.5%
       183,490   McKesson Corp. .............................          6,000,123

Insurance Brokers - 0.6%
        64,760   Marsh & McLennan Companies, Inc. ...........       $  6,255,816

Medical - Biomedical and Genetic - 0.5%
       169,370   Genentech, Inc.* ...........................          5,673,895

Medical - Drugs - 0.7%
       217,297   Pfizer, Inc. ...............................          7,605,395

Medical - HMO - 10.1%
       585,810   Oxford Health Plans, Inc.* .................         27,216,733
       907,705   UnitedHealth Group, Inc. ...................         83,100,393

                                                                     110,317,126

Medical Instruments - 4.8%
     1,221,405   Medtronic, Inc. ............................         52,337,204

Multi-Line Insurance - 5.2%
       837,240   American International Group, Inc. .........         57,124,885

Multimedia - 4.4%
     1,774,577   AOL Time Warner, Inc.* .....................         26,104,028
       506,450   Viacom, Inc. - Class B* ....................         22,471,186

                                                                      48,575,214
Oil - Field Services - 0.8%
       247,260   BJ Services Co.* ...........................          8,377,169

Oil Companies - Exploration and Production - 3.0%
       661,215   Anadarko Petroleum Corp. ...................         32,597,899

Oil Companies - Integrated - 3.8%
     1,002,050   Exxon Mobil Corp. ..........................         41,003,886

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 11

--------------------------------------------------------------------------------
JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Retail - Building Products - 2.5%
       734,648   Home Depot, Inc. ...........................    $    26,983,621

Retail - Regional Department Stores - 2.0%
       304,785   Kohl's Corp.* ..............................         21,359,333

Satellite Telecommunications - 1.1%
       628,253   EchoStar Communications Corp.* .............         11,660,376

Super-Regional Banks - 11.4%
       864,335   Bank of America Corp. ......................         60,814,611
     1,254,890   Wells Fargo & Co. ..........................         62,819,793

                                                                     123,634,404

Transportation - Services - 4.0%
       698,315   United Parcel Service, Inc. - Class B ......         43,120,951

Wireless Equipment - 0.3%
       106,040   QUALCOMM, Inc.* ............................          2,915,040
--------------------------------------------------------------------------------
Total Common Stock (cost $966,339,757) ......................        911,176,187
--------------------------------------------------------------------------------
Repurchase Agreement - 10.4%
$  113,100,000     ABN AMRO Bank N.V., 1.97%
                     dated 6/28/02, maturing 7/1/02 to be
                     repurchased at $113,118,567
                     collateralized by $23,307,374 in
                     Collateralized Mortgage Obligations
                     2.29%-6.50847%, 6/10/13-12/25/40 Aaa,
                     $106,803,055 in U.S. Government
                     Obligations, 2.64%-7.30%
                     6/15/09-5/1/37; with respective values
                     of $10,420,966 and $104,941,096 (cost
                     $113,100,000) ..........................        113,100,000
--------------------------------------------------------------------------------
Time Deposit - 4.6%
                 State Street Bank and Trust Co.
    50,000,000     1.9375%, 7/1/02 (cost $50,000,000) .......         50,000,000
--------------------------------------------------------------------------------
U.S. Government Agency - 1.4%
                 Federal Home Loan Bank System
    15,000,000     1.63%, 7/11/02
                   (amortized cost $14,993,208) .............         14,993,208
--------------------------------------------------------------------------------
Total Investments (total cost $1,144,432,965) - 100.1% ......      1,089,269,395
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.1%)      (1,434,491)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 1,087,834,904
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Netherlands                                       0.4%           $     4,164,372
United States++                                  99.6%             1,085,105,023
--------------------------------------------------------------------------------
Total                                           100.0%           $ 1,089,269,395


++ Includes Short-Term Securities (83.3% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

12 Janus Aspen Series June 30, 2002

JANUS ASPEN CORE EQUITY PORTFOLIO Karen L. Reidy, portfolio manager

Janus Aspen Core Equity Portfolio lost 7.01% for its Institutional Shares and fell 7.12% for its Service Shares during the six months ended June 30, 2002, while its benchmark, the S&P 500 Index, dropped 13.15%.(1) This performance earned the Portfolio's Institutional Shares a top-decile ranking for the one-year period ended June 30, 2002, placing it 12th out of 155 variable annuity large-cap core funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

After making a sizzling comeback at year-end, stocks turned lukewarm in 2002. Shares were pressured as fears over the accounting scandal that brought down energy trader Enron tainted the broader market. Still, interest rates at historic lows, rising industrial production and near-record home sales provided reasons for optimism. But that optimism quickly faded as investors lost faith in corporate America following news of accounting fraud at WorldCom Communications, and, as a result, they bid shares sharply lower at the end of the period.

Despite this negative environment, many of our holdings fared well. Minnesota Mining & Manufacturing, the 100-year-old industrial giant that officially changed its name to 3M in April, is one such example. Amid slowing domestic growth as the U.S. economy stalled and cooling demand overseas, the company has benefited from the leadership of new CEO Jim McNerny, who has implemented several aggressive cost-cutting and efficiency programs he learned during his tenure at General Electric. Among his most important initiatives is a new focus on pay for performance to motivate top executives. After only a year on the job, McNerny's strategic restructuring has already produced rising profits in the face of weaker sales. What's more, improvements in working capital and free cash flow should provide a steady tailwind for the stock going forward.

Another standout was Honeywell International. Our interest in the diversified manufacturer was piqued when its merger with GE fell through last year over anti-competitive objections of European Union regulators. At the time, we viewed Honeywell as a "special situation" - in other words, a company with some very high-return businesses that had become undervalued due to a downturn in commercial air travel and the failed merger transaction. We were encouraged that business could improve when former Honeywell CEO Larry Bossidy temporarily reassumed the top spot. Bossidy, in turn, has named his former GE colleague David Cote, most recently CEO of TRW (aerospace and defense contractor), to continue the work of transforming the company. Business at the manufacturer's aerospace unit, meanwhile, has soared as defense spending has jumped. Additionally, we see an eventual recovery in the commercial airline industry driving future revenue growth.

Anheuser-Busch was a winner as well. The brewer, a company I've owned since I became manager of the Portfolio, typifies the kind of businesses I want to own. Over the years, the maker of Budweiser, Bud Light, Busch, Michelob and other specialty brands has impressed me with its rising free cash flow, declining capital intensity and dominant and growing market share. All in all, the company's consistent performance and top-notch management team continue to win my confidence.

On the downside, IBM hindered our results. Like many of its blue-chip brethren, the computer and technology behemoth slipped lower on investor misperceptions about its financial reporting practices. But while the company's accounting was given a clean bill of health, its fundamental revenue growth weakened as investment in technology products and services continued to slow despite signs of improvement elsewhere in the economy. This reinforced my belief that a recovery in capital spending on technology would lag other business investment, prompting me to reassess my original thesis for IBM and sell the stock.

Citigroup was another disappointment. With investors focused on confidence issues and questions about the unknown, the financial services powerhouse suffered from its loan exposure to long-distance phone company WorldCom and struggling Latin American economies. Compounding this negative sentiment were allegations that Wall Street research departments deceived investors with misleading stock recommendations. Still, we're impressed with Citigroup's strong fundamentals and attractive valuation and believe the franchise will reward us over the long run.

Looking ahead, despite the most attractive equity market valuations in years, emotions - more than fundamental weakness - may continue to drive the market. While I am confident that the weighty issues conspiring against stocks will eventually be resolved, the question yet to be answered is whether it will take a few months or much longer. I am keenly focused on finding attractively valued companies with rising returns on capital, accelerating free cash flow growth and managements with a history of executing - regardless of the environment.

Thank you for investing in Janus Aspen Core Equity Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             90.1%                 89.2%
  Foreign                                             8.7%                  6.3%
Top 10 Equities                                      25.4%                 28.0%
Number of Stocks                                        80                    66
Cash, Cash Equivalents
  and Fixed Income Securities                         9.9%                 10.8%


(1) All returns include reinvested dividends and capital gains.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of June 30, 2002, Lipper ranked Janus Aspen Core Equity Portfolio - Institutional Shares 1 out of 83 variable annuity large-cap core funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 13

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/97)
  1 Year                                                                 (12.38)%
  5 Year                                                                  12.57%
  From Inception                                                          15.49%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                 (17.98)%
  5 Year                                                                   3.67%
  From Inception of Institutional Shares                                   5.63%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (12.63)%
  5 Year                                                                  12.16%
  From Portfolio Inception                                                15.07%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

The Adviser has contractually agreed to waive a portion of the Portfolio's expenses. Without such waivers, the Portfolio's total returns for each class would have been lower.

SCHEDULE OF INVESTMENTS (UNAUDITED)


SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 86.0%
Advertising Sales - 1.0%
         3,535   Lamar Advertising Co.* .....................    $       131,537

Agricultural Operations - 0.7%
         5,000   Monsanto Co. ...............................             89,000

Appliances - 0.5%
           970   Whirlpool Corp. ............................             63,399

Applications Software - 0.7%
         1,620   Microsoft Corp.* ...........................             88,614

Automotive - Cars and Light Trucks - 3.5%
         3,647   BMW A.G. ...................................            150,378
        10,335   Ford Motor Co. .............................            165,360
         2,410   General Motors Corp. .......................            128,815

                                                                         444,553

Automotive - Truck Parts and Equipment - 2.0%
         2,507   Autoliv A.B ................................             61,105
         9,760   Delphi Corp. ...............................            128,832
         1,550   Lear Corp.* ................................             71,687

                                                                         261,624

Beverages - Non-Alcoholic - 2.0%
         1,865   Coca-Cola Co. ..............................            104,440
         3,065   PepsiCo, Inc. ..............................            147,733

                                                                         252,173

Beverages - Wine and Spirits - 1.5%
        15,229   Diageo PLC .................................            196,458

Brewery - 2.1%
         5,349   Anheuser-Busch Companies, Inc. .............    $       267,450

Broadcast Services and Programming - 1.3%
         1,265   Clear Channel Communications, Inc.* ........             40,505
        13,825   Liberty Media Corp. - Class A* .............            131,337

                                                                         171,842

Cable Television - 0.4%
         2,333   Comcast Corp.-Special Class A* .............             55,619

Chemicals - Diversified - 1.2%
         3,520   E.I. du Pont de Nemours and Co. ............            156,288

Computer Services - 0.4%
         1,455   Electronic Data Systems Corp. ..............             54,053

Computers - 0.4%
         3,000   Apple Computer, Inc.* ......................             53,160

Computers - Peripheral Equipment - 1.0%
         2,250   Lexmark International Group, Inc. -
                  Class A* ..................................            122,400

Consulting Services - 0.5%
         3,270   Accenture, Ltd. - Class A - New York
                  Shares* ...................................             62,130

Cosmetics and Toiletries - 1.7%
         2,395   Procter & Gamble Co. .......................            213,874

Data Processing and Management - 3.0%
         6,098   Automatic Data Processing, Inc. ............            265,568
         3,355   First Data Corp. ...........................            124,806

                                                                         390,374

SEE NOTES TO SCHEDULES OF INVESTMENT.

14 Janus Aspen Series June 30, 2002

JANUS ASPEN CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Diversified Financial Services - 3.0%
        10,061   Citigroup, Inc. ............................    $       389,864

Diversified Operations - 8.8%
         2,865   3M Co. .....................................            352,395
        16,204   Bombardier, Inc. - Class B .................            134,244
         5,476   General Electric Co. .......................            159,078
        11,415   Honeywell International, Inc. ..............            402,150
         1,165   Illinois Tool Works, Inc. ..................             79,570

                                                                       1,127,437

Electronic Design Automation - 1.1%
         8,942   Cadence Design Systems, Inc.* ..............            144,145

Engineering - Research and Development - 1.2%
         3,855   Fluor Corp. ................................            150,152

Finance - Consumer Loans - 1.1%
         2,735   Household International, Inc. ..............            135,929

Finance - Investment Bankers/Brokers - 2.7%
        10,130   J.P. Morgan Chase & Co. ....................            343,610

Food - Diversified - 1.4%
         4,505   H.J. Heinz Co. .............................            185,156

Food - Meat Products - 0.6%
         4,600   Tyson Foods, Inc. - Class A ................             71,346

Food - Retail - 1.1%
         6,925   Kroger Co.* ................................            137,808

Home Furnishings - 0.8%
         2,820   Ethan Allen Interiors, Inc. ................             98,277

Hotels and Motels - 1.4%
         4,090   Fairmont Hotels and Resorts, Inc.
                   - New York Shares ........................            105,440
         2,320   Starwood Hotels & Resorts Worldwide, Inc. ..             76,305

                                                                         181,745
Instruments - Controls - 0.6%
         1,955   Mettler-Toledo International, Inc.* ........             72,081

Insurance Brokers - 2.9%
         3,890   Marsh & McLennan Companies, Inc. ...........            375,774

Life and Health Insurance - 3.2%
         9,200   AFLAC, Inc. ................................            294,400
         1,220   CIGNA Corp. ................................            118,852

                                                                         413,252

Medical - Drugs - 3.3%
         7,230   Schering-Plough Corp. ......................            177,858
         4,740   Wyeth ......................................            242,688

                                                                         420,546

Medical - Hospitals - 1.9%
         3,395   Tenet Healthcare Corp.* ....................            242,912

Multi-Line Insurance - 1.5%
         2,893   American International Group, Inc. .........            197,389

Multimedia - 4.2%
         5,430   Entravision Communications Corp.* ..........             66,518
         2,755   Gannett Company, Inc. ......................            209,104
         5,882   Viacom, Inc. - Class B* ....................            260,984

                                                                         536,606

Oil Companies - Exploration and Production - 1.8%
           760   Apache Corp. ...............................    $        43,685
         4,790   Burlington Resources, Inc. .................            182,020

                                                                         225,705

Oil Companies - Integrated - 3.5%
         2,138   EnCana Corp. ...............................             65,649
         2,400   EnCana Corp. - New York Shares .............             73,440
         7,480   Exxon Mobil Corp. ..........................            306,082

                                                                         445,171

Property and Casualty Insurance - 2.0%
         1,470   Chubb Corp. ................................            104,076
         1,725   XL Capital, Ltd. - Class A .................            146,108

                                                                         250,184

Radio - 0.6%
         8,305   Spanish Broadcasting System, Inc. -
                   Class A* .................................             83,050

Reinsurance - 1.8%
           103   Berkshire Hathaway, Inc. - Class B* ........            230,102

Retail - Apparel and Shoe - 0.4%
         3,265   Gap, Inc. ..................................             46,363

Retail - Discount - 1.9%
         3,345   Target Corp. ...............................            127,445
         2,066   Wal-Mart Stores, Inc. ......................            113,651

                                                                         241,096

Retail - Jewelry - 0.3%
         1,065   Tiffany & Co. ..............................             37,488

Rubber - Tires - 0.5%
         3,260   Goodyear Tire & Rubber Co. .................             60,995

Semiconductor Components/Integrated Circuits - 1.2%
         2,273   Linear Technology Corp. ....................             71,440
         2,266   Maxim Integrated Products, Inc.* ...........             86,856

                                                                         158,296

Super-Regional Banks - 3.0%
         2,015   Bank of America Corp. ......................            141,775
        10,603   U.S. Bancorp ...............................            247,580

                                                                         389,355

Tobacco - 0.5%
         1,345   Philip Morris Companies, Inc. ..............             58,750

Toys - 1.0%
         5,890   Mattel, Inc. ...............................            124,161

Transportation - Air Freight - 1.9%
         6,455   CNF, Inc. ..................................            245,161

Transportation - Services - 0.9%
         2,115   FedEx Corp. ................................            112,941
--------------------------------------------------------------------------------
Total Common Stock (cost $11,231,770) .......................         11,007,395
--------------------------------------------------------------------------------
Corporate Bonds - 0.5%
Brewery - 0.1%
$       15,000   Anheuser-Busch Companies, Inc., 6.00%
                   senior notes, due 4/15/11 ................             15,562

Cellular Telecommunications - 0.4%
        46,000   VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ...............             44,160
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $60,915) ........................             59,722
--------------------------------------------------------------------------------

See Notes to Schedules of Investment.

                                             Janus Aspen Series June 30, 2002 15

JANUS ASPEN CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Preferred Stock - 4.1%
Automotive - Cars and Light Trucks - 3.1%
         3,250   Ford Motor Company Capital Trust II
                   convertible, 6.50% .......................    $       182,812
         3,625   General Motors Corp. - Series A
                   convertible, 4.50% .......................             93,670
           244   Porsche A.G. ...............................            115,671

                                                                         392,153

Cable Television - 0.3%
         1,110   Cox Communications, Inc.
                   convertible, 7.00% .......................             45,244

Electric - Integrated - 0.2%
         1,257   Reliant Energy, Inc., convertible, 2.00%
                   (AOL Time Warner, Inc.)(omega) ...........             31,425

Publishing - Newspapers - 0.5%
           896   Tribune Co., convertible, 2.00% ............             58,464
--------------------------------------------------------------------------------
Total Preferred Stock (cost $579,922) .......................            527,286
--------------------------------------------------------------------------------
U.S. Government Obligations - 0.3%
                 Fannie Mae:
$       15,000     4.75%, due 11/14/03 ......................             15,463
        20,000     5.625%, due 5/14/04 ......................             20,950
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $35,841) ............             36,413
--------------------------------------------------------------------------------
Repurchase Agreement - 6.2%
       800,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $800,131 collateralized
                   by $164,862 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $755,459 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values
                   of $73,712 and $742,289 (cost
                   $800,000) ................................            800,000
--------------------------------------------------------------------------------
Total Investments (total cost $12,708,448) - 97.1% ..........         12,430,816
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
 2.9% .......................................................            373,731
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $    12,804,547
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           1.7%           $       208,238
Canada                                            3.0%                   378,773
Germany                                           2.1%                   266,049
Sweden                                            0.5%                    61,105
United Kingdom                                    1.6%                   196,458
United States++                                  91.1%                11,320,193
--------------------------------------------------------------------------------
Total                                           100.0%           $    12,430,816

++ Includes Short-Term Securities (84.6% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

16 Janus Aspen Series June 30, 2002

JANUS ASPEN BALANCED PORTFOLIO Karen L. Reidy, portfolio manager

For the six months ended June 30, 2002, Janus Aspen Balanced Portfolio fell 3.19% for its Institutional Shares and declined 3.34% for its Service Shares. By comparison, the S&P 500 Index, the benchmark for the equity portion of the Portfolio, lost 13.15%, and the Lehman Brothers Government/Credit Index, the Portfolio's fixed-income benchmark, gained 3.26%.(1) This performance earned the Portfolio's Institutional Shares a top-quartile ranking for the one-year period ended June 30, 2002, placing it 15th out of 65 variable annuity balanced funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

The positive market momentum that had started to build at the end of 2001 lost steam in the new year. Equity markets were volatile as a crisis of confidence, triggered by the collapse of energy trader Enron, weighed on share prices across the board. Although interest rates hovered at 40-year lows and there were indications that the economy was slowly climbing out of recession, these encouraging signs were eclipsed by seemingly endless disclosures of corporate deception, undermining the confidence of investors and consumers alike. Threats of terrorist attacks in the U.S. and escalating violence in the Middle East also took a toll.

Bonds benefited in this unfavorable equity environment as investors turned to debt securities for their relative stability and safety. By the end of June, U.S. Treasuries were on track to beat stock returns for the third year in a row. Gross domestic product grew at a surprising 5.6% annual rate in the first quarter, however, our company research indicated the economy was still weak. Consequently, we maintained our fixed-income weighting north of 45% during the period.

On the equity side, Honeywell International proved a winner. When the proposed merger between the diversified manufacturer and General Electric was rejected by European Union regulators last year, Honeywell's stock price tumbled, which we viewed as an attractive buying opportunity. Since then, well-regarded former CEO Larry Bossidy has temporarily come out of retirement to help put the company back on track. We are equally pleased that Bossidy has named his old GE colleague and previous TRW (aerospace and defense contractor) CEO David Cote to continue the recovery. Amid these changes, Honeywell has profited from increased military spending as the top provider of cockpit systems and electronics. Furthermore, an eventual rebound in the commercial airline business bodes well for the manufacturer going forward.

3M also supported our results. The maker of products ranging from Post-It Notes to medical software has benefited from a strategic restructuring plan implemented by new Chairman and CEO Jim McNerny, another former GE executive. With a fresh perspective on the 100-year-old company, McNerny saw 3M's antiquated management processes as a roadblock to growth. As such, he has put in place several initiatives designed to improve working capital and free cash flow and has established a pay-for-performance compensation system as an incentive for top employees. Additionally, McNerny is aiming to use 3M's extensive international distribution channels to drive revenues higher.

Another standout was Anheuser-Busch. The brewer epitomizes everything we look for in an investment as it enjoys improving free cash flow, declining capital intensity and dominant market share. No question, Anheuser-Busch's management team not only has executed well on its business plan by delivering consistent, predictable earnings, but it also has continued to gain our respect.

On the downside, Citigroup hindered our results. Pressuring shares of the financial services powerhouse were concerns over its loan exposure to long-distance phone company WorldCom as well as burgeoning financial crises in Latin America. Meanwhile, allegations that Wall Street research departments deceived investors with misleading stock recommendations also worked against the stock. Nevertheless, given Citigroup's strong fundamentals and attractive valuation, we remain firm believers in the franchise.

Payroll and tax filing processor Automatic Data Processing also disappointed. As the economy slipped into recession and companies laid off employees to cut costs and shore up their balance sheets, ADP struggled as its pays per control, or the number of employees on payroll, declined. Although the days of double-digit revenue growth may not return any time soon, as the economy continues to show welcome signs of a turnaround and unemployment starts to level off, we expect ADP to benefit as companies gradually begin to add workers.

Looking ahead, despite an improving economic picture, emotions may continue to drive the market. However, I am confident that if we roll up our sleeves and make our best efforts to understand the business prospects, balance sheets and cash flow statements of potential investments, we will find solid opportunities that will reward us over the long term.

Thank you for investing in Janus Aspen Balanced Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             43.5%                 47.5%
Top 10 Equities                                      14.9%                 16.1%
Number of Stocks                                        70                    66
Fixed Income Securities
  U.S. Government Obligations                        23.4%                 21.5%
  Corporate Bonds/Warrants
    Investment Grade                                 19.5%                 18.1%
    High-Yield/High-Risk                              0.5%                  1.0%
Preferred Stock                                       1.7%                  1.2%
Cash and Cash Equivalents                            11.4%                 10.7%


(1) All returns include reinvested dividends and capital gains.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of June 30, 2002, Lipper ranked Janus Aspen Balanced Portfolio - Institutional Shares 1 out of 42 variable annuity balanced funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 17

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                  (4.44)%
  5 Year                                                                  10.79%
  From Inception                                                          13.04%
--------------------------------------------------------------------------------

Lehman Brothers Government/Credit Index
  1 Year                                                                   8.25%
  5 Year                                                                   7.48%
  From Inception Date of Institutional Shares                              6.53%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                 (17.98)%
  5 Year                                                                   3.67%
  From Inception Date of Institutional Shares                             11.08%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                  (4.68)%
  5 Year                                                                  10.72%
  From Portfolio Inception                                                13.03%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Lehman Brothers Government/ Credit Index is composed of all bonds that are of investment grade with at least one year until maturity. The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 43.5%
Agricultural Operations - 0.4%
       736,800   Monsanto Co. ...............................     $   13,115,040

Applications Software - 0.4%
       272,610   Microsoft Corp.* ...........................         14,911,767

Automotive - Cars and Light Trucks - 2.2%
       859,912   BMW A.G. ...................................         35,457,047
     1,742,380   Ford Motor Co. .............................         27,878,080
       342,690   General Motors Corp. .......................         18,316,780

                                                                      81,651,907

Automotive - Truck Parts and Equipment - 0.5%
     1,381,900   Delphi Corp. ...............................         18,241,080

Beverages - Non-Alcoholic - 0.9%
       148,145   Coca-Cola Co. ..............................          8,296,120
       479,355   PepsiCo, Inc. ..............................         23,104,911

                                                                      31,401,031

Beverages - Wine and Spirits - 1.0%
     2,702,986   Diageo PLC .................................         34,869,191

Brewery - 1.3%
       954,429   Anheuser-Busch Companies, Inc. .............         47,721,450

Broadcast Services and Programming - 0.6%
     2,379,215   Liberty Media Corp. - Class A* .............         22,602,542

Cable Television - 0.3%
       435,899   Comcast Corp. - Special Class A* ...........     $   10,391,832

Chemicals - Diversified - 0.6%
       515,700   E.I. du Pont de Nemours and Co. ............         22,897,080

Computer Services - 0.4%
       439,530   Electronic Data Systems Corp. ..............         16,328,539

Computers - 0.2%
       510,800   Apple Computer, Inc.* ......................          9,051,376

Computers - Peripheral Equipment - 0.5%
       330,220   Lexmark International Group, Inc. -
                  Class A* ..................................         17,963,968

Consulting Services - 0.2%
       456,265   Accenture, Ltd. - Class A - New York
                  Shares* ...................................          8,669,035

Cosmetics and Toiletries - 0.7%
       284,320   Procter & Gamble Co. .......................         25,389,776

Data Processing and Management - 1.5%
       914,509   Automatic Data Processing, Inc. ............         39,826,867
       396,520   First Data Corp. ...........................         14,750,544

                                                                      54,577,411

Diversified Financial Services - 1.7%
     1,588,236   Citigroup, Inc. ............................         61,544,145

Diversified Minerals - 0%
         3,430   Companhia Vale do Rio Doce (ADR)* ..........             94,908

SEE NOTES TO SCHEDULES OF INVESTMENTS.

18 Janus Aspen Series June 30, 2002

JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Diversified Operations - 4.7%
       457,615   3M Co. .....................................    $    56,286,645
     2,080,541   Bombardier, Inc. - Class B .................         17,236,497
       909,664   General Electric Co. .......................         26,425,739
     2,076,160   Honeywell International, Inc. ..............         73,143,117

                                                                     173,091,998

Electronic Components - Semiconductors - 0.3%
       425,287   Texas Instruments, Inc. ....................         10,079,302

Electronic Design Automation - 0.6%
     1,321,092   Cadence Design Systems, Inc.* ..............         21,296,003

Engineering - Research and Development - 0.7%
       626,610   Fluor Corp. ................................         24,406,460

Finance - Consumer Loans - 0.6%
       421,425   Household International, Inc. ..............         20,944,822

Finance - Credit Card - 0.4%
       450,000   American Express Co. .......................         16,344,000

Finance - Investment Bankers/Brokers - 1.3%
     1,394,045   J.P. Morgan Chase & Co. ....................         47,286,006

Food - Diversified - 0.9%
       765,150   H.J. Heinz Co. .............................         31,447,665

Food - Retail - 0.5%
       838,140   Kroger Co.* ................................         16,678,986

Hotels and Motels - 0.2%
       240,233   Fairmont Hotels and Resorts, Inc.
                   - New York Shares ........................          6,193,207

Insurance Brokers - 1.9%
       708,345   Marsh & McLennan Companies, Inc. ...........         68,426,127

Life and Health Insurance - 1.6%
     1,139,060   AFLAC, Inc. ................................         36,449,920
       231,795   CIGNA Corp. ................................         22,581,469

                                                                      59,031,389

Medical - Biomedical and Genetic - 0.1%
       118,525   Immunex Corp.* .............................          2,647,849

Medical - Drugs - 1.9%
     1,205,000   Schering-Plough Corp. ......................         29,643,000
       791,000   Wyeth ......................................         40,499,200

                                                                      70,142,200

Medical - Hospitals - 1.1%
       536,320   Tenet Healthcare Corp.* ....................         38,373,696

Motorcycle and Motor Scooter Manufacturing - 0.4%
       272,343   Harley-Davidson, Inc. ......................         13,963,026

Multi-Line Insurance - 0.8%
       435,309   American International Group, Inc. .........         29,701,133

Multimedia - 2.3%
       363,705   Gannett Company, Inc. ......................         27,605,209
       973,156   Viacom, Inc. - Class B* ....................         43,178,932
       648,245   Walt Disney Co. ............................         12,251,830

                                                                      83,035,971

Oil Companies - Exploration and Production - 1.0%
       108,415   Apache Corp. ...............................          6,231,694
       803,027   Burlington Resources, Inc. .................         30,515,026

                                                                      36,746,720

Oil Companies - Integrated - 2.3%
       145,313   EnCana Corp. ...............................    $     4,461,938
       405,940   EnCana Corp. - New York Shares .............         12,421,764
     1,617,265   Exxon Mobil Corp. ..........................         66,178,484

                                                                      83,062,186

Property and Casualty Insurance - 1.1%
       305,235   Chubb Corp. ................................         21,610,638
       233,865   XL Capital, Ltd. - Class A .................         19,808,366

                                                                      41,419,004

Reinsurance - 0.9%
        15,495   Berkshire Hathaway, Inc. - Class B* ........         34,615,830

Retail - Apparel and Shoe - 0.2%
       443,620   Gap, Inc. ..................................          6,299,404

Retail - Discount - 1.0%
       502,370   Target Corp. ...............................         19,140,297
       343,625   Wal-Mart Stores, Inc. ......................         18,902,811

                                                                      38,043,108

Rubber - Tires - 0.4%
       818,270   Goodyear Tire & Rubber Co. .................         15,309,832

Semiconductor Components/Integrated Circuits - 0.5%
       270,127   Linear Technology Corp. ....................          8,490,092
       269,672   Maxim Integrated Products, Inc.* ...........         10,336,528

                                                                      18,826,620

Super-Regional Banks - 1.7%
       343,740   Bank of America Corp. ......................         24,185,546
     1,555,873   U.S. Bancorp ...............................         36,329,635

                                                                      60,515,181

Toys - 0.3%
       552,750   Mattel, Inc. ...............................         11,651,970

Transportation - Services - 0.4%
       292,640   FedEx Corp. ................................         15,626,976
--------------------------------------------------------------------------------
Total Common Stock (cost $1,667,839,975) ....................      1,586,628,749
--------------------------------------------------------------------------------
Corporate Bonds - 20.0%
Aerospace and Defense - 0.7%
                 Lockheed Martin Corp.:
$    5,790,000     7.25%, company guaranteed notes
                   due 5/15/06 ..............................          6,289,387
     6,195,000     8.20%, notes, due 12/1/09 ................          7,170,712
     9,700,000     7.65%, company guaranteed notes
                   due 5/1/16 ...............................         11,033,750

                                                                      24,493,849

Automotive - Truck Parts and Equipment - 0.6%
    14,240,000   Delphi Corp., 6.55%
                   notes, due 6/15/06 .......................         14,845,200
     5,420,000   Lear Corp., 7.96%
                   company guaranteed notes, due 5/15/05 ....          5,589,375

                                                                      20,434,575

Beverages - Non-Alcoholic - 1.2% Coca-Cola Enterprises, Inc.:
     7,675,000     5.375%, notes, due 8/15/06 ...............          7,895,656
    20,173,000     7.125%, notes, due 9/30/09 ...............         22,190,300
    11,875,000     6.125%, notes, due 8/15/11 ...............         12,231,250

                                                                      42,317,206

See Notes to Schedules of Investments.

                                            Janus Aspen Series  June 30, 2002 19

JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Brewery - 1.3%
                 Anheuser-Busch Companies, Inc.:
$    9,995,000     5.65%, notes, due 9/15/08 ................    $    10,369,812
     9,135,000     5.75%, notes, due 4/1/10 .................          9,329,119
    14,969,000     6.00%, senior notes, due 4/15/11 .........         15,530,337
     3,600,000     7.55%, notes, due 10/1/30 ................          4,135,500
     3,750,000     6.80%, notes, due 1/15/31 ................          3,965,625
     4,925,000     6.80%, notes, due 8/20/32 ................          5,208,187

                                                                      48,538,580

Broadcast Services and Programming - 0.3%
     9,370,000   Clear Channel Communications, Inc., 6.00%
                   notes, due 11/1/06 .......................          9,206,025
Cable Television - 0.7%
                 Cox Communications, Inc.:
     3,950,000     7.50%, notes, due 8/15/04 ................          4,014,188
     2,512,000     7.75%, notes, due 8/15/06 ................          2,502,580
    18,005,000   TCI Communications, Inc., 6.375%
                   senior notes, due 5/1/03 .................         18,387,606

                                                                      24,904,374

Cellular Telecommunications - 0.3%
     9,940,000   VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ...............          9,542,400

Chemicals - Diversified - 0.3%
    11,610,000   Dow Chemical Co., 6.125%
                   notes, due 2/1/11 ........................         11,697,075

Commercial Banks - 0.2%
     7,115,000   US Bank N.A., 5.70%
                   notes, due 12/15/08 ......................          7,292,875

Computers - 0.4%
     7,230,000   Apple Computer, Inc., 6.50%
                   notes, due 2/15/04 .......................          7,230,000
                 Sun Microsystems, Inc.:
     1,420,000     7.35%, senior notes, due 8/15/04 .........          1,491,000
     7,263,000     7.65%, senior notes, due 8/15/09 .........          7,671,544

                                                                      16,392,544

Cosmetics and Toiletries - 0.2%
     8,175,000   International Flavors & Fragrances, Inc.
                   6.45%, notes, due 5/15/06 ................          8,502,000

Diversified Financial Services - 2.4%
    11,225,000   Associates Corporation of North America
                   5.75%, senior notes, due 11/1/03 .........         11,659,969
                 Citigroup, Inc.:
    10,070,000     7.25%, subordinated notes, due 10/1/10 ...         10,963,713
     3,365,000     6.625%, notes, due 6/15/32 ...............          3,251,431
                 General Electric Capital Corp.:
    10,415,000     5.375%, notes, due 1/15/03 ...............         10,597,262
    18,355,000     5.375%, notes, due 4/23/04 ...............         19,066,256
     5,340,000     7.25%, notes, due 5/3/04 .................          5,727,150
    15,175,000     5.35%, notes, due 3/30/06 ................         15,573,344
    10,785,000     6.75%, notes, due 3/15/32 ................         10,596,262

                                                                      87,435,387

Diversified Operations - 0.5%
                 Honeywell International, Inc.:
     9,950,000     5.125%, notes, due 11/1/06 ...............         10,037,062
     7,165,000     6.125%, notes, due 11/1/11 ...............          7,326,212

                                                                      17,363,274

Finance - Auto Loans - 1.1%
                 General Motors Acceptance Corp.:
$   15,850,000     6.75%, notes, due 12/10/02 ...............    $    16,167,000
     5,955,000     5.80%, notes, due 3/12/03 ................          6,081,544
     9,043,000     5.36%, notes, due 7/27/04 ................          9,212,556
     7,160,000     5.25%, notes, due 5/16/05 ................          7,204,750

                                                                      38,665,850

Finance - Consumer Loans - 0.7%
     8,830,000   American General Finance Corp., 5.875%
                   notes, due 7/14/06 .......................          9,116,975
                 Household Finance Corp.:
     5,415,000     6.00%, notes, due 5/1/04 .................          5,597,756
     7,180,000     6.50%, notes, due 1/24/06 ................          7,341,550
     4,340,000     6.75%, notes, due 5/15/11 ................          4,269,475

                                                                      26,325,756

Finance - Credit Card - 0.5%
                 American Express Co.:
    12,921,000     6.75%, senior unsubordinated notes
                   due 6/23/04 ..............................         13,777,016
     5,380,000     4.25%, notes, due 2/7/05 .................          5,447,250

                                                                      19,224,266

Finance - Investment Bankers/Brokers - 0.8%
                 J.P. Morgan Chase & Co.:
     7,175,000     5.25%, notes, due 5/30/07 ................          7,219,844
     5,625,000     6.625%, subordinated notes, due 3/15/12 ..          5,786,719
    14,535,000   Salomon Smith Barney Holdings, Inc., 6.50%
                   notes, due 2/15/08 .......................         15,534,281

                                                                      28,540,844

Food - Diversified - 0.9%
                 General Mills, Inc.:
     8,195,000     5.125%, notes, due 2/15/07 ...............          8,184,756
     4,745,000     6.00%, notes, due 2/15/12 ................          4,697,550
                 Kellogg Co.:
    18,100,000     5.50%, notes, due 4/1/03 .................         18,439,375
     1,800,000     7.45%, debentures, due 4/1/31 ............          1,977,750

                                                                      33,299,431

Food - Retail - 1.4%
    10,465,000   Fred Meyer, Inc., 7.45%
                   company guaranteed notes, due 3/1/08 .....         11,511,500
                 Kroger Co.:
     3,960,000     7.80%, notes, due 8/15/07 ................          4,370,850
     3,090,000     7.00%, senior notes, due 5/1/18 ..........          3,101,587
     4,950,000     6.80%, notes, due 12/15/18 ...............          4,863,375
     4,580,000     7.50%, company guaranteed notes
                   due 4/1/31 ...............................          4,768,925
                 Safeway, Inc.:
     3,050,000     6.85%, senior notes, due 9/15/04 .........          3,244,437
     7,140,000     6.15%, notes, due 3/1/06 .................          7,505,925
     5,642,000     6.50%, notes, due 11/15/08 ...............          5,959,362
     6,690,000     6.50%, notes, due 3/1/11 .................          6,890,700

                                                                      52,216,661

Food - Wholesale/Distribution - 0.1%
     3,635,000   Pepsi Bottling Holdings, Inc., 5.625%
                   company guaranteed notes, due 2/17/09+ ...          3,694,069

See Notes to Schedules of Investments.

20 Janus Aspen Series  June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Hotels and Motels - 0.2%
                 Starwood Hotels & Resorts Worldwide, Inc.:
$    3,605,000     7.375%, notes, due 5/1/07 ................    $     3,546,419
     2,705,000     7.875%, notes, due 5/1/12 ................          2,650,900

                                                                       6,197,319

Insurance Brokers - 0.2%
     7,275,000   Marsh & McLennan Companies, Inc.
                   5.375%, notes, due 3/15/07+ ..............          7,465,969

Internet Brokers - 0.3%
     9,667,000   Charles Schwab Corp., 8.05%
                   notes, due 3/1/10 ........................         10,645,784

Life and Health Insurance - 0.1%
     2,393,000   SunAmerica, Inc., 6.75%
                   notes, due 10/1/07 .......................          2,587,431

Medical - Drugs - 0.3%
     9,150,000   Pfizer, Inc., 5.625%
                   notes, due 2/1/06 ........................          9,653,250
     2,871,000   Warner-Lambert Co., 6.00%
                   notes, due 1/15/08 .......................          2,989,429

                                                                      12,642,679

Medical - HMO - 0.3%
                 UnitedHealth Group, Inc.:
     4,950,000     7.50%, notes, due 11/15/05 ...............          5,445,000
     5,375,000     5.20%, notes, due 1/17/07 ................          5,462,344

                                                                      10,907,344

Multi-Line Insurance - 0.4%
    14,550,000   AIG SunAmerica Global Financial IX, Inc.
                   5.10%, notes, due 1/17/07+ ...............         14,841,000

Multimedia - 0.3%
                 Viacom, Inc.:
     8,485,000     7.75%, senior notes, due 6/1/05 ..........          9,301,681
     3,000,000     7.70%, company guaranteed notes
                   due 7/30/10 ..............................          3,281,250

                                                                      12,582,931

Oil Companies - Exploration and Production - 0.2%
     7,095,000   Burlington Resources Finance Co., 7.20%
                   notes, due 8/15/31 .......................          7,245,769

Oil Companies - Integrated - 0.3%
    10,585,000   Conoco, Inc., 6.95%
                   senior notes, due 4/15/29 ................         10,823,163

Oil Refining and Marketing - 0.2%
                 Valero Energy Corp.:
     3,245,000     6.125%, notes, due 4/15/07 ...............          3,350,463
     2,504,000     6.875%, notes, due 4/15/12 ...............          2,572,860
     1,789,000     7.50%, notes, due 4/15/32 ................          1,795,709

                                                                       7,719,032

Resorts and Theme Parks - 0.1%
     2,065,000   Six Flags, Inc., 9.75%
                   senior notes, due 6/15/07 ................          2,116,625

Retail - Building Products - 0.7%
    24,175,000   Home Depot, Inc., 6.50%
                   senior notes, due 9/15/04 ................         25,806,813

Retail - Discount - 1.3%
                 Target Corp.:
$   12,215,000     5.50%, notes, due 4/1/07 .................    $    12,611,988
     2,855,000     5.40%, notes, due 10/1/08 ................          2,897,825
     7,250,000     5.375%, notes, due 6/15/09 ...............          7,250,000
                 Wal-Mart Stores, Inc.:
     7,850,000     5.45%, notes, due 8/1/06 .................          8,183,625
    14,340,000     6.875%, senior notes, due 8/10/09 ........         15,756,075

                                                                      46,699,513

Retail - Restaurants - 0.1%
     3,695,000   Yum! Brands, Inc., 7.70%
                   notes, due 7/1/12 ........................          3,695,000

Super-Regional Banks - 0%
     1,693,000   Firstar Bank N.A., 7.125%
                   subordinated notes, due 12/1/09 ..........          1,849,603

Tools - Hand Held - 0.4%
    12,610,000   Black & Decker Corp., 7.125%
                   senior notes, due 6/1/11 .................         13,476,938
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $703,063,691) ...................        727,389,954
--------------------------------------------------------------------------------
Preferred Stock - 1.7%
Automotive - Cars and Light Trucks - 1.4%
       582,090   Ford Motor Company Capital Trust II
                   convertible, 6.50% .......................         32,742,563
       688,630   General Motors Corp. - Series B
                   convertible, 5.25% .......................         18,090,310

                                                                      50,832,873

Electric - Integrated - 0.1%
       243,417   Reliant Energy, Inc., convertible, 2.00%
                   (AOL Time Warner, Inc.)(omega) ...........          6,085,425

Publishing - Newspapers - 0.2%
        98,448     Tribune Co., convertible, 2.00% ..........          6,423,732
--------------------------------------------------------------------------------
Total Preferred Stock (cost $79,085,606) ....................         63,342,030
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
         4,211   Ono Finance PLC, expires 5/31/09*,+
                   (cost $0) ................................                 42
--------------------------------------------------------------------------------
U.S. Government Obligations - 23.4%
U.S. Government Agencies - 9.6%
                 Fannie Mae:
$    8,200,000     4.75%, due 11/14/03 ......................          8,453,298
    99,260,000     5.625%, due 5/14/04 ......................        103,976,835
    23,780,000     5.50%, due 5/2/06 ........................         24,969,000
    14,365,000     4.75%, due 1/2/07 ........................         14,544,563
    20,070,000     5.00%, due 1/15/07 .......................         20,621,925
    13,200,000     6.25%, due 2/1/11 ........................         13,876,500
    43,935,000     5.375%, due 11/15/11 .....................         43,989,919
    16,195,000     6.625%, due 11/15/30 .....................         17,105,969
                 Federal Home Loan Bank System:
    27,430,000     4.875%, due 5/14/04 ......................         28,390,050
    28,895,000     3.375%, due 6/15/04 ......................         29,039,475
    29,175,000     6.50%, due 11/15/05 ......................         31,654,875
    12,270,000   Freddie Mac
                   5.875%, due 3/21/11 ......................         12,576,750

                                                                     349,199,159


See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 21

JANUS ASPEN BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
U.S. Treasury Notes/Bonds - 13.8%
$   17,370,000     3.375%, due 4/30/04 ......................    $    17,553,254
    10,910,000     3.25%, due 5/31/04 .......................         10,993,462
    15,875,000     6.00%, due 8/15/04 .......................         16,864,965
    43,890,000     5.875%, due 11/15/04 .....................         46,646,731
    26,955,000     5.75%, due 11/15/05 ......................         28,774,463
    38,070,000     6.50%, due 10/15/06 ......................         41,909,740
    24,166,000     5.625%, due 5/15/08 ......................         25,793,338
    29,765,000     6.00%, due 8/15/09 .......................         32,333,124
    24,233,000     5.75%, due 8/15/10 .......................         25,921,555
    25,550,000     5.00%, due 8/15/11 .......................         25,904,634
    50,060,000     7.25%, due 5/15/16 .......................         58,998,213
    22,941,000     6.25%, due 8/15/23 .......................         24,579,446
    34,930,000     6.00%, due 2/15/26 .......................         36,332,440
    29,775,000     5.25%, due 2/15/29 .......................         28,009,640
    75,025,000     6.25%, due 5/15/30 .......................         81,270,081

                                                                     501,885,086
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $839,018,136) .......        851,084,245
--------------------------------------------------------------------------------
Repurchase Agreement - 0.7%
    24,500,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $24,504,022 collateralized
                   by $5,048,901 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $23,135,940 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values
                   f $2,257,415 and $22,732,598 (cost
                   $24,500,000) .............................         24,500,000
--------------------------------------------------------------------------------
Short-Term Corporate Note - 2.7%
                 Citigroup, Inc.
   100,000,000     1.85%, 7/1/02
                   (amortized cost $100,000,000) ............        100,000,000
--------------------------------------------------------------------------------
Time Deposit - 4.7%
                 State Street Bank and Trust Co.
   170,000,000     1.9375%, 7/1/02 (cost $170,000,000) ......        170,000,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 2.0%
                 Federal Farm Credit Bank
    50,000,000     1.76%, 11/20/02 ..........................         49,687,500
                 Federal Home Loan Bank System
    25,000,000     1.63%, 7/11/02 ...........................         24,988,681
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $74,641,569) ...........         74,676,181
--------------------------------------------------------------------------------
Total Investments (total cost $3,658,148,977) - 98.7% .......      3,597,621,201
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
  1.3% ......................................................         46,800,202
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 3,644,421,403
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           0.8%           $    28,477,401
Brazil                                              0%                    94,908
Canada                                            1.1%                40,313,406
Germany                                           1.0%                35,457,047
United Kingdom                                    1.0%                34,869,233
United States++                                  96.1%             3,458,409,206
--------------------------------------------------------------------------------
Total                                           100.0%           $ 3,597,621,201


++ Includes Short-Term Securities (85.9% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

22 Janus Aspen Series June 30, 2002

JANUS ASPEN GROWTH AND INCOME PORTFOLIO DAVID CORKINS,
                                        portfolio manager

Janus Aspen Growth and Income Portfolio declined 10.49% for its Institutional Shares and 10.62% for its Service Shares for the six months ended June 30, 2002, outpacing its benchmark, the S&P 500 Index, which fell 13.15%.(1) This performance earned the Portfolio's Institutional Shares a top-decile ranking for the one-year period ended June 30, 2002, placing it 10th out of 142 variable annuity large-cap growth funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

At the start of 2002, mixed messages and a stabilizing economy produced a sideways market, but investor confidence took a turn for the worse later in the period, as accounting irregularities, corporate scandals, international unrest and terrorist threats sent stocks sharply lower. Given the extreme negativity surrounding the market, I maintained a flat and highly diversified portfolio, investing across a wide range of industries and holdings. Furthermore, I continued to use the ongoing rally in bonds to trim our fixed-income exposure and shift assets back into equities, which appeared to offer a more attractive risk/reward trade-off for the patient investor.

Contributing to our performance was U.S. Bancorp. Its stock slid late last year after the company boosted its loan loss reserves in anticipation of rising credit defaults after September 11th. I bought on the dip, taking the opportunity to add to our position at an attractive price. Since then, shares have bounced back nicely on the news that losses were less severe than initially expected. I am also pleased to see cost-cutting and other benefits of U.S. Bancorp's merger with Firstar begin to materialize and retail sales at the bank's newly acquired branches start to improve.

Meanwhile, Anheuser-Busch moved along with nearly 50% of the U.S. market. The world's largest brewer has maintained pricing power amid a sluggish economy, giving it substantial leverage in its marketing and distribution spending. This almost insurmountable competitive advantage translates into earnings power as the company announced in May that it was raising its 2002 growth target to 13% following 14 straight quarters of revenue growth as well as record beer sales. A move toward exclusive distributorships should also work to the company's benefit, ensuring prime product placement that could result in further share gains.

Elsewhere, Coca-Cola Enterprises, the largest bottler of Coca-Cola soft drink products, posted an impressive gain for the period. After several years of revenue and earnings disappointments, the company bounced back in 2002 with solid volume growth helped by the launch of Vanilla Coke. Late last year, Coca-Cola Enterprises also reached an agreement with onetime parent Coca-Cola Company to share jointly in improving marketing, pricing and cost-cutting efficiencies while instituting performance-based funding initiatives. The agreement appears to have gone a long way toward shoring up a previously strained relationship and should continue to prove beneficial for both companies.

As I contemplated companies whose performance fell short of our expectations, I was reminded of an old adage: "The road to success is always under construction." Such is the case with Citigroup. The leading global services franchise and top holding suffered on concerns over its exposure to struggling Latin American economies, as well as scandal-ridden companies Enron and WorldCom. However, I believe the fears may have been overblown and the selling indiscriminate. The company's diverse business mix continues to fire on all cylinders and insulates it against weakness in any one area. We therefore expect Citigroup to reward our conviction over the longer term.

General Electric also gave ground as the weakening economy hampered sales at its short-cycle businesses including GE Plastics, Lighting, Appliances and NBC. Investors also took the industrial conglomerate to task for relying on short-term debt and acquisitions to drive its growth. Still, I continue to be impressed by GE's management and its diversified and well-balanced business mix
- plus, the company generates substantial internal capital. For these reasons, GE remains among our top holdings.

In conclusion, we are neither optimistic nor pessimistic regarding the market, only realistic. To that end, we will continue to focus on companies that stick with basic blocking and tackling and can perform regardless of where the coming months lead us. While low rates and productivity gains could eventually get the economy moving again, there's a good chance it could come in fits and starts. As a result, we'll take it one day at a time, one company at a time.

Thank you for investing in Janus Aspen Growth and Income Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             89.0%                 84.3%
Top 10 Equities                                      26.9%                 27.2%
Number of Stocks                                        73                    74
Fixed Income Securities                               7.4%                  6.9%
Cash and Cash Equivalents                             3.6%                  8.8%


(1) All returns include reinvested dividends and capital gains.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 23

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/98)
  1 Year                                                                 (16.87)%
  From Inception                                                           8.20%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (17.98)%
  From Inception of Institutional Shares                                 (1.46)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                (17.07)%
  From Portfolio Inception                                                7.93%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 84.2%
Advertising Sales - 0.2%
         9,210   Lamar Advertising Co.* .....................    $       342,704

Aerospace and Defense - 0.6%
         7,980   General Dynamics Corp. .....................            848,673

Applications Software - 2.4%
        66,785   Microsoft Corp.* ...........................          3,653,139

Automotive - Cars and Light Trucks - 0.9%
        33,315   BMW A.G. ...................................          1,373,689

Automotive - Truck Parts and Equipment - 1.0%
       120,345   Delphi Corp. ...............................          1,588,554

Beverages - Non-Alcoholic - 3.4%
        99,620   Coca-Cola Enterprises, Inc. ................          2,199,610
        64,466   PepsiCo, Inc. ..............................          3,107,261

                                                                       5,306,871

Brewery - 1.8%
        56,328   Anheuser-Busch Companies, Inc. .............          2,816,400

Broadcast Services and Programming - 3.2%
        40,570   Clear Channel Communications, Inc.* ........          1,299,051
       391,378   Liberty Media Corp. - Class A* .............          3,718,091

                                                                       5,017,142

Cable Television - 3.4%
         5,380   Comcast Corp. - Class A* ...................    $       130,196
       130,638   Comcast Corp. - Special Class A* ...........          3,114,410
        74,321   Cox Communications, Inc. - Class A* ........          2,047,544

                                                                       5,292,150

Casino Hotels - 0.9%
       136,380   Park Place Entertainment Corp.* ............          1,397,895

Chemicals - Diversified - 2.3%
        78,893   E.I. du Pont de Nemours and Co. ............          3,502,849

Commercial Services - Finance - 0.9%
        44,762   Paychex, Inc. ..............................          1,400,603

Computer Services - 0.9%
        72,570   Ceridian Corp.* ............................          1,377,379

Computers - 0.5%
        44,105   Apple Computer, Inc.* ......................            781,541

Consulting Services - 0.5%
        40,350   Accenture, Ltd. - Class A
                   - New York Shares* .......................            766,650
Cosmetics and Toiletries - 1.8%
        12,570   Colgate-Palmolive Co. ......................            629,129
        24,735   Procter & Gamble Co. .......................          2,208,835

                                                                       2,837,964

SEE NOTES TO SCHEDULES OF INVESTMENTS.

24 Janus Aspen Series June 30, 2002

JANUS ASPEN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Data Processing and Management - 0.2%
         7,015   Automatic Data Processing, Inc. ............    $       305,503

Diversified Financial Services - 4.0%
       159,095   Citigroup, Inc. ............................          6,164,931

Diversified Operations - 5.9%
        14,260   3M Co. .....................................          1,753,980
       130,433   General Electric Co. .......................          3,789,079
       102,605   Honeywell International, Inc. ..............          3,614,774

                                                                       9,157,833
Electric - Integrated - 1.0%
        49,900   Duke Energy Corp. ..........................          1,551,890

Engineering - Research and Development - 1.4%
        53,280   Fluor Corp. ................................          2,075,256

Entertainment Software - 0.7%
        15,505   Electronic Arts, Inc.* .....................          1,024,105

Finance - Consumer Loans - 2.3%
        72,495   Household International, Inc. ..............          3,603,002

Finance - Investment Bankers/Brokers - 3.5%
        22,845   Goldman Sachs Group, Inc. ..................          1,675,681
       105,760   J.P. Morgan Chase & Co. ....................          3,587,379
         3,300   Lehman Brothers Holdings, Inc. .............            206,316

                                                                       5,469,376

Financial Guarantee Insurance - 1.1%
        23,920   MGIC Investment Corp. ......................          1,621,776

Food - Diversified - 0.4%
        14,600   H.J. Heinz Co. .............................            600,060

Food - Retail - 1.1%
        87,645   Kroger Co.* ................................          1,744,135

Hotels and Motels - 0.6%
        38,182   Fairmont Hotels & Resorts, Inc.
                   - New York Shares ........................            984,332

Insurance Brokers - 2.5%
        40,229   Marsh & McLennan Companies, Inc. ...........          3,886,121

Internet Brokers - 0.5%
        65,516   Charles Schwab Corp. .......................            733,779

Investment Management and Advisory Services - 0.8%
        37,275   T. Rowe Price Group, Inc. ..................          1,225,602

Life and Health Insurance - 3.2%
        33,170   AFLAC, Inc. ................................          1,061,440
        14,310   CIGNA Corp. ................................          1,394,080
        39,659   John Hancock Financial Services, Inc. ......          1,395,997
        34,255   Principal Financial Group, Inc.* ...........          1,061,905

                                                                       4,913,422

Medical - Drugs - 4.4%
        23,762   Allergan, Inc. .............................          1,586,114
        69,045   Pfizer, Inc. ...............................          2,416,575
        55,200   Wyeth ......................................          2,826,240

                                                                       6,828,929

Medical Instruments - 1.3%
        45,314   Medtronic, Inc. ............................          1,941,705

Motorcycle and Motor Scooter Manufacturing - 0.6%
        18,963   Harley-Davidson, Inc. ......................            972,233

Multi-Line Insurance - 2.2%
        50,565   American International Group, Inc. .........          3,450,050

Multimedia - 3.2%
         5,370   Gannett Company, Inc. ......................    $       407,583
        81,954   Viacom, Inc. - Class B* ....................          3,636,299
        49,795   Walt Disney Co. ............................            941,125

                                                                       4,985,007

Oil Companies - Integrated - 6.0%
        84,480   Conoco, Inc. ...............................          2,348,544
        64,024   EnCana Corp. - New York Shares .............          1,959,134
       123,570   Exxon Mobil Corp. ..........................          5,056,484

                                                                       9,364,162

Pipelines - 0.5%
        20,546   Kinder Morgan, Inc. ........................            781,159

Printing - Commercial - 0.6%
        27,036   Valassis Communications, Inc.* .............            986,814

Property and Casualty Insurance - 0.1%
         2,190   Chubb Corp. ................................            155,052

Reinsurance - 1.4%
           985   Berkshire Hathaway, Inc. - Class B* ........          2,200,490

Retail - Discount - 0.6%
        25,015   Target Corp. ...............................            953,072

Semiconductor Components/Integrated Circuits - 2.0%
        29,435   Linear Technology Corp. ....................            925,142
        57,829   Maxim Integrated Products, Inc.* ...........          2,216,586

                                                                       3,141,728

Super-Regional Banks - 3.9%
        21,130   Bank of America Corp. ......................          1,486,707
       196,590   U.S. Bancorp ...............................          4,590,376

                                                                       6,077,083

Telecommunication Equipment - 0.4%
        44,145   Nokia Oyj (ADR) ............................            639,220

Tools - Hand Held - 0.8%
        29,395   Stanley Works Co. ..........................          1,205,489

Toys - 1.3%
        98,325   Mattel, Inc. ...............................          2,072,691

Travel Services - 1.0%
        65,835   USA Interactive* ...........................          1,543,831
--------------------------------------------------------------------------------
Total Common Stock (cost $142,004,979) ......................        130,664,041
--------------------------------------------------------------------------------
Corporate Bonds - 2.3%
Advertising Sales - 0.1%
$      115,000   Lamar Advertising Co., 5.25%
                   convertible notes, due 9/15/06 ...........            116,150

Cellular Telecommunications - 0%
        58,000   VoiceStream Wireless Corp., 10.375%
                   senior notes, due 11/15/09 ...............             55,680

Finance - Investment Bankers/Brokers - 0.3% Merrill Lynch
                 & Company, Inc.:
       200,000     6.15%, notes, due 1/26/06 ................            209,500
       300,000     5.36%, notes, due 2/1/07 .................            303,375

                                                                         512,875

Oil Companies - Exploration and Production - 0.1%
       363,000   Devon Energy Corp., 0%
                   convertible debentures, due 6/27/20 ......            179,685

Retail - Discount - 1.1%
     1,655,000   Wal-Mart Stores, Inc., 4.375%
                   notes, due 8/1/03 ........................          1,690,169

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 25

JANUS ASPEN GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Telephone - Integrated - 0.1%
$      185,000   CenturyTel, Inc., 8.375%
                   notes, due 10/15/10 ......................    $       192,631

Toys - 0.3%
                 Mattel, Inc.:
       140,000     6.00%, notes, due 7/15/03 ................            141,050
       250,000     6.125%, notes, due 7/15/05 ...............            249,375

                                                                         390,425

Transportation - Railroad - 0.3%
       365,000   Wisconsin Central Transportation Corp.
                   6.625%, notes, due 4/15/08 ...............            382,338
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $3,438,825) .....................          3,519,953
--------------------------------------------------------------------------------
Preferred Stock - 4.8%
Automotive - Cars and Light Trucks - 4.3%
        40,490   Ford Motor Company Capital Trust II
                   convertible, 6.50% .......................          2,277,562
        71,290   General Motors Corp. - Series B
                   convertible, 5.25% .......................          1,872,788
         5,445   Porsche A.G. ...............................          2,581,257

                                                                       6,731,607

Electric - Integrated - 0.5%
        31,921   Reliant Energy, Inc., convertible, 2.00%
                   (AOL Time Warner, Inc.)(omega) ...........            798,025
--------------------------------------------------------------------------------
Total Preferred Stock (cost $7,744,896) .....................          7,529,632
--------------------------------------------------------------------------------
U.S. Government Obligations - 5.1%
                 U.S. Treasury Notes:
$    3,765,000     3.00%, due 1/31/04 .......................          3,789,548
     3,880,000     5.25%, due 5/15/04 .......................          4,055,298
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $7,695,479) .........          7,844,846
--------------------------------------------------------------------------------
Repurchase Agreement - 4.4%
     6,900,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $6,901,133 collateralized
                   by $1,421,935 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $6,515,836 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values
                   of $635,762 and $6,402,242 (cost
                   $6,900,000) ..............................          6,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $167,784,179) - 100.8% ........        156,458,472
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
 (0.8)% .....................................................         (1,291,996)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   155,166,476
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           0.5%           $       766,650
Canada                                            1.9%                 2,943,466
Finland                                           0.4%                   639,220
Germany                                           2.5%                 3,954,946
United States++                                  94.7%               148,154,190
--------------------------------------------------------------------------------
Total                                           100.0%           $   156,458,472


++ Includes Short-Term Securities (90.3% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

26 Janus Aspen Series June 30, 2002

JANUS ASPEN STRATEGIC VALUE PORTFOLIO David Decker, portfolio manager

For the six months ended June 30, 2002, Janus Aspen Strategic Value Portfolio lost 9.53% for its Institutional Shares, and 9.59% for its Service Shares. This compares with a 13.15% loss for its benchmark, the S&P 500 Index.(1)

I have often said that successful value investing requires an ability to embrace controversy. Throughout the first half of 2002, that controversy came in the form of accounting and disclosure concerns stemming from the collapse of Enron, ImClone and WorldCom. While these events pointed to the power of negative news, the violation of trust brought on by the scandals proved especially damaging. Needless to say, the reaction may have been overblown relative to the scope of the reported improprieties. However, its impact was widespread.

[PHOTO]

While many waited for the next shoe to drop, it became increasingly apparent that the economy, which had demonstrated steady yet mixed signs of recovery, may have moved ahead of the market. This was unclear given the unusually high level of extraneous events, not the least of which was the ever-present threat of terrorist attacks.

Among the stocks that played to our strengths was Moody's Corp., a superior franchise that held up well at a time when other superior franchises did not. As one of the leading fixed-income rating agencies, the company boasts a solid business model that generates both strong and stable cash flow. Although we no longer consider it dramatically undervalued, its prospects remain sustainable in light of concerns about questionable corporate disclosure and the increasing complexity of many financial instruments.

Meanwhile, Las Vegas-based Station Casinos moved higher as fears surrounding debt levels and reduced foot traffic proved unfounded. Unlike many of the more well-known Strip destinations, Station caters to the local Las Vegas market, where business has rebounded strongly. Furthermore, concerns that the company's new property, Sunset Station, would siphon business from its core locations also appeared premature. In fact, anecdotal evidence suggested that it may actually be expanding the market.

Specialty retailer Blockbuster, Inc. also fared well for us, having rebounded nicely from overselling earlier in the year. The company came under pressure due to expected weakness in its core rental business during the Olympic broadcasts. In our view, Blockbuster's robust cash flow dynamics did not support its significantly reduced valuation and we became aggressive purchasers of the stock. We have since trimmed the position substantially, taking profits as the share price more fully reflected our fair value estimates.

Regrettably, our detractors took back a disproportionate percentage of the Portfolio's gains. Perhaps the most notable of these was Tyco International, which made headlines when its former chief executive was indicted on charges of tax evasion and evidence tampering. This unforeseen development severely punished an already-beaten-down stock, yet we continue to believe the company retains substantial intrinsic value relative to its free cash flow. Although the recent initial offering of its CIT Group finance unit fell short of expectations, the remaining mix of businesses remains sound.

Elsewhere, energy company El Paso Corporation suffered a series of setbacks, ranging from a ratings downgrade and a shift in corporate strategy to the suicide of its treasurer. With its accounting practices facing intense scrutiny in the wake of the Enron scandal, the company announced massive cutbacks in its energy trading operations as well as a refocusing on its core natural gas business. While we trimmed the position on this announcement, we have maintained the better part of our holdings given that its depressed valuation more than discounts the change in strategy.

Finally, longtime holding Cadence Design Systems, a leading provider of automated design software, has been plagued by severe weakness in capital spending. Although the company continues to hold its own during an extremely difficult period, investor sentiment toward the stock has turned increasingly negative. Moreover, a merger between its two primary competitors has led some investors to speculate that the combined company could overtake Cadence, but we fundamentally disagree.

Going forward, I am mindful that external circumstances may have a greater-than-usual effect on the valuation process. However, since our intent is to capitalize on disparity and misperception, that's a chance I'll have to take within certain limits. In the meantime, I'll be actively looking for openings to put our residual cash to work, knowing full well that volatile markets could result in short-term underperformance, but also create compelling long-term opportunities.

Thank you for your investment in Janus Aspen Strategic Value Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             92.3%                 69.5%
  Foreign                                            10.4%                  9.5%
  Europe                                              0.1%                  0.1%
Top 10 Equities                                      39.2%                 31.9%
Number of Stocks                                        53                    47
Cash, Cash Equivalents
  and Fixed Income Securities                         7.7%                 30.5%


(1) All returns include reinvested dividends and capital gains.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 27

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/00)
  1 Year                                                                (15.10)%
  From Inception                                                         (8.10)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (17.98)%
  From Portfolio Inception                                              (15.12)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 5/1/00)
  1 Year                                                                (15.22)%
  From Inception                                                         (8.16)%
--------------------------------------------------------------------------------

This Portfolio is designed for long-term investors who can accept the special risks associated with value investing.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 91.0%
Advertising Agencies - 2.7%
        28,565   Interpublic Group of Companies, Inc. .......      $     707,269

Aerospace and Defense - Equipment - 1.7%
         6,880   Alliant Techsystems, Inc.* .................            438,944

Agricultural Operations - 0.4%
         5,810   Monsanto Co. ...............................            103,418

Apparel Manufacturers - 0.7%
         5,360   Liz Claiborne, Inc. ........................            170,448

Automotive - Cars and Light Trucks - 2.8%
        10,000   General Motors Corp. .......................            534,500
        25,000   Nissan Motor Company, Ltd.** ...............            173,124

                                                                         707,624

Automotive - Truck Parts and Equipment - 4.2%
        26,025   Delphi Corp. ...............................            343,530
        12,715   Lear Corp.* ................................            588,069
        10,765   Tower Automotive, Inc.* ....................            150,172

                                                                       1,081,771

Broadcast Services and Programming - 7.4%
       201,080   Liberty Media Corp. - Class A* .............          1,910,260

Building Products - Cement and Aggregate - 2.9%
        28,580   Cemex S.A. de C.V. (ADR) ...................            753,369

Casino Hotels - 0.8%
        11,070   Station Casinos, Inc.* .....................            197,599

Chemicals - Specialty - 1.2%
        10,000   Cytec Industries, Inc.* ....................            314,400

Commercial Services - 0.2%
         1,391   Arbitron, Inc.* ............................      $      43,399

Commercial Services - Finance - 3.4%
        17,740   Moody's Corp. ..............................            882,565

Computer Services - 3.3%
        44,595   Ceridian Corp.* ............................            846,413

Computers - 1.9%
        27,515   Apple Computer, Inc.* ......................            487,566

Containers - Paper and Plastic - 2.5%
        31,935   Packaging Corporation of America* ..........            635,187

Diversified Financial Services - 0.5%
         3,221   Citigroup, Inc. ............................            124,814

Diversified Operations - 5.6%
        19,290   Honeywell International, Inc. ..............            679,587
         2,000   SPX Corp.* .................................            235,000
        38,150   Tyco International, Ltd. ...................            515,406

                                                                       1,429,993

Electronic Components - Semiconductors - 0.4%
        10,765   Advanced Micro Devices, Inc.* ..............            104,636

Electronic Design Automation - 3.7%
        58,455   Cadence Design Systems, Inc.* ..............            942,295

Enterprise Software and Services - 2.1%
        33,675   Computer Associates International, Inc. ....            535,096

Finance - Consumer Loans - 1.1%
         3,030   SLM Corp. ..................................            293,607

SEE NOTES TO SCHEDULES OF INVESTMENTS.

28 Janus Aspen Series June 30, 2002

JANUS ASPEN STRATEGIC VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Finance - Credit Card - 0.7%
         5,110   American Express Co. .......................    $       185,595

Finance - Mortgage Loan Banker - 5.0%
        17,285   Fannie Mae .................................          1,274,769

Food - Dairy Products - 1.1%
         7,770   Dean Foods Co.* ............................            289,821

Hotels and Motels - 0.5%
         9,100   Hilton Hotels Corp. ........................            126,490

Multimedia - 2.2%
         3,875   McGraw-Hill Companies, Inc. ................            231,338
         7,395   Viacom, Inc. - Class B* ....................            328,116

                                                                         559,454

Non-Hazardous Waste Disposal - 1.5%
        40,805   Allied Waste Industries, Inc.* .............            391,728

Oil Companies - Exploration and Production - 2.7%
         7,130   Apache Corp. ...............................            409,832
        13,475   Ocean Energy, Inc. .........................            292,003

                                                                         701,835

Oil Refining and Marketing - 1.8%
        26,300   SK Corp.** .................................            452,558

Paper and Related Products - 2.3%
        12,260   Rayonier, Inc. .............................            602,334

Petrochemicals - 0.1%
         6,693   Reliance Industries, Ltd.* .................             36,918

Pipelines - 4.5%
        24,582   El Paso Corp. ..............................            506,635
         1,555   Kinder Morgan, Inc. ........................             59,121
        19,167   Kinder Morgan Management LLC* ..............            584,593

                                                                       1,150,349

Printing - Commercial - 3.9%
        27,590   Valassis Communications, Inc.* .............          1,007,035

Publishing - Newspapers - 1.8%
         8,835   New York Times Co. - Class A ...............            455,002

Recreational Centers - 0.3%
         3,550   Bally Total Fitness Holding Corp.* .........             66,421

Reinsurance - 4.0%
           460   Berkshire Hathaway, Inc. - Class B* ........          1,027,640

Retail - Toy Store - 2.3%
        33,570   Toys "R" Us, Inc.* .........................            586,468

Retail - Video Rental - 1.2%
        11,065   Blockbuster, Inc. - Class A ................            297,649

Telephone - Integrated - 1.1%
        26,000   AT&T Corp. .................................            278,200

Television - 0.1%
           950   SBS Broadcasting S.A.* .....................             17,680

Tobacco - 0.8%
        11,228   Vector Group, Ltd. .........................            197,613

Toys - 0.8%
         9,465   Mattel, Inc. ...............................            199,522

Transportation - Marine - 2.8%
       102,165   Transportacion Maritima Mexicana
                   S.A. de C.V.* ............................            705,960
--------------------------------------------------------------------------------
Total Common Stock (cost $24,538,820) .......................         23,321,714
--------------------------------------------------------------------------------
Corporate Bonds - 0.9%
Tobacco - 0.9%
$      300,000   Vector Group, Ltd., 6.25%
                   convertible subordinated notes
                   due 7/15/08+ (cost $300,000) .............    $       218,625
--------------------------------------------------------------------------------
Preferred Stock - 1.3%
Automotive - Cars and Light Trucks - 1.3%
        13,100   General Motors Corp. - Series B
                   convertible, 5.25% (cost $356,464) .......            344,137
--------------------------------------------------------------------------------
Repurchase Agreement - 9.4%
$    2,400,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $2,400,394 collateralized
                   by $494,586 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $2,266,378 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values of
                   $221,135 and $2,226,867 (cost
                   $2,400,000) ..............................          2,400,000
--------------------------------------------------------------------------------
Total Investments (total cost $27,595,284) - 102.6% .........         26,284,476
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
 (2.6%) .....................................................          (656,461)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $    25,628,015
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           2.0%           $       515,406
India                                             0.1%                    36,918
Japan                                             0.6%                   173,124
Luxembourg                                        0.1%                    17,680
Mexico                                            5.6%                 1,459,329
South Korea                                       1.7%                   452,558
United States++                                  89.9%                23,629,461
--------------------------------------------------------------------------------
Total                                           100.0%           $    26,284,476


++ Includes Short-Term Securities (80.8% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
Japanese Yen 10/10/02             19,000,000    $      159,403    $     (10,664)
South Korean Won
  7/16/02                        225,000,000           186,941          (17,931)
--------------------------------------------------------------------------------
Total                                           $      346,344    $     (28,595)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 29

--------------------------------------------------------------------------------
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO                   Helen Young Hayes,
                                                             portfolio manager

                                                             Brent Lynn,
                                                             portfolio manager


We are disappointed with our performance during the first half of 2002, a period that saw the Portfolio's Institutional Shares fall 12.03%, Service Shares declined 12.16% and Service II Shares declined 11.94%. These results are significantly worse than the 1.62% loss of its benchmark, the Morgan Stanley Capital International Europe, Asia and Far East (EAFE(R)) Index.(1)

[PHOTO]

[PHOTO]

Nonetheless, we had a few winners during the period. Willis Group, a U.K.-based insurance broker, has shown better-than-expected earnings growth as a result of market share gains and a favorable pricing environment in the property and casualty business. Meanwhile Encana Corp., a Canadian oil and gas company, has continued its record of high production growth rates and cost cutting, allowing the shares to stand out as one of the portfolio's top performers during the period.

Elsewhere, Teva Pharmaceutical - an Israeli-based drug company - is a leader in the U.S. market for generic drugs and gained from generics market growth and new product introductions. Rounding out our list of top performers was Smiths Group, a British industrial conglomerate that has been helped by portfolio restructuring, cost cutting and continued strength in its defense and medical device businesses.

Unfortunately, there were a number of negative performers, including Tyco International. Despite its low valuation, Tyco fell sharply as psychology began to drive the stock lower due to concerns about its accounting and the credibility of management. We began selling our Tyco position in late April after management abruptly reversed course on its plan to reorganize into four separate business units and were out of the stock before the end of the period. Nonetheless, our exposure to Tyco hurt our results during the period.

Other disappointments included Petroleo Brasileiro (Petrobras), a Brazilian oil company that has generated high rates of production growth and reasonable cash flows but was hurt by fears that a left-wing candidate would win the country's presidential election this fall. Petrobras had been a strong performer through the first quarter, and we took some profits before the stock fell in the second quarter. Israeli telecom software firm Amdocs also declined after reporting an earnings shortfall as telecom customers cut back on project spending. We had cut the position earlier due to concerns about its customer base, and we sold the rest of the position after the earnings shortfall.

Even some of our more defensive stocks gave ground. Examples include Koninklijke Ahold N.V., a Netherlands-based supermarket retailer and wholesale food distributor. The company has shown reasonable earnings and revenue growth but was pressured by its acquisition history and relatively complex accounting in a market that has shown little patience for either. In addition, a dramatic weakening of the U.S. dollar worked against Ahold as the company saw the value of profits repatriated from the U.S. - Ahold's single largest market - fall in tandem with the currency.

The relative performance of the portfolio was hurt by macroeconomic factors as well. The Japanese market outpaced its large-market peers and finished the period as one of the best-performing markets in the developed world. Because the portfolio had a much lower weighting in Japanese stocks than the MSCI EAFE(R) Index, our relative performance suffered. Furthermore, we entered the period with significant overweight positions in Mexico and Canada, two markets that performed poorly.

We further reduced our exposure to technology, media and telecom companies during the period and have taken advantage of the difficult market environment to purchase several strong franchises at what we believe to be reasonable valuations. Examples include Kao Corporation, a Japanese household products company that we added to the portfolio after significant share price volatility provided a compelling entry point. Despite ongoing deflation and a still-weak economy in Japan, Kao has managed to maintain a strong cash flow profile. We also started a position in ASF (Autoroutes du Sud de la France), a French toll road operator. ASF benefits from a high level of cash flow generation, high returns on new road investments, and potential cost cutting.

In closing, we appreciate your patience and continued support throughout this difficult period. Most global markets continued to fall in the first half of 2002 - a fact made even more painful when you consider that it follows on the heels of nearly two years of steep stock market losses.

In light of falling stock markets and continued weakness in the global economy, we have positioned the portfolio defensively, while selectively adding to positions we believe will benefit most when the upturn finally arrives.

Thank you for your continued investment.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             92.3%                 92.0%
  Foreign                                            90.2%                 90.2%
Top 10 Equities                                      18.8%                 23.2%
Number of Stocks                                       137                   118
Cash and Cash Equivalents                             7.7%                  8.0%

(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

30 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/2/94)
  1 Year                                                                 (20.15)%
  5 Year                                                                   3.97%
  From Inception                                                          10.85%
--------------------------------------------------------------------------------

Morgan Stanley Capital International EAFE(R)Index
  1 Year                                                                  (9.49)%
  5 Year                                                                  (1.55)%
  From Inception Date of Institutional Shares                              2.38%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (20.37)%
  5 Year                                                                   3.47%
  From Portfolio Inception                                                10.85%
--------------------------------------------------------------------------------

Service II Shares (Inception Date 12/31/01)
  1 Year                                                                 (20.17)%
  5 Year                                                                   3.53%
  From Portfolio Inception                                                10.85%
--------------------------------------------------------------------------------

Returns shown for Service and Service II Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service and Service II Shares.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 89.2%
Advertising Services - 0.8%
     1,175,904   WPP Group PLC** ............................    $     9,836,616

Aerospace and Defense - 0.5%
       291,485   Embraer-Empresa Brasileira de
                   Aeronautica S.A. (ADR) ...................          6,237,779

Applications Software - 1.3%
        68,437   Infosys Technologies, Ltd. .................          4,601,227
     2,568,420   Satyam Computer Services, Ltd. .............         12,103,926

                                                                      16,705,153
Audio and Video Products - 1.5%
       365,300   Sony Corp.** ...............................         19,292,717

Automotive - Cars and Light Trucks - 1.7%
        64,895   BMW A.G. ...................................          2,675,838
        97,150   Hyundai Motor Company, Ltd. ................          2,919,440
     2,356,000   Nissan Motor Company, Ltd.** ...............         16,315,237

                                                                      21,910,515

Beverages - Wine and Spirits - 1.6%
     1,588,239   Diageo PLC** ...............................         20,488,678

Brewery - 2.9%
       414,000   Asahi Breweries, Ltd.** ....................          3,464,506
       767,904   Interbrew S.A. .............................         22,046,722
     1,771,000   Kirin Brewery Company, Ltd.** ..............         12,411,888

                                                                      37,923,116

Broadcast Services and Programming - 2.2%
       760,281   Grupo Televisa S.A. (ADR)*,** ..............    $    28,419,304

Building - Heavy Construction - 0.7%
        81,823   Technip-Coflexip S.A. ......................          8,614,393

Cable Television - 0.6%
       737,447   Shaw Communications, Inc. - Class B ........          8,121,716

Cellular Telecommunications - 3.5%
     7,586,640   China Mobile, Ltd.*,** .....................         22,468,962
         7,684   NTT DoCoMo, Inc.** .........................         18,912,519
     3,190,043   Vodafone Group PLC** .......................          4,334,062

                                                                      45,715,543

Chemicals - Diversified - 0.9%
       758,399   BOC Group PLC** ............................         11,734,462

Chemicals - Specialty - 1.4%
        11,310   Givaudan S.A. ..............................          4,560,024
       216,979   Syngenta A.G. ..............................         13,042,215

                                                                      17,602,239

Commercial Banks - 2.3%
       549,213   Anglo Irish Bank Corporation PLC ...........          3,541,980
       293,360   Danske Bank A/S ............................          5,401,767
        51,187   Julius Baer Holding, Ltd. ..................         14,704,460
       101,170   Kookmin Bank ...............................          4,911,488
        27,535   Kookmin Bank (ADR) .........................          1,353,345

                                                                      29,913,040


SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 31

--------------------------------------------------------------------------------
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Computer Services - 1.2%
     3,949,829   Computershare, Ltd. ........................    $     4,878,138
       403,637   Tietoenator Oyj ............................          9,966,050

                                                                      14,844,188

Computers - 0.7%
    26,428,000   Legend Group, Ltd.** .......................          9,656,744

Consulting Services - 1.4%
       830,725   Accenture, Ltd. - Class A
                   - New York Shares* .......................         15,783,775
       798,734   Serco Group PLC** ..........................          2,422,877

                                                                      18,206,652

Cooperative Banks - 0.6%
       554,574   Banco Popolare di Verona e Novara Scrl .....          7,273,604

Cosmetics and Toiletries - 1.0%
       568,000   Kao Corp.** ................................         13,079,689

Diversified Financial Services - 2.0%
       346,840   Deutsche Boerse A.G.+ ......................         14,643,921
       569,029   Euronext N.V. ..............................         10,677,758

                                                                      25,321,679

Diversified Minerals - 1.0%
       383,438   Anglo American PLC** .......................          6,333,204
       256,880   Companhia Vale do Rio Doce (ADR)* ..........          7,107,870

                                                                      13,441,074

Diversified Operations - 2.2%
     2,430,215   BBA Group PLC** ............................         10,205,692
       983,289   Bombardier, Inc. - Class B .................          8,146,178
       812,151   Smiths Group PLC** .........................         10,622,420

                                                                      28,974,290

Electronic Components - Miscellaneous - 0.3%
       100,065   Koninklijke (Royal) Philips Electronics
                  N.V. ......................................          2,793,831
        34,060   Koninklijke (Royal) Philips Electronics N.V.
                   - New York Shares ........................            940,056

                                                                       3,733,887

Electronic Components - Semiconductors - 2.5%
       921,740   ARM Holdings PLC*,** .......................          2,051,339
        35,200   Rohm Company, Ltd.** .......................          5,254,036
        29,930   Samsung Electronics Company, Ltd. ..........          8,185,611
       659,189   STMicroelectronics N.V. ....................         16,438,546
        32,168   STMicroelectronics N.V. - New York Shares ..            782,647

                                                                      32,712,179

Electronic Security Devices - 1.3%
     7,131,911   Chubb PLC** ................................         17,122,320

Engineering - Research and Development - 0.2%
        76,832   Altran Technologies S.A. ...................          2,238,495

Finance - Mortgage Loan Banker - 0.6%
       537,338   Housing Development Finance
                   Corporation, Ltd. ........................          7,162,905

Food - Catering - 0.3%
       540,409   Compass Group PLC** ........................          3,247,833

Food - Diversified - 2.8%
        84,861   Groupe Danone ..............................         11,666,470
       292,000   Kikkoman Corp.** ...........................          1,839,373
        29,360   Nestle S.A. ................................          6,846,030
       461,220   Orkla A.S.A. ...............................          8,912,131
       113,094   Unilever N.V. ..............................          7,405,343

                                                                      36,669,347

Food - Retail - 2.3%
       104,293   Carrefour S.A. .............................    $     5,644,530
       656,610   Koninklijke Ahold N.V. .....................         13,812,719
     2,396,789   Safeway PLC** ..............................         10,189,168

                                                                      29,646,417

Hotels and Motels - 2.0%
       431,655   Accor S.A. .................................         17,508,686
       302,423   Fairmont Hotels and Resorts, Inc. ..........          7,754,997

                                                                      25,263,683

Human Resources - 1.2%
     1,961,945   Capita Group PLC** .........................          9,361,178
       428,929   Vedior N.V. ................................          5,930,694

                                                                      15,291,872

Instruments - Controls - 0.3%
        97,055   Mettler-Toledo International, Inc.* ........          3,578,418

Insurance Brokers - 1.2%
       664,878   Jardine Lloyd Thompson Group** .............          6,364,697
       257,245   Willis Group Holdings, Ltd.* ...............          8,465,933

                                                                      14,830,630

Investment Management and Advisory Services - 0.8%
       221,989   Amvescap PLC** .............................          1,784,216
       170,900   MLP A.G. ...................................          5,308,292
       408,051   Schroders PLC** ............................          3,652,892

                                                                      10,745,400

Machinery - Electrical - 0.4%
        95,858   Schneider Electric S.A. ....................          5,154,877

Medical - Drugs - 5.0%
       286,058   GlaxoSmithKline PLC** ......................          6,183,103
       128,919   Sanofi-Synthelabo S.A. .....................          7,843,135
       120,033   Schering A.G. ..............................          7,509,990
         3,592   Serono S.A. - Class B ......................          2,367,874
       214,000   Takeda Chemical Industries, Ltd.** .........          9,391,599
       251,400   Teva Pharmaceutical Industries, Ltd.
                  (ADR) .....................................         16,788,492
       556,000   Yamanouchi Pharmaceutical
                   Company, Ltd.** ..........................         14,426,972

                                                                      64,511,165

Medical Products - 1.1%
     2,008,346   Smith & Nephew PLC** .......................         11,125,292
         5,457   Synthes-Stratec, Inc. ......................          3,336,942

                                                                      14,462,234

Metal - Aluminum - 0.4%
       122,342   Pechiney S.A. ..............................          5,588,296

Metal Processors and Fabricators - 1.8%
     1,165,652   Assa Abloy A.B. - Class B ..................         16,425,351
       265,200   SKF A.B. - Class B .........................          6,867,939

                                                                      23,293,290

Money Center Banks - 3.2%
     1,102,810   Banco Bilbao Vizcaya Argentaria S.A. .......         12,470,913
        58,060   Deutsche Bank A.G. .........................          4,032,828
       355,198   HBOS PLC** .................................          3,815,970
     1,029,445   Standard Chartered PLC** ...................         10,981,089
       188,343   UBS A.G. ...................................          9,473,154

                                                                      40,773,954

Multi-Line Insurance - 0.5%
       286,587   Aegon N.V. .................................          5,974,985

SEE NOTES TO SCHEDULES OF INVESTMENTS.

32 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Multimedia - 0.5%
       243,437   Corus Entertainment, Inc. - Class B* .......    $     4,305,673
       439,821   Reuters Group PLC** ........................          2,320,643

                                                                       6,626,316

Oil - Field Services - 2.1%
       675,885   John Wood Group PLC*,** ....................          2,165,720
     1,395,580   Saipem S.p.A ...............................          9,978,962
       333,470   Schlumberger, Ltd. .........................         15,506,355

                                                                      27,651,037

Oil Companies - Exploration and Production - 0%
       100,000   CNOOC, Ltd.** ..............................            133,979

Oil Companies - Integrated - 8.0%
       810,588   BP PLC** ...................................          6,774,514
       812,522   EnCana Corp. ...............................         24,949,061
        36,884   EnCana Corp. - New York Shares .............          1,128,650
       445,671   Eni S.p.A ..................................          7,104,115
       964,588   Husky Energy, Inc. .........................         10,566,205
        48,975   Petroleo Brasileiro S.A. (ADR) .............            923,668
       756,172   Suncor Energy, Inc. ........................         13,225,266
       223,592   Total Fina Elf S.A. ........................         36,303,638
        19,060   Yukos (ADR) ................................          2,649,340

                                                                     103,624,457

Optical Supplies - 0.5%
        91,000   Hoya Corp.** ...............................          6,620,608

Paper and Related Products - 0.3%
       138,027   Stora Enso Oyj .............................          1,934,365
        49,283   UPM - Kymmene Oyj ..........................          1,940,111

                                                                       3,874,476

Petrochemicals - 1.7%
     4,019,578   Reliance Industries, Ltd.* .................         22,171,742

Printing - Commercial - 0.6%
       350,000   Dai Nippon Printing Company, Ltd.** ........          4,645,990
       270,000   Toppan Printing Company, Ltd.** ............          2,806,867

                                                                       7,452,857

Public Thoroughfares - 0.6%
       306,274   Autoroutes du Sud de la France S.A.*,+ .....          8,318,306

Publishing - Books - 1.3%
       990,759   Reed Elsevier N.V. .........................         13,503,277
       386,257   Reed Elsevier PLC** ........................          3,604,994

                                                                      17,108,271

Publishing - Newspapers - 1.0%
     1,314,506   Pearson PLC** ..............................         13,290,436

Publishing - Periodicals - 0.8%
       547,055   Wolters Kluwer N.V. ........................         10,384,281

Reinsurance - 1.9%
        51,875   Muenchener Rueckversicherungs
                   - Gesellschaft A.G. ......................         12,270,315
       131,532   Swiss Re ...................................         12,860,200

                                                                      25,130,515

Retail - Building Products - 0.2%
       524,865   Kingfisher PLC** ...........................          2,485,326

Retail - Consumer Electronics - 0.4%
     1,695,733   Dixons Group PLC** .........................          4,953,463

Retail - Jewelry - 0.3%
       662,100   Bulgari S.p.A ..............................    $     4,158,845

Rubber - Tires - 0.6%
       107,815   Compagnie Generale des Etablissements
                   Michelin - Class B .......................          4,368,907
       169,329   Continental A.G. ...........................          3,010,204

                                                                       7,379,111

Security Services - 1.4%
       889,669   Securitas A.B. - Class B ...................         18,296,425

Soap and Cleaning Preparations - 1.8%
     1,279,107   Reckitt Benckiser PLC** ....................         22,969,500

Telecommunication Equipment - 0.4%
       398,427   Datacraft Asia, Ltd. .......................            478,112
       293,867   Nokia Oyj ..................................          4,301,214
         9,293   Nokia Oyj (ADR) ............................            134,563

                                                                       4,913,889

Telephone - Integrated - 1.1%
       166,624   Telecom Italia S.p.A .......................          1,314,851
       368,065   Telecom Italia S.p.A. - RNC ................          1,952,050
       163,217   Telefonica S.A.* ...........................          1,370,176
       290,000   Telefonos de Mexico S.A. (ADR)** ...........          9,303,200

                                                                      13,940,277

Television - 1.4%
     4,316,000   Television Broadcasts, Ltd.** ..............         18,371,350

Tobacco - 1.5%
         2,427   Japan Tobacco, Inc.** ......................         16,280,428
       560,625   Korea Tobacco & Ginseng Corp.+ .............          3,646,025

                                                                      19,926,453

Transportation - Railroad - 0.6%
        58,243   Canadian National Railway Co. ..............          3,065,159
       100,600   Canadian National Railway Co.
                   - New York Shares ........................          5,211,080

                                                                       8,276,239
--------------------------------------------------------------------------------
Total Common Stock (cost $1,184,097,466) ....................      1,153,373,537
--------------------------------------------------------------------------------
Preferred Stock - 3.1%
Automotive - Cars and Light Trucks - 1.8%
        48,813   Porsche A.G. ...............................         23,140,291

Oil Companies - Integrated - 1.3%
     1,012,828   Petroleo Brasileiro S.A. (ADR) .............         17,623,207
--------------------------------------------------------------------------------
Total Preferred Stock (cost $38,950,126) ....................         40,763,498
--------------------------------------------------------------------------------
Repurchase Agreement - 3.0%
$   39,300,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $39,306,452 collateralized
                   by $8,098,849 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $37,111,937 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values of
                   $3,621,078 and $36,464,943 (cost
                   $39,300,000) .............................         39,300,000
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 33

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Short-Term Corporate Note - 4.6%
                 Citigroup, Inc.
$   60,000,000     1.85%, 7/1/02
                   (amortized cost $60,000,000) .............    $    60,000,000
--------------------------------------------------------------------------------
Time Deposit - 4.9%
                 State Street Bank and Trust Co.
    62,500,000     1.9375%, 7/1/02 (cost $62,500,000) .......         62,500,000
--------------------------------------------------------------------------------
Total Investments (total cost $1,384,847,592) - 104.8% ......      1,355,937,035
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
 (4.8%)......................................................       (62,680,200)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 1,293,256,835
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Australia                                         0.4%           $     4,878,138
Belgium                                           1.6%                22,046,722
Bermuda                                           1.2%                15,783,775
Brazil                                            2.3%                31,892,524
Canada                                            6.4%                86,473,985
Denmark                                           0.4%                 5,401,767
Finland                                           1.3%                18,276,303
France                                            8.3%               113,249,733
Germany                                           5.4%                72,591,679
Hong Kong                                         3.7%                50,631,035
India                                             3.4%                46,039,800
Ireland                                           0.3%                 3,541,980
Israel                                            1.2%                16,788,492
Italy                                             2.3%                31,782,427
Japan                                            10.7%               144,742,429
Mexico                                            2.8%                37,722,504
Netherlands                                       5.3%                71,422,944
Norway                                            0.7%                 8,912,131
Russia                                            0.2%                 2,649,340
Singapore                                           0%                   478,112
South Korea                                       1.5%                21,015,909
Spain                                             1.0%                13,841,089
Sweden                                            3.1%                41,589,715
Switzerland                                       6.2%                84,412,092
United Kingdom                                   16.3%               220,421,704
United States++                                  14.0%               189,350,706
--------------------------------------------------------------------------------
Total                                           100.0%           $ 1,355,937,035


++ Includes Short-Term Securities (2.0% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/10/02             7,500,000    $   11,355,564    $    (338,526)
Hong Kong Dollar
  2/21/03                        347,200,000        44,509,714           (7,965)
Japanese Yen 10/25/02          1,050,000,000         8,816,839         (599,296)
Japanese Yen 1/31/03           2,210,000,000        18,673,185         (606,304)
Mexican Peso 7/16/02              38,000,000         3,806,137           225,954
--------------------------------------------------------------------------------
Total                                           $   87,161,439    $  (1,326,137)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

34 Janus Aspen Series June 30, 2002

--------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO                       Helen Young Hayes,
                                                             portfolio manager

                                                             Laurence Chang,
                                                             portfolio manager

Janus Aspen Worldwide Growth Portfolio Institutional Shares lost 13.03%, 13.17% for its Service Shares and 13.16% for its Service II Shares during the six-month period ended June 30, 2002. This compares to a 8.82% decline to its benchmark, the Morgan Stanley Capital International World Index.(1)

Investor concerns over the uncertain global economic environment were overshadowed by the growing crisis in confidence over corporate behavior. While the focus has clearly been on U.S. firms, many of the same issues have resonated in markets outside of the U.S., and the forced departure of several high profile executives, including CEO's at France's Vivendi and at Deutsche Telekom, indicated that many of the concerns over corporate governance are not confined to the U.S. exclusively. As a result, most major equity markets worldwide declined significantly during the period.

[PHOTO]

[PHOTO]

One notable exception to the general decline in worldwide stock prices was Japan, where the broader market held its ground. That, together with a dramatic strengthening of the yen, caused U.S. dollar-based returns on the Nikkei 225 to exceed 7% during the period. Therefore, while we participated in the Japanese market's strength through a select group of holdings, our relative underweighting in Japan and overweighting of the weaker North American and European markets was a source of relative underperformance.

Currency movements had an impact on the Portfolio, as the dollar fell sharply in the second half of the period. This decline had a positive impact on the value of our foreign holdings. However, to protect the value of our foreign investments in the strong dollar environment of the last few years, we have traditionally hedged a portion of our exposure to the Euro and Yen. Although we significantly reduced or eliminated these hedges during the year, the small residual hedges muted some of these gains. In addition, because our benchmark's performance is measured in dollars rather than local currency, these hedges also hurt our relative performance.

In addition to these macroeconomic factors, several individual stock picks worked against us. Disappointments included Tyco International. Despite its low valuation, Tyco fell sharply as psychology began to drive the stock due to concerns about its accounting and the credibility of management. We began selling our Tyco position in late April after management abruptly reversed course on its plan to reorganize into four separate business units and were largely out of the stock before the end of the period. Nonetheless, our exposure to Tyco hurt our results during the period.

Also working against us were declines in a number of our pharmaceutical holdings, including Pfizer in the U.S. and Takeda Chemical in Japan. Although looming patent expirations and regulatory foot-dragging pressured virtually the entire pharmaceutical sector during the period, we remain upbeat on the long-term potential of the drug companies we own. These are powerful franchises with established research and marketing platforms that will help them capitalize on growing demand as the global population ages and new markets are accessed. In many cases, valuations are more attractive today than they have been in several years.

On a positive note, several of our consumer staples stocks supported the Portfolio's performance. One standout was U.K.-based Diageo PLC, the world's leading distiller and distributor of premium beverages. Diageo boasts a stable of powerhouse brands that include Smirnoff vodka, Tanqueray gin and Guinness beer. Its management continues to spin off underperforming businesses such as its Burger King franchises while intensifying its focus on its core spirits business. Other strong performers were consumer products companies Reckitt Benckiser and Unilever, both of which posted solid revenue gains as well as very strong margin improvement.

We took advantage of recent market volatility to add exposure to other promising franchises with cyclical upside. These included U.S.-based Interpublic Group of Companies, Inc., one of the world's leading advertising agency groups. The company's new management has worked diligently to lower costs, improve efficiency and attract new clients. These efforts helped the company weather the recent advertising slump and position it for strong bottom-line profitability once the ad market rebounds.

To fund these and other additions, we significantly reduced or eliminated our exposure to several telecommunications holdings, including U.K.-based Vodafone PLC. This decision reflects our view that the growth opportunities in wireless communications will plateau as the market matures and competition intensifies.

Although valuations in most markets appear increasingly attractive, particularly given the low interest rate environment globally, investor concerns over the extent of an earnings rebound and the quality of these earnings continue to persist and even intensify. For that reason, we have positioned the Portfolio as defensively as possible while continuing to hold positions in some companies we believe will benefit disproportionately when the inevitable upturn finally arrives.

Thank you for your continued investment.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             90.0%                 93.1%
  Foreign                                            53.6%                 53.4%
Top 10 Equities                                      16.3%                 22.6%
Number of Stocks                                       156                   142
Cash and Cash Equivalents                            10.0%                  6.9%

(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 35

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                 (22.02)%
  5 Year                                                                   4.38%
  From Inception                                                          12.99%
--------------------------------------------------------------------------------

Morgan Stanley Capital International World Index
  1 Year                                                                 (15.22)%
  5 Year                                                                   0.52%
  From Inception Date of Institutional Shares                              6.32%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                 (22.21)%
  5 Year                                                                   4.03%
  From Portfolio Inception                                                12.68%
--------------------------------------------------------------------------------

Service II Shares (Inception Date 12/31/01)
  1 Year                                                                 (22.20)%
  5 Year                                                                   4.03%
  From Portfolio Inception                                                12.68%
--------------------------------------------------------------------------------

Returns shown for Service and Service II Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service and Service II Shares.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe, and the Asia/Pacific Region. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 88.1%
Advertising Agencies - 0.5%
     1,075,760   Interpublic Group of Companies, Inc. .......    $    26,635,818

Advertising Services - 0.8%
     4,749,149   WPP Group PLC** ............................         39,727,356

Aerospace and Defense - 1.9%
       405,055   General Dynamics Corp. .....................         43,077,599
       157,840   Lockheed Martin Corp. ......................         10,969,880
        85,480   Northrop Grumman Corp. .....................         10,685,000
       690,385   Raytheon Co. ...............................         28,133,189

                                                                      92,865,668

Applications Software - 1.4%
     1,299,860   Microsoft Corp.* ...........................         71,102,342

Athletic Footwear - 0.3%
       251,770   Nike, Inc. - Class B .......................         13,507,461

Audio and Video Products - 1.5%
     1,381,700   Sony Corp.** ...............................         72,972,205

Automotive - Cars and Light Trucks - 1.7%
       456,450   BMW A.G. ...................................         18,820,960
       676,560   Hyundai Motor Company, Ltd. ................         20,331,204
     5,282,000   Nissan Motor Company, Ltd.** ...............         36,577,708
       263,400   Toyota Motor Corp.** .......................          6,988,483

                                                                      82,718,355

BEVERAGES - NON-ALCOHOLIC - 0.4%

       373,955   Coca-Cola Co. ..............................    $    20,941,480

Beverages - Wine and Spirits - 1.4%
     5,388,725   Diageo PLC** ...............................         69,515,892

Brewery - 0.3%
     1,604,000   Asahi Breweries, Ltd.** ....................         13,422,867

Broadcast Services and Programming - 2.5%
     1,585,771   Clear Channel Communications, Inc.* ........         50,776,387
     1,769,245   Grupo Televisa S.A. (ADR)*,** ..............         66,134,378
     1,122,440   Liberty Media Corp. - Class A* .............         10,663,180

                                                                     127,573,945

Cellular Telecommunications - 2.1%
    22,144,740   China Mobile, Ltd.*,** .....................         65,584,938
        16,284   NTT DoCoMo, Inc.** .........................         40,079,575

                                                                     105,664,513

Chemicals - Diversified - 2.3%
       435,801   Akzo Nobel N.V. ............................         18,976,687
       603,867   BASF A.G. ..................................         28,078,236
       623,331   Bayer A.G. .................................         19,761,315
     3,147,096   BOC Group PLC** ............................         48,693,996

                                                                     115,510,234

Chemicals - Specialty - 0.3%
        32,039   Givaudan S.A. ..............................         12,917,649

SEE NOTES TO SCHEDULES OF INVESTMENTS.

36 Janus Aspen Series June 30, 2002

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Commercial Banks - 1.4%
       372,455   Banco Popular Espanol S.A. .................    $    16,468,460
     1,180,029   Danske Bank A/S ............................         21,728,393
       395,330   Kookmin Bank ...............................         19,192,039
       102,875   Kookmin Bank (ADR) .........................          5,056,306
     1,092,725   Westpac Banking Corporation, Ltd. ..........          9,962,079

                                                                      72,407,277
Computer Services - 1.0%
       373,480   BISYS Group, Inc.* .........................         12,436,884
       959,180   Electronic Data Systems Corp. ..............         35,633,537

                                                                      48,070,421

Consulting Services - 0.5%
     1,232,625   Accenture, Ltd. - Class A
                   - New York Shares* .......................         23,419,875

Cosmetics and Toiletries - 1.9%
       312,090   Colgate-Palmolive Co. ......................         15,620,105
     1,213,705   Estee Lauder Companies, Inc. - Class A .....         42,722,416
     1,532,000   Kao Corp.** ................................         35,278,316

                                                                      93,620,837

Data Processing and Management - 2.1%
       461,410   Automatic Data Processing, Inc. ............         20,094,405
     1,495,285   First Data Corp. ...........................         55,624,602
       767,885   Fiserv, Inc.* ..............................         28,189,058

                                                                     103,908,065

Diversified Financial Services - 2.7%
     3,505,139   Citigroup, Inc. ............................        135,824,136

Diversified Minerals - 0.5%
       820,494   Anglo American PLC** .......................         13,552,010
       466,330   Companhia Vale do Rio Doce (ADR)* ..........         12,903,351

                                                                      26,455,361

Diversified Operations - 1.6%
       405,980   ARAMARK Corp. - Class B* ...................         10,149,500
     1,549,495   Cendant Corp.* .............................         24,605,981
     1,126,325   Honeywell International, Inc. ..............         39,680,430
       522,545   Tyco International, Ltd. ...................          7,059,583

                                                                      81,495,494

Electronic Components - Miscellaneous - 0.2%
       328,021   Koninklijke (Royal) Philips Electronics
                  N.V. ......................................          9,158,398
       111,645   Koninklijke (Royal) Philips Electronics N.V.
                   - New York Shares ........................          3,081,402

                                                                      12,239,800

Electronic Components - Semiconductors - 2.6%
        69,700   Rohm Company, Ltd.** .......................         10,403,587
       172,620   Samsung Electronics Company, Ltd. ..........         47,210,163
     2,160,055   STMicroelectronics N.V. ....................         53,866,439
       766,310   STMicroelectronics N.V. - New York Shares ..         18,644,322

                                                                     130,124,511

Entertainment Software - 0.3%
       248,065   Electronic Arts, Inc.* .....................         16,384,693

Fiduciary Banks - 2.2%
     1,588,580   Bank of New York Company, Inc. .............         53,614,575
       519,595   Mellon Financial Corp. .....................         16,330,871
       482,255   Northern Trust Corp. .......................         21,248,155
       435,655   State Street Corp. .........................         19,473,779

                                                                     110,667,380

Finance - Consumer Loans - 0.7%
       214,380   Household International, Inc. ..............    $    10,654,686
       226,070   SLM Corp. ..................................         21,906,183

                                                                      32,560,869

Finance - Investment Bankers/Brokers - 0.5%
       361,080   Goldman Sachs Group, Inc. ..................         26,485,218

Finance - Mortgage Loan Banker - 1.1%
       775,515   Fannie Mae .................................         57,194,231

Food - Catering - 0.5%
     3,815,916   Compass Group PLC** ........................         22,933,477

Food - Diversified - 2.1%
       223,390   Groupe Danone ..............................         30,711,076
       142,463   Nestle S.A. ................................         33,218,870
       610,573   Unilever N.V. ..............................         39,980,038

                                                                     103,909,984

Food - Retail - 1.9%
       415,238   Carrefour S.A. .............................         22,473,449
     2,519,564   Koninklijke Ahold N.V. .....................         53,002,588
     4,655,102   Safeway PLC** ..............................         19,789,651

                                                                      95,265,688

Food - Wholesale/Distribution - 0.3%
       494,110   Sysco Corp. ................................         13,449,674

Health Care Cost Containment - 0.7%
     1,112,260   McKesson Corp. .............................         36,370,902

Human Resources - 0.2%
     2,030,760   Capita Group PLC** .........................          9,689,520

Industrial Gases - 0.1%
       106,595   Praxair, Inc. ..............................          6,072,717

Insurance Brokers - 1.3%
       587,090   Marsh & McLennan Companies, Inc. ...........         56,712,894
       326,610   Willis Group Holdings, Ltd.*,** ............         10,748,735

                                                                      67,461,629

Internet Content - Information/News - 0.2%
       269,813   Thomson Corp. ..............................          8,508,328

Life and Health Insurance - 0.9%
       449,675   CIGNA Corp. ................................         43,807,339

Machinery - Electrical - 0.6%
       580,392   Schneider Electric S.A. ....................         31,211,265

Medical - Biomedical and Genetic - 0.2%
       356,780   Genentech, Inc.* ...........................         11,952,130

Medical - Drugs - 7.7%
       996,525   Abbott Laboratories ........................         37,519,166
     2,159,913   GlaxoSmithKline PLC** ......................         46,686,212
     2,474,120   Pfizer, Inc. ...............................         86,594,200
       432,587   Sanofi-Synthelabo S.A. .....................         26,317,598
        15,510   Serono S.A. - Class B ......................         10,224,312
     1,578,000   Takeda Chemical Industries, Ltd.** .........         69,252,068
       868,275   Teva Pharmaceutical Industries, Ltd.
                  (ADR) .....................................         57,983,404
       203,390   Wyeth ......................................         10,413,568
     1,641,000   Yamanouchi Pharmaceutical
                   Company, Ltd.** ..........................         42,580,325

                                                                     387,570,853

Medical - HMO - 0.6%
       316,280   UnitedHealth Group, Inc. ...................         28,955,434

Medical - Wholesale Drug Distributors - 0.4%
       354,000   Cardinal Health, Inc. ......................         21,739,140

SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 37

--------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Medical Instruments - 1.0%
     1,183,634   Medtronic, Inc. ............................    $    50,718,717

Medical Products - 0.5%
       243,580   Baxter International, Inc. .................         10,827,131
       280,756   Johnson & Johnson ..........................         14,672,309

                                                                      25,499,440
Metal Processors and Fabricators - 1.1%
     3,816,358   Assa Abloy A.B. - Class B ..................         53,776,788

Money Center Banks - 5.1%
     4,148,821   Banco Bilbao Vizcaya Argentaria S.A. .......         46,916,138
     1,157,581   Barclays PLC** .............................          9,742,466
     1,006,950   Credit Suisse Group ........................         31,971,500
       232,503   Deutsche Bank A.G. .........................         16,149,581
     1,823,045   HBOS PLC** .................................         19,585,373
       771,530   Royal Bank of Scotland Group PLC** .........         21,874,690
       501,483   Societe Generale ...........................         33,034,986
     2,724,015   Standard Chartered PLC** ...................         29,057,066
       935,396   UBS A.G. ...................................         47,047,939

                                                                     255,379,739

Mortgage Banks - 0.3%
     1,118,551   Abbey National PLC** .......................         13,155,008

Multi-Line Insurance - 0.6%
       882,190   Allstate Corp. .............................         32,623,386

Multimedia - 2.7%
     1,534,442   AOL Time Warner, Inc.* .....................         22,571,642
       737,935   McGraw-Hill Companies, Inc. ................         44,054,719
     1,760,738   Reuters Group PLC** ........................          9,290,243
       911,161   Viacom, Inc. - Class B* ....................         40,428,214
     1,052,875   Walt Disney Co. ............................         19,899,337

                                                                     136,244,155

Non-Hazardous Waste Disposal - 0.3%
       643,510   Waste Management, Inc. .....................         16,763,435

Oil - Field Services - 0.4%
       392,805   Schlumberger, Ltd. .........................         18,265,432

Oil Companies - Exploration and Production - 0.8%
       645,785   Anadarko Petroleum Corp. ...................         31,837,200
     5,014,000   CNOOC, Ltd.** ..............................          6,717,724

                                                                      38,554,924

Oil Companies - Integrated - 6.5%
     7,471,392   BP PLC** ...................................         62,442,391
     1,776,062   EnCana Corp. ...............................         54,535,236
        81,799   EnCana Corp. - New York Shares .............          2,503,049
     2,707,575   Eni S.p.A ..................................         43,159,470
   151,332,000   PetroChina Company, Ltd.** .................         32,207,751
       896,433   Petroleo Brasileiro S.A. (ADR) .............         16,906,726
       644,336   Total Fina Elf S.A. ........................        104,617,969
        57,775   Yukos (ADR) ................................          8,030,725

                                                                     324,403,317

Optical Supplies - 0.4%
       278,700   Hoya Corp.** ...............................         20,276,522

Paper and Related Products - 0.7%
     1,452,415   Stora Enso Oyj .............................         20,354,723
       435,606   UPM - Kymmene Oyj ..........................         17,148,385

                                                                      37,503,108

Petrochemicals - 0.5%
     4,210,211   Reliance Industries, Ltd.* .................    $    23,223,262

Printing - Commercial - 0.3%
     1,242,000   Dai Nippon Printing Company, Ltd.** ........         16,486,626

Publishing - Books - 0.6%
     1,197,860   Reed Elsevier N.V. .........................         16,325,903
     1,671,446   Reed Elsevier PLC** ........................         15,599,852

                                                                      31,925,755

Publishing - Newspapers - 0.7%
       180,155   New York Times Co. - Class A ...............          9,277,983
     2,783,886   Pearson PLC** ..............................         28,146,740

                                                                      37,424,723

Publishing - Periodicals - 0.7%
     1,884,258   Wolters Kluwer N.V. ........................         35,767,273

Reinsurance - 2.1%
       159,433   Muenchener Rueckversicherungs
                   - Gesellschaft A.G. ......................         37,711,674
       686,090   Swiss Re ...................................         67,080,667

                                                                     104,792,341

Retail - Building Products - 0.9%
     1,066,160   Home Depot, Inc. ...........................         39,160,057
     1,364,972   Kingfisher PLC** ...........................          6,463,377

                                                                      45,623,434

Retail - Consumer Electronics - 0.3%
     5,092,938   Dixons Group PLC** .........................         14,877,153

Retail - Discount - 0.4%
       484,080   Costco Wholesale Corp.* ....................         18,695,170

Retail - Diversified - 0.2%
       226,000   Ito-Yokado Company, Ltd.** .................         11,313,571

Retail - Drug Store - 0.2%
       317,030   Walgreen Co. ...............................         12,246,869

Retail - Major Department Stores - 0.2%
        77,963   Pinault-Printemps-Redoute S.A. .............          9,247,485

Retail - Restaurants - 0.2%
       364,430   McDonald's Corp. ...........................         10,368,034

Savings/Loan/Thrifts - 0.2%
       272,385   Washington Mutual, Inc. ....................         10,108,207

Security Services - 1.2%
     2,886,968   Securitas A.B. - Class B ...................         59,371,737

Soap and Cleaning Preparations - 0.4%
     1,107,350   Reckitt Benckiser PLC** ....................         19,885,182

Telecommunication Equipment - 0.2%
       739,091   Nokia Oyj ..................................         10,817,781

Telephone - Integrated - 1.7%
     5,047,427   BT Group PLC** .............................         19,322,322
     1,891,547   Telecom Italia S.p.A .......................         14,926,431
     3,383,549   Telecom Italia S.p.A. - RNC ................         17,944,809
     1,050,075   Telefonos de Mexico S.A. (ADR)** ...........         33,686,406

                                                                      85,879,968

Tobacco - 1.5%
         1,146   Japan Tobacco, Inc.** ......................          7,687,421
     1,558,145   Philip Morris Companies, Inc. ..............         68,059,774

                                                                      75,747,195

SEE NOTES TO SCHEDULES OF INVESTMENTS.

38 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Transportation - Services - 0.3%
       280,410   United Parcel Service, Inc. - Class B ......    $    17,315,318

Travel Services - 0.5%
     1,123,045   USA Interactive* ...........................         26,335,405
--------------------------------------------------------------------------------
Total Common Stock (cost $4,430,165,970) ....................      4,425,448,493
--------------------------------------------------------------------------------
Preferred Stock - 1.9%
Automotive - Cars and Light Trucks - 0.8%
        81,662   Porsche A.G. ...............................         38,712,688

Oil Companies - Integrated - 1.1%
     3,248,602   Petroleo Brasileiro S.A. (ADR) .............         56,525,675
--------------------------------------------------------------------------------
Total Preferred Stock (cost $101,685,554) ...................         95,238,363
--------------------------------------------------------------------------------
Repurchase Agreements - 3.4%
$   71,200,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $71,211,689 collateralized
                   by $14,672,724 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $67,235,875 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values of
                   $6,560,325 and $66,063,714 ...............         71,200,000
   100,000,000   Deutsche Banc Alex. Brown, Inc., 1.96%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $100,016,333 collateralized
                   by $53,443,882 in Asset Backed Securities
                   0%-8.29%, 4/15/03-4/25/32 Aaa; $13,954,352
                   in Certificates of Deposit, 1.89%,
                   12/27/02, P-1 $701,118,084 in
                   Collateralized Mortgage Obligations,
                   0.427%-7.6752% 6/7/09-9/15/41, Aaa;
                   $13,625,575 in Commercial Paper,
                   1.77%-5.00% 7/8/02-3/1/07, P-1;
                   $7,941,812 in Corporate Bonds,
                   1.965%-8.875% 8/23/02-3/15/32, Aaa;
                   $1,787,718 in U.S. Government
                   Obligations 5.75%-6.25%, 1/15/12-3/5/12
                   Aaa-Aa2; with respective values of
                   $37,073,549, $13,954,352, $26,998,316
                   $13,609,723, $8,492,358 and $1,871,702....        100,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $171,200,000) .............        171,200,000
--------------------------------------------------------------------------------
Time Deposit - 2.3%
                 State Street Bank and Trust Co.
   117,500,000     1.9375%, 7/1/02 (cost $117,500,000) ......        117,500,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 5.5%
                 Federal Farm Credit Bank
$   50,000,000     1.76%, 11/20/02 ..........................    $    49,687,500
                 Federal Home Loan Bank System:
    25,000,000     1.71%, 7/8/02 ............................         24,991,688
    25,000,000     1.63%, 7/11/02 ...........................         24,988,681
    25,000,000     1.70%, 8/2/02 ............................         24,962,222
    50,000,000     1.71%, 9/3/02 ............................         49,875,000
    30,000,000     1.80%, 10/15/02 ..........................         29,850,000
    45,000,000     1.77%, 10/30/02 ..........................         44,718,750
                 Freddie Mac
    25,000,000     1.75%, 7/18/02 ...........................         24,979,340
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $273,996,107) ..........        274,053,181
--------------------------------------------------------------------------------
Total Investments (total cost $5,094,547,631) - 101.2% ......      5,083,440,037
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (1.2%)     (62,553,061)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $ 5,020,886,976
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Australia                                         0.2%           $     9,962,079
Bermuda                                           0.6%                30,479,458
Brazil                                            1.7%                86,335,752
Canada                                            1.3%                65,546,613
Denmark                                           0.4%                21,728,393
Finland                                           1.0%                48,320,889
France                                            5.1%               257,613,828
Germany                                           3.1%               159,234,454
Hong Kong                                         2.1%               104,510,413
India                                             0.5%                23,223,262
Israel                                            1.1%                57,983,404
Italy                                             1.5%                76,030,710
Japan                                             7.5%               383,319,274
Mexico                                            2.0%                99,820,784
Netherlands                                       3.5%               176,292,289
Russia                                            0.2%                 8,030,725
South Korea                                       1.8%                91,789,712
Spain                                             1.2%                63,384,598
Sweden                                            2.2%               113,148,525
Switzerland                                       5.4%               274,971,698
United Kingdom                                   10.6%               540,029,977
United States++                                  47.0%             2,391,683,200
--------------------------------------------------------------------------------
Total                                           100.0%           $ 5,083,440,037


++ Includes Short-Term Securities (36.0% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/10/02            18,500,000    $   28,010,393    $    (871,751)
Hong Kong Dollar
  2/21/03                        694,300,000        89,006,608          (21,270)
Japanese Yen 10/10/02            525,000,000         4,404,551         (294,641)
Japanese Yen 10/25/02          5,640,000,000        47,359,019       (3,187,957)
Japanese Yen 1/31/03           2,700,000,000        22,813,394         (740,299)
Mexican Peso 7/16/02             137,600,000        13,782,222           727,256
--------------------------------------------------------------------------------
Total                                           $  205,376,187    $  (4,388,662)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 39

JANUS ASPEN GLOBAL LIFE SCIENCES PORTFOLIO THOMAS MALLEY,
                                portfolio manager

For the six-month period ended June 30, 2002, Janus Aspen Global Life Sciences Portfolio declined 18.92% for its Institutional Shares and 18.97% for its Service Shares. This compares to a loss of 13.15% for the S&P 500 Index, the Portfolio's benchmark.(1)

Equity markets struggled during the period despite positive news on the economy. While consumer spending showed resilience and production continued to rebound, profits remained under pressure and a number of companies missed their earnings targets. Concerns over corporate performance were aggravated by the widening accounting scandal, with telecommunications giant WorldCom revealing that it misstated revenues by nearly $4 billion. Adding to the climate of uncertainty were warnings of potential terrorist attacks, ongoing unrest in the Middle East and heightened tensions between India and Pakistan.

[PHOTO]

Against this backdrop, investors shunned growth-oriented shares as they sought stability in Treasury bonds and more defensive areas of the stock market. Within the healthcare industry, this rotation favored health services providers recognized for their earnings stability. Biotechnology and pharmaceutical shares did not fair as well, however. Drug makers, in particular, were hindered by worries that increased competition and a slowdown in product development might curtail long-term earnings potential. Concerns over generic competition have heated up recently as patents on some blockbuster drugs near expiration. In fact, U.S. courts are overturning some patents ahead of schedule. This has opened the door even wider for lower-cost generic producers.

The loss of patent protection is especially worrisome because companies are finding it more difficult to launch new products. With its top post vacant for more than a year, the U.S. Food and Drug Administration has adopted a more risk-averse approach - withholding approval of a number of highly anticipated treatments and tightening scrutiny of drug manufacturing, which has caused production delays and hurt some companies' near-term profitability. While we avoided the period's high-profile earnings disappointments, industry woes cast a shadow over a number of our holdings, hindering the Portfolio's performance.

Detracting from our results were declines in a number of our pharmaceutical positions, notably Sanofi-Synthelabo, King Pharmaceuticals and Wyeth. Sanofi lost ground on concerns that its drug Plavix, used to prevent blood clots, will face a generic threat sooner than expected. Fast-growing King Pharmaceuticals was hurt by a prospective generic threat to two of its products, hypertension treatment Altace and thyroid medication Levoxyl. Nonetheless, sales of Altace and Levoxyl remain strong, and have yet to face any specific generic challenge. Meanwhile, Wyeth, formerly known as American Home Products, announced that manufacturing delays might dampen its near-term earnings outlook. While we remain positive on the firm's growth prospects, we will continue to monitor its progress in this challenging environment.

Another disappointment during the period was CYTYC Corp., a leading manufacturer of Pap smear tests for cervical cancer. CYTYC's shares plunged after management reduced profit estimates to reflect an inventory overhang. Additionally, U.S. regulators blocked the company's planned merger with Digene Corp., a partnership CYTYC needed to hold its position against generic challengers. Given these developments, we liquidated our position in the stock.

Offsetting these declines was strong performance by a number of our other holdings, including generic drug makers benefiting from an improved market outlook. Teva Pharmaceutical received a boost when a U.S. court overthrew the patents protecting GlaxoSmithKline's antibiotic Augmentin from generic competition. Teva's rival formulation awaits FDA approval.

Our results also benefited from our sizable weighting in healthcare services stocks. Hospital management companies such as Tenet Healthcare and HCA, Inc. continue to grow their revenues as they capitalize on increased demand for higher margin orthopedic and cardiac procedures by aging baby boomers.

As we look ahead to the second half of the year, we will redouble our focus on leading healthcare services companies and the more promising manufacturers of pharmaceuticals and medical devices. At the same time, we will maintain conservative exposure to the more volatile areas of the market, including biotechnology. This strategy reflects our concerns over near-term economic and earnings uncertainty.

Nonetheless, our view on the long-term opportunities in the life sciences arena has not changed. As an aging population demands more treatments, and science provides more breakthroughs to meet this need, we believe the healthcare market will offer expanding growth opportunities. Consequently, once we see signs that investors are again taking the long view, we will look for opportunities to rebuild our biotechnology and pharmaceutical positions, taking advantage of market volatility. Our focus will remain on well-managed, financially sound companies that have proven their ability to successfully develop and market products, grow their cash flow and create value for shareholders.

Thank you for your continued investment in Janus Aspen Global Life Sciences Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             97.3%                 95.7%
  Foreign                                            20.8%                 22.6%
Top 10 Equities                                      41.9%                 33.4%
Number of Stocks                                        44                    56
Cash and Cash Equivalents                             2.7%                  4.3%


(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

40 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 1/18/00)
  1 Year                                                                (19.54)%
  From Inception                                                        (17.08)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (17.98)%
  From Portfolio Inception                                              (13.44)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 1/18/00)
  1 Year                                                                (19.80)%
  From Inception                                                        (17.30)%
--------------------------------------------------------------------------------


This Portfolio concentrates in certain industry groups, which may react similarly to market developments (resulting in greater price volatility), and may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Common Stock - 97.3%
Chemicals - Specialty - 1.0%
        26,970   Symyx Technologies, Inc.* ..................    $       375,422

Health Care Cost Containment - 2.1%
        23,620   McKesson Corp. .............................            772,374

Medical - Biomedical and Genetic - 1.2%
        12,980   IDEC Pharmaceuticals Corp.* ................            460,141

Medical - Drugs - 36.6%
        11,155   Abbott Laboratories ........................            419,986
        10,674   Altana A.G.** ..............................            537,637
         5,115   Cephalon, Inc.* ............................            231,198
        35,000   Daiichi Pharmaceutical Company, Ltd.** .....            639,517
        17,845   Forest Laboratories, Inc.* .................          1,263,426
        41,655   King Pharmaceuticals, Inc.* ................            926,824
        19,285   OSI Pharmaceuticals, Inc.* .................            463,226
        13,395   Pfizer, Inc. ...............................            468,825
        20,230   Pharmacia Corp. ............................            757,613
        33,955   Priority Healthcare Corp. - Class B* .......            797,942
        10,089   Sanofi-Synthelabo S.A.** ...................            613,792
        24,665   Schering-Plough Corp. ......................            606,759
        36,370   Sepracor, Inc.* ............................            347,333
           624   Serono S.A. - Class B** ....................            411,346
        23,885   Shire Pharmaceuticals Group PLC (ADR)*,** ..            616,472
       493,663   SkyePharma PLC*,** .........................            487,244
        30,435   Teva Pharmaceutical Industries, Ltd.
                  (ADR) .....................................          2,032,449
        25,120   Wyeth ......................................          1,286,144
        34,200   Yamanouchi Pharmaceutical Company, Ltd.** ..            887,414

                                                                      13,795,147

Medical - Generic Drugs - 2.7%
        37,225   Pharmaceutical Resources, Inc.* ............    $     1,034,111

Medical - HMO - 15.1%
        12,660   Anthem, Inc.* ..............................            854,297
        41,390   Oxford Health Plans, Inc.* .................          1,922,979
        15,730   UnitedHealth Group, Inc. ...................          1,440,082
        18,700   Wellpoint Health Networks, Inc.* ...........          1,455,047

                                                                       5,672,405

Medical - Hospitals - 11.7%
        29,135   HCA, Inc. ..................................          1,383,912
        57,410   Health Management Associates, Inc.
                   - Class A* ...............................          1,156,811
        26,045   Tenet Healthcare Corp.* ....................          1,863,520

                                                                       4,404,243

Medical - Wholesale Drug Distributors - 1.8%
         9,055   AmerisourceBergen Corp. ....................            688,180

Medical Instruments - 5.5%
        21,505   Guidant Corp.* .............................            650,096
        19,615   Medtronic, Inc. ............................            840,503
         7,705   St. Jude Medical, Inc.* ....................            569,014

                                                                       2,059,613

Medical Labs and Testing Services - 6.6%
        42,830   Laboratory Corporation of
                   America Holdings* ........................          1,955,189
         6,235   Quest Diagnostics, Inc.* ...................            536,522

                                                                       2,491,711


SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 41

--------------------------------------------------------------------------------
JANUS ASPEN GLOBAL LIFE SCIENCES PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Medical Products - 8.1%
        12,575   Baxter International, Inc. .................    $       558,959
        13,845   Becton, Dickinson and Co. ..................            476,960
        30,867   Biomet, Inc. ...............................            837,113
        10,970   Cerus Corp.* ...............................            371,664
       145,600   Smith & Nephew PLC** .......................            806,556

                                                                       3,051,252

Optical Supplies - 2.1%
        22,850   Alcon, Inc.*,** ............................            782,613

Physical Therapy and Rehabilitation Centers - 1.2%
        34,020   HEALTHSOUTH Corp.* .........................            435,116

Retail - Drug Store - 1.6%
        16,050   Walgreen Co. ...............................            620,012
--------------------------------------------------------------------------------
Total Common Stock (cost $36,687,734) .......................         36,642,340
--------------------------------------------------------------------------------
Repurchase Agreement - 3.2%
$    1,200,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $1,200,197 collateralized
                   by $247,293 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $1,133,189 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values
                   of $110,567 and $1,113,433 (cost
                   $1,200,000) ..............................          1,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $37,887,734) - 100.5% .........         37,842,340
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
 (0.5%) .....................................................          (190,350)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $    37,651,990
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
France                                            1.6%           $       613,792
Germany                                           1.4%                   537,637
Israel                                            5.4%                 2,032,449
Japan                                             4.0%                 1,526,931
Switzerland                                       3.2%                 1,193,959
United Kingdom                                    5.1%                 1,910,272
United States++                                  79.3%                30,027,300
--------------------------------------------------------------------------------
Total                                           100.0%           $    37,842,340


++ Includes Short-Term Securities (76.2% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/25/02               280,000    $      423,519    $     (22,532)
British Pound 11/7/02                 70,000           105,789           (5,297)
Euro 11/7/02                         370,000           363,188          (31,483)
Euro 1/31/03                          80,000            78,261           (2,437)
Japanese Yen 11/7/02              46,000,000           386,556          (24,778)
Japanese Yen 1/31/03              35,000,000           295,729           (9,571)
Swiss Franc 10/25/02                 215,000           144,814          (14,059)
--------------------------------------------------------------------------------
Total                                           $    1,797,856    $    (110,157)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

42 Janus Aspen Series June 30, 2002

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO Mike Lu, portfolio manager

For the six-month period ended June 30, 2002, Janus Aspen Global Technology Portfolio declined 29.49% for its Institutional Shares, 29.66% for its Services Shares and 29.54% for its Service II Shares. This compares to a loss of 13.15% for the S&P 500 Index, the Portfolio's benchmark.(1)

Economic news in the U.S. and abroad was mixed during the period. Predominantly dismal corporate earnings reports contrasted with a surprise 5.6% jump in first-quarter GDP and renewed activity in manufacturing and industrial segments. Though federal funds rates are still at a 40-year low of 1.75%, business managements have not gained enough confidence to ease out of their current cost containment modes and resume corporate investment.

[PHOTO]

Market volatility also increased dramatically, particularly in the United States as investors grew increasingly wary of corporate governance and accounting practices. While this affected nearly every segment of the marketplace, the technology sector suffered a sizeable loss.

Among our detractors was NVIDIA. The graphics chip maker's stock suffered along with the rest of the semiconductor industry and on news that the SEC was investigating some of its accounting practices. As a result of the inquiry, NVIDIA said it would restate its results for the past three years and in fact noted that net income for that period should increase by more than $1 million. Also troubling investors was the firm's perceived dependence on its partnership with Microsoft's Xbox. While the Xbox contract is certainly a testament of NVIDIA's technical prowess, what's more important is its continued ability to gain share in its core PC market segments. To that end, it has won some highly sought after contracts, including those with Hewlett-Packard, and Toshiba. Additionally, through our checks with various parts of NVIDIA's supply chain, we've learned that fundamental demand levels remained strong for the company's chipsets in spite of a weak near-term outlook in the overall PC market. Thus, we continue to be optimistic about the company's growth prospects in the years ahead.

Microsoft also had some strong headwinds working against it, including softer-than-expected sales of its gaming console Xbox and lowered expectations for the PC market. To help boost sales and remain competitive in the roughly $30 billion global game market, Microsoft cut prices of its gaming console Xbox. Since then, sales have picked up, some by as much as 40% in parts of Europe. Meanwhile, Microsoft's subscription-based revenue stream continues to benefit from improving mix shifts as higher-priced Windows XP Professional becomes a more significant portion of the overall sales. The increasingly subscription-based revenue stream is one reason why Microsoft's financial performance is becoming more de-coupled with overall PC market growth. While our numerous demand-driven checks into the enterprise IT space indicated an overall lackluster spending pattern for 2002, the portion dedicated to Microsoft appears to be stable.

On the positive side, Samsung SDI, the screen display division of Samsung, gained substantial ground during the period. The Korean-based manufacturer of display screens - both large cathode ray tubes and super-twist LCD screens - have benefited from global demand growth in TVs, PC monitors and mobile devices. Samsung SDI is leading the innovation curve in low-cost, low-power, high-density color LCD screens for data-centric mobile phones and PDAs. We remain impressed with the company's focus, its ability to execute and its continued innovation.

Our decision-making process continues to be underpinned by the demand-driven research that we conduct with the ultimate end users of technology products and services - the IT decision makers in a variety of enterprises and service providers. Based on such feedback, our outlook remains one of cautious optimism. The overall corporate IT spending intentions remain relatively flat in 2002 as corporations from all segments of the economy continue their focus on cost rationalization and containment. Thus, we maintain our emphasis on companies with stable revenue streams as well as those with secular drivers of demand that enable near- to medium-term earnings visibility.

The technology sector continues to face a difficult demand environment in the short term. However, technological innovations remain the engine that we believe will drive worldwide economic growth in the long term. We will intensify our search for the best-positioned, most innovative companies providing products and services that will best address existing and emerging demands.

Thank you for your continued investment in Janus Aspen Global Technology Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             88.9%                 80.3%
  Foreign                                            28.2%                 24.2%
Top 10 Equities                                      32.9%                 31.2%
Number of Stocks                                        78                    72
Cash, Cash Equivalents
  and Fixed Income Securities                        11.1%                 19.7%


(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 43

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 1/18/00)
  1 Year                                                                (40.30)%
  From Inception                                                        (39.44)%
--------------------------------------------------------------------------------

S&P 500 Index
  1 Year                                                                (17.98)%
  From Portfolio Inception                                              (13.44)%
--------------------------------------------------------------------------------

Service Shares (Inception Date 1/18/00)
  1 Year                                                                (40.46)%
  From Inception                                                        (39.63)%
--------------------------------------------------------------------------------

Service II Shares (Inception Date 12/31/01)
  1 Year                                                                (40.36)%
  From Inception                                                        (39.63)%
--------------------------------------------------------------------------------


Returns shown for Service II Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service II Shares.

This Portfolio may at times have significant exposure to certain industry groups, which may react similarly to market developments (resulting in greater price volatility). The Portfolio also may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 87.5%
Aerospace and Defense - 1.3%
       115,455   Embraer-Empresa Brasileira de
                   Aeronautica S.A. (ADR) ...................    $     2,470,737

Applications Software - 10.9%
        15,211   Infosys Technologies, Ltd.* ................          1,022,682
       172,350   Intuit, Inc.* ..............................          8,569,242
        18,085   Mercury Interactive Corp.* .................            415,232
       193,285   Microsoft Corp.* ...........................         10,572,689
         8,780   Red Hat, Inc.* .............................             51,539

                                                                      20,631,384

Automotive - Cars and Light Trucks - 2.5%
        31,900   Hyundai Motor Company, Ltd.** ..............            958,622
       548,000   Nissan Motor Company, Ltd.** ...............          3,794,885

                                                                       4,753,507

Cellular Telecommunications - 1.7%
       155,340   China Mobile, Ltd. (ADR)*,** ...............          2,271,071
           362   NTT DoCoMo, Inc.** .........................            890,985

                                                                       3,162,056

Computer Aided Design - 0.8%
       120,310   Autodesk, Inc. .............................          1,594,108

Computer Services - 1.9%
        44,025   Electronic Data Systems Corp. ..............          1,635,529
       111,514   Logica PLC** ...............................            344,525
       458,294   Misys PLC** ................................          1,690,580

                                                                       3,670,634

Computers - 4.0%
       503,000   Compal Electronics, Inc. ...................    $       483,293
       158,550   Dell Computer Corp.* .......................          4,144,497
        24,100   IBM Corp. ..................................          1,735,200
       278,000   Legend Group, Ltd.** .......................            101,581
       174,000   Quanta Computer, Inc. ......................            489,570
       126,310   Sun Microsystems, Inc.* ....................            632,813

                                                                       7,586,954

Computers - Integrated Systems - 0.7%
        79,325   Brocade Communications Systems, Inc.* ......          1,386,601

Computers - Memory Devices - 1.8%
       168,222   VERITAS Software Corp.* ....................          3,329,113

Computers - Peripheral Equipment - 1.7%
       762,000   Hon Hai Precision Industry Company, Ltd. ...          3,113,332

Consulting Services - 1.5%
       150,580   Accenture, Ltd. - Class A
                   - New York Shares* .......................          2,861,020

Data Processing and Management - 0.7%
         8,800   Automatic Data Processing, Inc. ............            383,240
        23,275   First Data Corp. ...........................            865,830

                                                                       1,249,070

Distribution and Wholesale - 2.6%
       149,570   Ingram Micro, Inc. - Class A* ..............          2,056,588
        75,055   Tech Data Corp.* ...........................          2,840,832

                                                                       4,897,420


SEE NOTES TO SCHEDULES OF INVESTMENTS.

44 Janus Aspen Series June 30, 2002

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
E-Commerce/Products - 1.9%
       218,820   Amazon.com, Inc.* ..........................    $     3,555,825

E-Commerce/Services - 1.8%
        54,040   eBay, Inc.* ................................          3,329,945

Electronic Components - Miscellaneous - 2.3%
        69,225   Celestica, Inc. - New York Shares* .........          1,572,100
        35,260   Samsung SDI Company, Ltd.** ................          2,731,786

                                                                       4,303,886

Electronic Components - Semiconductors - 11.9%
     1,483,004   ARM Holdings PLC*,** .......................          3,300,436
        66,540   Broadcom Corp. - Class A* ..................          1,167,112
        43,410   Intel Corp. ................................            793,101
       141,870   LSI Logic Corp.* ...........................          1,241,363
       280,130   Microtune, Inc.* ...........................          2,495,958
       140,190   NVIDIA Corp.* ..............................          2,408,464
        10,250   Samsung Electronics Company, Ltd.** ........          2,803,291
        55,571   STMicroelectronics N.V. ....................          1,385,804
        93,533   STMicroelectronics N.V. - New York Shares ..          2,275,658
       109,030   Texas Instruments, Inc. ....................          2,584,011
        85,905   Xilinx, Inc.* ..............................          1,926,849

                                                                      22,382,047

Electronic Design Automation - 4.9%
       304,440   Cadence Design Systems, Inc.* ..............          4,907,573
        79,580   Synopsys, Inc.* ............................          4,361,780

                                                                       9,269,353

Enterprise Software and Services - 1.9%
        99,030   Micromuse, Inc.* ...........................            440,683
       102,905   PeopleSoft, Inc.* ..........................          1,531,226
        66,945   SAP A.G. (ADR)* ............................          1,626,094

                                                                       3,598,003

Entertainment Software - 4.7%
       134,070   Electronic Arts, Inc.* .....................          8,855,324

Human Resources - 0.3%
        26,375   Hewitt Associates, Inc. - Class A* .........            614,538

Internet Brokers - 0.4%
       146,500   E*TRADE Group, Inc.* .......................            799,890

Investment Companies - 1.2%
        85,500   Nasdaq-100 Index Tracking Stock* ...........          2,230,695

Life and Health Insurance - 0.9%
        54,720   AFLAC, Inc. ................................          1,751,040

Medical Information Systems - 0.1%
        18,975   Eclipsys Corp.* ............................            124,457

Miscellaneous Manufacturing - 0.3%
        55,115   Applied Films Corp.* .......................            615,083

Multimedia - 0.9%
        39,910   AOL Time Warner, Inc.* .....................            587,076
        59,170   Walt Disney Co. ............................          1,118,313

                                                                       1,705,389

Networking Products - 0.6%
        81,960   Cisco Systems, Inc.* .......................          1,143,342

Retail - Computer Equipment - 0.9%
        57,940   Electronics Boutique Holdings Corp.* .......          1,697,642

Retail - Consumer Electronics - 0.7%
        35,960   Best Buy Company, Inc.* ....................          1,305,348

Satellite Telecommunications - 0.3%
        32,485   EchoStar Communications Corp.* .............    $       602,922

Semiconductor Components/Integrated Circuits - 6.5%
        42,580   Emulex Corp.* ..............................            958,476
       125,175   Integrated Device Technology, Inc.* ........          2,270,674
        78,225   Marvell Technology Group, Ltd.* ............          1,555,895
        55,170   Maxim Integrated Products, Inc.* ...........          2,114,666
     2,136,200   Taiwan Semiconductor Manufacturing
                   Company, Ltd.* ...........................          4,347,991
       794,000   United Microelectronics Corp.* .............            953,021

                                                                      12,200,723

Semiconductor Equipment - 3.6%
       126,300   Applied Materials, Inc.* ...................          2,402,226
       146,370   ASM Lithography Holding N.V.
                   - New York Shares* .......................          2,213,114
        90,785   Teradyne, Inc.* ............................          2,133,447

                                                                       6,748,787

Telecommunication Equipment - 5.8%
       221,701   Nokia Oyj ..................................          3,244,949
       317,845   Nokia Oyj (ADR) ............................          4,602,396
       150,145   UTStarcom, Inc.* ...........................          3,028,425

                                                                      10,875,770

Telephone - Integrated - 0%
            97   Telefonica S.A.* ...........................                814

Toys - 2.5%
       220,680   Mattel, Inc. ...............................          4,651,934

Wireless Equipment - 1.0%
        67,925   QUALCOMM, Inc.* ............................          1,867,258
--------------------------------------------------------------------------------
Total Common Stock (cost $234,670,682) ......................        164,935,951
--------------------------------------------------------------------------------
Corporate Bonds - 1.6%
Applications Software - 0.4%
$      900,000   Mercury Interactive Corp., 4.75%
                   convertible notes, due 7/1/07+ ...........            720,000

Electronic Components - Semiconductors - 1.1%
       650,000   International Rectifier Corp., 4.25%
                   convertible subordinated notes
                   due 7/15/07 ..............................            540,313
     1,955,000   NVIDIA Corp., 4.75%
                   convertible subordinated notes
                   due 10/15/07 .............................          1,603,100
                                                                       2,143,413
Networking Products - 0.1%
     1,000,000   Candescent Technologies Corp., 8.00%
                   convertible senior subordinated debentures
                   due 5/1/03+,(omega),(delta) ..............             85,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $4,807,418) .....................          2,948,413
--------------------------------------------------------------------------------
Preferred Stock - 1.4%
Computer Services - 1.1%
        57,230   Electronic Data Systems Corp.
                   convertible, 7.625% ......................          2,128,956

Wireless Equipment - 0.3%
        31,515   Crown Castle International Corp.
                   convertible, 6.25% .......................            563,331
--------------------------------------------------------------------------------
Total Preferred Stock (cost $4,437,250) .....................          2,692,287
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 45

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Repurchase Agreement - 9.7%
$   18,300,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $18,303,004 collateralized
                   by $3,771,220 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $17,281,131 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values of
                   $1,686,151 and $16,979,859 (cost
                   $18,300,000) .............................    $    18,300,000
--------------------------------------------------------------------------------
Total Investments (total cost $262,215,350) - 100.2% ........        188,876,651
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets -
 (0.2%) .....................................................          (346,618)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   188,530,033
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Bermuda                                           2.3%           $     4,416,915
Brazil                                            1.3%                 2,470,737
Canada                                            0.8%                 1,572,100
Finland                                           4.2%                 7,847,345
Germany                                           0.9%                 1,626,094
Hong Kong                                         1.3%                 2,372,652
India                                             0.5%                 1,022,682
Japan                                             2.5%                 4,685,870
Netherlands                                       1.2%                 2,213,114
South Korea                                       3.4%                 6,493,699
Spain                                               0%                       814
Switzerland                                       1.9%                 3,661,462
Taiwan                                            5.0%                 9,387,207
United Kingdom                                    2.8%                 5,335,541
United States++                                  71.9%               135,770,419
--------------------------------------------------------------------------------
Total                                           100.0%           $   188,876,651


++ Includes Short-Term Securities (62.2% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/10/02               600,000    $      908,445    $     (39,465)
British Pound 10/25/02               200,000           302,514          (16,094)
Hong Kong Dollar 11/7/02          13,800,000         1,769,266             (466)
Hong Kong Dollar 2/21/03           2,000,000           256,392             (137)
Japanese Yen 10/25/02             40,000,000           335,880          (24,717)
Japanese Yen 11/7/02              20,000,000           168,068          (10,773)
South Korean Won
  7/16/02                        400,000,000           332,341          (34,507)
--------------------------------------------------------------------------------
Total                                           $    4,072,906    $    (126,159)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

46 Janus Aspen Series June 30, 2002

JANUS ASPEN GLOBAL VALUE PORTFOLIO Jason Yee, portfolio manager

Janus Aspen Global Value Portfolio - Service Shares returned 3.35% for the six-month period ended June 30, 2002, outperforming the 8.82% decline of its benchmark, the Morgan Stanley Capital International World Index.(1) This performance earned the Portfolio a top-decile ranking for the one-year period ended June 30, 2002, placing it 1st out of 65 variable annuity global funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

While early 2002 saw the markets eagerly anticipating and discounting a future economic upturn, these hopes were quickly dashed by a growing crisis of confidence in corporate governance and management credibility. What may have been initially dismissed as an isolated incident instead turned out to be an epidemic of egregious corporate misconduct. And one can only suspect that there is more to come. What is already apparent, however, is the resulting damage to the fragile financial markets, as evidenced by significant declines in equity prices and a plummeting U.S. dollar. Equities around the world have continued to decline in sympathy with the scandal-ridden U.S. markets. Japan surrendered most of its first-quarter gains, major European indices had dismal performances across the board, and many emerging markets retreated after a good start to the year. All of this understatedly proclaims the obvious fact that we are currently in a less-than-ebullient environment for global equity markets.

While the prognosis for the broader market indices may be somewhat troublesome, the sharp volatility in today's financial markets does create some good opportunities on a stock-by-stock basis. And because the Portfolio is comprised of 40 to 50 holdings and has relatively low turnover, the consequent advantage is that it really requires only a few of these investment opportunities per year for the Portfolio to benefit. For example, our investment in Smiths Group PLC, the U.K. industrial conglomerate, has since gained from a reversal of undue concern over its cyclical nature and questions over its acquisition discipline. Meanwhile, our position in Pioneer Natural Resources, the U.S. independent oil and gas producer, was purchased when natural gas prices were near their recent lows. In both of these cases, particular market, industry, or company-specific issues caused these businesses to trade significantly below our appraisal of their intrinsic value.

But certainly not all of our investments move so quickly toward intrinsic value, including Allied Waste. The U.S. solid waste management company is a recent addition to the Portfolio and has been punished severely for its high levels of debt, despite a greater than 10% free cash flow yield and more than adequate interest coverage. Meanwhile, Orbotech, the global leader in automated inspection equipment for printed circuit boards, has suffered from the overall weak capital spending trends and overcapacity in its customers' production facilities. Over the longer term, we continue to believe that these businesses are substantially undervalued and have consequently added to the positions.

Despite the challenging valuations of the market as a whole, we believe that individual investments can perform well as this gap between stock price and intrinsic value closes over time. These are exactly the types of special situations we look for, and we are finding plenty of them around the world. At the present time, we are closely considering potential opportunities in the media and pharmaceutical industries. Both of these sectors are characterized by high returns and free cash flow, and are in areas in which stock prices have been under significant pressure.

Finding these new investment opportunities is certainly an important aspect to managing the Portfolio. But I would like to stress that contrary to popular belief, it is rarely the lack of new ideas or the missed opportunities that cause underperformance in a portfolio. I often somewhat facetiously claim that every night while I am asleep, somewhere in the world I am missing hundreds of stocks that are going up. This is simply a fact of life in today's global marketplace. But the Portfolio's performance is never penalized for the investments we do NOT make. Rather, we are only penalized for the investment mistakes that result in permanent capital loss. These mistakes are the real enemy of satisfactory returns. Put another way, the most important factor in driving returns over the long term is properly assessing the value of the holdings in the Portfolio and understanding the consequent risk/reward characteristics. This is why we are so selective in our investments and try to leave an adequate margin of safety to protect from the unpredictable events that invariably arise in the future. We firmly believe that purchasing businesses at significant discounts to their intrinsic value is the best way to mitigate downside risk and maximize upside potential.

Thank you for your continued support of Janus Aspen Global Value Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Equities                                             76.4%                 95.8%
  Foreign                                            50.4%                 59.5%
Top 10 Equities                                      32.1%                 39.9%
Number of Stocks                                        37                    38
Cash and Cash Equivalents                            23.6%                  4.2%


(1) All returns include reinvested net dividends. Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                             JANUS ASPEN SERIES JUNE 30, 2002 47

AVERAGE ANNUAL TOTAL RETURN
For the Period Ended June 30, 2002
--------------------------------------------------------------------------------
Service Shares (Inception Date 5/1/01)
  1 Year                                                                  9.47%
  From Inception                                                          7.24%
--------------------------------------------------------------------------------

Morgan Stanley Capital International World Index
  1 Year                                                                (15.22)%
  From Portfolio Inception                                              (16.48)%
--------------------------------------------------------------------------------


This Portfolio is designed for long-term investors who can accept the special risks associated with value investing and having significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Due to recent market volatility, the Portfolio may have an increased position in cash for temporary defensive purposes.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe, and the Asia/Pacific Region. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

The Adviser has contractually agreed to waive a portion of the Portfolio's expenses. Without such waivers, the Portfolio's total return for each class would have been lower.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 76.4%
Advertising Agencies - 4.3%
         2,600   Asatsu-Dk, Inc.** ..........................    $        56,618
         4,245   Interpublic Group of Companies, Inc. .......            105,106

                                                                         161,724

Advertising Services - 1.6%
         7,473   WPP Group PLC** ............................             62,513

Aerospace and Defense - 2.0%
           219   Dassault Aviation S.A.** ...................             75,701

Automotive - Cars and Light Trucks - 1.5%
         8,000   Nissan Motor Company, Ltd.** ...............             55,400

Casino Hotels - 1.5%
         5,665   Park Place Entertainment Corp.* ............             58,066

Chemicals - Diversified - 4.7%
         1,870   Akzo Nobel N.V.** ..........................             81,428
         3,122   Bayer A.G.** ...............................             98,976

                                                                         180,404

Chemicals - Specialty - 2.5%
         1,607   Syngenta A.G. ..............................             96,594

Diversified Operations - 5.8%
        27,425   BBA Group PLC** ............................            115,171
         8,031   Smiths Group PLC** .........................            105,040

                                                                         220,211

Electronic Components - 3.8%
         3,372   Koninklijke (Royal) Philips Electronics
                  N.V.** ....................................    $        94,147
           180   Samsung Electronics Company, Ltd. ..........             49,229

                                                                         143,376

Electronic Design Automation - 2.4%
         5,615   Cadence Design Systems, Inc.* ..............             90,514

Electronic Measuring Instruments - 2.7%
         4,525   Orbotech, Ltd.* ............................            102,717

Financial Guarantee Insurance - 1.2%
           650   MGIC Investment Corp. ......................             44,070

Home Decoration Products - 2.2%
         2,752   Hunter Douglas N.V.** ......................             84,800

Hotels and Motels - 1.3%
         3,645   Hilton Hotels Corp. ........................             50,665

Machinery - Pumps - 4.7%
         4,697   Pfeiffer Vacuum Technology A.G.** ..........            177,205

Medical - Drugs - 3.0%
           980   Pharmacia Corp. ............................             36,701
         3,210   Schering-Plough Corp. ......................             78,966

                                                                         115,667

Medical Information Systems - 1.2%
         2,465   IMS Health, Inc. ...........................             44,247

Medical Products - 0.4%
           465   Becton, Dickinson and Co. ..................             16,019

SEE NOTES TO SCHEDULES OF INVESTMENTS.

48 Janus Aspen Series June 30, 2002

JANUS ASPEN GLOBAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT MARKET VALUE
Multimedia - 4.0%
        29,011   Reuters Group PLC** ........................    $       153,072

Non-Hazardous Waste Disposal - 1.8%
         7,135   Allied Waste Industries, Inc.* .............             68,496

Oil Companies - Exploration and Production - 2.2%
         3,275   Pioneer Natural Resources Co.* .............             85,314

Oil Companies - Integrated - 2.7%
         3,407   EnCana Corp. ...............................            104,614

Property and Casualty Insurance - 1.6%
        15,000   Nipponkoa Insurance Company, Ltd.** ........             59,446

Publishing - Newspapers - 1.7%
        33,595   Independent News & Media PLC** .............             66,359

Publishing - Periodicals - 2.5%
         4,977   Wolters Kluwer N.V.** ......................             94,474

Radio - 2.9%
         3,000   Nippon Broadcasting System, Inc.** .........            110,132

Real Estate Investment Trusts - Hotels - 1.3%
         4,340   Host Marriott Corp. ........................             49,042

Reinsurance - 3.9%
            67   Berkshire Hathaway, Inc. - Class B* ........            149,678

Retail - Restaurants - 1.5%
         2,070   McDonald's Corp. ...........................             58,892

Rubber/Plastic Products - 1.2%
         4,000   Tenma Corp.** ..............................             45,321

Savings/Loan/Thrifts - 1.5%
         1,515   Washington Mutual, Inc. ....................             56,222

Television - 0.8%
        17,190   Granada PLC** ..............................             28,858
--------------------------------------------------------------------------------
Total Common Stock (cost $2,834,083) ........................          2,909,813
--------------------------------------------------------------------------------
Repurchase Agreement - 18.4%
$      700,000   ABN AMRO Bank N.V., 1.97%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $700,115 collateralized by
                   $144,254 in Collateralized Mortgage
                   Obligations 2.29%-6.50847%,
                   6/10/13-12/25/40 Aaa, $661,027 in U.S.
                   Government Obligations, 2.64%-7.30%
                   6/15/09-5/1/37; with respective values
                   of $64,498 and $649,503 (cost $700,000) ..            700,000
--------------------------------------------------------------------------------
Total Investments (total cost $3,534,083) - 94.8% ...........          3,609,813
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
 5.2% .......................................................            196,064
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $     3,805,877
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Canada                                            2.9%           $       104,614
France                                            2.1%                    75,701
Germany                                           7.7%                   276,181
Ireland                                           1.8%                    66,359
Israel                                            2.8%                   102,717
Japan                                             9.0%                   326,917
Netherlands                                       9.8%                   354,849
South Korea                                       1.4%                    49,229
Switzerland                                       2.7%                    96,594
United Kingdom                                   12.9%                   464,654
United States++                                  46.9%                 1,691,998
--------------------------------------------------------------------------------
Total                                           100.0%           $     3,609,813


++ Includes Short-Term Securities (27.5% excluding Short-Term Securities)

FORWARD CURRENCY CONTRACTS, OPEN AT JUNE 30, 2002

Currency Sold and                   Currency          Currency        Unrealized
Settlement Date                   Units Sold   Value in $ U.S.       Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/10/02                90,000    $      136,267    $      (5,920)
British Pound 10/25/02                30,000            45,377           (2,414)
British Pound 11/7/02                 25,000            37,782           (1,891)
Euro 10/10/02                        190,000           186,733          (14,954)
Euro 11/7/02                         165,000           161,962           (9,988)
Japanese Yen 10/10/02              8,000,000            67,117           (4,490)
Japanese Yen 10/25/02              5,000,000            41,985           (3,089)
Japanese Yen 11/7/02               6,000,000            50,420           (3,232)
--------------------------------------------------------------------------------
Total                                           $      727,643    $     (45,978)


SEE NOTES TO SCHEDULES OF INVESTMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 49

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO RONALD SPEAKER,
                                portfolio manager

For the six months ended June 30, 2002, Janus Aspen Flexible Income Portfolio returned 3.17% for its Institutional Shares and 3.00% for its Service Shares. This compares with a 3.26% gain for its benchmark, the Lehman Brothers Government/Credit Index.(1) This performance earned the Portfolio's Institutional Shares a top-quartile ranking for the one-year period ended June 30, 2002, placing it 7th out of 34 variable annuity general bond funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

During the early months of 2002, the U.S. economy exhibited a significant turnaround from the dramatic weakness it experienced over the final four months of 2001. As consumer enthusiasm waned and corporate spending plans stalled, however, expectations for an aggressive economic rebound tapered off come springtime. All the while suffering from shaken confidence in corporate accounting and finding little inspiration in corporate profit outlooks, stock investors endured a volatile market, characterized by a steady stream of losses and occasional price spikes.

Conversely, the bond market behaved in a classic fashion - providing pockets of safety and stability, relatively speaking, while offering the diversification of the broader market. Pacing the fixed-income gainers were investment-grade issues, which ended the period among the best-performing asset classes for the year to date.

Bolstering the investment-grade portion of the Portfolio was Quest Diagnostics, a medical diagnostic testing and services company that was upgraded from the high-yield ranks by Moody's. Its recent acquisitions of American Medical Laboratories, which processes esoteric tests such as gene-based assessments nationwide, and Unilab, the largest independent clinical lab operator in California, have complemented Quest's portfolio and strengthened its future profit outlook. Plus, the company's well-respected management team has demonstrated a commitment to handling debt in a conservative fashion.

Also rallying was Golden State Holdings, the corporate parent of California Federal Bank. The California thrift, a long-time holding, was recently purchased by Citigroup in a deal that complements Citigroup's domestic business. In turn, Golden State's notes, rated "BB," benefited from association with Citigroup's "AA" status.

Within this environment of improving outlooks and rising rates we adopted a defensive stance by maintaining an overweight position in investment grade corporate bonds, accounting for 47.8% of the Portfolio, and a modest weighting in high-yield issues at 7.6%. We also skewed the Portfolio toward the shorter side of the duration spectrum.

Government-related issues represented 39.8% of the Portfolio and included a blend of mid- and long-term Treasury notes and select debt from Fannie Mae, the government-backed mortgage dealer. These interest-rate sensitive issues inched upward as the Federal Reserve kept short-term lending rates at a 40-year low and expectations for a late-summer rate hike all but disappeared. Slowly, the realization that rates will be lower for some time permeated the long end of the yield curve, although the abundance of stimuli lingering in the system and simmering inflation fears supported a relatively steep slope.

As a whole, the spread between investment grade corporate notes and the government issues tightened, and we were rewarded for our corporate-heavy strategy. Indicative of our short-term mindset was a Verizon Communications note due in April 2003, which traded only at a slight loss - a plus during a period of rising rates and falling prices in the Treasury markets. In an effort to solidify its investment-grade ratings, the one-time Baby Bell has undertaken an aggressive debt-reduction campaign, including buying back short-term debt.

Another disappointment was Equinix, a small Internet data-center operator. Having developed six large facilities across the U.S., Equinix attracted big-name clients such as IBM, Charles Schwab and AT&T. However, the market started to soften as it was building its seventh center, and the company fell into a liquidity squeeze. In addition, the company's liquidity narrowed, so we sold the position.

We also lost ground in AOL Time Warner, which underperformed Treasury bonds as spreads widened in connection with an overall decline in the company's shares resulting from concerns of some its partnerships. Despite this, however, we believe AOL Time Warner will manage its debt appropriately and maintain its investment grade status.

Throughout the bond market, responsible borrowing gained popularity as a painful but important theme emerged, one that corporate America cannot ignore. As the ratings of some of the largest issuers of investment-grade bonds - companies such as WorldCom, Qwest Communications and Tyco International - were slashed to high-yield status, creditors declared that tight accounting is a requirement, exaggerations of financial conditions will not be tolerated and debt levels need to be reduced. If a company fails to meet these guidelines, it will suffer.

Looking ahead, we will continue to utilize our latitude in flexibility within the fixed-income arena. By identifying investment-grade issues that benefit from an improving economy, high-yield credits with the potential to benefit even more and short-term bonds that aren't as sensitive to potential rate increases, we believe we're positioned well to absorb the market's moves in the coming quarters.

Thank you for your investment in Janus Aspen Flexible Income Portfolio.

PORTFOLIO ASSET MIX

(% of Net Assets)                            June 30, 2002     December 31, 2001
--------------------------------------------------------------------------------
Corporate Bonds/Warrants
  Investment Grade                                   47.8%                 48.5%
  High-Yield/High-Risk                                7.6%                 11.3%
U.S. Government Obligations                          39.8%                 32.9%
Foreign Dollar/
  Non-Dollar Bonds                                    0.6%                  1.0%
Preferred Stock                                       0.2%                  0.2%
Cash and Cash Equivalents                             4.0%                  6.1%

PORTFOLIO PROFILE
--------------------------------------------------------------------------------
Weighted Average Maturity                         8.6 Yrs.              8.1 Yrs.
Average Modified Duration*                        5.8 Yrs.              5.7 Yrs.
30-Day Average Yield**
  Institutional Shares                               5.07%                 5.64%
  Service Shares                                     4.76%                 5.35%
Weighted Average Fixed Income
  Credit Rating                                          A                     A


* A theoretical measure of price volatility. ** Yields will fluctuate.

(1) All returns include reinvested dividends and capital gains.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of June 30, 2002, Lipper ranked Janus Aspen Flexible Income Portfolio - Institutional Shares 3 out of 19 variable annuity general bond funds for the 5-year period.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

50 Janus Aspen Series June 30, 2002

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 9/13/93)
  1 Year                                                                   8.14%
  5 Year                                                                   7.00%
  From Inception                                                           8.04%
--------------------------------------------------------------------------------

Lehman Brothers Government/Credit Index
  1 Year                                                                   8.25%
  5 Year                                                                   7.48%
  From Inception Date of Institutional Shares                              6.53%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                   7.85%
  5 Year                                                                   6.72%
  From Portfolio Inception                                                 7.87%
--------------------------------------------------------------------------------

Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.

Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity. The Portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Corporate Bonds - 56.0%
Aerospace and Defense - 1.6%
                 Raytheon Co.:
$    4,000,000     6.50%, notes, due 7/15/05 ................    $     4,195,000
     3,000,000     6.15%, notes, due 11/1/08 ................          3,078,750

                                                                       7,273,750

Automotive - Cars and Light Trucks - 0.4%
     1,810,000   General Motors Corp., 7.20%
                   company guaranteed notes, due 1/15/11 ....          1,843,938

Beverages - Non-Alcoholic - 0.7% Coca-Cola Enterprises, Inc.:
     1,215,000     6.125%, notes, due 8/15/11 ...............          1,251,450
     1,850,000     7.125%, debentures, due 8/1/17 ...........          2,090,500

                                                                       3,341,950

Brewery - 1.2%
     5,295,000   Coors Brewing Co., 6.375%
                   notes, due 5/15/12+ ......................          5,447,231

Broadcast Services and Programming - 0.1%
       425,000   Clear Channel Communications, Inc., 6.00%
                   notes, due 11/1/06 .......................            417,563

Building - Residential and Commercial - 0.4%
       910,000   K. Hovnanian Enterprises, Inc., 8.875%
                   senior subordinated notes, due 4/1/12+ ...            895,213
       740,000   KB Home, Inc., 8.625%
                   senior subordinated notes, due 12/15/08 ..            747,400

                                                                       1,642,613

Cable Television - 0.3%
$      500,000   Charter Communications Holdings LLC
                   10.25%, senior notes, due 1/15/10 ........    $       340,000
       900,000   Mediacom Broadband LLC, 11.00%
                   company guaranteed notes, due 7/15/13 ....            841,500

                                                                       1,181,500

Cellular Telecommunications - 0.8%
     2,820,000   AT&T Wireless Services, Inc., 6.875%
                   notes, due 4/18/05 .......................          2,509,800
       810,000   Price Communications Wireless, Inc.
                   11.75%, senior subordinated notes
                   due 7/15/07 ..............................            853,537

                                                                       3,363,337

Commercial Banks - 0.4%
       698,000   Hudson United Bancorp, Inc., 8.20%
                   subordinated debentures, due 9/15/06 .....            733,772
       996,000   Provident Trust I Corp., 8.29%
                   company guaranteed notes, due 4/15/28 ....            873,990

                                                                       1,607,762

Commercial Services - 1.1%
     5,000,000   PHH Corp., 8.125%
                   notes, due 2/3/03 ........................          5,068,750

Computers - 0.6%
     2,740,000   Apple Computer, Inc., 6.50%
                   notes, due 2/15/04 .......................          2,740,000

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 51

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Containers - Metal and Glass - 0.4%
$   1,790,000    Owens-Brockway Glass Container, Inc.
                   8.875%, secured notes, due 2/15/09+ ......    $     1,790,000

Cosmetics and Toiletries - 0.7%
     2,875,000   Proctor & Gamble Co., 4.75%
                   notes, due 6/15/07 .......................          2,900,156

Diversified Financial Services - 1.6%
                 General Electric Capital Corp.:
     4,300,000     4.25%, notes, due 1/28/05 ................          4,348,375
     2,875,000     6.00%, notes, due 6/15/12 ................          2,860,625

                                                                       7,209,000

Diversified Operations - 1.5%
     2,770,000   ARAMARK Services, Inc., 7.00%
                   company guaranteed notes, due 5/1/07 .....          2,828,862
     4,000,000   Cendant Corp., 6.875%
                   notes, due 8/15/06 .......................          4,025,000

                                                                       6,853,862

Electric - Integrated - 2.5%
     1,335,000   Amerenenergy Generating Co., 7.95%
                   notes, due 6/1/32 ........................          1,393,406
     1,050,000   Appalachian Power Co., 4.80%
                   notes, due 6/15/05 .......................          1,044,750
     4,750,000   Cinergy Corp., 6.25%
                   debentures, due 9/1/04 ...................          4,827,187
                 PSE&G Power LLC:
     3,010,000     6.875%, company guaranteed notes
                   due 4/15/06 ..............................          3,115,350
       750,000     6.95%, notes, due 6/1/12+ ................            753,750

                                                                      11,134,443

Finance - Auto Loans - 1.9%
     5,500,000   Ford Motor Credit Co., 5.75%
                   senior notes, due 2/23/04 ................          5,575,625
     3,000,000   General Motors Acceptance Corp., 5.36%
                   notes, due 7/27/04 .......................          3,056,250

                                                                       8,631,875

Finance - Other Services - 0.2%
     1,000,000   Pemex Master Trust, 8.625%
                   notes, due 2/1/22+ .......................            977,500

Food - Diversified - 1.7%
     2,500,000   ConAgra Foods, Inc., 6.75%
                   notes, due 9/15/11 .......................          2,637,500
     1,200,000   General Mills, Inc., 6.00%
                   notes, due 2/15/12 .......................          1,188,000
                 Kellogg Co.:
     1,725,000     6.00%, notes, due 4/1/06 .................          1,802,625
     1,750,000     6.60%, notes, due 4/1/11 .................          1,835,312

                                                                       7,463,437

Food - Meat Products - 0.7%
     3,000,000   Hormel Foods Corp., 6.625%
                   notes, due 6/1/11 ........................          3,123,750

Food - Retail - 4.6%
$    1,480,000   Delhaize America, Inc., 7.375%
                   notes, due 4/15/06 .......................    $     1,539,200
                 Fred Meyer, Inc.:
     2,500,000     7.375%, company guaranteed notes
                   due 3/1/05 ...............................          2,681,250
     4,250,000     7.45%, company guaranteed notes
                   due 3/1/08 ...............................          4,675,000
       165,000   Kroger Co., 7.50%
                   company guaranteed notes, due 4/1/31 .....            171,806
     1,742,000   Marsh Supermarkets, Inc., 8.875%
                   company guaranteed notes, due 8/1/07 .....          1,715,870
                 Safeway, Inc.:
     4,450,000     6.15%, notes, due 3/1/06 .................          4,678,063
     4,000,000     6.50%, notes, due 3/1/11 .................          4,120,000
     1,035,000   Winn-Dixie Stores, Inc., 8.875%
                   senior notes, due 4/1/08 .................          1,035,000

                                                                      20,616,189

Food - Wholesale/Distribution - 0.1%
       550,000   Sysco International Co., 6.10%
                   notes, due 6/1/12+ .......................            567,875

Foreign Government - 0.2%
     1,060,000   United Mexican States, 7.50%
                   notes, due 1/14/12 .......................          1,048,075

Forestry - 0.6%
     2,770,000   Weyerhaeuser Co., 5.50%
                   notes, due 3/15/05+ ......................          2,846,175

Gas - Distribution - 0.3%
     1,105,000   Southwest Gas Corp., 7.625%
                   notes, due 5/15/12 .......................          1,124,338

Hotels and Motels - 0.3%
     1,500,000   Starwood Hotels & Resorts Worldwide, Inc.
                   7.375%, notes, due 5/1/07 ................          1,475,625

Insurance Brokers - 0.2%
       910,000   Marsh & McLennan Companies, Inc., 6.25%
                   notes, due 3/15/12+ ......................            944,125

Leisure, Recreation and Gaming - 0.3%
     1,500,000   Hard Rock Hotel, Inc., 9.25%
                   senior subordinated notes, due 4/1/05 ....          1,470,000

Life and Health Insurance - 0.2%
       813,000   Delphi Financial Group, Inc., 8.00%
                   senior notes, due 10/1/03 ................            834,341

Linen Supply and Related Items - 0.2%
       985,000   Cintas Corp., 6.00%
                   notes, due 6/1/12+ .......................            998,544

Machine Tools and Related Products - 0.3%
     1,185,000   Kennametal, Inc., 7.20%
                   senior notes, due 6/15/12 ................          1,183,519

Medical - HMO - 1.6%
     2,000,000   UnitedHealth Group, Inc., 5.20%
                   notes, due 1/17/07 .......................          2,032,500
     4,825,000   Wellpoint Health Networks, Inc., 6.375%
                   notes, due 6/15/06 .......................          5,078,313

                                                                       7,110,813

See Notes to Schedules of Investments.

52 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Medical - Hospitals - 4.4%
$    1,505,000   Clarent Hospital Corp., 11.50%
                   senior notes, due 8/15/05 ................    $     1,595,300
                 HCA, Inc.:
     5,000,000     6.91%, notes, due 6/15/05 ................          5,218,750
     2,200,000     6.95%, notes, due 5/1/12 .................          2,241,250
       498,000     8.36%, debentures, due 4/15/24 ...........            530,992
                 Tenet Healthcare Corp.:
     5,800,000     5.375%, notes, due 11/15/06 ..............          5,858,000
     4,000,000     6.375%, notes, due 12/1/11 ...............          4,050,000

                                                                      19,494,292

Medical Labs and Testing Services - 1.7%
                 Quest Diagnostics, Inc.:
     4,000,000     6.75%, company guaranteed notes
                   due 7/12/06 ..............................          4,190,000
     3,095,000   7.50%, company guaranteed notes
                   due 7/12/11 ..............................          3,361,944

                                                                       7,551,944

Multimedia - 3.5%
                 AOL Time Warner, Inc.:
     3,655,000     5.625%, notes, due 5/1/05 ................          3,586,469
     1,935,000     7.25%, debentures, due 10/15/17 ..........          1,746,338
     1,265,000   Corus Entertainment, Inc., 8.75%
                   senior subordinated notes, due 3/1/12+ ...          1,265,000
     3,620,000   Gannett Company, Inc., 4.95%
                   notes, due 4/1/05 ........................          3,692,400
     5,000,000   Viacom, Inc., 6.40%
                   company guaranteed notes, due 1/30/06 ....          5,275,000

                                                                      15,565,207

Networking Products - 0%
       996,000   Candescent Technologies Corp., 8.00%
                   convertible senior subordinated
                   debentures, due 5/1/03+,(omega),(delta) ..             84,660

Non-Hazardous Waste Disposal - 2.2%
     2,750,000   Republic Services, Inc., 6.75%
                   notes, due 8/15/11 .......................          2,832,500
                 Waste Management, Inc.:
     3,500,000     7.00%, senior notes, due 10/1/04 .........          3,631,250
     3,065,000     7.375%, notes, due 8/1/10 ................          3,183,769

                                                                       9,647,519

Oil Companies - Exploration and Production - 0.7%
     2,020,000   Louis Dreyfus Natural Gas Corp., 6.875%
                   notes, due 12/1/07 .......................          2,133,625
       795,000   Magnum Hunter Resources, Inc., 9.60%
                   senior notes, due 3/15/12+ ...............            818,850

                                                                       2,952,475

Oil Companies - Integrated - 1.9%
                 Conoco Funding Co.:
     4,080,000     5.45%, company guaranteed notes
                   due 10/15/06 .............................          4,182,000
     2,360,000     6.35%, notes, due 10/15/11 ...............          2,445,550
     1,950,000   Occidental Petroleum Corp., 5.875%
                   notes, due 1/15/07 .......................          2,020,688

                                                                       8,648,238

Physical Therapy and Rehabilitation Centers - 1.5%
                 HEALTHSOUTH Corp.:
     3,500,000     7.375%, senior notes, due 10/1/06 ........          3,500,000
     3,000,000     8.50%, senior notes, due 2/1/08 ..........          3,150,000

                                                                       6,650,000

Pipelines - 0.3%
$    1,090,000   TEPPCO Partners, L.P., 7.625%
                   company guaranteed notes, due 2/15/12 ....    $     1,119,975

Property and Casualty Insurance - 0.1%
       498,000   First American Capital Trust, 8.50%
                   company guaranteed notes, due 4/15/12 ....            498,623

Recreational Centers - 0.7%
     3,000,000   Bally Total Fitness Holding Corp., 9.875%
                   senior subordinated notes, due 10/15/07 ..          2,977,500

Real Estate Investment Trusts - Health Care - 0.4%
     1,580,000   Health Care Property Investors, Inc., 6.45%
                   notes, due 6/25/12 .......................          1,574,075

Rental Auto/Equipment - 0.4%
     1,860,000   Hertz Corp., 7.625%
                   notes, due 6/1/12 ........................          1,834,425

Research and Development - 0.4%
                 Science Applications International Corp.:
       745,000     6.25%, notes, due 7/1/12 .................            732,894
       960,000     7.125%, notes, due 7/1/32+ ...............            931,200

                                                                       1,664,094

Retail - Discount - 1.0%
     4,000,000   Wal-Mart Stores, Inc., 6.875%
                   senior notes, due 8/10/09 ................          4,395,000

Retail - Restaurants - 0.7%
     1,980,000   McDonald's Corp., 5.375%
                   notes, due 4/30/07 .......................          2,049,300
       585,000   Wendy's International, Inc., 6.20%
                   senior notes, due 6/15/14 ................            594,506
       335,000   Yum! Brands, Inc., 7.70%
                   notes, due 7/1/12 ........................            335,000

                                                                       2,978,806

Satellite Telecommunications - 0.3%
     1,610,000   EchoStar DBS Corp., 9.125%
                   senior notes, due 1/15/09 ................          1,473,150

Savings/Loan/Thrifts - 2.3%
                 Golden State Holdings, Inc.:
     6,248,000     7.00%, senior notes, due 8/1/03 ..........          6,482,300
     3,680,000     7.125%, senior notes, due 8/1/05 .........          3,928,400

                                                                      10,410,700

Soap and Cleaning Preparations - 1.4%
                 Dial Corp.:
     3,850,000     7.00%, senior notes, due 8/15/06 .........          4,028,063
     2,000,000     6.50%, senior notes, due 9/15/08 .........          2,035,000

                                                                       6,063,063

Telecommunication Services - 3.2%
                 Verizon Global Funding Corp.:
     6,200,000     5.75%, convertible notes, due 4/1/03 .....          6,262,000
     8,000,000     4.25%, convertible senior notes
                   due 9/15/05+ .............................          8,040,000

                                                                      14,302,000

Television - 0.9%
     3,988,000   Fox/Liberty Networks LLC, 8.875%
                   senior notes, due 8/15/07 ................          4,107,640

Theaters - 0.1%
       535,000   AMC Entertainment, Inc., 9.875%
                   senior subordinated notes, due 2/1/12 ....            535,669

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 53

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Veterinary Diagnostics - 0.2%
$      820,000   Vicar Operating, Inc., 9.875%
                   senior subordinated notes, due 12/1/09 ...    $       861,000
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $245,702,500) ...................        249,622,091
--------------------------------------------------------------------------------
Preferred Stock - 0.2%
Savings/Loan/Thrifts - 0.2%
        35,458   Chevy Chase Savings Bank, 13.00%
                   (cost $1,055,050) ........................            975,095
--------------------------------------------------------------------------------
Warrants - 0%
Finance - Other Services - 0%
           996     Ono Finance PLC - expires 5/31/09*,+ .....                 10

Telephone - Integrated - 0%
           224     Versatel Telecom B.V. - expires
                    5/15/08* ................................                  0

Web Hosting/Design - 0%
           650     Equinix, Inc. - expires 12/1/07* .........                  7
--------------------------------------------------------------------------------
Total Warrants (cost $0) ....................................                 17
--------------------------------------------------------------------------------
U.S. Government Obligations - 39.8%
U.S. Government Agencies - 15.4%
                 Fannie Mae:
$   27,460,000     3.875%, due 3/15/05 ......................         27,700,275
     4,255,000     6.00%, due 12/15/05 ......................          4,542,212
    16,025,000     6.25%, due 2/1/11 ........................         16,846,281
     5,130,000     6.00%, due 5/15/11 .......................          5,373,675
    13,450,000     6.625%, due 11/15/30 .....................         14,206,562

                                                                      68,669,005

U.S. Treasury Notes/Bonds - 24.4%
     1,800,000     3.00%, due 2/29/04 .......................          1,810,476
     2,000,000     3.625%, due 3/31/04 ......................          2,030,920
       490,000     7.50%, due 2/15/05 .......................            542,445
     1,355,000     6.75%, due 5/15/05 .......................          1,478,847
     4,056,000     3.50%, due 11/15/06 ......................          3,983,722
    12,915,000     4.375%, due 5/15/07 ......................         13,092,581
     2,766,000     6.00%, due 8/15/09 .......................          3,004,650
     1,513,538     3.375%, due 1/15/12(pi)...................          1,551,134
    17,855,000     4.875%, due 2/15/12 ......................         17,921,956
    10,740,000     7.25%, due 5/15/16 .......................         12,657,627
     7,925,000     7.25%, due 8/15/22 .......................          9,439,943
    25,000,000     6.25%, due 8/15/23 .......................         26,785,500
     2,500,000     6.25%, due 5/15/30 .......................          2,708,100
    11,838,000     5.375%, due 2/15/31** ....................         11,591,888

                                                                     108,599,789
--------------------------------------------------------------------------------
Total U.S. Government Obligations (cost $174,509,117) .......        177,268,794
--------------------------------------------------------------------------------
Short-Term Corporate Note - 1.1%
                 Citigroup, Inc.
     4,900,000     1.85%, 7/1/02
                   (amortized cost $4,900,000) ..............          4,900,000
--------------------------------------------------------------------------------
Total Investments (total cost $426,166,667) - 97.1% .........        432,765,997
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
 2.9% .......................................................         12,849,949
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $   445,615,946
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Futures - Short
  30 Contracts   U.S. Treasury - 10-year Note
                   expires September 2002, principal amount
                   $3,152,422, value $3,217,031
                   cumulative depreciation ..................    $      (64,609)
--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Canada                                            0.4%           $     1,832,875
Mexico                                            0.2%                 1,048,075
United Kingdom                                      0%                        10
United States++                                  99.4%               429,885,037
--------------------------------------------------------------------------------
Total                                           100.0%           $   432,765,997


++ Includes Short-Term Securities (98.2% excluding Short-Term Securities)

SEE NOTES TO SCHEDULES OF INVESTMENTS.

54 Janus Aspen Series June 30, 2002

JANUS ASPEN MONEY MARKET PORTFOLIO J. ERIC THORDERSON,
                                portfolio manager

For the six months ended June 30, 2002, Janus Aspen Money Market Portfolio returned 0.89% for its Institutional Shares and 0.76% for its Service Shares.(1) The seven-day current yield for the same period was 1.62% and 1.36%, respectively. This performance earned the Portfolio's Institutional Shares a top-decile ranking for the one-year period ended June 30, 2002, placing it 2nd out of 111 variable annuity money market funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

Although the Federal Reserve cut interest rates 11 times in 2001 in an effort to strengthen the economy, by early 2002 the market was convinced that the Fed had finished lowering rates. Therefore, in the market's view, the Fed's next move would be to raise them. One-year rates promptly became higher than overnight rates, and have remained in that so-called "normal" relationship. It is not at all clear when the Fed might start to raise rates, and indeed, Chairman Greenspan has made it clear that his concerns are focused on risks of further economic weakness.

The market's anticipation of future rate increases has given us an opportunity to increase the yield on the Portfolio by buying longer-term securities. If we felt that interest rates might start to rise quickly, we would hesitate to buy one-year securities, because they would soon be worth less than what we paid for them. But since the Fed has declared its intention to keep interest rates low, we believe there is little risk to a strategy of lengthening the weighted average maturity of the Portfolio.

Although interest rates have been quite steady, the credit arena has been volatile. The notorious demise of Enron, and subsequent revelations of accounting irregularities in WorldCom and numerous other large corporations, has made all market participants edgy. Heightened investor anxiety may be justified in some cases, but it has sometimes been the cause, rather than the result, of a credit event. Ratings agencies, historically conservative in their reactions to economic cycles, have been increasingly hyper-reactive, which has created a feedback loop that reinforces investor dread and makes it difficult for even honest, well-managed companies to gain the market's confidence.

One good thing that's coming from all this turmoil is that there will be more transparency in corporate accounting. Executives are aware that, these days, they will be considered guilty unless they can prove themselves innocent. And the proof of innocence is in transparent financial reporting. Although we have always insisted on receiving extensive disclosure, management's more forthcoming attitude is a welcome change from previous periods.

This is a fascinating time in investment history. Few of us have experienced overnight interest rates this low in our professional lives, and the tendency is to expect them to revert to normal quickly. However, like most concepts in economics, "normal" is a term that depends on its context. What is normal nine months after the world changed forever? We think that, for interest rates and economic activity, normal is now a lot lower than it used to be.

Regardless of economic direction, however, our goal remains the same: vigilant preservation of principal and assurance of liquidity through the careful and flexible selection of lower-risk investments.

Thank you for your investment in Janus Aspen Money Market Portfolio.

AVERAGE ANNUAL TOTAL RETURN

For the Periods Ended June 30, 2002
--------------------------------------------------------------------------------
Institutional Shares (Inception Date 5/1/95)
  1 Year                                                                   2.55%
  5 Year                                                                   4.87%
  From Inception                                                           4.96%
  Seven-Day Current Yield                                                  1.62%
--------------------------------------------------------------------------------

Service Shares (Inception Date 12/31/99)
  1 Year                                                                   2.28%
  5 Year                                                                   4.62%
  From Portfolio Inception                                                 4.73%
  Seven-Day Current Yield                                                  1.36%
--------------------------------------------------------------------------------


Returns shown for Service Shares for periods prior to their inception are derived from the historical performance of Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-504-4440 or visit janus.com for more current performance information.

(1) All returns reflect reinvested dividends.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of June 30, 2002, Lipper ranked Janus Aspen Money Market Portfolio - Institutional Shares 8 out of 86 variable annuity money market funds for the 5-year period.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The yield more closely reflects the current earnings of the money market fund than the total return.

Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends.

These returns do not reflect the charges and expenses of any particular insurance product or qualified plan.

                                             JANUS ASPEN SERIES JUNE 30, 2002 55

--------------------------------------------------------------------------------
JANUS ASPEN MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (unaudited)

Shares or Principal Amount                                          Market Value
================================================================================
Certificates of Deposit - 2.0%
$    2,000,000   Westdeutsche Landesbank Girozentrale
                   New York, 2.27%, 1/27/03
                   (cost $2,000,000) ........................    $     2,000,000
--------------------------------------------------------------------------------
Commercial Paper - 8.2%
                 Banque National de Paris Canada:
     1,200,000     1.95%, 9/30/02 ...........................          1,194,085
     1,700,000     1.98%, 10/9/02 ...........................          1,690,650
     4,000,000   Check Point Charlie, Inc.
                   1.86%, 9/4/02+ ...........................          3,986,567
     1,276,000   Victory Receivables Corp.
                   1.86%, 8/19/02+ ..........................          1,272,769
--------------------------------------------------------------------------------
Total Commercial Paper (cost $8,144,071) ....................          8,144,071
--------------------------------------------------------------------------------
Floating Rate Notes - 10.1%
     5,000,000   Idaho Power Corp.
                   2.2475%, 9/1/02+,ss ......................          5,001,253
     5,000,000   Sigma Finance, Inc.
                   1.83%, 10/15/02+ .........................          4,999,855
--------------------------------------------------------------------------------
Total Floating Rate Notes (cost $10,001,108) ................         10,001,108
--------------------------------------------------------------------------------
Repurchase Agreements - 23.0%
    14,840,000   ABN AMRO Bank N.V., 1.99%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $14,842,461 collateralized
                   by $18,867,862 in Collateralized Mortgage
                   Obligations 4.4119%-6.41%,
                   6/26/29-12/25/40 Aaa; $28,252,347 in U.S.
                   Government Obligations, 5.125%-8.058%
                   3/15/11-1/1/36; with respective values of
                   $7,193,805 and $7,942,995 ................         14,840,000
     8,000,000   Deutsche Banc Alex. Brown, Inc., 1.96%
                   dated 6/28/02, maturing 7/1/02 to be
                   repurchased at $8,001,307 collateralized
                   by $4,275,511 in Asset Backed Securities
                   0%-8.29%, 4/15/03-4/25/32 Aaa; $1,116,348
                   in Certificates of Deposit, 1.89%,
                   12/27/02, P-1 $56,089,447 in Collateralized
                   Mortgage Obligations, 0.427%-7.6752%
                   6/7/09-9/15/41, Aaa; $1,090,046 in
                   Commercial Paper, 1.77%-5.00%
                   7/8/02-3/1/07, P-1; $635,345 in Corporate
                   Bonds, 1.965%-8.875% 8/23/02-3/15/32,
                   Aaa; $143,017 in U.S. Government
                   Obligations 5.75%-6.25%, 1/15/12-3/5/12
                   Aaa-Aa2; with respective values of
                   $2,965,884, $1,116,348, $2,159,865
                   $1,088,778, $679,389, and $149,736 .......          8,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (cost $22,840,000) ..............         22,840,000
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 5.0%
                 Dorada Finance, Inc.:
$    2,000,000     2.75%, 10/21/02+ .........................    $     2,000,000
     3,000,000     2.75%, 10/25/02+ .........................          3,000,000
--------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $5,000,000) ..........          5,000,000
--------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 50.6%
     3,800,000   Advocare of South Carolina, Inc.
                   1.84%, 6/1/17 ............................          3,800,000
       400,000   Anaheim California Housing Authority
                   Multifamily Housing Revenue
                   (Cobblestone), 2.00%, 3/15/33 ............            400,000
     1,695,000   Arapahoe County, Colorado, Industrial
                   Development Revenue, (Cottrell)
                   Series B, 2.07%, 10/1/19 .................          1,695,000
       300,000   Asset Partners, Inc.
                   2.02%, 11/1/27 ...........................            300,000
     3,690,000   Breckenridge Terrace LLC
                   1.888%, 5/1/39 ...........................          3,690,000
       500,000   Bridgeton, Missouri Industrial
                   Development Authority Industrial
                     Revenue, (Gold Dust Project), Series B
                   2.46%, 3/1/21 ............................            500,000
     1,000,000   California Infrastructure and Economic
                   Development, (International Raisins
                   Project), Series B, 2.09%, 11/1/20 .......          1,000,000
     4,350,000   Colorado Housing Facilities Revenue
                   (Tenderfoot Seasonal Housing LLC)
                   Series A, 1.888%, 7/1/35 .................          4,350,000
                 Colorado Housing and Finance Authority
                   Economic Development Revenue:
       355,000     (De La Cruz Project), Series B
                   2.07%, 10/1/05 ...........................            355,000
       190,000   (Pemracs, Ltd.), Series B
                   1.99%, 4/1/21 ............................            190,000
                 Cunat Capital Corp.:
     1,280,000     Series 1997-C, 2.09%, 12/1/17 ............          1,280,000
     1,305,000     Series 1998-A, 2.05%, 12/1/28 ............          1,305,000
     3,000,000   Fox Valley Ice Arena LLC
                   2.02%, 7/1/27 ............................          3,000,000
       475,000   Kentucky Economic Development
                     Financing Authority Hospital Facilities
                   Revenue, (Highlands Regional Project)
                   Series B, 2.00%, 8/1/03 ..................            475,000
     1,810,000   Medical Properties, Inc., North Dakota
                   (Dakota Clinic Project), 2.05%,
                   12/22/24 .................................          1,810,000
     3,200,000   Mississippi Business Financial Corp.
                   Industrial Development Revenue
                   (Royal Vendors, Inc. Project)
                   2.04%, 6/1/24 ............................          3,200,000
     5,265,000   Montgomery, Alabama Industrial
                   Development Board of Revenue
                   (Jenkins Brick Co.), Series A
                   1.94%, 9/1/14 ............................          5,265,000


SEE NOTES TO SCHEDULES OF INVESTMENTS.

56 Janus Aspen Series June 30, 2002

SCHEDULE OF INVESTMENTS (UNAUDITED)

Shares or Principal Amount                                          Market Value
================================================================================
Taxable Variable Rate Demand Notes - (continued)
$    1,400,000   New York City, New York Industrial
                   Development Agency, (G.A.F. Seelig, Inc.
                   Project), 1.99%, 7/1/03 ..................    $     1,400,000
     1,700,000   Pasadena California COPS, (Los Robles
                    Avenue Parking Facility Project)
                   2.20%, 11/1/12 ...........................          1,700,000
     1,685,000   Post Properties, Ltd., Series 2000
                   1.96%, 7/1/20 ............................          1,685,000
     6,300,000   Stone-Lee Partners LLC
                   1.89%, 6/1/21 ............................          6,300,000
     2,440,000   Washington, Missouri Industrial
                   Development Authority Industrial
                   Revenue, (Pauwels Project)
                   2.21%, 12/1/19 ...........................          2,440,000
     4,095,000   Watertown Crossing LLC
                   1.99%, 5/1/27 ............................          4,095,000
--------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost
 $50,235,000) ...............................................         50,235,000
--------------------------------------------------------------------------------
Total Investments (total cost $98,220,179) - 98.9% ..........         98,220,179
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities -
 1.1% .......................................................          1,056,341
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $    99,276,520
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                             Janus Aspen Series June 30, 2002 57

STATEMENTS OF ASSETS AND LIABILITIES

                                                          Janus Aspen     Janus Aspen     Janus Aspen
As of June 30, 2002 (unaudited)           Janus Aspen      Aggressive       Capital          Core         Janus Aspen
(all numbers in thousands except            Growth          Growth        Appreciation      Equity          Balanced
net asset value per share)                 Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                     $  2,376,192    $  1,869,424    $  1,144,433    $     12,708    $  3,658,149

  Investments at value:                   $  2,174,892    $  1,761,365    $  1,089,269    $     12,431    $  3,597,621
    Cash                                         4,481           1,431             729              15           1,014
    Receivables:
      Investments sold                          16,902           3,718           7,994             641          62,845
      Portfolio shares sold                      1,607           1,750             982              --           6,052
      Dividends                                    581             267              --              14           1,846
      Interest                                       2              13              27               1          20,738
      Due from Advisor                              --              --              --              --              --
    Other assets                                     3              --              --              --              --
  Variation Margin                                  --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
Total Assets                                 2,198,468       1,768,544       1,099,001          13,102       3,690,116
----------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                     29,600           2,301           3,899             288          41,714
      Portfolio shares repurchased               3,733           3,507           6,521               1           1,941
      Advisory fees                              1,221             979             598              --           1,978
    Accrued expenses                               149             111             148               8              62
  Forward currency contracts                        --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
Total Liabilities                               34,703           6,898          11,166             297          45,695
----------------------------------------------------------------------------------------------------------------------
Net Assets                                $  2,163,765    $  1,761,646    $  1,087,835    $     12,805    $  3,644,421
----------------------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares         $  1,938,422    $  1,610,901    $    643,097    $     11,900    $  3,404,690
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)              115,506          90,734          33,463             788         157,651
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      16.78    $      17.75    $      19.22    $      15.10    $      21.58
----------------------------------------------------------------------------------------------------------------------
Net Assets - Service Shares               $    225,343    $    150,745    $    444,738    $        905    $    239,731
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)               13,527           8,599          23,307              60          10,741
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      16.66    $      17.53    $      19.08    $      14.99    $      22.32
----------------------------------------------------------------------------------------------------------------------
Net Assets - Service II Shares*                    N/A             N/A             N/A             N/A             N/A
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)*                 N/A             N/A             N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share                        N/A             N/A             N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------


*Net Assets - Service II Shares and Shares Outstanding are not in thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

58 Janus Aspen Series June 30, 2002

                                          Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen     Janus Aspen
As of June 30, 2002 (unaudited)            Growth and      Strategic     International     Worldwide        Global
(all numbers in thousands except            Income           Value          Growth          Growth       Life Sciences
net asset value per share)                 Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                     $    167,784    $     27,595    $  1,384,848    $  5,094,548    $     37,888

  Investments at value:                   $    156,458    $     26,284    $  1,355,937    $  5,083,440    $     37,842
    Cash                                            44             150           8,741           5,476              75
    Receivables:
      Investments sold                             682              --           6,041          24,122             330
      Portfolio shares sold                          1              43           7,054          10,998              --
      Dividends                                    157               8           2,687           8,633              44
      Interest                                     138               9              16              47              --
      Due from Advisor                              --              --              --              --              --
    Other assets                                     1              --               3              11              --
  Variation Margin                                  --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------
Total Assets                                   157,481          26,494       1,380,479       5,132,727          38,291
----------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                      1,479             776          13,074          76,126             208
      Portfolio shares repurchased                 707              43          71,918          28,203             282
      Advisory fees                                 86              14             688           2,739              21
    Accrued expenses                                42               5             216             383              18
  Forward currency contracts                        --              28           1,326           4,389             110
----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                2,314             866          87,222         111,840             639
----------------------------------------------------------------------------------------------------------------------
Net Assets                                $    155,167    $     25,628    $  1,293,257    $  5,020,887    $     37,652
----------------------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares         $     72,707    $      5,186    $    763,142    $  4,816,315    $      4,321
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)                5,483             628          37,140         194,875             686
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      13.26    $       8.25    $      20.55    $      24.71    $       6.30
----------------------------------------------------------------------------------------------------------------------
Net Assets - Service Shares               $     82,460    $     20,442    $    512,508    $    204,563    $     33,331
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)                6,218           2,466          25,137           8,325           5,308
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $      13.26    $       8.29    $      20.39    $      24.57    $       6.28
----------------------------------------------------------------------------------------------------------------------
Net Assets - Service II Shares*                    N/A             N/A    $ 17,607,236    $      8,684             N/A
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)*                 N/A             N/A         861,051             352             N/A
----------------------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share                        N/A             N/A    $      20.45    $      24.67             N/A
----------------------------------------------------------------------------------------------------------------------

                                          Janus Aspen     Janus Aspen     Janus Aspen
As of June 30, 2002 (unaudited)              Global         Global          Flexible      Janus Aspen
(all numbers in thousands except           Technology        Value           Income       Money Market
net asset value per share)                 Portfolio       Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------------------------------
Assets:
  Investments at cost                     $    262,215    $      3,534    $    426,167    $     98,220

  Investments at value:                   $    188,877    $      3,610    $    432,766    $     98,220
    Cash                                            75              56           3,149               5
    Receivables:
      Investments sold                           2,481             186           6,388              --
      Portfolio shares sold                        650              38           3,079             834
      Dividends                                     45               5              --              --
      Interest                                      57              --           7,398             227
      Due from Advisor                              --               3              --              --
    Other assets                                    --              --              --              15
  Variation Margin                                  --              --               3              --
------------------------------------------------------------------------------------------------------
Total Assets                                   192,185           3,898         452,783          99,301
------------------------------------------------------------------------------------------------------
Liabilities:
    Payables:
      Investments purchased                      1,857              37           6,070              --
      Portfolio shares repurchased               1,510              --             843               3
      Advisory fees                                106               2             222              20
    Accrued expenses                                56               7              32               1
  Forward currency contracts                       126              46              --              --
------------------------------------------------------------------------------------------------------
Total Liabilities                                3,655              92           7,167              24
------------------------------------------------------------------------------------------------------
Net Assets                                $    188,530    $      3,806    $    445,616    $     99,277
------------------------------------------------------------------------------------------------------
Net Assets - Institutional Shares         $      3,988             N/A    $    437,685    $     99,266
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)                1,449             N/A          37,315          99,265
------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $       2.75             N/A    $      11.73    $       1.00
------------------------------------------------------------------------------------------------------
Net Assets - Service Shares               $    178,015    $      3,806    $      7,931    $         11
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)               61,993             354             650              11
------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $       2.87    $      10.76    $      12.19    $       1.00
------------------------------------------------------------------------------------------------------
Net Assets - Service II Shares*           $  6,527,451             N/A             N/A             N/A
  Shares Outstanding, $0.001 Par Value
    (unlimited shares authorized)*           2,242,432             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------
  Net Asset Value Per Share               $       2.91             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------


*Net Assets - Service II Shares and Shares Outstanding are not in thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 59

STATEMENTS OF OPERATIONS

                                                                        Janus Aspen    Janus Aspen    Janus Aspen
                                                         Janus Aspen     Aggressive      Capital          Core       Janus Aspen
For the six months ended June 30, 2002                     Growth          Growth      Appreciation     Equity         Balanced
(unaudited) (all numbers in thousands)                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                $      191     $    3,251     $    2,406     $       16     $   45,555
  Dividends                                                    6,886          2,020          5,476             87         13,056
  Foreign tax withheld                                          (66)             --          (100)            (1)          (120)
--------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                        7,011          5,271          7,782            102         58,491
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                8,263          6,474          3,865             45         11,915
  Transfer agent expenses                                         --             11              1              1              6
  Registration fees                                               62             46             43             35             49
  System fees                                                      8              7              9              8             11
  Custodian fees                                                  78             59             33             14            116
  Insurance expense                                                4              4              2             --              5
  Audit fees                                                      10              8              6              7              7
  Distribution fees - Service Shares                             304            203            595              1            271
  Distribution fees - Service II Shares                          N/A            N/A            N/A            N/A            N/A
  Other expenses                                                  81             67             41              3             17
--------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                 8,810          6,879          4,595            114         12,397
--------------------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                         (13)           (87)           (13)             --           (31)
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                   8,797          6,792          4,582            114         12,366
--------------------------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                      --             --             --           (26)             --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                               8,797          6,792          4,582             88         12,366
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                 (1,786)        (1,521)          3,200             14         46,125
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/
 (Loss) on Investments:
  Net realized gain/(loss)
    from securities transactions                           (159,063)      (400,389)      (106,368)          (175)       (68,279)
  Net realized gain/(loss) from
    foreign currency translations                                 29             --             --             --             10
  Net realized gain/(loss) from futures contracts                 --             --             --             --             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations       (252,764)       (30,656)         16,578          (874)       (99,715)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments and foreign currency translations            (411,798)      (431,045)       (89,790)        (1,049)      (167,984)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                               $(413,584)     $(432,566)     $ (86,590)     $  (1,035)     $(121,859)
--------------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

60 Janus Aspen Series June 30, 2002

                                                         Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen    Janus Aspen
                                                          Growth and     Strategic    International    Worldwide        Global
For the six months ended June 30, 2002                      Income         Value          Growth         Growth     Life Sciences
(unaudited) (all numbers in thousands)                    Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                $      367     $       44     $      760     $    4,795     $       12
  Dividends                                                      912            106         13,234         42,361             85
  Foreign tax withheld                                           (7)            (1)        (1,381)        (3,487)            (4)
--------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                        1,272            149         12,613         43,669             93
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                  561             81          4,476         17,990            146
  Transfer agent expenses                                          2              2             --              5              1
  Registration fees                                               33             28             40            138              1
  System fees                                                      7              7              7             10              7
  Custodian fees                                                  25             11            489            934             16
  Insurance expense                                               --             --              6             15             --
  Audit fees                                                       6              4              5              8              5
  Distribution fees - Service Shares                             110             24            683            237             50
  Distribution fees - Service II Shares                          N/A            N/A              4             --            N/A
  Other expenses                                                   9              6             44            174              4
--------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                   753            163          5,754         19,511            230
--------------------------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                          (1)             --           (24)           (21)             --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                     752            163          5,730         19,490            230
--------------------------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                      --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                                 752            163          5,730         19,490            230
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                     520           (14)          6,883         24,179          (137)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/
 (Loss) on Investments:
  Net realized gain/(loss)
    from securities transactions                             (9,898)        (1,035)      (131,558)      (439,434)        (4,758)
  Net realized gain/(loss) from
    foreign currency translations                                 --            (8)        (7,676)        (7,560)          (242)
  Net realized gain/(loss) from futures contracts                 --             --             --             --             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations         (9,468)        (1,952)       (24,327)      (335,441)        (4,192)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments and foreign currency translations             (19,366)        (2,995)      (163,561)      (782,435)        (9,192)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                               $ (18,846)     $  (3,009)     $(156,678)     $(758,256)     $  (9,329)
--------------------------------------------------------------------------------------------------------------------------------

                                                         Janus Aspen    Janus Aspen    Janus Aspen
                                                            Global         Global        Flexible     Janus Aspen
For the six months ended June 30, 2002                    Technology       Value          Income      Money Market
(unaudited) (all numbers in thousands)                    Portfolio      Portfolio      Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                                $      347     $        2     $   12,597     $    1,023
  Dividends                                                      531             22             57             --
  Foreign tax withheld                                          (54)            (2)             --             --
-----------------------------------------------------------------------------------------------------------------
Total Investment Income                                          824             22         12,654          1,023
-----------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                  800              8          1,265            118
  Transfer agent expenses                                          2              1              2              2
  Registration fees                                               --             --             53             29
  System fees                                                      7              7              8              7
  Custodian fees                                                  28              8             28              3
  Insurance expense                                               --             --             --             --
  Audit fees                                                       4              5              6              3
  Distribution fees - Service Shares                             300              3              5             --
  Distribution fees - Service II Shares                            2            N/A            N/A            N/A
  Other expenses                                                   9              3             17              6
-----------------------------------------------------------------------------------------------------------------
Total Expenses                                                 1,152             35          1,384            168
-----------------------------------------------------------------------------------------------------------------
Expense and Fee Offsets                                          (5)             --            (4)             --
-----------------------------------------------------------------------------------------------------------------
Net Expenses                                                   1,147             35          1,380            168
-----------------------------------------------------------------------------------------------------------------
Excess Expense Reimbursement                                      --           (16)             --             --
-----------------------------------------------------------------------------------------------------------------
Net Expenses After Reimbursement                               1,147             19          1,380            168
-----------------------------------------------------------------------------------------------------------------
Net Investment Income/(Loss)                                   (323)              3         11,274            855
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/
 (Loss) on Investments:
  Net realized gain/(loss)
    from securities transactions                            (67,504)             40        (3,522)              1
  Net realized gain/(loss) from
    foreign currency translations                              (375)            (3)             --             --
  Net realized gain/(loss) from futures contracts                 --             --          (951)             --
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations        (15,127)           (52)          6,133             --
-----------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on
  Investments and foreign currency translations             (83,006)           (15)          1,660              1
-----------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                               $ (83,329)     $     (12)     $   12,934     $      856
-----------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                                      Growth                       Aggressive Growth
(unaudited) and for the fiscal year ended                            Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002             2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $    (1,786)     $      1,846     $    (1,521)     $    (6,295)
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                         (159,034)        (864,484)        (400,389)      (1,447,067)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations          (252,764)         (57,057)         (30,656)         (12,668)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                   (413,584)        (919,695)        (432,566)      (1,466,030)
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                             --          (1,848)               --               --
  Net realized gain from investment transactions*                    --          (6,012)               --               --
  Tax Return of Capital*                                             --             (80)               --               --
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                        --          (7,940)               --               --
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                        234,691          477,755          205,326          648,763
    Service Shares                                               52,669          192,816          148,579          212,264
    Service II Shares                                               N/A              N/A              N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                             --            7,645               --               --
    Service Shares                                                   --              295               --               --
    Service II Shares                                               N/A              N/A              N/A              N/A
  Shares repurchased
    Institutional Shares                                      (415,052)        (634,488)        (301,759)        (634,877)
    Service Shares                                             (22,925)         (22,885)        (132,323)         (97,634)
    Service II Shares                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions       (150,617)           21,138         (80,177)          128,516
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                         (564,201)        (906,497)        (512,743)      (1,337,514)
Net Assets:
  Beginning of period                                         2,727,966        3,634,463        2,274,389        3,611,903
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $  2,163,765     $  2,727,966     $  1,761,646     $  2,274,389
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $  3,449,301     $  3,599,918     $  4,089,667     $  4,169,844
  Undistributed net investment income/(loss)*                   (1,787)              (1)          (1,521)               --
  Undistributed net realized gain/(loss)
    from investments*                                       (1,082,449)        (923,415)      (2,218,441)      (1,818,052)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                         (201,300)          51,464         (108,059)         (77,403)
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $  2,163,765     $  2,727,966     $  1,761,646     $  2,274,389
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                    12,193           21,018           10,398           24,285
  Reinvested dividends and distributions                             --              332               --               --
--------------------------------------------------------------------------------------------------------------------------
Total                                                            12,193           21,350           10,398           24,285
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                           (21,954)         (29,402)         (15,434)         (24,548)
Net Increase/(Decrease) in Portfolio Shares                     (9,761)          (8,052)          (5,036)            (263)
Shares Outstanding, Beginning of Period                         125,267          133,319           95,770           96,033
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                               115,506          125,267           90,734           95,770
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                 2,769,274        9,086,376        7,625,621        8,375,264
  Reinvested dividends and distributions                             --           12,711               --               --
--------------------------------------------------------------------------------------------------------------------------
Total                                                         2,769,274        9,099,087        7,625,621        8,375,264
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                        (1,234,801)      (1,076,388)      (6,835,287)      (4,072,756)
Net Increase/(Decrease) in Portfolio Shares                   1,534,473        8,022,699          790,334        4,302,508
Shares Outstanding, Beginning of Period                      11,992,889        3,970,190        7,808,684        3,506,176
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                            13,527,362       11,992,889        8,599,018        7,808,684
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A              N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A              N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A              N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $    523,859     $  1,557,267     $    596,502     $  2,579,311
  Proceeds from sales of securities                             584,456        1,395,245          696,297        2,453,335
  Purchases of long-term U.S. government obligations                 --               --               --               --
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --               --               --


* See Note 3 in Notes to Financial Statements.
(1) Transactions in Portfolio Shares - Service and Service II Shares numbers are not in thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

62 Janus Aspen Series June 30, 2002

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                               Capital Appreciation                   Core Equity
(unaudited) and for the fiscal year ended                            Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002             2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $      3,200     $     11,738     $         14     $         90
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                         (106,368)        (306,784)            (175)          (1,602)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations             16,578         (68,416)            (874)            (495)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                    (86,590)        (363,462)          (1,035)          (2,007)
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                        (3,290)         (15,054)              (8)             (97)
  Net realized gain from investment transactions*                    --               --               --            (504)
  Tax Return of Capital*                                             --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                   (3,290)         (15,054)              (8)            (601)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                         62,409          199,630            1,628            1,725
    Service Shares                                               72,135          335,804              345              941
    Service II Shares                                               N/A              N/A              N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                          2,358           10,470                8              578
    Service Shares                                                  932            4,529               --               23
    Service II Shares                                               N/A              N/A              N/A              N/A
  Shares repurchased
    Institutional Shares                                      (144,270)        (204,933)          (1,401)          (2,863)
    Service Shares                                             (90,496)        (230,798)            (337)            (209)
    Service II Shares                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions        (96,932)          114,702              243              195
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                         (186,812)        (263,814)            (800)          (2,413)
Net Assets:
  Beginning of period                                         1,274,647        1,538,461           13,605           16,018
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $  1,087,835     $  1,274,647     $     12,805     $     13,605
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $  1,726,554     $  1,823,486     $     15,083     $     14,840
  Undistributed net investment income/(loss)*                       801              891               12                6
  Undistributed net realized gain/(loss)
    from investments*                                         (584,357)        (477,989)          (2,013)          (1,838)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                          (55,163)         (71,741)            (277)              597
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $  1,087,835     $  1,274,647     $     12,805     $     13,605
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                     3,129            8,561               98               97
  Reinvested dividends and distributions                            123              475                1               33
--------------------------------------------------------------------------------------------------------------------------
Total                                                             3,252            9,036               99              130
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                            (7,266)          (9,284)             (88)            (172)
Net Increase/(Decrease) in Portfolio Shares                     (4,014)            (248)               11             (42)
Shares Outstanding, Beginning of Period                          37,477           37,725              777              819
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                33,463           37,477              788              777
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                 3,614,040       14,634,510           21,519           55,115
  Reinvested dividends and distributions                         49,092          204,508               --            1,358
--------------------------------------------------------------------------------------------------------------------------
Total                                                         3,663,132       14,839,018           21,519           56,473
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                        (4,573,017)     (10,512,406)         (21,283)         (12,431)
Net Increase/(Decrease) in Portfolio Shares                   (909,885)        4,326,612              236           44,042
Shares Outstanding, Beginning of Period                      24,217,036       19,890,424           60,122           16,080
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                            23,307,151       24,217,036           60,358           60,122
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A              N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A              N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A              N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $    260,350     $  1,239,236     $      5,695     $     15,571
  Proceeds from sales of securities                             281,853          737,427            5,410           14,391
  Purchases of long-term U.S. government obligations                 --               --              105              569
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --              198              455

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                                      Balanced                     Growth and Income
(unaudited) and for the fiscal year ended                            Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002             2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $     46,125     $     99,910     $        520     $      1,926
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                          (68,269)        (173,368)          (9,898)         (28,735)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations           (99,715)         (94,659)          (9,468)            (312)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                   (121,859)        (168,117)         (18,846)         (27,121)
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                       (41,178)         (92,483)            (463)          (2,121)
  Net realized gain from investment transactions*                    --               --               --               --
  Tax Return of Capital*                                             --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                  (41,178)         (92,483)            (463)          (2,121)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                        221,992          492,436            2,254            6,926
    Service Shares                                               67,558          160,527           16,251           56,233
    Service II Shares                                               N/A              N/A              N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                         38,949           89,993              276            1,432
    Service Shares                                                2,229            2,490              187              689
    Service II Shares                                               N/A              N/A              N/A              N/A
  Shares repurchased
    Institutional Shares                                      (129,384)        (253,880)         (13,146)         (21,655)
    Service Shares                                             (11,888)         (13,979)          (9,159)         (14,594)
    Service II Shares                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions         189,456          477,587          (3,337)           29,031
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                            26,419          216,987         (22,646)            (211)
Net Assets:
  Beginning of period                                         3,618,002        3,401,015          177,813          178,024
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $  3,644,421     $  3,618,002     $    155,167     $    177,813
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $  3,955,389     $  3,765,933     $    209,300     $    212,637
  Undistributed net investment income/(loss)*                    10,489            5,542              141               84
  Undistributed net realized gain/(loss)
    from investments*                                         (260,929)        (192,660)         (42,950)         (33,052)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                          (60,528)          39,187          (11,324)          (1,856)
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $  3,644,421     $  3,618,002     $    155,167     $    177,813
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                     9,855           21,063              155              438
  Reinvested dividends and distributions                          1,808            3,937               21               92
--------------------------------------------------------------------------------------------------------------------------
Total                                                            11,663           25,000              176              530
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                            (5,781)         (11,132)            (923)          (1,411)
Net Increase/(Decrease) in Portfolio Shares                       5,882           13,868            (747)            (881)
Shares Outstanding, Beginning of Period                         151,769          137,901            6,230            7,111
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                               157,651          151,769            5,483            6,230
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                 2,903,671        6,795,702        1,129,127        3,516,345
  Reinvested dividends and distributions                        100,148          106,048           14,220           44,389
--------------------------------------------------------------------------------------------------------------------------
Total                                                         3,003,819        6,901,750        1,143,347        3,560,734
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                          (515,611)        (600,570)        (651,459)        (958,747)
Net Increase/(Decrease) in Portfolio Shares                   2,488,208        6,301,180          491,888        2,601,987
Shares Outstanding, Beginning of Period                       8,252,424        1,951,244        5,726,140        3,124,153
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                            10,740,632        8,252,424        6,218,028        5,726,140
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A              N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A              N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A              N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $  1,008,706     $  2,808,283     $     37,634     $    115,281
  Proceeds from sales of securities                             881,703        2,117,439           30,798           77,413
  Purchases of long-term U.S. government obligations            694,542        1,209,543            3,772            5,900
  Proceeds from sales of long-term
    U.S. government obligations                                 667,755        1,353,291            4,012            4,006

                                                                     Janus Aspen
For the six months ended June 30                                  Strategic Value
(unaudited) and for the fiscal year ended                            Portfolio

December 31, 2001 (all numbers in thousands)                   2002             2001
----------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $       (14)     $         38
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                           (1,043)          (1,888)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations            (1,952)              545
----------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                     (3,009)          (1,305)
----------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                             --             (46)
  Net realized gain from investment transactions*                    --               --
  Tax Return of Capital*                                             --              (3)
----------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                        --             (49)
----------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                          2,415            5,015
    Service Shares                                               10,894           17,863
    Service II Shares                                               N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                             --               30
    Service Shares                                                   --               19
    Service II Shares                                               N/A              N/A
  Shares repurchased
    Institutional Shares                                        (1,684)          (3,819)
    Service Shares                                              (3,653)          (3,177)
    Service II Shares                                               N/A              N/A
----------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions           7,972           15,931
----------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                             4,963           14,577
Net Assets:
  Beginning of period                                            20,665            6,088
----------------------------------------------------------------------------------------
  End of period                                            $     25,628     $     20,665
----------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $     30,075     $     22,103
  Undistributed net investment income/(loss)*                      (14)               --
  Undistributed net realized gain/(loss)
    from investments*                                           (3,094)          (2,051)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                           (1,339)              613
----------------------------------------------------------------------------------------
Total Net Assets                                           $     25,628     $     20,665
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                       262              501
  Reinvested dividends and distributions                             --                3
----------------------------------------------------------------------------------------
Total                                                               262              504
----------------------------------------------------------------------------------------
  Shares Repurchased                                              (188)            (405)
Net Increase/(Decrease) in Portfolio Shares                          74               99
Shares Outstanding, Beginning of Period                             554              455
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   628              554
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                 1,169,147        1,884,765
  Reinvested dividends and distributions                             --            1,936
----------------------------------------------------------------------------------------
Total                                                         1,169,147        1,886,701
----------------------------------------------------------------------------------------
  Shares Repurchased                                          (402,951)        (340,528)
Net Increase/(Decrease) in Portfolio Shares                     766,196        1,546,173
Shares Outstanding, Beginning of Period                       1,699,401          153,228
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                             2,465,597        1,699,401
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A
----------------------------------------------------------------------------------------
Total                                                               N/A              N/A
----------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A
----------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $     18,096     $     20,081
  Proceeds from sales of securities                               5,947            8,816
  Purchases of long-term U.S. government obligations                 --               --
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --


* See Note 3 in Notes to Financial Statements.
(1) Transactions in Portfolio Shares - Service and Service II Shares numbers are not in thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 63

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                               International Growth                Worldwide Growth
(unaudited) and for the fiscal year or period ended                  Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002             2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $      6,883     $     12,706     $     24,179     $     50,509
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                         (139,234)        (373,189)        (446,994)      (1,250,946)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations           (24,327)         (34,409)        (335,441)        (566,073)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                   (156,678)        (394,892)        (758,256)      (1,766,510)
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                        (5,395)         (12,432)         (19,883)         (30,871)
  Net realized gain from investment transactions*                    --               --               --               --
  Tax Return of Capital*                                             --          (1,196)               --               --
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                   (5,395)         (13,628)         (19,883)         (30,871)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                      1,143,622        1,334,758        1,178,790        1,868,238
    Service Shares                                            1,744,133        2,075,701          611,508          557,231
    Service II Shares                                            19,533              N/A               10              N/A
  Reinvested dividends and distributions
    Institutional Shares                                          3,496            9,883           19,347           30,505
    Service Shares                                                1,887            3,745              536              365
    Service II Shares                                                12              N/A               --              N/A
  Shares repurchased
    Institutional Shares                                    (1,151,929)      (1,356,535)      (1,337,179)      (2,122,925)
    Service Shares                                          (1,716,173)      (1,903,124)        (553,106)        (432,833)
    Service II Shares                                           (1,037)              N/A               --              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions          43,544          164,428         (80,094)         (99,419)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                         (118,529)        (244,092)        (858,233)      (1,896,800)
Net Assets:
  Beginning of period                                         1,411,786        1,655,878        5,879,120        7,775,920
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $  1,293,257     $  1,411,786     $  5,020,887     $  5,879,120
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $  1,917,191     $  1,873,647     $  6,876,581     $  6,956,675
  Undistributed net investment income/(loss)*                     1,424             (64)            7,699            3,403
  Undistributed net realized gain/(loss)
    from investments*                                         (595,293)        (456,059)      (1,848,283)      (1,401,289)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                          (30,065)          (5,738)         (15,110)          320,331
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $  1,293,257     $  1,411,786     $  5,020,887     $  5,879,120
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                    51,681           52,830           43,492           59,161
  Reinvested dividends and distributions                            173              399              794            1,020
--------------------------------------------------------------------------------------------------------------------------
Total                                                            51,854           53,229           44,286           60,181
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                           (51,778)         (53,661)         (49,385)         (68,537)
Net Increase/(Decrease) in Portfolio Shares                          76            (432)          (5,099)          (8,356)
Shares Outstanding, Beginning of Period                          37,064           37,496          199,974          208,330
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                37,140           37,064          194,875          199,974
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                79,398,364       85,065,105       22,867,306       18,926,181
  Reinvested dividends and distributions                         94,248          150,227           22,104           12,032
--------------------------------------------------------------------------------------------------------------------------
Total                                                        79,492,612       85,215,332       22,889,410       18,938,213
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                       (77,611,488)     (78,187,459)     (20,604,590)     (14,849,982)
Net Increase/(Decrease) in Portfolio Shares                   1,881,124        7,027,873        2,284,820        4,088,231
Shares Outstanding, Beginning of Period                      23,255,895       16,228,022        6,039,918        1,951,687
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                            25,137,019       23,255,895        8,324,738        6,039,918
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                   907,778              N/A              351              N/A
  Reinvested dividends and distributions                            613              N/A                1              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                           908,391              N/A              352              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                           (47,340)              N/A               --              N/A
Net Increase/(Decrease) in Portfolio Shares                     861,051              N/A              352              N/A
Shares Outstanding, Beginning of Period                              --              N/A               --              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                               861,051              N/A              352              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $    522,270     $  1,185,481     $  2,082,340     $  5,712,901
  Proceeds from sales of securities                             479,406          808,446        2,291,099        4,697,653
  Purchases of long-term U.S. government obligations                 --               --               --               --
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --               --               --


*See Note 3 in Notes to Financial Statements.
(1) Transactions in Portfolio Shares - Service and Service II Shares numbers are not in thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

64 Janus Aspen Series June 30, 2002

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                                Global Life Sciences               Global Technology
(unaudited) and for the fiscal year or period ended                  Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002             2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $      (137)     $      (176)     $      (323)     $      1,335
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                           (5,000)          (9,994)         (67,879)        (255,206)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations            (4,192)              379         (15,127)           92,879
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                     (9,329)          (9,791)         (83,329)        (160,992)
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                             --              (3)               --          (2,265)
  Net realized gain from investment transactions*                    --               --               --               --
  Tax Return of Capital*                                             --              (6)               --             (23)
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                        --              (9)               --          (2,288)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                            312            3,221            2,471            6,263
    Service Shares                                                7,837           32,095           76,011          339,553
    Service II Shares                                               N/A              N/A            7,805              N/A
  Reinvested dividends and distributions
    Institutional Shares                                             --                9               --              295
    Service Shares                                                   --               --               --            1,993
    Service II Shares                                               N/A              N/A               --              N/A
  Shares repurchased
    Institutional Shares                                          (911)          (6,406)          (2,471)         (34,417)
    Service Shares                                             (10,390)         (27,975)        (104,120)        (267,155)
    Service II Shares                                               N/A              N/A            (583)              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions         (3,152)              944         (20,887)           46,532
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                          (12,481)          (8,856)        (104,216)        (116,748)
Net Assets:
  Beginning of period                                            50,133           58,989          292,746          409,494
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $     37,652     $     50,133     $    188,530     $    292,746
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $     54,213     $     57,364     $    640,788     $    661,675
  Undistributed net investment income/(loss)*                     (138)               --            (368)             (45)
  Undistributed net realized gain/(loss)
    from investments*                                          (16,271)         (11,271)        (378,428)        (310,549)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                             (152)           4,040          (73,462)         (58,335)
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $     37,652     $     50,133     $    188,530     $    292,746
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                        44              428              704            1,276
  Reinvested dividends and distributions                             --                1               --               66
--------------------------------------------------------------------------------------------------------------------------
Total                                                                44              429              704            1,342
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                              (127)            (840)            (702)          (5,277)
Net Increase/(Decrease) in Portfolio Shares                        (83)            (411)                2          (3,935)
Shares Outstanding, Beginning of Period                             769            1,180            1,447            5,382
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   686              769            1,449            1,447
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                 1,105,845        4,176,893       20,516,872       72,489,148
  Reinvested dividends and distributions                             --               --               --          421,245
--------------------------------------------------------------------------------------------------------------------------
Total                                                         1,105,845        4,176,893       20,516,872       72,910,393
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                        (1,492,750)      (3,639,459)     (28,957,554)     (59,678,381)
Net Increase/(Decrease) in Portfolio Shares                   (386,905)          537,434      (8,440,682)       13,232,012
Shares Outstanding, Beginning of Period                       5,694,565        5,157,131       70,433,790       57,201,778
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                             5,307,660        5,694,565       61,993,108       70,433,790
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A        2,424,557              N/A
  Reinvested dividends and distributions                            N/A              N/A               --              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A        2,424,557              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A        (182,125)              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A        2,242,432              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A               --              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A        2,242,432              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $     17,759     $     52,563     $     92,097     $    273,734
  Proceeds from sales of securities                              20,233           46,616           76,759          233,432
  Purchases of long-term U.S. government obligations                 --               --               --               --
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --               --               --

                                                                    Janus Aspen                       Janus Aspen
For the six months ended June 30                                   Global Value                     Flexible Income
(unaudited) and for the fiscal year or period ended                  Portfolio                         Portfolio
December 31, 2001 (all numbers in thousands)                   2002            2001(2)           2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $          3     $          1     $     11,274     $     18,706
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                37               17          (4,473)            4,841
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations               (52)               82            6,133          (1,575)
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                         (12)             100           12,934           21,972
--------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                           (21)              (1)         (11,019)         (19,405)
  Net realized gain from investment transactions*                   (6)               --               --               --
  Tax Return of Capital*                                             --               --               --               --
--------------------------------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                      (27)              (1)         (11,019)         (19,405)
--------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                            N/A              N/A           97,979       188,617(3)
    Service Shares                                                1,807            2,008            6,198            1,869
    Service II Shares                                               N/A              N/A              N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                            N/A              N/A           10,923           19,327
    Service Shares                                                   27                1               96               78
    Service II Shares                                               N/A              N/A              N/A              N/A
  Shares repurchased
    Institutional Shares                                            N/A              N/A         (60,577)         (65,394)
    Service Shares                                                 (97)               --            (563)            (388)
    Service II Shares                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions           1,737            2,009           54,056          144,109
--------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                             1,698            2,108           55,971          146,676
Net Assets:
  Beginning of period                                             2,108               --          389,645          242,969
--------------------------------------------------------------------------------------------------------------------------
  End of period                                            $      3,806     $      2,108     $    445,616     $    389,645
--------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $      3,746     $      2,009     $    445,665     $    391,609
  Undistributed net investment income/(loss)*                      (18)               --            1,561            1,306
  Undistributed net realized gain/(loss)
    from investments*                                                48               17          (8,145)          (3,672)
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                30               82            6,535              402
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                           $      3,806     $      2,108     $    445,616     $    389,645
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                       N/A              N/A            8,277        15,929(3)
  Reinvested dividends and distributions                            N/A              N/A              931            1,673
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A            9,208           17,602
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A          (5,135)          (5,519)
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A            4,073           12,083
Shares Outstanding, Beginning of Period                             N/A              N/A           33,242           21,159
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A           37,315           33,242
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                   158,888          200,754          510,366          154,988
  Reinvested dividends and distributions                          2,568              135            7,891            6,561
--------------------------------------------------------------------------------------------------------------------------
Total                                                           161,456          200,889          518,257          161,549
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                            (8,631)               --         (46,271)         (32,039)
Net Increase/(Decrease) in Portfolio Shares                     152,825          200,889          471,986          129,510
Shares Outstanding, Beginning of Period                         200,889               --          178,394           48,884
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                               353,714          200,889          650,380          178,394
--------------------------------------------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A              N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Total                                                               N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A              N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A              N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A              N/A              N/A
--------------------------------------------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                  $      1,371     $      2,148     $    302,493     $    515,116
  Proceeds from sales of securities                                 526              216          293,144          421,975
  Purchases of long-term U.S. government obligations                 --               --          357,921          541,730
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --          314,226          505,846

                                                                     Janus Aspen
For the six months ended June 30                                   Money Market
(unaudited) and for the fiscal year or period ended                  Portfolio

December 31, 2001 (all numbers in thousands)                   2002             2001
----------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                             $        855     $      3,918
  Net realized gain/(loss) from investment transactions
    and foreign currency translations                                 1                3
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                 --               --
----------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets
  Resulting from Operations                                         856            3,921
----------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                          (855)          (3,918)
  Net realized gain from investment transactions*                    --              (3)
  Tax Return of Capital*                                             --               --
----------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                     (855)          (3,921)
----------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold
    Institutional Shares                                        138,594          307,440
    Service Shares                                                   --               --
    Service II Shares                                               N/A              N/A
  Reinvested dividends and distributions
    Institutional Shares                                            855            3,920
    Service Shares                                                   --                1
    Service II Shares                                               N/A              N/A
  Shares repurchased
    Institutional Shares                                      (140,415)        (281,937)
    Service Shares                                                   --               --
    Service II Shares                                               N/A              N/A
----------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions           (966)           29,424
----------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                             (965)           29,424
Net Assets:
  Beginning of period                                           100,242           70,818
----------------------------------------------------------------------------------------
  End of period                                            $     99,277     $    100,242
----------------------------------------------------------------------------------------
Net Assets Consist of:
  Capital (par value and paid-in surplus)*                 $     99,276     $    100,242
  Undistributed net investment income/(loss)*                        --               --
  Undistributed net realized gain/(loss)
    from investments*                                                 1               --
  Unrealized appreciation/(depreciation) of investments
    and foreign currency translations                                --               --
----------------------------------------------------------------------------------------
Total Net Assets                                           $     99,277     $    100,242
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Institutional Shares
  Shares sold                                                   138,594          307,440
  Reinvested dividends and distributions                            855            3,920
----------------------------------------------------------------------------------------
Total                                                           139,449          311,360
----------------------------------------------------------------------------------------
  Shares Repurchased                                          (140,415)        (281,937)
Net Increase/(Decrease) in Portfolio Shares                       (966)           29,423
Shares Outstanding, Beginning of Period                         100,231           70,808
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                99,265          100,231
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service Shares(1)
  Shares sold                                                        --               --
  Reinvested dividends and distributions                             84              422
----------------------------------------------------------------------------------------
Total                                                                84              422
----------------------------------------------------------------------------------------
  Shares Repurchased                                                 --               --
Net Increase/(Decrease) in Portfolio Shares                          84              422
Shares Outstanding, Beginning of Period                          11,022           10,600
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                11,106           11,022
----------------------------------------------------------------------------------------
Transactions in Portfolio Shares - Service II Shares(1)
  Shares sold                                                       N/A              N/A
  Reinvested dividends and distributions                            N/A              N/A
----------------------------------------------------------------------------------------
Total                                                               N/A              N/A
----------------------------------------------------------------------------------------
  Shares Repurchased                                                N/A              N/A
Net Increase/(Decrease) in Portfolio Shares                         N/A              N/A
Shares Outstanding, Beginning of Period                             N/A              N/A
----------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                   N/A              N/A
----------------------------------------------------------------------------------------
Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                            --               --
  Proceeds from sales of securities                                  --               --
  Purchases of long-term U.S. government obligations                 --               --
  Proceeds from sales of long-term
    U.S. government obligations                                      --               --


 *  See Note 3 in Notes to Financial Statements.
(1) Transactions in Portfolio Shares - Service and Service II Shares numbers are not in thousands.
(2) Period May 1, 2001 (inception) to December 31, 2001.
(3) See Note 1 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 65

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                            Janus Aspen Growth Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    19.89     $    26.48     $    33.65     $    23.54     $    18.48     $    15.51
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                   (.01)            .02            .05            .07            .05            .15
  Net gain/(loss) on securities
    (both realized and unrealized)              (3.10)         (6.56)         (4.59)          10.24           6.36           3.34
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (3.11)         (6.54)         (4.54)          10.31           6.41           3.49
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.01)          (.06)          (.06)          (.05)          (.15)
  Distributions (from capital gains)*               --          (.04)         (2.57)          (.14)         (1.30)          (.37)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.05)         (2.63)          (.20)         (1.35)          (.52)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    16.78     $    19.89     $    26.48     $    33.65     $    23.54     $    18.48
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (15.59)%       (24.73)%       (14.55)%         43.98%         35.66%         22.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $1,938,422     $2,490,954     $3,529,807     $2,942,649     $1,103,549     $  608,281
Average Net Assets for the Period
  (in thousands)                            $2,318,146     $2,911,331     $3,734,449     $1,775,373     $  789,454     $  477,914
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.67%          0.66%          0.67%          0.67%          0.68%          0.70%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.67%          0.66%          0.67%          0.67%          0.68%          0.69%
Ratio of Net Investment Income to
  Average Net Assets***                        (0.12)%          0.07%          0.19%          0.30%          0.26%          0.91%
Portfolio Turnover Rate***                         42%            48%            47%            53%            73%           122%

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                       Janus Aspen Aggressive Growth Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    21.98     $    36.30     $    59.70     $    27.64     $    20.55     $    18.24
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                   (.01)             --            .01             --             --             --
  Net gain/(loss) on securities
    (both realized and unrealized)              (4.22)        (14.32)        (17.08)          33.46           7.09           2.31
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (4.23)        (14.32)        (17.07)          33.46           7.09           2.31
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --             --             --             --             --             --
  Distributions (from capital gains)*               --             --         (4.58)         (1.40)             --             --
  Tax return of capital*                            --             --         (1.75)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --             --         (6.33)         (1.40)             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    17.75     $    21.98     $    36.30     $    59.70     $    27.64     $    20.55
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (19.24)%       (39.45)%       (31.82)%        125.40%         34.26%         12.66%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $1,610,901     $2,104,733     $3,485,768     $3,319,619     $  772,943     $  508,198
Average Net Assets for the Period
  (in thousands)                            $1,844,457     $2,508,186     $4,409,584     $1,476,445     $  576,444     $  418,464
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.67%          0.67%          0.66%          0.70%          0.75%          0.76%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.66%          0.66%          0.66%          0.69%          0.75%          0.76%
Ratio of Net Investment Income to
  Average Net Assets***                        (0.13)%        (0.22)%        (0.42)%        (0.50)%        (0.36)%        (0.10)%
Portfolio Turnover Rate***                         73%            99%            82%           105%           132%           130%


*   See Note 3 in Notes to Financial Statements.
** Total Return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

66 Janus Aspen Series June 30, 2002

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period                            Janus Aspen Capital Appreciation Portfolio
ended December 31                              2002           2001           2000           1999           1998          1997(1)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    20.72     $    26.79     $    33.17     $    19.94     $    12.62     $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .07            .22            .43            .12            .01            .05
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.50)         (6.01)         (6.43)          13.22           7.32           2.61
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.43)         (5.79)         (6.00)          13.34           7.33           2.66
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.07)          (.28)          (.37)          (.11)          (.01)          (.04)
  Distributions (from capital gains)*               --             --          (.01)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.07)          (.28)          (.38)          (.11)          (.01)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    19.22     $    20.72     $    26.79     $    33.17     $    19.94     $    12.62
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (6.90)%       (21.67)%       (18.18)%         67.00%         58.11%         26.60%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  643,097     $  776,553     $1,010,497     $  626,611     $   74,187     $    6,833
Average Net Assets for the Period
  (in thousands)                            $  719,615     $  855,499     $  954,279     $  257,422     $   25,964     $    2,632
Ratio of Gross Expenses to
  Average Net Assets***(2)                       0.67%          0.66%          0.67%          0.70%          0.92%          1.26%
Ratio of Net Expenses to
  Average Net Assets***(2)                       0.67%          0.66%          0.67%          0.70%          0.91%          1.25%
Ratio of Net Investment Income to
  Average Net Assets***                          0.64%          0.96%          1.60%          0.76%          0.27%          1.43%
Portfolio Turnover Rate***                         56%            67%            41%            52%            91%           101%


For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period                                Janus Aspen Core Equity Portfolio
ended December 31                              2002           2001           2000           1999           1998          1997(1)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    16.26     $    19.20     $    27.32     $    19.41     $    13.46     $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .02            .11            .07            .07            .02            .01
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.17)         (2.34)         (1.95)           7.99           6.16           3.46
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.15)         (2.23)         (1.88)           8.06           6.18           3.47
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.01)          (.12)          (.07)          (.06)          (.02)          (.01)
  Distributions (from capital gains)*               --          (.59)         (6.17)          (.09)          (.21)             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.01)          (.71)         (6.24)          (.15)          (.23)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    15.10     $    16.26     $    19.20     $    27.32     $    19.41     $    13.46
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (7.01)%       (11.75)%        (8.07)%         41.58%         46.24%         34.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $   11,900     $   12,634     $   15,712     $   18,975     $    9,017     $    3,047
Average Net Assets for the Period
  (in thousands)                            $   12,978     $   13,983     $   17,328     $   14,663     $    5,629     $    1,101
Ratio of Gross Expenses to
  Average Net Assets***(2)                       1.25%          1.13%          1.25%          1.25%          1.25%          1.25%
Ratio of Net Expenses to
  Average Net Assets***(2)                       1.25%          1.12%          1.25%          1.25%          1.25%          1.25%
Ratio of Net Investment Income to
  Average Net Assets***                          0.21%          0.63%          0.36%          0.31%          0.17%          0.35%
Portfolio Turnover Rate***                         89%           114%            95%           114%            79%           128%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) Period May 1, 1997 (inception) to December 31, 1997.
(2) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 67

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                           Janus Aspen Balanced Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    22.57     $    24.31     $    27.91     $    22.50     $    17.47     $    14.77
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .28            .65            .64            .59            .39            .34
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.02)         (1.78)         (1.22)           5.38           5.51           2.89
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 (.74)         (1.13)          (.58)           5.97           5.90           3.23
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.25)          (.61)          (.69)          (.56)          (.38)          (.35)
  Distributions (from capital gains)*               --             --         (2.31)             --          (.49)          (.18)
  Tax return of capital*                            --             --          (.02)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.25)          (.61)         (3.02)          (.56)          (.87)          (.53)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    21.58     $    22.57     $    24.31     $    27.91     $    22.50     $    17.47
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (3.19)%        (4.66)%        (2.27)%         26.76%         34.28%         22.10%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $3,404,690     $3,425,664     $3,352,381     $2,453,079     $  882,495     $  362,409
Average Net Assets for the Period
  (in thousands)                            $3,477,574     $3,361,832     $3,020,072     $1,583,635     $  555,002     $  176,432
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.66%          0.66%          0.66%          0.69%          0.74%          0.83%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.66%          0.66%          0.66%          0.69%          0.74%          0.82%
Ratio of Net Investment Income to
  Average Net Assets***                          2.53%          2.89%          3.15%          2.86%          2.41%          2.87%
Portfolio Turnover Rate***                         95%           114%            72%            92%            70%           139%

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period                     Janus Aspen Growth and Income Portfolio
ended December 31                              2002           2001           2000           1999          1998(2)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    14.87     $    17.41     $    20.77     $    11.96     $    10.00
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .06            .20            .19            .04            .02
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.62)         (2.52)         (3.08)           8.81           1.96
------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.56)         (2.32)         (2.89)           8.85           1.98
------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.05)          (.22)          (.16)          (.04)          (.02)
  Distributions (from capital gains)*               --             --          (.31)             --             --
------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.05)          (.22)          (.47)          (.04)          (.02)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    13.26     $    14.87     $    17.41     $    20.77     $    11.96
------------------------------------------------------------------------------------------------------------------
Total Return**                                (10.49)%       (13.37)%       (14.10)%         74.04%         19.80%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $   72,707     $   92,659     $  123,812     $   84,480     $    6,413
Average Net Assets for the Period
  (in thousands)                            $   85,408     $  105,243     $  124,282     $   28,838     $    2,883
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.74%          0.70%          0.78%          1.06%          1.25%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.74%          0.70%          0.78%          1.05%          1.25%
Ratio of Net Investment Income to
  Average Net Assets***                          0.73%          1.19%          1.07%          0.56%          0.66%
Portfolio Turnover Rate***                         44%            52%            37%            59%            62%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period May 1, 1998 (inception) to December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

68 Janus Aspen Series June 30, 2002

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period        Janus Aspen Strategic Value Portfolio
ended December 31                              2002           2001          2000(1)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     9.13     $     9.99     $    10.00
------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                      --            .05            .05
  Net gain/(loss) on securities
    (both realized and unrealized)               (.88)          (.86)          (.03)
------------------------------------------------------------------------------------
Total from Investment Operations                 (.88)          (.81)            .02
------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.05)          (.03)
  Distributions (from capital gains)*               --             --             --
------------------------------------------------------------------------------------
Total Distributions                                 --          (.05)          (.03)
------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     8.25     $     9.13     $     9.99
------------------------------------------------------------------------------------
Total Return**                                 (9.53)%        (8.12)%          0.20%
------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $    5,186     $    5,060     $    4,550
Average Net Assets for the Period
  (in thousands)                            $    5,470     $    5,537     $    3,243
Ratio of Gross Expenses to
  Average Net Assets***(2)                       1.11%          1.25%          1.25%
Ratio of Net Expenses to
  Average Net Assets***(2)                       1.11%          1.25%          1.25%
Ratio of Net Investment Income to
  Average Net Assets***                          0.08%          0.55%          0.97%
Portfolio Turnover Rate***                         57%            86%            47%

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                     Janus Aspen International Growth Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    23.47     $    30.90     $    38.67     $    21.27     $    18.48     $    15.72
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .12            .26            .62            .06            .13            .11
Net gain/(loss) on securities
  (both realized and unrealized)                (2.94)         (7.43)         (6.51)          17.40           3.07           2.80
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (2.82)         (7.17)         (5.89)          17.46           3.20           2.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.10)          (.26)          (.63)          (.06)          (.14)          (.11)
  Distributions (from capital gains)*               --             --          (.91)             --          (.27)          (.04)
  Tax return of capital*                            --             --          (.34)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.10)          (.26)         (1.88)          (.06)          (.41)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    20.55     $    23.47     $    30.90     $    38.67     $    21.27     $    18.48
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (12.03)%       (23.23)%       (15.94)%         82.27%         17.23%         18.51%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  763,142     $  869,983     $1,158,666     $  810,392     $  311,110     $  161,091
Average Net Assets for the Period
  (in thousands)                            $  834,229     $  962,343     $1,214,163     $  425,876     $  234,421     $   96,164
Ratio of Gross Expenses to
  Average Net Assets***(2)                       0.74%          0.71%          0.71%          0.77%          0.86%          0.96%
Ratio of Net Expenses to
  Average Net Assets***(2)                       0.73%          0.71%          0.71%          0.76%          0.86%          0.96%
Ratio of Net Investment Income to
  Average Net Assets***                          1.09%          0.95%          1.88%          0.26%          0.73%          0.70%
Portfolio Turnover Rate***                         76%            65%            67%            80%            93%            86%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) Period May 1, 2000 (inception) to December 31, 2000.
(2) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 69

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                       Janus Aspen Worldwide Growth Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    28.54     $    36.98     $    47.75     $    29.09     $    23.39     $    19.44
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .12            .24            .11            .07            .16            .16
  Net gain/(loss) on securities
    (both realized and unrealized)              (3.85)         (8.53)         (7.03)          18.65           6.59           4.14
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (3.73)         (8.29)         (6.92)          18.72           6.75           4.30
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.10)          (.15)          (.19)          (.06)          (.18)          (.19)
  Distributions (from capital gains)*               --             --         (3.52)             --          (.87)          (.16)
  Tax return of capital*                            --             --          (.14)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.10)          (.15)         (3.85)          (.06)         (1.05)          (.35)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    24.71     $    28.54     $    36.98     $    47.75     $    29.09     $    23.39
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (13.03)%       (22.44)%       (15.67)%         64.45%         28.92%         22.15%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $4,816,315     $5,707,728     $7,704,163     $6,496,773     $2,890,375     $1,576,548
Average Net Assets for the Period
  (in thousands)                            $5,389,958     $6,387,010     $8,255,166     $3,862,773     $2,217,695     $1,148,951
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.70%          0.69%          0.69%          0.71%          0.72%          0.74%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.70%          0.69%          0.69%          0.71%          0.72%          0.74%
Ratio of Net Investment Income to
  Average Net Assets***                          0.88%          0.78%          0.52%          0.20%          0.64%          0.67%
Portfolio Turnover Rate***                         84%            82%            66%            67%            77%            80%

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period     Janus Aspen Global Life Sciences Portfolio
ended December 31                              2002           2001          2000(2)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     7.77     $     9.31     $    10.00
------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                   (.01)            .02            .05
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.46)         (1.55)          (.72)
------------------------------------------------------------------------------------
Total from Investment Operations                (1.47)         (1.53)          (.67)
------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --             --          (.02)
  Distributions (from capital gains)*               --             --             --
  Tax return of capital*                            --          (.01)             --
------------------------------------------------------------------------------------
Total Distributions                                 --          (.01)          (.02)
------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     6.30     $     7.77     $     9.31
------------------------------------------------------------------------------------
Total Return**                                (18.92)%       (16.43)%        (6.70)%
------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $    4,321     $    5,972     $   10,984
Average Net Assets for the Period
  (in thousands)                            $    5,131     $    6,482     $    5,372
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.81%          0.81%          1.03%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.80%          0.81%          1.02%
Ratio of Net Investment Income to
  Average Net Assets***                        (0.39)%        (0.16)%          0.60%
Portfolio Turnover Rate***                         82%           109%           137%

*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period January 18, 2000 (inception) to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

70 Janus Aspen Series June 30, 2002

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year or period       Janus Aspen Global Technology Portfolio
ended December 31                              2002           2001          2000(1)
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     3.90     $     6.49     $    10.00
------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                      --            .19            .16
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.15)         (2.57)         (3.56)
------------------------------------------------------------------------------------
Total from Investment Operations                (1.15)         (2.38)         (3.40)
------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.21)          (.11)
  Distributions (from capital gains)*               --             --             --
------------------------------------------------------------------------------------
Total Distributions                                 --          (.21)          (.11)
------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     2.75     $     3.90     $     6.49
------------------------------------------------------------------------------------
Total Return**                                (29.49)%       (37.07)%       (34.03)%
------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $    3,988     $    5,643     $   34,950
Average Net Assets for the Period
  (in thousands)                            $    4,809     $    9,242     $   55,483
Ratio of Gross Expenses to
  Average Net Assets***(2)                       0.69%          0.68%          0.69%
Ratio of Net Expenses to
  Average Net Assets***(2)                       0.69%          0.67%          0.69%
Ratio of Net Investment Income to
  Average Net Assets***                        (0.02)%          0.64%          1.64%
Portfolio Turnover Rate***                         72%            91%            34%

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                        Janus Aspen Flexible Income Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    11.66     $    11.46     $    11.41     $    12.05     $    11.78     $    11.24
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .30            .61            .72            .76            .64            .67
  Net gain/(loss) on securities
    (both realized and unrealized)                 .07            .26          (.02)          (.58)            .41            .62
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .37            .87            .70            .18           1.05           1.29
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.30)          (.67)          (.65)          (.75)          (.67)          (.64)
  Distributions (from capital gains)*               --             --             --          (.07)          (.11)          (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.30)          (.67)          (.65)          (.82)          (.78)          (.75)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    11.73     $    11.66     $    11.46     $    11.41     $    12.05     $    11.78
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   3.17%          7.74%          6.25%          1.60%          9.11%         11.76%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  437,685     $  387,509     $  242,401     $  186,681     $  129,582     $   54,098
Average Net Assets for the Period
  (in thousands)                            $  405,284     $  317,156     $  206,242     $  161,459     $   86,627     $   36,547
Ratio of Gross Expenses to
  Average Net Assets***(2)                       0.68%          0.67%          0.76%          0.72%          0.73%          0.75%
Ratio of Net Expenses to
  Average Net Assets***(2)                       0.68%          0.67%          0.76%          0.72%          0.73%          0.75%
Ratio of Net Investment Income to
  Average Net Assets***                          5.56%          5.87%          7.02%          6.99%          6.36%          6.90%
Portfolio Turnover Rate***                        310%           308%           202%           116%           145%           119%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) Period January 18, 2000 (inception) to December 31, 2000.
(2) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 71

For a share outstanding during the
six months ended June 30 (unaudited)
and through each fiscal year                                          Janus Aspen Money Market Portfolio
ended December 31                              2002           2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .01            .04            .06            .05            .05            .05
  Net gain/(loss) on securities
    (both realized and unrealized)                  --             --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .01            .04            .06            .05            .05            .05
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.01)          (.04)          (.06)          (.05)          (.05)          (.05)
  Distributions (from capital gains)*               --             --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.01)          (.04)          (.06)          (.05)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   0.89%          4.22%          6.29%          4.98%          5.36%          5.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $   99,266     $  100,231     $   70,808     $   69,266     $   38,690     $   15,374
Average Net Assets for the Period
  (in thousands)                            $   95,572     $   96,524     $   64,491     $   54,888     $   31,665     $    8,926
Ratio of Gross Expenses to
Average Net Assets***(1)                         0.35%          0.34%          0.36%          0.43%          0.34%          0.50%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.35%          0.34%          0.36%          0.43%          0.34%          0.50%
Ratio of Net Investment Income to
  Average Net Assets***                          1.80%          4.07%          6.13%          4.94%          5.21%          5.17%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

72 Janus Aspen Series June 30, 2002

FINANCIAL HIGHLIGHTS - SERVICE SHARES

For a share outstanding during the                        Janus Aspen                                  Janus Aspen
six months ended June 30 (unaudited) and                Growth Portfolio                       Aggressive Growth Portfolio
through each fiscal year ended December 31     2002           2001           2000           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    19.76     $    26.36     $    33.52     $    21.73     $    35.97     $    59.16
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                   (.03)          (.02)          (.01)          (.04)          (.09)            .12
  Net gain/(loss) on securities
    (both realized and unrealized)              (3.07)         (6.54)         (4.58)         (4.16)        (14.15)        (16.98)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (3.10)         (6.56)         (4.59)         (4.20)        (14.24)        (16.86)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --             --             --             --             --             --
  Distributions (from capital gains)*               --          (.04)         (2.57)             --             --         (4.58)
  Tax return of capital*                            --             --             --             --             --         (1.75)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.04)         (2.57)             --             --         (6.33)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    16.66     $    19.76     $    26.36     $    17.53     $    21.73     $    35.97
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (15.69)%       (24.90)%       (14.75)%       (19.33)%       (39.59)%       (31.78)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  225,343     $  237,012     $  104,656     $  150,745     $  169,656     $  126,135
Average Net Assets for the Period
  (in thousands)                            $  245,437     $  160,200     $   29,782     $  164,018     $  146,884     $   43,775
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.92%          0.91%          0.92%          0.92%          0.92%          0.92%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.92%          0.91%          0.92%          0.91%          0.92%          0.92%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                        (0.37)%        (0.20)%        (0.07)%        (0.38)%        (0.48)%        (0.65)%
Portfolio Turnover Rate***                         42%            48%            47%            73%            99%            82%

For a share outstanding during the                        Janus Aspen                                  Janus Aspen
six months ended June 30 (unaudited) and         Capital Appreciation Portfolio                   Core Equity Portfolio
through each fiscal year ended December 31     2002           2001           2000           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    20.57     $    26.54     $    32.77     $    16.15     $    19.05     $    27.15
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .04            .14            .27             --            .05            .01
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.49)         (5.92)         (6.27)         (1.16)         (2.31)         (1.93)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.45)         (5.78)         (6.00)         (1.16)         (2.26)         (1.92)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.04)          (.19)          (.22)             --          (.05)          (.01)
  Distributions (from capital gains)*               --             --          (.01)             --          (.59)         (6.17)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.04)          (.19)          (.23)             --          (.64)         (6.18)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    19.08     $    20.57     $    26.54     $    14.99     $    16.15     $    19.05
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (7.05)%       (21.83)%       (18.37)%        (7.12)%       (12.04)%        (8.24)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  444,738     $  498,094     $  527,960     $      905     $      971     $      306
Average Net Assets for the Period
  (in thousands)                            $  479,624     $  514,004     $  311,628     $    1,055     $      612     $       93
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.92%          0.91%          0.92%          1.50%          1.30%          1.52%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.92%          0.91%          0.92%          1.50%          1.30%          1.52%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                          0.38%          0.69%          1.52%         (0.03)%         0.44%          0.38%
Portfolio Turnover Rate***                         56%            67%            41%            89%           114%            95%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 73

For a share outstanding during the                        Janus Aspen                                  Janus Aspen
six months ended June 30 (unaudited) and               Balanced Portfolio                      Growth and Income Portfolio
through each fiscal year ended December 31     2002           2001           2000           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    23.31     $    24.92     $    27.82     $    14.87     $    17.35     $    20.63
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .23            .47            .17            .03            .12            .07
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.01)         (1.68)          (.52)         (1.61)         (2.47)         (2.99)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 (.78)         (1.21)          (.35)         (1.58)         (2.35)         (2.92)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.21)          (.40)          (.22)          (.03)          (.13)          (.05)
  Distributions (from capital gains)*               --             --         (2.31)             --             --          (.31)
  Tax return of capital*                            --             --          (.02)             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.21)          (.40)         (2.55)          (.03)          (.13)          (.36)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    22.32     $    23.31     $    24.92     $    13.26     $    14.87     $    17.35
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (3.34)%        (4.90)%        (1.37)%       (10.62)%       (13.58)%       (14.31)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  239,731     $  192,338     $   48,634     $   82,460     $   85,154     $   54,212
Average Net Assets for the Period
  (in thousands)                            $  219,057     $  108,835     $   13,810     $   88,571     $   73,705     $   12,868
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.91%          0.91%          0.92%          1.00%          0.95%          1.11%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.91%          0.91%          0.91%          1.00%          0.95%          1.10%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                          2.29%          2.58%          2.93%          0.48%          0.91%          1.20%
Portfolio Turnover Rate***                         95%           114%            72%            44%            52%            37%

For a share outstanding during the
six months ended June 30 (unaudited)                      Janus Aspen                                  Janus Aspen
and through each fiscal year or period             Strategic Value Portfolio                  International Growth Portfolio
ended December 31                              2002           2001          2000(2)         2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     9.18     $    10.04     $    10.00     $    23.30     $    30.64     $    38.29
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                      --             --            .01            .09            .18            .46
  Net gain/(loss) on securities
    (both realized and unrealized)               (.89)          (.84)            .03         (2.92)         (7.35)         (6.39)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 (.89)          (.84)            .04         (2.83)         (7.17)         (5.93)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.02)             --          (.08)          (.17)          (.47)
  Distributions (from capital gains)*               --             --             --             --             --          (.91)
  Tax return of capital*                            --             --             --             --             --          (.34)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.02)             --          (.08)          (.17)         (1.72)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     8.29     $     9.18     $    10.04     $    20.39     $    23.30     $    30.64
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                 (9.59)%        (8.38)%          0.40%       (12.16)%       (23.43)%       (16.14)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $   20,442     $   15,605     $    1,538     $  512,508     $  541,803     $  497,212
Average Net Assets for the Period
  (in thousands)                            $   19,678     $    7,996     $      431     $  551,100     $  522,001     $  269,680
Ratio of Gross Expenses to
  Average Net Assets***(1)                       1.36%          1.50%          1.52%          0.99%          0.96%          0.96%
Ratio of Net Expenses to
  Average Net Assets***(1)                       1.36%          1.50%          1.52%          0.98%          0.96%          0.96%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                        (0.16)%          0.09%          0.66%          0.86%          0.68%          1.85%
Portfolio Turnover Rate***                         57%            86%            47%            76%            65%            67%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period May 1, 2000 (inception) to December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

74 Janus Aspen Series June 30, 2002

For a share outstanding during the
six months ended June 30 (unaudited)                      Janus Aspen                                  Janus Aspen
and through each fiscal year or period             Worldwide Growth Portfolio                Global Life Sciences Portfolio
ended December 31                              2002           2001           2000           2002           2001          2000(2)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    28.38     $    36.77     $    47.49     $     7.75     $     9.31     $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .08            .17          (.07)          (.02)             --             --
  Net gain/(loss) on securities
    (both realized and unrealized)              (3.82)         (8.48)         (6.97)         (1.45)         (1.56)          (.69)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (3.74)         (8.31)         (7.04)         (1.47)         (1.56)          (.69)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.07)          (.08)          (.02)            --             --             --
  Distributions (from capital gains)*               --             --         (3.52)            --             --             --
  Tax return of capital*                            --             --          (.14)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.07)          (.08)         (3.68)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    24.57     $    28.38     $    36.77     $     6.28     $     7.75     $     9.31
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                (13.17)%       (22.62)%       (15.99)%       (18.97)%       (16.76)%        (6.90)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  204,563     $  171,392     $   71,757     $   33,331     $   44,161     $   48,005
Average Net Assets for the Period
  (in thousands)                            $  191,186     $  119,429     $   22,158     $   40,019     $   38,230     $   16,247
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.95%          0.94%          0.95%          1.06%          1.07%          1.20%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.95%          0.94%          0.94%          1.05%          1.06%          1.20%
Ratio of Net Investment Income to
  Average Net Assets***                          0.67%          0.47%          0.29%        (0.64)%        (0.43)%        (0.03)%
Portfolio Turnover Rate***                         84%            82%            66%            82%           109%           137%

For a share outstanding during the
six months ended June 30 (unaudited)                      Janus Aspen                           Janus Aspen
and through each fiscal year or period            Global Technology Portfolio              Global Value Portfolio
ended December 31                              2002           2001          2000(2)         2002          2001(3)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     4.08     $     6.55     $    10.00     $    10.49     $    10.00
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                   (.01)            .02            .05            .01            .01
  Net gain/(loss) on securities
    (both realized and unrealized)              (1.20)         (2.46)         (3.46)            .34            .49
------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                (1.21)         (2.44)         (3.41)            .35            .50
------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.03)          (.04)          (.06)          (.01)
  Distributions (from capital gains)*               --             --             --          (.02)             --
------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.03)          (.04)          (.08)          (.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     2.87     $     4.08     $     6.55     $    10.76     $    10.49
------------------------------------------------------------------------------------------------------------------
Total Return**                                (29.66)%       (37.31)%       (34.11)%          3.35%          4.97%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $  178,015     $  287,103     $  374,544     $    3,806     $    2,108
Average Net Assets for the Period
  (in thousands)                            $  241,993     $  307,222     $  268,923     $    2,516     $    1,947
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.94%          0.95%          0.94%          1.50%          1.50%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.94%          0.94%          0.94%          1.50%          1.50%
Ratio of Net Investment Income to
  Average Net Assets***                        (0.27)%          0.42%          1.14%          0.24%          0.10%
Portfolio Turnover Rate***                         72%            91%            34%            46%            22%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.
(2) Period January 18, 2000 (inception) to December 31, 2000.
(3) Period May 1, 2001 (inception) to December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 75

For a share outstanding during the                        Janus Aspen
six months ended June 30 (unaudited) and            Flexible Income Portfolio
through each fiscal year ended December 31     2002           2001           2000
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    11.98     $    11.62     $    11.41
------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .13            .47            .53
  Net gain/(loss) on securities
    (both realized and unrealized)                 .23            .39            .14
------------------------------------------------------------------------------------
Total from Investment Operations                   .36            .86            .67
------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.15)          (.50)          (.46)
  Distributions (from capital gains)*               --             --             --
------------------------------------------------------------------------------------
Total Distributions                              (.15)          (.50)          (.46)
------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    12.19     $    11.98     $    11.62
------------------------------------------------------------------------------------
Total Return**                                   3.00%          7.49%          6.00%
------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $    7,931     $    2,136     $      568
Average Net Assets for the Period
  (in thousands)                            $    3,842     $    1,452     $      187
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.95%          0.91%          0.99%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.95%          0.90%          0.99%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                          5.31%          5.56%          6.54%
Portfolio Turnover Rate***                        310%           308%           202%

For a share outstanding during the                        Janus Aspen
six months ended June 30 (unaudited) and             Money Market Portfolio
through each fiscal year ended December 31     2002           2001           2000
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .01            .04            .06
  Net gain/(loss) on securities
    (both realized and unrealized)                  --             --             --
------------------------------------------------------------------------------------
Total from Investment Operations                   .01            .04            .06
------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.01)          (.04)          (.06)
  Distributions (from capital gains)*               --             --             --
------------------------------------------------------------------------------------
Total Distributions                              (.01)          (.04)          (.06)
------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------
Total Return**                                   0.76%          3.97%          6.03%
------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $       11     $       11     $       10
Average Net Assets for the Period
  (in thousands)                            $       11     $       11     $       10
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.62%          0.59%          0.61%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.62%          0.59%          0.61%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                          1.53%          3.91%          5.84%


*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

76 Janus Aspen Series June 30, 2002

FINANCIAL HIGHLIGHTS - SERVICE II SHARES

                                           Janus Aspen                   Janus Aspen
                                          International                   Worldwide
For a share outstanding during the       Growth Portfolio              Growth Portfolio
six months ended June 30 (unaudited)           2002                          2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    23.24                    $    28.49
---------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                     .02                           .08
  Net gain/(loss) on securities
    (both realized and unrealized)              (2.79)                        (3.83)
---------------------------------------------------------------------------------------
Total from Investment Operations                (2.77)                        (3.75)
---------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.02)                         (.07)
  Distributions (from capital gains)*               --                            --
---------------------------------------------------------------------------------------
Total Distributions                              (.02)                         (.07)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    20.45                    $    24.67
---------------------------------------------------------------------------------------
Total Return**                                (11.94)%                      (13.16)%
---------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $   17,607                    $        9
Average Net Assets for the Period
  (in thousands)                            $    3,196                    $        9
Ratio of Gross Expenses to
  Average Net Assets***(1)                       1.07%                         0.95%
Ratio of Net Expenses to
  Average Net Assets***(1)                       1.06%                         0.95%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                          1.17%                         0.64%
Portfolio Turnover Rate***                         76%                           84%

                                                                         Janus Aspen
                                                                      Global Technology
For a share outstanding during the                                        Portfolio
six months ended June 30 (unaudited)                                         2002
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $     4.13
---------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                                                    --
  Net gain/(loss) on securities
    (both realized and unrealized)                                            (1.22)
---------------------------------------------------------------------------------------
Total from Investment Operations                                              (1.22)
---------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                                         --
  Distributions (from capital gains)*                                             --
---------------------------------------------------------------------------------------
Total Distributions                                                               --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $     2.91
---------------------------------------------------------------------------------------
Total Return**                                                              (29.54)%
---------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $    6,527
Average Net Assets for the Period
  (in thousands)                                                              $1,265
Ratio of Gross Expenses to
  Average Net Assets***(1)                                                     1.01%
Ratio of Net Expenses to
  Average Net Assets***(1)                                                     0.98%
Ratio of Net Investment Income/(Loss) to
  Average Net Assets***                                                      (0.66)%
                                                                                 72%

*   See Note 3 in Notes to Financial Statements.
** Total return not annualized for periods of less than one full year. *** Annualized for periods of less than one full year.
(1) See Note 5 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

                                             JANUS ASPEN SERIES JUNE 30, 2002 77

NOTES TO SCHEDULES OF INVESTMENTS

ADR AMERICAN DEPOSITORY RECEIPT

* Non-income-producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or swap spread lock agreements.

+ Securities are exempt from the registration requirements of the Securities Act of 1933 and/or Section 4(2) of the Securities Act and may be deemed to be restricted for resale.

(omega) Rate is subject to change. Rate shown reflects current rate.

(delta) Security is a defaulted security in Janus Aspen Global Technology Portfolio and Janus Aspen Flexible Income Portfolio with accrued interest in the amount of $40,000 and $39,840, respectively, that was written-off December 10, 2001.

(pi) Security is a U.S. Treasury Inflation-Protected Security (TIPS).

SS. SCHEDULE OF ILLIQUID SECURITIES

                                                                             Value as
                                   Acquisition   Acquisition    Amortized      % of
                                       Date          Cost          Cost     Net Assets
======================================================================================
Janus Aspen Money Market Portfolio
Idaho Power Corp., 2.2475%, 9/1/02    9/24/01    $5,014,579    $5,001,253      5.04%
--------------------------------------------------------------------------------------

Illiquid securities are valued at amortized cost.

# The Investment Company Act of 1940 defines affiliates as those companies in which a Portfolio holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended June 30, 2002:

                                Purchases           Sales         Realized   Dividend   Market Value
                              Shares   Cost     Shares   Cost    Gain/(Loss)  Income     at 6/30/02
====================================================================================================
Janus Aspen Growth Portfolio
Dionex Corp.                    --      --        --      --         --         --      $28,703,154
----------------------------------------------------------------------------------------------------

Variable Rate Notes. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change. Rates in the security description are as of June 30, 2002.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase Agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

78 Janus Aspen Series June 30, 2002

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of the Portfolios and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Portfolios operate and the methods used in preparing and presenting this report.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Aspen Series (the "Trust") was organized as a Delaware Trust on May 20, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Trust offers fourteen Portfolios or series of shares with differing investment objectives and policies. Twelve Portfolios invest primarily in equity securities: Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen Strategic Value Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio and Janus Aspen Global Value Portfolio. One Portfolio invests primarily in income-producing securities: Janus Aspen Flexible Income Portfolio. Janus Aspen Money Market Portfolio invests in short-term money market securities. Each Portfolio is diversified as defined in the 1940 Act, with the exception of the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Strategic Value Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio and Janus Aspen Global Value Portfolio, which are nondiversified.

Institutional Shares of the Trust are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans.

Effective December 31, 1999, the Trust issued a new class of shares, the Service Shares. Service Shares of the Trust are also issued and redeemed only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans.

Effective December 31, 2001, the Trust issued a new class of shares, the Service II Shares in the Janus Aspen International Growth, Janus Aspen Worldwide Growth, and Janus Aspen Global Technology Portfolios. Janus Capital Management LLC ("Janus Capital") invested $10,000 of initial seed capital in each Portfolio of the Service II Shares.

Janus Aspen High-Yield Portfolio was liquidated on October 26, 2001. Regulatory approvals were obtained to substitute shares of the Janus Aspen Flexible Income Portfolio for shares of the Janus Aspen High-Yield Portfolio. 60,319 shares in the amount of $731,670 were exchanged into Janus Aspen Flexible Income Portfolio as a result of the substitution.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trustees. Short-term investments maturing within 60 days and all money market securities in the Money Market Portfolio are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as, gains and losses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS

The Portfolios enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

                                             JANUS ASPEN SERIES JUNE 30, 2002 79

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Portfolios may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest-rate swaps and swap-related products. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS

The Portfolios may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. The Portfolios may not experience similar performance as their assets grow.

ADDITIONAL INVESTMENT RISK

A portion of the Janus Aspen Flexible Income Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

RESTRICTED SECURITY TRANSACTIONS

Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security which each portfolio seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS

Each Portfolio, except the Money Market Portfolio, makes at least semiannual distributions of substantially all of its investment income and at least an annual distribution of its net realized capital gains, if any. Dividends are declared daily and distributed monthly for the Janus Aspen Money Market Portfolio. The majority of dividends and capital gains distributions from a Portfolio will be automatically reinvested into additional shares of that Portfolio.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

No provision for income taxes is included in the accompanying financial statements as the Portfolios intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

80 Janus Aspen Series June 30, 2002

2. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Each equity Portfolio is subject to advisory fees payable to Janus Capital based upon an annual rate of .65% of average net assets. The Janus Aspen Flexible Income Portfolio is subject to advisory fees payable to Janus Capital based upon annual rates of .65% of the first $300 million of average net assets plus .55% of average net assets in excess of $300 million. The Janus Aspen Money Market Portfolio's advisory fee rate is .25% of average net assets.

Janus Capital has agreed to reduce its fee to the extent normal operating expenses exceed 1% of the average net assets of the Janus Aspen Flexible Income Portfolio and .50% of the average net assets of the Janus Aspen Money Market Portfolio for a fiscal year. Janus Capital has also agreed to reduce its fee to the extent that normal operating expenses exceed 1.25% of the average net assets of the Janus Aspen Core Equity, Janus Aspen Strategic Value, Janus Aspen Global Life Sciences, Janus Aspen Global Technology and Janus Aspen Global Value Portfolios.

Janus Capital has agreed to continue these fee waivers and reductions until at least the next annual renewal of the advisory contracts. The distribution fee applicable to the Service and Service II Shares is not included in these expense limits.

Janus Services LLC ("Janus Services"), a wholly owned subsidiary of Janus Capital, receives certain out-of-pocket expenses for transfer agent services.

Officers and trustees of the Portfolios may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Portfolios.

Janus Distributors LLC, a wholly owned subsidiary of Janus Capital, is a distributor of the Portfolios. The Service and Service II Shares have each adopted a Distribution and Shareholder Servicing Plan (The "Plans") pursuant to Rule 12b-1 under The 1940 Act. The Plans authorize payments by the Portfolios in connection with the distribution of the Service and Service II Shares at an annual rate, as determined from time to time by the Board of Trustees, of up to ..25% of the Service and Service II Shares' average daily net assets.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Portfolios. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended June 30, 2002, are noted below.

                                             DST Securities, Inc.    Portfolio Expense       DST Systems
Portfolio                                      Commissions Paid*        Reduction*              Costs
========================================================================================================
Janus Aspen Growth Portfolio                       $  4,608              $  3,457              $(1,322)
Janus Aspen Aggressive Growth Portfolio              94,859                71,162              (68,891)
Janus Aspen Capital Appreciation Portfolio               --                    --                 2,043
Janus Aspen Core Equity Portfolio                        --                    --                 1,890
Janus Aspen Balanced Portfolio                       20,157                15,121              (13,308)
Janus Aspen Growth and Income Portfolio                  --                    --                 1,912
Janus Aspen Strategic Value Portfolio                    --                    --                 1,896
Janus Aspen International Growth Portfolio               --                    --                 2,759
Janus Aspen Worldwide Growth Portfolio                   --                    --                 2,907
Janus Aspen Global Life Sciences Portfolio               --                    --                 1,883
Janus Aspen Global Technology Portfolio                 359                   269                 1,668
Janus Aspen Global Value Portfolio                       --                    --                 1,206
Janus Aspen Flexible Income Portfolio                    --                    --                 1,963
Janus Aspen Money Market Portfolio                       --                    --                 1,687
--------------------------------------------------------------------------------------------------------

* The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

                                             JANUS ASPEN SERIES JUNE 30, 2002 81

3. FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire between December 1, 2008 and December 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2002 are also noted below.

                                              Accumulated       Federal Tax       Unrealized        Unrealized     Net Appreciation/
Portfolio                                   Capital Losses          Cost         Appreciation     (Depreciation)    (Depreciation)
===================================================================================================================================
Janus Aspen Growth Portfolio               $  (825,859,740)   $ 2,384,111,867   $   246,035,371   $ (455,255,167)   $ (209,219,796)
Janus Aspen Aggressive Growth Portfolio     (1,606,880,761)     1,885,190,868       173,440,529     (297,265,903)     (123,825,374)
Janus Aspen Capital Appreciation Portfolio    (462,062,044)     1,144,432,965        83,411,158     (138,574,728)      (55,163,570)
Janus Aspen Core Equity Portfolio               (1,735,616)        12,767,909           786,617       (1,123,710)         (337,093)
Janus Aspen Balanced Portfolio                (124,545,495)     3,672,383,170       129,179,529     (203,941,498)      (74,761,969)
Janus Aspen Growth and Income Portfolio        (24,326,987)       168,396,677         9,664,250      (21,602,455)      (11,938,205)
Janus Aspen Strategic Value Portfolio           (1,881,019)        28,247,550         1,638,685       (3,601,759)       (1,963,074)
Janus Aspen International Growth Portfolio    (397,772,820)     1,410,927,276       112,008,038     (166,998,279)      (54,990,241)
Janus Aspen Worldwide Growth Portfolio      (1,238,904,155)     5,148,179,937       386,640,535     (451,380,435)      (64,739,900)
Janus Aspen Global Life Sciences Portfolio     (10,308,367)        38,795,471         4,347,801       (5,300,932)         (953,131)
Janus Aspen Global Technology Portfolio       (291,551,726)       271,328,354         9,444,857      (91,896,560)      (82,451,703)
Janus Aspen Global Value Portfolio                       --         3,534,083           241,945         (166,215)            75,730
Janus Aspen Flexible Income Portfolio           (2,634,842)       426,966,895         9,097,019       (3,297,917)         5,799,102
Janus Aspen Money Market Portfolio                  (1,154)        98,220,179                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------


82 Janus Aspen Series June 30, 2002

4. EXPENSES

The Portfolios' expenses may be reduced through expense-reduction arrangements. Those arrangements include the use of broker commissions paid to DST Securities, Inc. and uninvested cash balances earning interest with the Portfolios' custodian. The Statements of Operations reflect the total expenses before any offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offset (gross expense ratio) and after expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers.

Expenses are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Janus Aspen Service and Service II Shares each pay a distribution fee of up to ..25% of average net assets.

5. EXPENSE RATIOS

Listed below are the gross expense ratios for the various Portfolios that would be in effect, absent the waiver of certain fees, and offsets.

                                                                                                                          Service II
                                                            Institutional Shares                        Service Shares        Shares
Portfolio                                    2002    2001      2000    1999      1998      1997    2002      2001      2000     2002
====================================================================================================================================
Janus Aspen Growth Portfolio                 0.67%   0.66%     0.67%   0.69%     0.75%     0.78%   0.92%     0.91%     0.92%     N/A
Janus Aspen Aggressive Growth Portfolio      0.67%   0.67%     0.66%   0.70%     0.75%     0.78%   0.92%     0.92%     0.92%     N/A
Janus Aspen Capital Appreciation Portfolio   0.67%   0.66%     0.67%   0.79%     0.97%  2.19%(4)   0.92%     0.91%     0.92%     N/A
Janus Aspen Core Equity Portfolio            1.62%   1.13%     1.65%   1.38%     1.86%  5.75%(4)   1.87%     1.30%     2.03%     N/A
Janus Aspen Balanced Portfolio               0.66%   0.66%     0.66%   0.69%     0.74%     0.83%   0.91%     0.91%     0.92%     N/A
Janus Aspen Growth and Income Portfolio      0.74%   0.70%     0.78%   1.15%  3.06%(3)       N/A   1.00%     0.95%     1.11%     N/A
Janus Aspen Strategic Value Portfolio        1.11%   1.34%  3.45%(1)     N/A       N/A       N/A   1.36%     1.60%  3.72%(1)     N/A
Janus Aspen International Growth Portfolio   0.74%   0.71%     0.71%   0.84%     0.95%     1.08%   0.99%     0.96%     0.96%   1.07%
Janus Aspen Worldwide Growth Portfolio       0.70%   0.69%     0.69%   0.71%     0.74%     0.81%   0.95%     0.94%     0.95%   0.95%
Janus Aspen Global Life Sciences Portfolio   0.81%   0.81%  1.03%(2)     N/A       N/A       N/A   1.06%     1.07%  1.20%(2)     N/A
Janus Aspen Global Technology Portfolio      0.69%   0.68%  0.69%(2)     N/A       N/A       N/A   0.94%     0.95%  0.94%(2)   1.01%
Janus Aspen Global Value Portfolio             N/A     N/A       N/A     N/A       N/A       N/A   2.77%  3.62%(5)       N/A     N/A
Janus Aspen Flexible Income Portfolio        0.68%   0.67%     0.76%   0.72%     0.73%     0.75%   0.95%     0.91%     0.99%     N/A
Janus Aspen Money Market Portfolio           0.35%   0.34%     0.36%   0.43%     0.34%     0.55%   0.62%     0.59%     0.61%     N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) Period May 1, 2000 (inception) to December 31, 2000.
(2) Period January 18, 2000 (inception) to December 31, 2000.
(3) Period May 1, 1998 (inception) to December 31, 1998.
(4) Period May 1, 1997 (inception) to December 31, 1997.
(5) Period May 1, 2001 (inception) to December 31, 2001.

                                             JANUS ASPEN SERIES JUNE 30, 2002 83

EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1. PERFORMANCE OVERVIEWS

When comparing the performance of a Portfolio with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a Portfolio invested in the index.

Average annual total returns are quoted for each class of the Portfolio. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period.

2. SCHEDULES OF INVESTMENTS

Following the performance overview section is each Portfolio's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

Portfolios that invest in foreign securities also provide a summary of investments by country. This summary reports the Portfolio's exposure to different countries by providing the percentage of securities invested in each country.

2A. FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows each Portfolio's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Portfolio's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3. STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Portfolios on the last day of the reporting period.

The Portfolios' assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolios' liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last section of this statement reports the net asset value (NAV) per share on the last day of the reporting period for each class of the Portfolio. The NAV is calculated by dividing the Portfolios' net assets (assets minus liabilities) by the number of shares outstanding.

4. STATEMENT OF OPERATIONS

This statement details the Portfolios' income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses and expense offsets incurred by the Portfolios, including the advisory fee paid to the investment adviser.

The last section lists the increase or decrease in the value of securities held in the Portfolios. Portfolios realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolios during the period. "Net Realized and Unrealized Gain/ (Loss) on Investments" is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

84 Janus Aspen Series June 30, 2002

5. STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Portfolios' net assets during the reporting period. Changes in the Portfolios' net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Portfolios' net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolios' investment performance. The Portfolios' net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Portfolio to pay the distribution. If investors reinvest their dividends, the Portfolios' net assets will not be affected. If you compare each Portfolio's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on each Portfolio's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Portfolios through purchases or withdrawal via redemptions. Each Portfolio's net assets will increase and decrease in value as investors purchase and redeem shares from a Portfolio.

The section entitled "Net Assets Consist of" breaks down the components of the Portfolios' net assets. Because Portfolios must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6. FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the net asset value (NAV) for current and past reporting periods for each class of the Portfolio. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Portfolios. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across the Portfolios for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Portfolios' expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Portfolio during the reporting period. Don't confuse this ratio with a Portfolio's yield. The net investment income ratio is not a true measure of a Portfolio's yield because it doesn't take into account the dividends distributed to the Portfolio's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in a Portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire Portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the Portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the Portfolio is sold every six months.

                                             JANUS ASPEN SERIES JUNE 30, 2002 85

SHAREHOLDER MEETING

Each of the proposals described below were considered at a special meeting of the Portfolios' Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meetings appear below. Each vote represents a value held on the record date for each meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares             Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees               Affirmative       Withheld        Total     Affirmative  Withheld    Total    Affirmative  Withheld    Total
====================================================================================================================================
Thomas H. Bailey       758,551,719      26,519,589    785,071,308     80.51%      2.81%     83.32%      96.62%      3.38%    100.00%
Dennis B. Mullen       759,975,400      25,095,908    785,071,308     80.66%      2.66%     83.32%      96.80%      3.20%    100.00%
James T. Rothe         760,225,395      24,845,913    785,071,308     80.68%      2.64%     83.32%      96.84%      3.16%    100.00%
William D. Stewart     760,355,853      24,715,455    785,071,308     80.70%      2.62%     83.32%      96.85%      3.15%    100.00%
Martin H. Waldinger    759,412,179      25,659,129    785,071,308     80.60%      2.72%     83.32%      96.73%      3.27%    100.00%
------------------------------------------------------------------------------------------------------------------------------------


PROPOSAL 2

To consider and approve new investment advisory agreements between Janus Aspen Series, on behalf of each Portfolio, and Janus Capital Corporation.

                                                                                Number of Shares
                                                  Record
Portfolio                                      Total Shares      Affirmative         Against          Abstain
==============================================================================================================
Janus Aspen Growth Portfolio                    135,882,166       92,726,202        2,578,879        5,594,573
Janus Aspen Aggressive Growth Portfolio         102,551,284       73,363,018        1,945,345        4,256,802
Janus Aspen Capital Appreciation Portfolio       60,121,904       54,071,377        1,252,455        2,439,747
Janus Aspen Core Equity Portfolio                   841,530          839,458               --            2,072
Janus Aspen Balanced Portfolio                  153,576,571      122,947,097        2,353,462        5,790,434
Janus Aspen Growth and Income Portfolio          11,507,874       10,662,289          250,579          460,101
Janus Aspen Strategic Value Portfolio             1,748,189        1,530,181           14,593           47,731
Janus Aspen International Growth Portfolio       60,514,415       37,249,881        1,093,734        1,864,580
Janus Aspen Worldwide Growth Portfolio          206,838,647      146,642,525        3,801,789        6,904,917
Janus Aspen Global Life Sciences Portfolio        6,092,672        5,741,174          137,577          213,910
Janus Aspen Global Technology Portfolio          67,489,850       62,362,279        1,918,742        2,978,860
Janus Aspen Global Value Portfolio                  200,005          200,000               --               --
Janus Aspen Flexible Income Portfolio            31,470,614       25,561,929          459,086        1,457,543
Janus Aspen Money Market Portfolio              103,356,389       95,570,778        5,923,910        1,861,701
--------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares       Percentage of Shares Voted

Portfolio                                   Affirmative    Against     Abstain  Affirmative    Against     Abstain
==================================================================================================================
Janus Aspen Growth Portfolio                   68.24%       1.90%       4.12%      91.90%       2.56%       5.54%
Janus Aspen Aggressive Growth Portfolio        71.54%       1.90%       4.15%      92.20%       2.45%       5.35%
Janus Aspen Capital Appreciation Portfolio     89.94%       2.08%       4.06%      93.61%       2.17%       4.22%
Janus Aspen Core Equity Portfolio              99.75%       0.00%       0.25%      99.75%       0.00%       0.25%
Janus Aspen Balanced Portfolio                 80.06%       1.53%       3.77%      93.79%       1.79%       4.42%
Janus Aspen Growth and Income Portfolio        92.65%       2.18%       4.00%      93.75%       2.20%       4.05%
Janus Aspen Strategic Value Portfolio          87.53%       0.83%       2.73%      96.09%       0.91%       3.00%
Janus Aspen International Growth Portfolio     61.55%       1.81%       3.08%      92.64%       2.72%       4.64%
Janus Aspen Worldwide Growth Portfolio         70.89%       1.84%       3.34%      93.19%       2.42%       4.39%
Janus Aspen Global Life Sciences Portfolio     94.23%       2.26%       3.51%      94.23%       2.26%       3.51%
Janus Aspen Global Technology Portfolio        92.40%       2.84%       4.42%      92.72%       2.85%       4.43%
Janus Aspen Global Value Portfolio            100.00%       0.00%       0.00%     100.00%       0.00%       0.00%
Janus Aspen Flexible Income Portfolio          81.23%       1.46%       4.63%      93.03%       1.67%       5.30%
Janus Aspen Money Market Portfolio             92.47%       5.73%       1.80%      92.47%       5.73%       1.80%
------------------------------------------------------------------------------------------------------------------


86 and 87 Janus Aspen Series June 30, 2002

Proposal 3a
To approve revisions to or rescission of the fundamental restriction concerning the diversification of a Portfolio's investments.

                                                                                Number of Shares
                                                  Record
Portfolio                                      Total Shares      Affirmative         Against          Abstain
==============================================================================================================
Janus Aspen Growth Portfolio                    135,882,166       91,603,148        3,424,671        5,871,835
Janus Aspen Aggressive Growth Portfolio         102,551,284       71,600,277        3,409,854        4,555,034
Janus Aspen Capital Appreciation Portfolio       60,121,904       53,363,683        1,695,938        2,703,942
Janus Aspen Core Equity Portfolio                   841,530          796,871            1,874           42,785
Janus Aspen Balanced Portfolio                  153,576,571      121,595,397        3,244,477        6,251,119
Janus Aspen Growth and Income Portfolio          11,507,874       10,571,599          325,890          475,480
Janus Aspen Strategic Value Portfolio             1,748,189        1,523,684           23,148           45,673
Janus Aspen International Growth Portfolio       60,514,415       36,880,535        1,328,147        1,999,513
Janus Aspen Worldwide Growth Portfolio          206,838,647      145,165,111        4,889,222        7,294,898
Janus Aspen Global Life Sciences Portfolio        6,092,672        5,646,579          226,014          220,068
Janus Aspen Global Technology Portfolio          67,489,850       61,675,869        2,315,378        3,268,634
Janus Aspen Global Value Portfolio                  200,005          200,000               --               --
Janus Aspen Flexible Income Portfolio            31,470,614       25,526,387          650,583        1,301,588
Janus Aspen Money Market Portfolio              103,356,389       94,559,154        6,356,469        2,440,766
--------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares       Percentage of Shares Voted

Portfolio                                   Affirmative    Against     Abstain  Affirmative    Against     Abstain
==================================================================================================================
Janus Aspen Growth Portfolio                    67.42%       2.52%       4.32%      90.79%       3.39%       5.82%
Janus Aspen Aggressive Growth Portfolio         69.82%       3.33%       4.44%      89.99%       4.29%       5.72%
Janus Aspen Capital Appreciation Portfolio      88.76%       2.82%       4.50%      92.38%       2.94%       4.68%
Janus Aspen Core Equity Portfolio               94.69%       0.22%       5.09%      94.69%       0.22%       5.09%
Janus Aspen Balanced Portfolio                  79.18%       2.11%       4.07%      92.76%       2.47%       4.77%
Janus Aspen Growth and Income Portfolio         91.87%       2.83%       4.13%      92.95%       2.87%       4.18%
Janus Aspen Strategic Value Portfolio           87.16%       1.32%       2.61%      95.68%       1.45%       2.87%
Janus Aspen International Growth Portfolio      60.95%       2.19%       3.30%      91.73%       3.30%       4.97%
Janus Aspen Worldwide Growth Portfolio          70.18%       2.36%       3.53%      92.26%       3.11%       4.63%
Janus Aspen Global Life Sciences Portfolio      92.68%       3.71%       3.61%      92.68%       3.71%       3.61%
Janus Aspen Global Technology Portfolio         91.39%       3.43%       4.84%      91.70%       3.44%       4.86%
Janus Aspen Global Value Portfolio             100.00%       0.00%       0.00%     100.00%       0.00%       0.00%
Janus Aspen Flexible Income Portfolio           81.11%       2.07%       4.14%      92.90%       2.37%       4.73%
Janus Aspen Money Market Portfolio              91.49%       6.15%       2.36%      91.49%       6.15%       2.36%
------------------------------------------------------------------------------------------------------------------


Proposal 3b

To approve revisions to the fundamental restriction concerning a Portfolio's investments in commodities.

                                                                                Number of Shares
                                                  Record
Portfolio                                      Total Shares      Affirmative         Against          Abstain
==============================================================================================================
Janus Aspen Growth Portfolio                    135,882,166       89,992,567        4,799,552        6,107,535
Janus Aspen Aggressive Growth Portfolio         102,551,284       70,815,049        4,064,153        4,685,963
Janus Aspen Capital Appreciation Portfolio       60,121,904       52,678,397        2,272,110        2,813,056
Janus Aspen Core Equity Portfolio                   841,530          763,104           35,642           42,784
Janus Aspen Balanced Portfolio                  153,576,571      120,186,786        4,501,895        6,402,312
Janus Aspen Growth and Income Portfolio          11,507,874       10,433,810          439,716          499,443
Janus Aspen Strategic Value Portfolio             1,748,189        1,511,518           45,244           35,743
Janus Aspen International Growth Portfolio       60,514,415       36,406,445        1,739,496        2,062,254
Janus Aspen Worldwide Growth Portfolio          206,838,647      142,810,426        6,896,545        7,642,260
Janus Aspen Global Life Sciences Portfolio        6,092,672        5,579,515          320,318          192,828
Janus Aspen Global Technology Portfolio          67,489,850       60,924,251        2,921,527        3,414,103
Janus Aspen Global Value Portfolio                  200,005          200,000               --               --
Janus Aspen Flexible Income Portfolio            31,470,614       25,057,645        1,117,026        1,303,887
Janus Aspen Money Market Portfolio              103,356,389       91,539,149        9,153,303        2,663,937
--------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares       Percentage of Shares Voted

Portfolio                                   Affirmative    Against     Abstain  Affirmative    Against     Abstain
==================================================================================================================
Janus Aspen Growth Portfolio                    66.23%       3.53%       4.50%      89.19%       4.76%       6.05%
Janus Aspen Aggressive Growth Portfolio         69.05%       3.97%       4.57%      89.00%       5.11%       5.89%
Janus Aspen Capital Appreciation Portfolio      87.62%       3.78%       4.68%      91.20%       3.93%       4.87%
Janus Aspen Core Equity Portfolio               90.68%       4.24%       5.08%      90.68%       4.24%       5.08%
Janus Aspen Balanced Portfolio                  78.26%       2.93%       4.17%      91.68%       3.44%       4.88%
Janus Aspen Growth and Income Portfolio         90.67%       3.82%       4.34%      91.74%       3.87%       4.39%
Janus Aspen Strategic Value Portfolio           86.46%       2.59%       2.04%      94.92%       2.84%       2.24%
Janus Aspen International Growth Portfolio      60.16%       2.87%       3.41%      90.54%       4.33%       5.13%
Janus Aspen Worldwide Growth Portfolio          69.04%       3.34%       3.69%      90.76%       4.38%       4.86%
Janus Aspen Global Life Sciences Portfolio      91.58%       5.26%       3.16%      91.58%       5.26%       3.16%
Janus Aspen Global Technology Portfolio         90.27%       4.33%       5.06%      90.58%       4.34%       5.08%
Janus Aspen Global Value Portfolio             100.00%       0.00%       0.00%     100.00%       0.00%       0.00%
Janus Aspen Flexible Income Portfolio           79.62%       3.55%       4.15%      91.19%       4.07%       4.74%
Janus Aspen Money Market Portfolio              88.57%       8.85%       2.58%      88.57%       8.85%       2.58%
------------------------------------------------------------------------------------------------------------------


88 and 89 Janus Aspen Series June 30, 2002

PROPOSAL 3c
To approve revisions to the fundamental restriction concerning the lending of a Portfolio's portfolio securities.

                                                                                Number of Shares
                                                  Record
Portfolio                                      Total Shares      Affirmative         Against          Abstain
==============================================================================================================
Janus Aspen Growth Portfolio                    135,882,166       89,492,745        5,269,411        6,137,498
Janus Aspen Aggressive Growth Portfolio         102,551,284       69,836,538        5,079,723        4,648,904
Janus Aspen Capital Appreciation Portfolio       60,121,904       52,481,215        2,466,205        2,816,143
Janus Aspen Core Equity Portfolio                   841,530          762,702           35,483           43,345
Janus Aspen Balanced Portfolio                  153,576,571      119,053,861        5,336,486        6,700,646
Janus Aspen Growth and Income Portfolio          11,507,874       10,225,584          525,142          622,243
Janus Aspen Strategic Value Portfolio             1,748,189        1,521,950           31,382           39,173
Janus Aspen International Growth Portfolio       60,514,415       36,261,129        1,809,003        2,138,063
Janus Aspen Worldwide Growth Portfolio          206,838,647      141,625,535        7,788,878        7,934,818
Janus Aspen Global Life Sciences Portfolio        6,092,672        5,579,728          273,262          239,671
Janus Aspen Global Technology Portfolio          67,489,850       60,623,637        3,183,792        3,452,452
Janus Aspen Global Value Portfolio                  200,005          200,000               --               --
Janus Aspen Flexible Income Portfolio            31,470,614       24,759,216        1,306,389        1,412,953
Janus Aspen Money Market Portfolio              103,356,389       93,632,295        7,626,816        2,097,278
--------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares       Percentage of Shares Voted

Portfolio                                   Affirmative    Against     Abstain  Affirmative    Against     Abstain
==================================================================================================================
Janus Aspen Growth Portfolio                    65.86%       3.88%       4.52%      88.70%       5.22%       6.08%
Janus Aspen Aggressive Growth Portfolio         68.10%       4.95%       4.54%      87.77%       6.39%       5.84%
Janus Aspen Capital Appreciation Portfolio      87.29%       4.10%       4.69%      90.85%       4.27%       4.88%
Janus Aspen Core Equity Portfolio               90.63%       4.22%       5.15%      90.63%       4.22%       5.15%
Janus Aspen Balanced Portfolio                  77.52%       3.48%       4.36%      90.82%       4.07%       5.11%
Janus Aspen Growth and Income Portfolio         88.86%       4.56%       5.41%      89.91%       4.62%       5.47%
Janus Aspen Strategic Value Portfolio           87.06%       1.79%       2.24%      95.57%       1.97%       2.46%
Janus Aspen International Growth Portfolio      59.92%       2.99%       3.53%      90.18%       4.50%       5.32%
Janus Aspen Worldwide Growth Portfolio          68.47%       3.76%       3.84%      90.01%       4.95%       5.04%
Janus Aspen Global Life Sciences Portfolio      91.58%       4.49%       3.93%      91.58%       4.49%       3.93%
Janus Aspen Global Technology Portfolio         89.83%       4.72%       5.11%      90.13%       4.74%       5.13%
Janus Aspen Global Value Portfolio             100.00%       0.00%       0.00%     100.00%       0.00%       0.00%
Janus Aspen Flexible Income Portfolio           78.68%       4.15%       4.49%      90.11%       4.75%       5.14%
Janus Aspen Money Market Portfolio              90.59%       7.38%       2.03%      90.59%       7.38%       2.03%
------------------------------------------------------------------------------------------------------------------


PROPOSAL 3d

To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                Number of Shares
                                                  Record
Portfolio                                      Total Shares      Affirmative         Against          Abstain
==============================================================================================================
Janus Aspen Growth Portfolio                    135,882,166       91,837,123        3,445,586        5,616,945
Janus Aspen Aggressive Growth Portfolio         102,551,284       71,448,685        3,473,469        4,643,011
Janus Aspen Capital Appreciation Portfolio       60,121,904       53,456,159        1,695,372        2,612,032
Janus Aspen Core Equity Portfolio                   841,530          761,341           36,923           43,266
Janus Aspen Balanced Portfolio                  153,576,571      121,254,695        3,617,446        6,218,852
Janus Aspen Growth and Income Portfolio          11,507,874       10,454,188          363,423          555,358
Janus Aspen Strategic Value Portfolio             1,748,189        1,523,946           32,879           35,680
Janus Aspen International Growth Portfolio       60,514,415       36,925,253        1,345,785        1,937,157
Janus Aspen Worldwide Growth Portfolio          206,838,647      144,453,503        5,382,243        7,513,485
Janus Aspen Global Life Sciences Portfolio        6,092,672        5,756,267           79,519          256,875
Janus Aspen Global Technology Portfolio          67,489,850       61,709,091        2,251,298        3,299,492
Janus Aspen Global Value Portfolio                  200,005          200,000               --               --
Janus Aspen Flexible Income Portfolio            31,470,614       25,148,676        1,013,310        1,316,572
Janus Aspen Money Market Portfolio              103,356,389       94,822,838        6,384,710        2,148,841
--------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares       Percentage of Shares Voted

Portfolio                                   Affirmative    Against     Abstain  Affirmative    Against     Abstain
==================================================================================================================
Janus Aspen Growth Portfolio                    67.59%       2.54%       4.13%      91.02%       3.41%       5.57%
Janus Aspen Aggressive Growth Portfolio         69.67%       3.39%       4.53%      89.80%       4.37%       5.83%
Janus Aspen Capital Appreciation Portfolio      88.91%       2.82%       4.35%      92.54%       2.94%       4.52%
Janus Aspen Core Equity Portfolio               90.47%       4.39%       5.14%      90.47%       4.39%       5.14%
Janus Aspen Balanced Portfolio                  78.95%       2.36%       4.05%      92.50%       2.76%       4.74%
Janus Aspen Growth and Income Portfolio         90.84%       3.16%       4.83%      91.92%       3.20%       4.88%
Janus Aspen Strategic Value Portfolio           87.17%       1.88%       2.04%      95.70%       2.06%       2.24%
Janus Aspen International Growth Portfolio      61.02%       2.22%       3.20%      91.83%       3.35%       4.82%
Janus Aspen Worldwide Growth Portfolio          69.84%       2.60%       3.63%      91.80%       3.42%       4.78%
Janus Aspen Global Life Sciences Portfolio      94.48%       1.31%       4.21%      94.48%       1.31%       4.21%
Janus Aspen Global Technology Portfolio         91.43%       3.34%       4.89%      91.75%       3.35%       4.90%
Janus Aspen Global Value Portfolio             100.00%       0.00%       0.00%     100.00%       0.00%       0.00%
Janus Aspen Flexible Income Portfolio           79.91%       3.22%       4.19%      91.52%       3.69%       4.79%
Janus Aspen Money Market Portfolio              91.74%       6.18%       2.08%      91.74%       6.18%       2.08%
------------------------------------------------------------------------------------------------------------------


90 and 91 Janus Aspen Series June 30, 2002

NOTES

92 Janus Aspen Series June 30, 2002

NOTES

                                             JANUS ASPEN SERIES JUNE 30, 2002 93

                                  [LOGO] JANUS

                                  www.janus.com

                               100 Fillmore Street
                                Denver, CO 80206
                                 1-800-504-4440

Portfolios distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (8/02) 109-24-000 8/02

                               JANUS ASPEN SERIES
                           PART C -- OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 16. EXHIBITS

Exhibit 1   (a)   Trust Instrument dated May 19, 1993, is incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 20, 1993 (File No. 33-63212).

            (b) Amendments to Trust Instrument are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

            (c) Amendment to Trust Instrument dated December 10, 1996 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

            (d) Amendment to Trust Instrument dated September 14, 1999 is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

            (e) Amendment to Trust Instrument dated December 14, 1999 is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

            (f) Form of Amendment to Trust Instrument dated July 28, 2000, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (g) Form of Amendment to Trust Instrument dated August 1, 2000, is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (h) Form of Amendment to Trust Instrument dated February 12, 2001, is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (i) Form of Amendment to Trust Instrument dated July 31, 2001, is incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

            (j) Amendment to Trust Instrument dated September 13, 2001, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

            (k) Fourteenth Amendment to Trust Instrument dated September 18, 2002, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

            (l) Fifteenth Amendment to Trust Instrument dated October 14, 2002, is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

            (m) Sixteenth Amendment to Trust Instrument dated January 31, 2003 is filed herewith.

Exhibit 2   (a)   Restated Bylaws are incorporated herein by reference to
                  Exhibit 2(a) to Post-Effective Amendment No. 7, filed on
                  February 14, 1996 (File No. 33-63212).

            (b) First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

            (c) Second Amendment to Bylaws dated September 18, 2002, is incorporated herein by reference to Exhibit 2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

Exhibit 3   Not Applicable

Exhibit 4 Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A of this Registration Statement.

Exhibit 5   Not Applicable

Exhibit 6   (a)   Investment Advisory Agreement for Mid Cap Value Portfolio is
                  incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 31, filed on December 30, 2002
                  (File No. 33-63212).

            (b) Investment Sub-Advisory Agreement for Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 4(cc) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

Exhibit 7   (a)   Amended Distribution Agreement is incorporated herein by
                  reference to Post-Effective Amendment No. 17, filed on February 26, 1999 (File No. 33-63212).

            (b) Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

            (c) Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

            (d) Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

            (e) Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to
                  Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

            (f) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

            (g) Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

Exhibit 8   Not Applicable

Exhibit 9   (a)   Form of Custody Agreement between Janus Aspen Series and
                  Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

            (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

            (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to
                  Exhibit 8(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

            (d) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

            (e) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to
                  Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

            (f) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 14, filed on October 24, 1997 (File No. 33-63212).

            (g) Amendment to Custodian Contract is incorporated herein by reference to Exhibit 7(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

            (h) Foreign Custody Agreement to State Street Bank and Trust Company Contract, dated December 5, 2000, is incorporated herein by reference to

                  Exhibit 7(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (i) Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated herein by reference to Exhibit 7(m) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (j) Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(n) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (k) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(o) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (l) Form of Letter Agreement with State Street Bank and Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit 7(p) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

            (m) Form of Letter Agreement with State Street Bank and Trust Company, dated June 1, 2001, is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

            (n) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to Exhibit 7(r) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

            (o) Form of Letter Agreement with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to Exhibit 7(s) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

Exhibit 10  (a)   Form of Distribution and Shareholder Servicing Plan for
                  Service Shares between Janus Distributors, Inc. and Janus
                  Aspen Series is incorporated herein by reference to Exhibit
                  13(b) to Post-Effective Amendment No. 20, filed on October 26,
                  1999 (File No. 33-63212).

            (b) Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

Exhibit 11  Opinion and Consent of Shea & Gardner is filed herein.

Exhibit 12  Form of Tax Opinion of Shea & Gardner is filed herein.

Exhibit 13  (a)   Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No.
                  11, filed on April 30, 1997 (File No. 33-63212).

            (b) Form of Amended and Restated Transfer Agency Agreement, dated September 13, 2001, is incorporated herein by reference to
                  Exhibit 8(d) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

            (c) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No.33-63212).

            (d) Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

Exhibit 14  Consent of PricewaterhouseCoopers LLP is filed herein.

Exhibit 15  Not Applicable

Exhibit 16 Powers of Attorney are incorporated herein by reference to Exhibit 16 to Form N-14, filed on December 12, 2002 by registrant.

Exhibit 17  Voting Instruction Forms are filed herein.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of Denver, and State of Colorado, on the 7th day of February, 2003.

                                      JANUS ASPEN SERIES

                                      By: /s/ Loren M. Starr

                                              -----------------------------
                                              Loren M. Starr, President and
                                              Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                                   DATE
---------                      -----                                   ----
                               President and                           February 7, 2003
/s/ Loren M. Starr             Chief Executive Officer
----------------------         (Principal Executive Officer)
Loren M. Starr

                               Vice President, Chief Financial         February 7, 2003
/s/ Anita E. Falicia           Officer and Treasurer
----------------------         (Principal Accounting Officer)
Anita E. Falicia

Thomas H. Bailey*              Trustee                                 February 7, 2003
----------------------
Thomas H. Bailey

William F. McCalpin*           Trustee                                 February 7, 2003
----------------------
William F. McCalpin

John W. McCarter, Jr.*         Trustee                                 February 7, 2003
----------------------
John W. McCarter, Jr.

Dennis B. Mullen*              Trustee                                 February 7, 2003
----------------------
Dennis B. Mullen

James T. Rothe*                Trustee                                 February 7, 2003
----------------------
James T. Rothe

William D. Stewart*            Trustee                                 February 7, 2003
----------------------
William D. Stewart

Martin H. Waldinger*           Trustee                                 February 7, 2003
----------------------
Martin H. Waldinger

/s/ Thomas A. Early
----------------------
*By   Thomas A. Early
      Attorney-in-Fact

                                INDEX OF EXHIBITS

EXHIBIT NUMBER                                  EXHIBIT TITLE
--------------                                  -------------
1(m)                                            Sixteenth Amendment to Trust Instrument

11                                              Opinion and Consent of Shea & Gardner

12                                              Form of Tax Opinion of Shea & Gardner

14                                              Consent of PricewaterhouseCoopers LLP

17                                              Voting Instruction Forms